As filed with the U.S. Securities and Exchange Commission on May 25, 2016

File Nos. 333-92935 and 811-09729

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 1,644	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 1,644	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Iron Street

Boston, MA 02210

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	DEEPA DAMRE, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☒	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

________, 2016
2016 Prospectus
►	iShares Core S&P Total U.S. Stock Market ETF | ITOT | NYSE ARCA
The information in this prospectus is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. The securities described herein may not be sold until the registration statement becomes effective. This prospectus is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Standard & Poor’s®, S&P®, S&P Composite 1500® and S&P Total Market Index™ are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”), iShares® and BlackRock® are registered trademarks of BlackRock Fund Advisors and its affiliates; these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by iShares Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates. None of such parties makes any representation regarding the advisability of investing in such product(s); nor do they have any liability for any errors, omissions, or interruptions of the S&P Total Market Index.
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iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF
Ticker: ITOT	Stock Exchange: NYSE Arca
Investment Objective
The iShares Core S&P Total U.S. Stock Market ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (formerly, Barclays Global Fund Advisors (“BGFA”)) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, distribution fees or expenses, and extraordinary expenses.
You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
___%	None	None	___%

[1]	The expense information in the table has been restated to reflect current fees.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$___	$___	$___	$___
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Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the S&P Total Market Index™ (TMI) (the “Underlying Index”), which is comprised of the common equities included in the S&P 500® and the S&P Completion Index™. The Underlying Index includes all U.S. common equities listed on the New York Stock Exchange (“NYSE”) (including NYSE Arca, Inc. (“NYSE Arca”) and NYSE MKT), the NASDAQ Global Select Market, the NASDAQ Global Market and the NASDAQ Capital Market. The securities in the Underlying Index are weighted based on the total float-adjusted market capitalization of their outstanding shares. Securities with higher total float-adjusted market capitalization have a larger representation in the Underlying Index. The S&P 500® measures the performance of the large-capitalization sector of the U.S. equity market. As of March 31, 2016, the S& P 500® included approximately __% of the market capitalization of the Underlying Index. The S&P Completion Index™ measures the performance of the U.S. mid-, small- and micro-capitalization sector of the U.S. equity market. The Underlying Index includes large-, mid-, small- and micro-capitalization companies. Components of the Underlying Index primarily include consumer discretionary, financials, healthcare and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time. Prior to selection of the Underlying Index on December 21, 2015, the Fund tracked the S&P Composite 1500® Index.
BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental
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characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is a product of S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective.
Asset Class Risk. Securities and other assets in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of the Fund's prospectus (the “Prospectus”)) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the Purchase and Sale of Fund Shares section of the Fund’s Prospectus), Fund shares may trade at a premium or discount to NAV and possibly face trading halts and/or delisting.
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.
Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers' disposable income, consumer preferences, social trends and marketing campaigns.
Cyber Security Risk. Failures or breaches of the electronic systems of the Fund, the Fund's adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, the Index Provider, market makers, Authorized Participants or issuers of securities in which the Fund invests.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Holders of common stock generally are subject to more risks than holders of preferred stock and debt securities because common stockholders generally have rights to receive payments from stock issuers that are inferior to the rights of other asset classes in the bankruptcy of the issuer.
Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.
Healthcare Sector Risk. The profitability of companies in the healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.
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Index-Related Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.
Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.
Management Risk. As the Fund may not fully replicate the Underlying Index, it is subject to the risk that BFA's investment strategy may not produce the intended results.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and BFA seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address for those risks.
Passive Investment Risk. The Fund is not actively managed and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Risk of Investing in Developed Countries. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth
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than some less developed countries. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in the United States. The Fund has significant exposure to U.S. issuers. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Small-Capitalization Companies Risk. Compared to mid- and large-
capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.
Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
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Performance Information
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section of the Prospectus.
Year by Year Returns1 (Years Ended December 31)

[1]	The Fund’s year-to-date return as of June 30, 2016 was ___%.
The best calendar quarter return during the periods shown above was ___% in the ___; the worst was ___% in the ___.
Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
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Average Annual Total Returns
(for the periods ended December 31, 2015)
	One Year	Five Years	Ten Years
(Inception Date: 1/20/2004)
Return Before Taxes	___%	___%	___%
Return After Taxes on Distributions[1]	___%	___%	___%
Return After Taxes on Distributions and Sale of Fund Shares[1]	___%	___%	___%
S&P Composite 1500® (Index returns do not reflect deductions for fees, expenses, or taxes)[2]	___%	___%	___%
S&P Total Market IndexTM (Index returns do not reflect deductions for fees, expenses, or taxes)[2]	___%	___%	N/A [3]

[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
[2]	Effective December 21, 2015, the Fund’s Underlying Index changed from the S&P Composite 1500® to the S&P Total Market Index™.
[3]	The total return of the S&P Total Market IndexTM for the period from March 27, 2006 (the inception date of the S&P Total Market IndexTM) through December 31, 2015 was ___%.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Diane Hsiung, Jennifer Hsui, Alan Mason and Greg Savage (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsiung, Ms. Hsui, Mr. Mason and Mr. Savage have been Portfolio Managers of the Fund since 2008, 2012, 2016 and 2008, respectively.
Purchase and Sale of Fund Shares
The Fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual shares of the Fund are listed on a national securities exchange. Most investors will buy and sell shares of the Fund through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Fund's distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day.
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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More Information About the Fund
This Prospectus contains important information about investing in the Fund. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Fund is available at www.iShares.com.
On December 21, 2015, the Fund’s Underlying Index changed from the S&P Composite 1500® to the S&P Total Market Index™.
BFA is the investment adviser to the Fund. Shares of the Fund are listed for trading on NYSE Arca. The market price for a share of the Fund may be different from the Fund’s most recent NAV.
ETFs are funds that trade like other publicly traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities and other instruments intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be purchased or redeemed directly from the Fund at NAV solely by Authorized Participants. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
The Fund invests in a particular segment of the securities markets and seeks to track the performance of a securities index that generally is not representative of the market as a whole. The Fund is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in the Fund should not constitute a complete investment program.
An index is a financial calculation based on a grouping of financial instruments, that is not an investment product, while the Fund is an actual investment portfolio. The performance of the Fund and the Underlying Index may vary for a number of reasons, including transaction costs, non-U.S. currency valuations, asset valuations, corporate actions (such as mergers and spin-offs), timing variances and differences between the Fund’s portfolio and the Underlying Index resulting from the Fund's use of representative sampling or from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Underlying Index. “Tracking error” is the divergence of the performance (return) of the Fund's portfolio from that of the Underlying Index. BFA expects that, over time, the Fund’s tracking error will not exceed 5%. Because the Fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.
An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, BFA or any of its affiliates.
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The Fund's investment objective and the Underlying Index may be changed without shareholder approval.
A Further Discussion of Principal Risks
The Fund is subject to various risks, including the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. You could lose all or part of your investment in the Fund, and the Fund could underperform other investments.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform other securities or indexes that track other countries, groups of countries, regions, industries, groups of industries, markets, asset classes or sectors. Various types of securities, currencies and indexes may experience cycles of outperformance and underperformance in comparison to the general financial markets, depending upon a number of factors, including, among other things, inflation, interest rates, productivity, global demand for local products or resources and regulation and governmental controls. This may cause the Fund to underperform other investment vehicles that invest in different asset classes.
Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a premium or discount to NAV and possibly face trading halts and/or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities of a particular issuer or issuers, country, region, market, industry, group of industries, sector or asset class. The Fund may be more adversely affected by the underperformance of those securities, may experience increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those securities than a fund that does not concentrate its investments.
Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
Cyber Security Risk. With the increased use of technologies such as the Internet to conduct business, the Fund, Authorized Participants, service providers and the relevant listing exchange are susceptible to operational, information security and
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related “cyber” risks both directly and through their service providers. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such portfolio companies to lose value. Unlike many other types of risks faced by the Fund, these risks typically are not covered by insurance. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures by or breaches of the systems of the Fund’s adviser, distributor and other service providers (including, but not limited to, index providers, fund accountants, custodians, transfer agents and administrators), market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses, interference with the Fund’s ability to calculate its NAV, disclosure of confidential trading information, impediments to trading, submission of erroneous trades or erroneous creation or redemption orders, the inability of the Fund or its service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, cyber attacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified and that prevention and remediation efforts will not be successful. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund, issuers in which the Fund invests, the Index Provider, market makers or Authorized Participants. The Fund and its shareholders could be negatively impacted as a result.
Equity Securities Risk. The Fund invests in equity securities, which are subject to changes in value that may be attributable to market perception of a particular issuer or to general stock market fluctuations that affect all issuers. Investments in equity securities may be more volatile than investments in other asset classes. Holders of common stock are generally subject to more risks than holders of preferred stock and debt securities because common stockholders generally have rights to receive payments from stock issuers that are inferior to the rights of other asset classes in the bankruptcy of the issuer.
Financials Sector Risk. Companies in the financials sector of an economy are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge, the amount of capital they must maintain and, potentially, their size. Governmental regulation may change frequently
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and may have significant adverse consequences for companies in the financials sector, including effects not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries of any individual financial company or of the financials sector as a whole cannot be predicted. Certain risks may impact the value of investments in the financials sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financials sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets. Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. The financials sector is particularly sensitive to fluctuations in interest rates. The financials sector is also a target for cyber attacks, and may experience technology malfunctions and disruptions. In recent years, cyber attacks and technology failures have become increasingly frequent in this sector and have reportedly caused losses to companies in this sector, which may negatively impact the Fund.
Healthcare Sector Risk. The profitability of companies in the healthcare sector is affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, changes in technologies and other market developments. A number of issuers in the healthcare sector have recently merged or otherwise experienced consolidation. The effects of this trend toward consolidation are unknown and may be far-reaching. Many healthcare companies are heavily dependent on patent protection. The expiration of a company’s patents may adversely affect that company’s profitability. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and such efforts ultimately may be unsuccessful. Companies in the healthcare sector may be thinly capitalized and may be susceptible to product obsolescence.
Index-Related Risk. The Fund seeks to achieve a return which corresponds generally to the price and yield performance, before fees and expenses, of the Underlying Index as published by the Index Provider. There is no assurance that the Index Provider or any agents that may act on its behalf will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the Underlying Index is designed to achieve, neither the Index Provider nor its agents provide any warranty or accept any liability in relation to the quality, accuracy or completeness of the Underlying Index or its related data, and they do not guarantee that the Underlying Index will be in line with the Index Provider’s methodology. BFA’s mandate as described in this Prospectus is to manage the Fund consistently with the Underlying Index provided by the Index Provider to BFA. Consequently, BFA does not provide any warranty or guarantee against the
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Index Provider’s or others’ errors. Errors in respect of the quality, accuracy and completeness of the data used to compile the Underlying Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the indices are less commonly used as benchmarks by funds or managers. Therefore, gains, losses or costs associated with errors of the Index Provider or its agents will generally be borne by the Fund and its shareholders. For example, during a period where the Fund’s Underlying Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Underlying Index’s other constituents. Such errors may negatively or positively impact the Fund and its shareholders. Any gains due to the Index Provider’s or others’ errors will be kept by the Fund and its shareholders and any losses resulting from the Index Provider’s or others’ errors will be borne by the Fund and its shareholders.
Apart from scheduled rebalances, the Index Provider or its agents may carry out additional ad hoc rebalances to the Underlying Index in order, for example, to correct an error in the selection of index constituents. When the Underlying Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Underlying Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Therefore, errors and additional ad hoc rebalances carried out by the Index Provider to the Underlying Index may increase the costs to and the tracking error risk of the Fund.
Information Technology Sector Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Any issuer of these securities may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures, credit deterioration of the issuer or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Management Risk. The Fund may not fully replicate the Underlying Index and may hold securities not included in the Underlying Index. As a result, the Fund is subject to the risk that BFA’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.
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Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular industry or group of industries. During a general market downturn, multiple asset classes may be negatively affected.
Market Trading Risk
Absence of Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants.
Risk of Secondary Listings. The Fund's shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund's primary listing is maintained, and may otherwise be made available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund's shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.
Secondary Market Trading Risk. Shares of the Fund may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase and redemption orders.
Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or for other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market.
Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.
Shares of the Fund May Trade at Prices Other Than NAV. Shares of the Fund trade on stock exchanges at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund's shares fluctuates continuously throughout trading hours based on both market supply of and
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demand for Fund shares and the underlying value of the Fund's portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, because shares can be created and redeemed in Creation Units at NAV, BFA believes that large discounts or premiums to the NAV of the Fund are not likely to be sustained over the long term (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it more likely that the Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund's NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or other market participants, and during periods of significant market volatility, may result in trading prices for shares of the Fund that differ significantly from its NAV. Authorized Participants may be less willing to create or redeem Fund shares if there is a lack of an active market for such shares or its underlying investments, which may contribute to the Fund’s shares trading at a premium or discount to NAV.
Costs of Buying or Selling Fund Shares. Buying or selling Fund shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “spread”; that is, the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The spread, which varies over time for shares of the Fund based on trading volume and market liquidity, is generally narrower if the Fund has more trading volume and market liquidity and wider if the Fund has less trading volume and market liquidity. In addition, increased market volatility may cause increased spreads. There may also be regulatory and other charges that are incurred as a result of trading activity. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.
Mid-Capitalization Companies Risk. Stock prices of mid-capitalization companies may be more volatile than those of large-capitalization companies and, therefore, the Fund’s share price may be more volatile than that of funds that invest a larger percentage of their assets in stocks issued by large-capitalization companies. Stock prices of mid-capitalization companies are also more vulnerable than those of large-capitalization companies to adverse business or economic developments, and the stocks of mid-capitalization companies may be less liquid, making it difficult for the Fund to buy and sell them. In addition, mid-capitalization companies generally have less diverse product lines than large-capitalization companies and are more susceptible to adverse developments related to their products.
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Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and BFA seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.
Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Risk of Investing in Developed Countries. Investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries generally tend to rely on services sectors (e.g., the financial services sector) as the primary means of economic growth. A prolonged slowdown in services sectors is likely to have a negative impact on economies of certain developed countries. In the past, certain developed countries have been targets of terrorism. Acts of terrorism in developed countries or against their interests may cause uncertainty in the financial markets and adversely affect the performance of the issuers to which the Fund has exposure. Heavy regulation of certain markets, including labor and product markets, may have an adverse effect on certain issuers. Such regulations may negatively affect economic growth or cause prolonged periods of recession. Many developed countries are heavily indebted and face rising healthcare and retirement expenses. In addition, price fluctuations of certain commodities and regulations impacting the import of commodities may negatively affect developed country economies.
Risk of Investing in the United States. The Fund has significant exposure to U.S. issuers. A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Policy and legislative changes in the U.S. are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as the value of certain securities. In addition, a continued rise in the U.S. public debt level or U.S. austerity measures may adversely affect U.S. economic growth and the securities to which the Fund has exposure.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. BlackRock Institutional Trust Company, N.A., the Fund’s securities lending agent, will take into account the tax impact to shareholders of substitute payments for dividends when managing the Fund’s securities lending program.
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Small-Capitalization Companies Risk. Stock prices of small-capitalization companies may be more volatile than those of larger companies and, therefore, the Fund's share price may be more volatile than that of funds that invest a larger percentage of their assets in stocks issued by mid- or large-capitalization companies. Stock prices of small-capitalization companies are generally more vulnerable than those of mid- or large-capitalization companies to adverse business and economic developments. Securities of small-capitalization companies may be thinly traded, making it difficult for the Fund to buy and sell them. In addition, small-capitalization companies are typically less financially stable than larger, more established companies and may depend on a small number of essential personnel, making these companies more vulnerable to experiencing adverse effects due to the loss of personnel. Small-capitalization companies also normally have less diverse product lines than those of mid- or large-capitalization companies and are more susceptible to adverse developments concerning their products.
Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund holding uninvested cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
A Further Discussion of Other Risks
The Fund may also be subject to certain other risks associated with its investments and investment strategies.
Consumer Staples Sector Risk. The consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and other factors affecting consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.
Energy Sector Risk. The energy sector of an economy is cyclical and highly dependent on energy prices. The market value of companies in the local energy sector is strongly affected by the levels and volatility of global energy prices, energy supply and demand, capital expenditures on exploration and production of energy sources, energy conservation efforts, exchange rates, interest rates, economic conditions, tax treatment, increased competition and technological advances, among other factors. Companies in this sector may be subject to substantial government regulation and contractual fixed pricing, which may increase the cost of doing business and limit the earnings of these companies. A significant portion of the revenues of these companies depends on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse
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effect on the stock prices of companies in this sector. Energy companies may also operate in, or engage in, transactions involving countries with less developed regulatory regimes or a history of expropriation, nationalization or other adverse policies. Energy companies also face a significant risk of liability from accidents resulting in injury or loss of life or property, pollution or other environmental problems, equipment malfunctions or mishandling of materials and a risk of loss from terrorism, political strife and natural disasters. Any such event could have serious consequences for the general population of the affected area and could have an adverse impact on the Fund’s portfolio and the performance of the Fund. Energy companies can be significantly affected by the supply of, and demand for, specific products (e.g., oil and natural gas) and services, exploration and production spending, government subsidization, world events and general economic conditions. Energy companies may have relatively high levels of debt and may be more likely than other companies to restructure their businesses if there are downturns in energy markets or in the global economy.
Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies involved in this sector rely to a significant extent on government demand for their products and services.
Microcap Companies Risk. Stock prices of microcap companies are significantly more volatile than those of larger companies and therefore the Fund's share price may increase or decrease by a much greater percentage than those of funds that invest solely in stocks issued by larger capitalization companies. Stock prices of microcap companies are also more vulnerable than those of larger companies to adverse business and economic developments and the stocks of microcap companies may be thinly traded, making it difficult for the Fund to buy and sell them. In addition, microcap companies are typically less financially stable than larger, more established companies and may depend on a small number of key personnel, making them highly vulnerable to loss of personnel. These companies also generally have less diverse product lines than larger capitalization companies and are more susceptible to adverse developments related to their products.
Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund's Statement of Additional Information (“SAI”). The top holdings of the Fund can be found at www.iShares.com.
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Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares (1-800-474-2737).
Management
Investment Adviser. As investment adviser, BFA has overall responsibility for the general management and administration of the Trust. BFA provides an investment program for the Fund and manages the investment of the Fund’s assets. In managing the Fund, BFA may draw upon the research and expertise of its asset management affiliates with respect to certain portfolio securities. In seeking to achieve the Fund's investment objective, BFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BFA’s extensive resources.
Pursuant to the Investment Advisory Agreement between BFA and the Trust (entered into on behalf of the Fund), BFA is responsible for substantially all expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.
For its investment advisory services to the Fund, BFA is paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at an annual rate of ___%. BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
BFA is located at 400 Howard Street, San Francisco, CA 94105. It is an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”). As of _________, 2016, BFA and its Affiliates (as defined below) provided investment advisory services for assets in excess of $____ trillion. BFA and its Affiliates trade and invest for their own accounts in the types of securities in which the Fund may also invest.
A discussion regarding the basis for the Trust's Board of Trustees' (the “Board”) approval of the Investment Advisory Agreement with BFA is available in the Fund's semi-annual report for the period ended September 30.
Portfolio Managers. Diane Hsiung, Jennifer Hsui, Alan Mason and Greg Savage are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his or her portfolio management team that have more limited responsibilities.
Diane Hsiung has been employed by BFA as a senior portfolio manager since 2007. Prior to that, Ms. Hsiung was a portfolio manager from 2002 to 2006 for BGFA. Ms. Hsiung has been a Portfolio Manager of the Fund since 2008.
Jennifer Hsui has been employed by BFA as a senior portfolio manager since 2007. Prior to that, Ms. Hsui was a portfolio manager from 2006 to 2007 for BGFA. Ms. Hsui has been a Portfolio Manager of the Fund since 2012.
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Alan Mason has been employed by BFA as a portfolio manager since 1991. Mr. Mason has been a Portfolio Manager of the Fund since 2016.
Greg Savage has been employed by BFA as a senior portfolio manager since 2006. Prior to that, Mr. Savage was a portfolio manager from 2001 to 2006 for BGFA. Mr. Savage has been a Portfolio Manager of the Fund since 2008.
The Fund's SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership (if any) of shares in the Fund.
Administrator, Custodian and Transfer Agent. State Street Bank and Trust Company (“State Street”) is the administrator, custodian and transfer agent for the Fund.
Conflicts of Interest. The investment activities of BFA and its affiliates (including BlackRock and The PNC Financial Services Group, Inc., and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BFA and the Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Fund. BFA and the Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. BFA or one or more of the Affiliates acts, or may act, as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, agent or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Fund may directly or indirectly invest. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which BFA or an Affiliate performs or seeks to perform investment banking or other services. Specifically, the Fund may invest in securities of, or engage in other transactions with, companies with which an Affiliate has developed or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments or other interests. The Fund also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, distribute or sell services or products from or to, distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. The Fund may also make brokerage and other payments to Affiliates in connection with the Fund's portfolio investment transactions.
BFA or an Affiliate may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund, including securities issued by other open-end and closed-end
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investment companies (which may include investment companies that are affiliated with the Fund and BFA, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”)). The trading activities of BFA and these Affiliates are carried out without reference to positions held directly or indirectly by the Fund and may result in BFA or an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Fund.
No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund's investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Fund may, from time to time, enter into transactions in which BFA’s or an Affiliate’s other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Fund. Transactions by one or more Affiliate-advised clients or by BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund.
The Fund's activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, the Fund has retained an Affiliate of BFA to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the lending agent will retain a share of securities lending revenues. BFA or an Affiliate will also receive compensation for managing the reinvestment of cash collateral. In addition, one or more Affiliates may be among the entities to which the Fund may lend its portfolio securities under the securities lending program.
The activities of BFA or the Affiliates may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. See the Fund's SAI for further information.
Shareholder Information
Additional shareholder information, including how to buy and sell shares of the Fund, is available free of charge by calling toll-free: 1-800-iShares (1-800-474-2737) or visiting our website at www.iShares.com.
Buying and Selling Shares. Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section of this Prospectus. Only an Authorized Participant (as defined in the Creations and Redemptions section below) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.
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Shares of the Fund are listed on a national securities exchange for trading during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. The Trust does not impose any minimum investment for shares of the Fund purchased on an exchange or otherwise in the secondary market. The Fund's shares trade under the trading symbol “ITOT.”
Buying or selling Fund shares on an exchange or other secondary market involves two types of costs that may apply to all securities transactions. When buying or selling shares of the Fund through a broker, you may incur a brokerage commission and other charges. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price. The spread varies over time for shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size). The Fund's spread may also be impacted by the liquidity of the underlying securities held by the Fund, particularly for newly launched or smaller funds or in instances of significant volatility of the underlying securities.
The Board has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”), because the Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash, subject to the conditions described below under Creations and Redemptions. The Board has not adopted a policy of monitoring for other frequent trading activity because shares of the Fund are listed for trading on a national securities exchange.
The national securities exchange on which the Fund's shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s primary listing exchange is NYSE Arca.
Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in SEC rules or in an SEC exemptive order issued to the Trust. In order for a registered investment company to invest in shares of the Fund beyond the limitations of Section 12(d)(1) pursuant to the exemptive relief obtained by the Trust, the registered investment company must enter into an agreement with the Trust.
Book Entry. Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.
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Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.
Share Prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by market forces such as the supply of and demand for ETF shares and shares of underlying securities held by the Fund, economic conditions and other factors. Information regarding the intraday value of shares of the Fund, also known as the “indicative optimized portfolio value” (“IOPV”), is disseminated every 15 seconds throughout each trading day by the national securities exchange on which the Fund's shares are listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities and/or cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a “real-time” update of the Fund's NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers and other market intermediaries that may trade in the portfolio securities held by the Fund. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States. The Fund is not involved in, or responsible for, the calculation or dissemination of the IOPV and makes no representation or warranty as to its accuracy.
Determination of Net Asset Value. The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity investments and other instruments for which market quotations are readily available, as well as investments in any underlying funds, are valued at market value, which is generally determined using the last reported official closing price or, if a
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reported closing price is not available, the last traded price on the exchange or market on which the security is primarily traded at the time of valuation.
Generally, trading in non-U.S. securities, U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BFA to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BFA in accordance with policies and procedures approved by the Board. BFA may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reason, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BFA determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets or liabilities held by the Fund. Non-U.S. securities whose values are affected by volatility that occurs in the markets or in related or highly correlated assets (e.g., American Depositary Receipts, Global Depositary Receipts or substantially identical ETFs) on a trading day after the close of non-U.S. securities markets may be fair valued.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Dividends and Distributions
General Policies. Dividends from net investment income, if any, generally are declared and paid at least once a year by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income or realized gains.
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Dividends and other distributions on shares of the Fund are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Fund.
Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.
Taxes. As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this Prospectus is provided as general information, based on current law. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.
Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Fund shares.
Taxes on Distributions. Distributions from the Fund’s net investment income (other than qualified dividend income), including distributions of income from securities lending and distributions out of the Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Fund’s shares. Distributions by the Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. Long-term capital gains and qualified dividend income are generally eligible for taxation at a maximum rate of 15% for non-corporate shareholders with incomes below approximately $415,000 ($465,000 if married filing jointly), adjusted annually for inflation, and 20% for individuals with any income above these amounts that is net long-term capital gain or qualified dividend income. In addition, a 3.8% U.S. federal Medicare contribution tax is imposed on “net investment income,” including, but not limited to, interest, dividends, and net gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly) and of estates and trusts.
Dividends will be qualified dividend income to you if they are attributable to qualified dividend income received by the Fund. Generally, qualified dividend income includes dividend income from taxable U.S. corporations and qualified non-U.S. corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. Substitute dividends received by the Fund with respect to dividends paid on securities lent out will not be qualified dividend income. For this purpose, a qualified non-U.S. corporation means any non-U.S. corporation that is eligible for benefits under a comprehensive income tax treaty with the United States, which includes an exchange
17

of information program, or if the stock with respect to which the dividend was paid is readily tradable on an established United States securities market. The term excludes a corporation that is a passive foreign investment company.
Dividends received by the Fund from a RIC generally are qualified dividend income only to the extent such dividend distributions are made out of qualified dividend income received by such RIC.
For a dividend to be treated as qualified dividend income, the dividend must be received with respect to a share of stock held without being hedged by the Fund, and with respect to a share of the Fund held without being hedged by you, for 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date.
Fund distributions, to the extent attributable to dividends from U.S. corporations, will be eligible for the dividends received deduction for Fund shareholders that are corporations, subject to certain hedging and holding requirements.
In general, your distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.
If the Fund’s distributions exceed current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to shareholders and will not constitute nontaxable returns of capital. The Fund’s capital loss carryforwards, if any, carried from taxable years beginning before 2011 do not reduce current earnings and profits, even if such carryforwards offset current year realized gains. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. Once a shareholder's cost basis is reduced to zero, further distributions will be treated as capital gain, if the shareholder holds shares of the Fund as capital assets.
If you are neither a resident nor a citizen of the United States or if you are a non-U.S. entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale or other disposition of shares of the Fund.
A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items and will be imposed on proceeds from the sale, redemption or other disposition of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the Internal Revenue Service (“IRS”) information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and
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indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities may need to report the name, address, and taxpayer identification number of each substantial U.S. owner or provide certifications of no substantial U.S. ownership unless certain exceptions apply.
If your Fund shares are loaned out pursuant to a securities lending arrangement, you may lose the ability to treat Fund dividends paid while the shares are held by the borrower as qualified dividend income.
If you are a resident or a citizen of the United States, by law, back-up withholding at a 28% rate will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.
Taxes When Shares are Sold. Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. Any such capital gains, including from sales of Fund shares or from capital gain dividends, are included in “net investment income” for purposes of the 3.8% U.S. federal Medicare contribution tax mentioned above.
The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax advisor about the potential tax consequences of an investment in shares of the Fund under all applicable tax laws.
Creations and Redemptions. Prior to trading in the secondary market, shares of the Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares or multiples thereof. Each “creator” or authorized participant (an “Authorized Participant”) has entered into an agreement with the Fund's distributor, BlackRock Investments, LLC (the “Distributor”), an affiliate of BFA.
A creation transaction, which is subject to acceptance by the transfer agent, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Fund in
19

exchange for a specified number of Creation Units. To the extent practicable, the composition of such portfolio generally corresponds pro rata to the holdings of the Fund. However, creation and redemption baskets may differ.
Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable by the Fund.
The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement.
Only an Authorized Participant may create or redeem Creation Units directly with the Fund.
In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem Creation Units either may not be executed according to the Fund's instructions or may not be executed at all, or the Fund may not be able to place or change orders.
To the extent the Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.
Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant that has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Fund's SAI.
Because new shares may be created and issued on an ongoing basis, at any point during the life of the Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.
Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For
20

delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.
Costs Associated with Creations and Redemptions. Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table below. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the Authorized Participant on the applicable business day. Similarly, the standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the Authorized Participant on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions. Investors who use the services of a broker or other financial intermediary to acquire or dispose of Fund shares may pay fees for such services.
The following table shows, as of __________, 2016, the approximate value of one Creation Unit, standard fees and maximum additional charges for creations and redemptions (as described above):
Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/ Redemption Transaction Fee	Maximum Additional Charge for Creations*	Maximum Additional Charge for Redemptions*
$_______	50,000	$3,000	3.0%	2.0%

*	As a percentage of the net asset value per Creation Unit, inclusive, in the case of redemptions, of the standard redemption transaction fee.
Householding. Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
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Distribution
The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 1 University Square Drive, Princeton, NJ 08540.
BFA or its Affiliates make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making shares of the Fund and certain other iShares funds available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the Fund. Rather, such payments are made by BFA or its Affiliates from their own resources, which come directly or indirectly in part from fees paid by the iShares funds complex. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Fund or other iShares funds over another investment. More information regarding these payments is contained in the Fund's SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from BFA or its Affiliates.
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Financial Highlights
The financial highlights table is intended to help investors understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by _____________, whose report is included, along with the Fund's financial statements, in the Fund's Annual Report (available upon request).
Financial Highlights
(For a share outstanding throughout each period)
[TO BE UPDATED]
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Index Provider
SPDJI is the Index Provider for the Underlying Index and is not affiliated with the Trust, BFA, State Street, the Distributor or any of their respective affiliates.
SPDJI is a resource for index-based concepts, data and research.
The Index Provider provides financial, economic and investment information and analytical services to the financial community. S&P calculates and maintains the S&P Global 1200TM, which includes the S&P 500® for the United States, the S&P Europe 350TM for Continental Europe, Ireland and the United Kingdom, the S&P/TOPIX 150TM for Japan, the S&P Asia 50TM, the S&P/TSX 60TM for Canada, the S&P/ASX 50TM and the S&P Latin America 40TM. S&P also publishes the S&P MidCap 400®, S&P SmallCap 600®, S&P Total Market Index™ and S&P U.S. REITTM for the United States. S&P calculates and maintains the S&P Global Broad Market Index (BMI) Series, a set of comprehensive rules-based equity benchmarks covering developed and emerging countries around the world. Company additions to and deletions from an S&P equity index do not in any way reflect an opinion on the investment merits of the company.
BFA or its Affiliates have entered into a license agreement with the Index Provider to use the Underlying Index. BFA or its Affiliates sublicense rights in the Underlying Index to the Trust at no charge.
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Disclaimers
The Underlying Index is a product of SPDJI, and has been licensed for use by the Trust. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund in particular or the ability of the Underlying Index to track general market performance. S&P Dow Jones Indices’ only relationship to the Trust and BFA and their Affiliates with respect to the Underlying Index is the licensing of the Underlying Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Underlying Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Trust, BFA or its Affiliates or the Fund. S&P Dow Jones Indices have no obligation to take the needs of BFA or its Affiliates or the owners of shares of the Fund into consideration in determining, composing or calculating the Underlying Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of shares of the Fund or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of shares of the Fund. There is no assurance that investment products based on the Underlying Index will accurately track the Underlying Index’s performance or provide positive investment returns. SPDJI is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY BFA OR ITS AFFILIATES, OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR
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ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND BFA OR ITS AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Shares of the Fund are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Underlying Index or the ability of the Underlying Index to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Index, nor in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing or trading of the shares of the Fund.
NYSE Arca does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Fund as licensee, licensee’s customers and counterparties, owners of the shares of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein in connection with the rights licensed as described herein or for any other use. NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
The past performance of the Underlying Index is not a guide to future performance. BFA and its Affiliates do not guarantee the accuracy or the completeness of the Underlying Index or any data included therein and BFA and its Affiliates shall have no liability for any errors, omissions or interruptions therein. BFA and its Affiliates make no warranty, express or implied, to the owners of shares of the Fund or to any other person or entity, as to results to be obtained by the Fund from the use of the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BFA or its Affiliates have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.
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Supplemental Information
I. Premium/Discount Information
The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and the Fund’s NAV. NAV is the price at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market returns (“Market Price”) of the Fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.
The following information shows the frequency of distributions of premiums and discounts for the Fund for each full calendar quarter of 2015 and the first two calendar quarters of 2016.
Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.
Premium/Discount Range	Number of Days	Percentage of Total Days
%
%
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II. Total Return Information
The table that follows presents information about the total returns of the Fund and the Underlying Index as of the fiscal year ended March 31, 2016.
On December 21, 2015, the Fund changed its Underlying Index from the S&P Composite 1500® to the S&P Total Market Index™.
“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
The Fund’s NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the Market Price of the Fund. Market Price generally is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.
An index is a financial calculation, based on a grouping of financial instruments, that is not an investment product and that tracks a specified financial market or sector. Unlike the Fund, the Underlying Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions and other charges that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the following table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.
Performance as of March 31, 2016
	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX*	NAV	MARKET	INDEX*
1 Year	___%	___%	___%	___%	___%	___%
5 Years	___%	___%	___%	___%	___%	___%
10 Years	___%	___%	___%	___%	___%	___%

*	Effective December 21, 2015, the Fund’s Underlying Index changed from the S&P Composite 1500® to the S&P Total Market Index™. Index performance through December 20, 2015 reflects the performance of the S&P Composite 1500®. Index performance beginning on December 21, 2015 reflects the performance of the S&P Total Market Index™.
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For more information visit www.iShares.com or call 1-800-474-2737
Copies of the Prospectus, SAI and recent shareholder reports can be found on our website at www.iShares.com. For more information about the Fund, you may request a copy of the SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.
Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.
If you have any questions about the Trust or shares of the Fund or you wish to obtain the SAI, Semi-Annual or Annual Report free of charge, please:
Call:	1-800-iShares or 1-800-474-2737 (toll free) Monday through Friday, 8:30 a.m. to 6:30 p.m. (Eastern time)
Email:	iSharesETFs@blackrock.com
Write:	c/o BlackRock Investments, LLC 1 University Square Drive, Princeton, NJ 08540
Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.
No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.
©2016 BlackRock, Inc. All rights reserved. iSHARES® and BLACKROCK® are registered trademarks of BFA and its Affiliates. All other marks are the property of their respective owners.
Investment Company Act File No.: 811-09729
IS-P-ITOT-____

________, 2016
2016 Prospectus
►	iShares JPX-Nikkei 400 ETF | JPXN | NYSE ARCA
The information in this prospectus is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. The securities described herein may not be sold until the registration statement becomes effective. This prospectus is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The “JPX-Nikkei Index 400” trademark and trade name is owned by the Japan Exchange Group, Inc., Tokyo Stock Exchange, Inc. and Nikkei Inc. and has been licensed for use for certain purposes by BlackRock Fund Advisors or its affiliates. iShares® and BlackRock® are registered trademarks of BlackRock Fund Advisors and its affiliates.
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iSHARES® JPX-NIKKEI 400 ETF
Ticker: JPXN	Stock Exchange: NYSE Arca
Investment Objective
The iShares JPX-Nikkei 400 ETF (the “Fund”) seeks to track the investment results of a broad-based benchmark composed of Japanese equities.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (formerly, Barclays Global Fund Advisors (“BGFA”)) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, distribution fees or expenses, and extraordinary expenses.
You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
___%	None	None	____%

[1]	The expense information in the table has been restated to reflect current fees as if they had been in effect during the previous fiscal year.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$___	$___	$___	$___

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.
Principal Investment Strategies
The Japan Exchange Group, Inc. and Tokyo Stock Exchange, Inc. (“TSE”) (collectively referred to as the “JPX Group”) and Nikkei Inc. (“Nikkei”) are the Fund’s index providers (collectively, the “Index Provider”). The Fund seeks to track the investment results of the JPX-Nikkei Index 400 (the “Underlying Index”), which is comprised of (i) common stocks whose main market is the TSE First Section, TSE Second Section, Mothers, or JASDAQ Securities Exchange (“JASDAQ”) and (ii) TSE First Section, TSE Second Section, Mothers or JASDAQ-listed securities other than common stocks that are regarded by the Index Provider as equivalent to common stocks, in each case if their inclusion is deemed to be particularly necessary as determined by the Index Provider.
Particularly necessary refers to companies that the Index Provider determines to have high appeal for investors and to meet requirements of global investment standards, such as efficient use of capital and investor-focused management perspectives.
The Underlying Index may include large-, mid- or small-capitalization companies. Components primarily include consumer discretionary, financials and industrials companies. The currency of the component securities of the Underlying Index is the Japanese yen (“JPY”). The calculations of returns of the Underlying Index from JPY to U.S. dollars (“USD”) shall be provided independently by S&P Dow Jones Indices LLC. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time. Prior to selection of the Underlying Index on September 4, 2015, the Fund tracked the S&P/TOPIX 150TM.
BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Index Provider is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective.
Asset Class Risk. Securities and other assets in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of the Fund's prospectus (the “Prospectus”)) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the Purchase and Sale of Fund Shares section of the Fund’s Prospectus), Fund shares may trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.
Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers' disposable income, consumer preferences, social trends and marketing campaigns.
Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning.
Cyber Security Risk. Failures or breaches of the electronic systems of the Fund, the Fund's adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, the Index Provider, market makers, Authorized Participants or issuers of securities in which the Fund invests.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Holders of common stock generally are subject to more risks than holders of preferred stock and debt securities because common stockholders generally have rights to receive payments from stock issuers that are inferior to the rights of other asset classes in the bankruptcy of the issuer.
Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.
Geographic Risk. A natural or other disaster could occur in Japan. Japan is located in a part of the world that has historically been prone to natural disasters such as earthquakes, volcanoes and tsunamis.
Index-Related Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.
Industrials Sector Risk. The industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.
Lack of Natural Resources Risk. The Fund invests in Japan, which has few natural resources and is reliant on imports for its commodity needs. Any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.
Management Risk. As the Fund may not fully replicate the Underlying Index, it is subject to the risk that BFA's investment strategy may not produce the intended results.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.
National Closed Market Trading Risk. To the extent that the underlying securities held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other exchange-traded funds (“ETFs”).
Non-U.S. Securities Risk. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets,

such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting issuers of non-U.S. securities or non-U.S. markets. In addition, non-U.S. securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. The Fund is specifically exposed to Asian Economic Risk.
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and BFA seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address for those risks.
Passive Investment Risk. The Fund is not actively managed and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Reliance on Trading Partners Risk. The Fund invests in Japan, which is heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments.
Risk of Investing in Developed Countries. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Fund.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Security Risk. Japan has experienced security concerns, such as terrorism and strained international relations. Incidents involving a country's or region's security may cause uncertainty in these markets and may adversely affect its economy and the Fund's investments.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences (including differences between a security’s price at the local market close and the Fund's valuation of a security at the time of calculation of the Fund's NAV), transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
Valuation Risk. The sale price the Fund could receive for a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Two versions of the Underlying Index are calculated by the Index Provider-(i) the total return index, which is calculated including dividends with no tax withholding, and (ii) the net total return index, namely, the JPX-Nikkei Index 400 (the “Net Total Return Index”), which is the index that underlies the Fund. The Net Total Return Index is calculated including dividends but withholds taxes based on the maximum withholding tax rates applicable to dividends received by non-resident investors. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section of the Prospectus.
Year-by-Year Returns1 (Years Ended December 31)

[1]	The Fund’s year-to-date return as of June 30, 2016 was ____%.
The best calendar quarter return during the periods shown above was ___% in the ___; the worst was ___% in the ___.
Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns
(for the periods ended December 31, 2015)
	One Year	Five Years	Ten Years
(Inception Date: 10/23/2001)
Return Before Taxes	___%	___%	___%
Return After Taxes on Distributions[1]	___%	___%	___%
Return After Taxes on Distributions and Sale of Fund Shares[1]	___%	___%	___%
S&P/TOPIX 150TM2 (Index returns do not reflect deductions for fees, expenses, or taxes)	___%	___%	___%
JPX-Nikkei Index 400[2] (Index returns do not reflect deductions for fees, expenses, or taxes)	___%	N/A	N/A [3]

[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
[2]	Effective as of September 4, 2015, the JPX-Nikkei Index 400 replaced the S&P/TOPIX 150TM as the Underlying Index of the Fund.
[3]	The total return of the JPX-Nikkei Index 400 for the period from October 20, 2014 (the inception date of the JPX-Nikkei Index 400) through December 31, 2015 was ___%. This return reflects the net total return version of the index, which is calculated including dividends but withholds taxes based on the maximum withholding tax rates applicable to dividends received by non-resident investors.

Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Diane Hsiung, Jennifer Hsui, Alan Mason and Greg Savage (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Hsiung, Ms. Hsui, Mr. Mason and Mr. Savage have been Portfolio Managers of the Fund since 2008, 2012, 2016 and 2008, respectively.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund are listed on a national securities exchange. Most investors will buy and sell shares of the Fund through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares that have been aggregated into blocks of 300,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Fund's distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day.
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information About the Fund
This Prospectus contains important information about investing in the Fund. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Fund is available at www.iShares.com.
On September 4, 2015, the name of the Fund changed from iShares Japan Large-Cap ETF to iShares JPX-Nikkei 400 ETF and the Fund's Underlying Index changed from the S&P/TOPIX 150TM to the JPX-Nikkei Index 400.
BFA is the investment adviser to the Fund. Shares of the Fund are listed for trading on NYSE Arca, Inc. (“NYSE Arca”). The market price for a share of the Fund may be different from the Fund’s most recent NAV.
ETFs are funds that trade like other publicly traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities and other instruments intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be purchased or redeemed directly from the Fund at NAV solely by Authorized Participants. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
The Fund invests in a particular segment of the securities markets and seeks to track the performance of a securities index that generally is not representative of the market as a whole. The Fund is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in the Fund should not constitute a complete investment program.
An index is a financial calculation based on a grouping of financial instruments, that is not an investment product, while the Fund is an actual investment portfolio. The performance of the Fund and the Underlying Index may vary for a number of reasons, including transaction costs, non-U.S. currency valuations, asset valuations, corporate actions (such as mergers and spin-offs), timing variances and differences between the Fund’s portfolio and the Underlying Index resulting from the Fund's use of representative sampling or from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Underlying Index. “Tracking error” is the divergence of the performance (return) of the Fund's portfolio from that of the Underlying Index. BFA expects that, over time, the Fund’s tracking error will not exceed 5%. Because the Fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.
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An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, BFA or any of its affiliates.
The Fund's investment objective and the Underlying Index may be changed without shareholder approval.
A Further Discussion of Principal Risks
The Fund is subject to various risks, including the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. You could lose all or part of your investment in the Fund, and the Fund could underperform other investments.
Asian Economic Risk. Many Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Other Asian economies, however, have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. Economic events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. Any adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which the Fund invests. Many Asian countries are subject to political risk, including political instability, corruption and regional conflict with neighboring countries. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions. These risks, among others, may adversely affect the value of the Fund’s investments.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform other securities or indexes that track other countries, groups of countries, regions, industries, groups of industries, markets, asset classes or sectors. Various types of securities, currencies and indexes may experience cycles of outperformance and underperformance in comparison to the general financial markets, depending upon a number of factors, including, among other things, inflation, interest rates, productivity, global demand for local products or resources and regulation and governmental controls. This may cause the Fund to underperform other investment vehicles that invest in different asset classes.
Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a premium or discount to NAV and possibly face trading halts and/or delisting.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region,
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market, industry, group of industries, sector or asset class. The Fund may be more adversely affected by the underperformance of those securities, may experience increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those securities than a fund that does not concentrate its investments.
Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
Currency Risk. Because the Fund's NAV is determined on the basis of the U.S. dollar, investors may lose money if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on repatriation of the local currency, even if the local currency value of the Fund's holdings in that market increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning.
Cyber Security Risk. With the increased use of technologies such as the Internet to conduct business, the Fund, Authorized Participants, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks both directly and through their service providers. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such portfolio companies to lose value. Unlike many other types of risks faced by the Fund, these risks typically are not covered by insurance. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures by or breaches of the systems of the Fund’s adviser, distributor and other service providers (including, but not limited to, index providers, fund accountants, custodians, transfer agents and administrators), market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses, interference with the Fund’s ability to calculate its NAV, disclosure of confidential trading information, impediments to trading, submission of erroneous trades or erroneous creation or redemption orders, the inability of the Fund or its service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other
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compensation costs, or additional compliance costs. In addition, cyber attacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified and that prevention and remediation efforts will not be successful. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund, issuers in which the Fund invests, the Index Provider, market makers or Authorized Participants. The Fund and its shareholders could be negatively impacted as a result.
Equity Securities Risk. The Fund invests in equity securities, which are subject to changes in value that may be attributable to market perception of a particular issuer or to general stock market fluctuations that affect all issuers. Investments in equity securities may be more volatile than investments in other asset classes. Holders of common stock are generally subject to more risks than holders of preferred stock and debt securities because common stockholders generally have rights to receive payments from stock issuers that are inferior to the rights of other asset classes in the bankruptcy of the issuer.
Financials Sector Risk. Companies in the financials sector of an economy are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge, the amount of capital they must maintain and, potentially, their size. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries of any individual financial company or of the financials sector as a whole cannot be predicted. Certain risks may impact the value of investments in the financials sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financials sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets. Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. The financials sector is particularly sensitive to fluctuations in interest rates. The financials sector is also a target for cyber attacks, and may experience technology malfunctions and disruptions. In recent years, cyber attacks and technology failures have become increasingly frequent in this sector and have reportedly caused losses to companies in this sector, which may negatively impact the Fund.
Geographic Risk. The market in which the Fund invests is located in a part of the world that has historically been prone to natural disasters such as earthquakes, volcanoes and tsunamis. Any natural disaster could have a significant adverse impact on the Japanese economy.
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Index-Related Risk. The Fund seeks to achieve a return which corresponds generally to the price and yield performance, before fees and expenses, of the Underlying Index as published by the Index Provider. There is no assurance that the Index Provider or any agents that may act on its behalf will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the Underlying Index is designed to achieve, neither the Index Provider nor its agents provide any warranty or accept any liability in relation to the quality, accuracy or completeness of the Underlying Index or its related data, and they do not guarantee that the Underlying Index will be in line with the Index Provider’s methodology. BFA’s mandate as described in this Prospectus is to manage the Fund consistently with the Underlying Index provided by the Index Provider to BFA. Consequently, BFA does not provide any warranty or guarantee against the Index Provider’s or others’ errors. Errors in respect of the quality, accuracy and completeness of the data used to compile the Underlying Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the indices are less commonly used as benchmarks by funds or managers. Therefore, gains, losses or costs associated with errors of the Index Provider or its agents will generally be borne by the Fund and its shareholders. For example, during a period where the Fund’s Underlying Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Underlying Index’s other constituents. Such errors may negatively or positively impact the Fund and its shareholders. Any gains due to the Index Provider’s or others’ errors will be kept by the Fund and its shareholders and any losses resulting from the Index Provider’s or others’ errors will be borne by the Fund and its shareholders.
Apart from scheduled rebalances, the Index Provider or its agents may carry out additional ad hoc rebalances to the Underlying Index in order, for example, to correct an error in the selection of index constituents. When the Underlying Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Underlying Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Therefore, errors and additional ad hoc rebalances carried out by the Index Provider to the Underlying Index may increase the costs to and the tracking error risk of the Fund.
Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies
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involved in this sector rely to a significant extent on government demand for their products and services.
Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Any issuer of these securities may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures, credit deterioration of the issuer or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Lack of Natural Resources Risk. Japan is an island state with few natural resources and limited land area. Japan is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets would have a material impact on the Japanese economy.
Management Risk. The Fund may not fully replicate the Underlying Index and may hold securities not included in the Underlying Index. As a result, the Fund is subject to the risk that BFA’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular industry or group of industries. During a general market downturn, multiple asset classes may be negatively affected.
Market Trading Risk
Absence of Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants.
Risk of Secondary Listings. The Fund's shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund's primary listing is maintained, and may otherwise be made available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund's shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.
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Secondary Market Trading Risk. Shares of the Fund may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase and redemption orders.
Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or for other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market.
Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.
Shares of the Fund May Trade at Prices Other Than NAV. Shares of the Fund trade on stock exchanges at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund's shares fluctuates continuously throughout trading hours based on both market supply of and demand for Fund shares and the underlying value of the Fund's portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, because shares can be created and redeemed in Creation Units at NAV, BFA believes that large discounts or premiums to the NAV of the Fund are not likely to be sustained over the long term (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it more likely that the Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund's NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or other market participants, and during periods of significant market volatility, may result in trading prices for shares of the Fund that differ significantly from its NAV. Authorized Participants may be less willing to create or redeem Fund shares if there is a lack of an active market for such shares or its underlying investments, which may contribute to the Fund’s shares trading at a premium or discount to NAV.
Costs of Buying or Selling Fund Shares. Buying or selling Fund shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “spread”; that is, the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The spread, which varies over time for shares of the Fund based on trading volume and market liquidity, is generally narrower if the Fund has more trading volume
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and market liquidity and wider if the Fund has less trading volume and market liquidity. In addition, increased market volatility may cause increased spreads. There may also be regulatory and other charges that are incurred as a result of trading activity. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.
Mid-Capitalization Companies Risk. Stock prices of mid-capitalization companies may be more volatile than those of large-capitalization companies and, therefore, the Fund’s share price may be more volatile than that of funds that invest a larger percentage of their assets in stocks issued by large-capitalization companies. Stock prices of mid-capitalization companies are also more vulnerable than those of large-capitalization companies to adverse business or economic developments, and the stocks of mid-capitalization companies may be less liquid, making it difficult for the Fund to buy and sell them. In addition, mid-capitalization companies generally have less diverse product lines than large-capitalization companies and are more susceptible to adverse developments related to their products.
National Closed Market Trading Risk. To the extent that the underlying securities held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between the current price of an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.
Non-U.S. Securities Risk. Investments in the securities of non-U.S. issuers are subject to the risks of investing in the markets where such issuers are located, including heightened risks of inflation or nationalization and market fluctuations caused by economic and political developments. As a result of investing in non-U.S. securities, the Fund may be subject to increased risk of loss caused by any of the factors listed below:
■	Lower levels of liquidity and market efficiency;
■	Greater securities price volatility;
■	Exchange rate fluctuations and exchange controls;
■	Less availability of public information about issuers;
■	Limitations on foreign ownership of securities;
■	Imposition of withholding or other taxes;
■	Imposition of restrictions on the expatriation of the funds or other assets of the Fund;
■	Higher transaction and custody costs and delays in settlement procedures;
■	Difficulties in enforcing contractual obligations;
■	Lower levels of regulation of the securities markets;
■	Weaker accounting, disclosure and reporting requirements; and
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■	Legal principles relating to corporate governance, directors’ fiduciary duties and liabilities and stockholders’ rights in markets in which the Fund invests may differ and/or may not be as extensive or protective as those that apply in the United States.
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and BFA seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.
Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Reliance on Trading Partners Risk. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures and rising commodity prices. Japanese economic growth has been dependent on the United States and Chinese economies, with trade increasing with China in recent years.
Risk of Investing in Developed Countries. Investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries generally tend to rely on services sectors (e.g., the financial services sector) as the primary means of economic growth. A prolonged slowdown in services sectors is likely to have a negative impact on economies of certain developed countries. In the past, certain developed countries have been targets of terrorism. Acts of terrorism in developed countries or against their interests may cause uncertainty in the financial markets and adversely affect the performance of the issuers to which the Fund has exposure. Heavy regulation of certain markets, including labor and product markets, may have an adverse effect on certain issuers. Such regulations may negatively affect economic growth or cause prolonged periods of recession. Many developed countries are heavily indebted and face rising healthcare and retirement expenses. In addition, price fluctuations of certain commodities and regulations impacting the import of commodities may negatively affect developed country economies.
Risk of Investing in Japan. Japan may be subject to political, economic, nuclear, and labor risks, among others. Any of these risks, individually or in the aggregate, can impact an investment made in Japan.
Economic Risk. The growth of Japan's economy has recently lagged that of its Asian neighbors and other major developed economies. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from
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emerging economies and the economic conditions of its trading partners. Japan is also heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the Japanese economy.
Political Risk. Historically, Japan has had unpredictable national politics and may experience frequent political turnover. Future political developments may lead to changes in policy that might adversely affect the Fund’s investments. In addition, China has become an important trading partner with Japan. Japan's political relationship with China, however, has become strained. Should political tension increase, it could adversely affect the Japanese economy and destabilize the region as a whole.
Large Government Debt Risk. The Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. These issues may cause a slowdown of the Japanese economy.
Currency Risk. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. The Japanese government has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors.
Nuclear Energy Risk. The nuclear power plant catastrophe in Japan in March 2011 may have long-term effects on the Japanese economy and its nuclear energy industry, the extent of which are currently unknown.
Labor Risk. Japan has an aging workforce and has experienced a significant population decline in recent years. Japan’s labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. BlackRock Institutional Trust Company, N.A., the Fund’s securities lending agent, will take into account the tax impact to shareholders of substitute payments for dividends when managing the Fund’s securities lending program.
Security Risk. Japan has experienced acts of terrorism, strained international relations due to territorial disputes, historical animosities and other defense concerns. These situations may cause uncertainty in the Japanese market and may adversely affect the performance of the Japanese economy.
Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in
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the Underlying Index, pricing differences (including differences between a security’s price at the local market close and the Fund's valuation of a security at the time of calculation of the Fund's NAV), transaction costs, the Fund holding uninvested cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
Valuation Risk. The sale price the Fund could receive for a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology. Because non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. In addition, for purposes of calculating the Fund's NAV, the value of assets denominated in non-U.S. currencies is converted into U.S. dollars using prevailing market rates on the date of valuation as quoted by one or more data service providers. This conversion may result in a difference between the prices used to calculate the Fund's NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund's performance and the performance of the Underlying Index.
A Further Discussion of Other Risks
The Fund may also be subject to certain other risks associated with its investments and investment strategies.
Consumer Staples Sector Risk. The consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and other factors affecting consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.
Healthcare Sector Risk. The profitability of companies in the healthcare sector is affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, changes in technologies and other market developments. A number of issuers in the healthcare sector have recently merged or otherwise experienced consolidation. The effects of this trend toward consolidation are unknown and may be far-reaching. Many healthcare companies are heavily dependent on patent protection. The expiration of a company’s patents may adversely affect that company’s profitability. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the
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healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and such efforts ultimately may be unsuccessful. Companies in the healthcare sector may be thinly capitalized and may be susceptible to product obsolescence.
Information Technology Sector Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
Materials Sector Risk. Companies in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical advances, labor relations and government regulations, among other factors. Also, companies in the materials sector are at risk of liability for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.
Small-Capitalization Companies Risk. Stock prices of small-capitalization companies may be more volatile than those of larger companies and, therefore, the Fund's share price may be more volatile than that of funds that invest a larger percentage of their assets in stocks issued by mid- or large-capitalization companies. Stock prices of small-capitalization companies are generally more vulnerable than those of mid- or large-capitalization companies to adverse business and economic developments. Securities of small-capitalization companies may be thinly traded, making it difficult for the Fund to buy and sell them. In addition, small-capitalization companies are typically less financially stable than larger, more established companies and may depend on a small number of essential personnel, making these companies more vulnerable to experiencing adverse effects due to the loss of personnel. Small-capitalization companies also normally have less diverse product lines than those of mid- or large-capitalization companies and are more susceptible to adverse developments concerning their products.
Telecommunications Sector Risk. The telecommunications sector is subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new regulatory requirements may negatively affect the business of telecommunications companies. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. Companies in the telecommunications sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in developing new products and services using new technology. Technological innovations may make the products and services of certain
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telecommunications companies obsolete. Telecommunications providers are generally required to obtain franchises or licenses in order to provide services in a given location. Licensing and franchise rights in the telecommunications sector are limited, which may provide an advantage to certain participants. Limited availability of such rights, high barriers to market entry and regulatory oversight, among other factors, have led to consolidation of companies within the sector, which could lead to further regulation or other negative effects in the future.
Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund's Statement of Additional Information (“SAI”). The top holdings of the Fund can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares (1-800-474-2737).
Management
Investment Adviser. As investment adviser, BFA has overall responsibility for the general management and administration of the Trust. BFA provides an investment program for the Fund and manages the investment of the Fund’s assets. In managing the Fund, BFA may draw upon the research and expertise of its asset management affiliates with respect to certain portfolio securities. In seeking to achieve the Fund's investment objective, BFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BFA’s extensive resources.
Pursuant to the Investment Advisory Agreement between BFA and the Trust (entered into on behalf of the Fund), BFA is responsible for substantially all expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.
For its investment advisory services to the Fund, BFA is paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at an annual rate of ___%. BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
BFA is located at 400 Howard Street, San Francisco, CA 94105. It is an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”). As of _________, 2016, BFA and its Affiliates (as defined below) provided investment advisory services for assets in excess of $____ trillion. BFA and its Affiliates trade and invest for their own accounts in the types of securities in which the Fund may also invest.
A discussion regarding the basis for the Trust's Board of Trustees' (the “Board”) approval of the Investment Advisory Agreement with BFA is available in the Fund's semi-annual report for the period ended September 30.
Portfolio Managers. Diane Hsiung, Jennifer Hsui, Alan Mason and Greg Savage are primarily responsible for the day-to-day management of the Fund. Each Portfolio
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Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his or her portfolio management team that have more limited responsibilities.
Diane Hsiung has been employed by BFA as a senior portfolio manager since 2007. Prior to that, Ms. Hsiung was a portfolio manager from 2002 to 2006 for BGFA. Ms. Hsiung has been a Portfolio Manager of the Fund since 2008.
Jennifer Hsui has been employed by BFA as a senior portfolio manager since 2007. Prior to that, Ms. Hsui was a portfolio manager from 2006 to 2007 for BGFA. Ms. Hsui has been a Portfolio Manager of the Fund since 2012.
Alan Mason has been employed by BFA as a portfolio manager since 1991. Mr. Mason has been a Portfolio Manager of the Fund since 2016.
Greg Savage has been employed by BFA as a senior portfolio manager since 2006. Prior to that, Mr. Savage was a portfolio manager from 2001 to 2006 for BGFA. Mr. Savage has been a Portfolio Manager of the Fund since 2008.
The Fund's SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership (if any) of shares in the Fund.
Administrator, Custodian and Transfer Agent. State Street Bank and Trust Company (“State Street”) is the administrator, custodian and transfer agent for the Fund.
Conflicts of Interest. The investment activities of BFA and its affiliates (including BlackRock and The PNC Financial Services Group, Inc., and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BFA and the Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Fund. BFA and the Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. BFA or one or more of the Affiliates acts, or may act, as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, agent or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Fund may directly or indirectly invest. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which BFA or an Affiliate performs or seeks to perform investment banking or other services. Specifically, the Fund may invest in securities of, or engage in other transactions with, companies with which an Affiliate
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has developed or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments or other interests. The Fund also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, distribute or sell services or products from or to, distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. The Fund may also make brokerage and other payments to Affiliates in connection with the Fund's portfolio investment transactions.
BFA or an Affiliate may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund, including securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Fund and BFA, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”)). The trading activities of BFA and these Affiliates are carried out without reference to positions held directly or indirectly by the Fund and may result in BFA or an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Fund.
No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund's investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Fund may, from time to time, enter into transactions in which BFA’s or an Affiliate’s other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Fund. Transactions by one or more Affiliate-advised clients or by BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund.
The Fund's activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, the Fund has retained an Affiliate of BFA to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the lending agent will retain a share of securities lending revenues. BFA or an Affiliate will also receive compensation for managing the reinvestment of cash collateral. In addition, one or more Affiliates may be among the entities to which the Fund may lend its portfolio securities under the securities lending program.
The activities of BFA or the Affiliates may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BFA has adopted policies and
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procedures designed to address these potential conflicts of interest. See the Fund's SAI for further information.
Shareholder Information
Additional shareholder information, including how to buy and sell shares of the Fund, is available free of charge by calling toll-free: 1-800-iShares (1-800-474-2737) or visiting our website at www.iShares.com.
Buying and Selling Shares. Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section of this Prospectus. Only an Authorized Participant (as defined in the Creations and Redemptions section below) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.
Shares of the Fund are listed on a national securities exchange for trading during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. The Trust does not impose any minimum investment for shares of the Fund purchased on an exchange or otherwise in the secondary market. The Fund's shares trade under the trading symbol “JPXN.”
Buying or selling Fund shares on an exchange or other secondary market involves two types of costs that may apply to all securities transactions. When buying or selling shares of the Fund through a broker, you may incur a brokerage commission and other charges. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price. The spread varies over time for shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size). The Fund's spread may also be impacted by the liquidity of the underlying securities held by the Fund, particularly for newly launched or smaller funds or in instances of significant volatility of the underlying securities.
The Board has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”), because the Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash, subject to the conditions described below under Creations and Redemptions. The Board has not adopted a policy of monitoring for other frequent trading activity because shares of the Fund are listed for trading on a national securities exchange.
The national securities exchange on which the Fund's shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial
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Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s primary listing exchange is NYSE Arca.
Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in SEC rules or in an SEC exemptive order issued to the Trust. In order for a registered investment company to invest in shares of the Fund beyond the limitations of Section 12(d)(1) pursuant to the exemptive relief obtained by the Trust, the registered investment company must enter into an agreement with the Trust.
Book Entry. Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.
Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.
Share Prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by market forces such as the supply of and demand for ETF shares and shares of underlying securities held by the Fund, economic conditions and other factors. Information regarding the intraday value of shares of the Fund, also known as the “indicative optimized portfolio value” (“IOPV”), is disseminated every 15 seconds throughout each trading day by the national securities exchange on which the Fund's shares are listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities and/or cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a “real-time” update of the Fund's NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers and other market intermediaries that may trade in the portfolio securities held by the Fund. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States. The Fund is not involved in, or responsible for, the calculation or dissemination of the IOPV and makes no representation or warranty as to its accuracy.
Determination of Net Asset Value. The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the regularly scheduled close of
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business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers (as detailed below) and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity investments and other instruments for which market quotations are readily available, as well as investments in any underlying funds, are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security is primarily traded at the time of valuation.
The Fund invests in non-U.S. securities. Foreign currency exchange rates with respect to the underlying securities are generally determined as of 4:00 p.m., London time. Non-U.S. securities held by the Fund may trade on weekends or other days when the Fund does not price its shares. As a result, the Fund’s NAV may change on days when Authorized Participants (as defined in the Creations and Redemptions section of this Prospectus) will not be able to purchase or redeem Fund shares.
Generally, trading in non-U.S. securities, U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BFA to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BFA in accordance with policies and procedures approved by the Board. BFA may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reason, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BFA determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets or liabilities held by the Fund. Non-U.S. securities whose values are affected by volatility that occurs in the markets or in related or highly correlated assets (e.g., American Depositary Receipts, Global Depositary Receipts or substantially identical ETFs) on a trading day after the close of non-U.S. securities markets may be fair valued.
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Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
The value of assets or liabilities denominated in non-U.S. currencies will be converted into U.S. dollars using prevailing market rates on the date of valuation as quoted by one or more data service providers. Use of a rate different from the rate used by the Index Provider may adversely affect the Fund’s ability to track the Underlying Index.
Dividends and Distributions
General Policies. Dividends from net investment income, if any, generally are declared and paid at least once a year by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income or realized gains.
Dividends and other distributions on shares of the Fund are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Fund.
Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.
Taxes. As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this Prospectus is provided as general information, based on current law. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.
Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Fund shares.
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Taxes on Distributions. Distributions from the Fund’s net investment income (other than qualified dividend income), including distributions of income from securities lending and distributions out of the Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Fund’s shares. Distributions by the Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. Long-term capital gains and qualified dividend income are generally eligible for taxation at a maximum rate of 15% for non-corporate shareholders with incomes below approximately $415,000 ($465,000 if married filing jointly), adjusted annually for inflation, and 20% for individuals with any income above these amounts that is net long-term capital gain or qualified dividend income. In addition, a 3.8% U.S. federal Medicare contribution tax is imposed on “net investment income,” including, but not limited to, interest, dividends, and net gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly) and of estates and trusts.
Dividends will be qualified dividend income to you if they are attributable to qualified dividend income received by the Fund. Generally, qualified dividend income includes dividend income from taxable U.S. corporations and qualified non-U.S. corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. Substitute dividends received by the Fund with respect to dividends paid on securities lent out will not be qualified dividend income. For this purpose, a qualified non-U.S. corporation means any non-U.S. corporation that is eligible for benefits under a comprehensive income tax treaty with the United States, which includes an exchange of information program, or if the stock with respect to which the dividend was paid is readily tradable on an established United States securities market. The term excludes a corporation that is a passive foreign investment company.
Dividends received by the Fund from a RIC generally are qualified dividend income only to the extent such dividend distributions are made out of qualified dividend income received by such RIC.
For a dividend to be treated as qualified dividend income, the dividend must be received with respect to a share of stock held without being hedged by the Fund, and with respect to a share of the Fund held without being hedged by you, for 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date.
In general, your distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.
If the Fund’s distributions exceed current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be
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taxable to shareholders and will not constitute nontaxable returns of capital. The Fund’s capital loss carryforwards, if any, carried from taxable years beginning before 2011 do not reduce current earnings and profits, even if such carryforwards offset current year realized gains. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. Once a shareholder's cost basis is reduced to zero, further distributions will be treated as capital gain, if the shareholder holds shares of the Fund as capital assets.
Dividends, interest and capital gains earned by the Fund with respect to non-U.S. securities may give rise to withholding, capital gains and other taxes imposed by non-U.S. countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the total assets of the Fund at the close of a year consists of non-U.S. stocks or securities, generally the Fund may “pass through” to you certain non-U.S. income taxes (including withholding taxes) paid by the Fund. This means that you would be considered to have received as an additional dividend your share of such non-U.S. taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your U.S. federal income tax.
For purposes of foreign tax credits for U.S. shareholders of the Fund, foreign capital gains taxes may not produce associated foreign source income, limiting the availability of such credits for U.S. persons.
If you are neither a resident nor a citizen of the United States or if you are a non-U.S. entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale or other disposition of shares of the Fund.
A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items and will be imposed on proceeds from the sale, redemption or other disposition of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the Internal Revenue Service (“IRS”) information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities may need to report the
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name, address, and taxpayer identification number of each substantial U.S. owner or provide certifications of no substantial U.S. ownership unless certain exceptions apply.
If your Fund shares are loaned out pursuant to a securities lending arrangement, you may lose the ability to treat Fund dividends paid while the shares are held by the borrower as qualified dividend income. In addition, you may lose the ability to use foreign tax credits passed through by the Fund if your Fund shares are loaned out pursuant to a securities lending agreement.
If you are a resident or a citizen of the United States, by law, back-up withholding at a 28% rate will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.
Taxes When Shares are Sold. Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. Any such capital gains, including from sales of Fund shares or from capital gain dividends, are included in “net investment income” for purposes of the 3.8% U.S. federal Medicare contribution tax mentioned above.
The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax advisor about the potential tax consequences of an investment in shares of the Fund under all applicable tax laws.
Creations and Redemptions. Prior to trading in the secondary market, shares of the Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 300,000 shares or multiples thereof. Each “creator” or authorized participant (an “Authorized Participant”) has entered into an agreement with the Fund's distributor, BlackRock Investments, LLC (the “Distributor”), an affiliate of BFA.
A creation transaction, which is subject to acceptance by the transfer agent, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Fund in exchange for a specified number of Creation Units. To the extent practicable, the composition of such portfolio generally corresponds pro rata to the holdings of the Fund. However, creation and redemption baskets may differ.
Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable by the Fund.
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The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement.
Only an Authorized Participant may create or redeem Creation Units directly with the Fund.
In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem Creation Units either may not be executed according to the Fund's instructions or may not be executed at all, or the Fund may not be able to place or change orders.
To the extent the Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.
Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant that has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Fund's SAI.
Because new shares may be created and issued on an ongoing basis, at any point during the life of the Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.
Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.
Costs Associated with Creations and Redemptions. Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table
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below. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the Authorized Participant on the applicable business day. Similarly, the standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the Authorized Participant on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions. Investors who use the services of a broker or other financial intermediary to acquire or dispose of Fund shares may pay fees for such services.
The following table shows, as of __________, 2016, the approximate value of one Creation Unit, standard fees and maximum additional charges for creations and redemptions (as described above):
Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/ Redemption Transaction Fee	Maximum Additional Charge for Creations*	Maximum Additional Charge for Redemptions*
$_______	300,000	$3,000	3.0%	2.0%

*	As a percentage of the net asset value per Creation Unit, inclusive, in the case of redemptions, of the standard redemption transaction fee.
Householding. Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
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Distribution
The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 1 University Square Drive, Princeton, NJ 08540.
BFA or its Affiliates make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making shares of the Fund and certain other iShares funds available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the Fund. Rather, such payments are made by BFA or its Affiliates from their own resources, which come directly or indirectly in part from fees paid by the iShares funds complex. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Fund or other iShares funds over another investment. More information regarding these payments is contained in the Fund's SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from BFA or its Affiliates.
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Financial Highlights
The financial highlights table is intended to help investors understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by _____________, whose report is included, along with the Fund's financial statements, in the Fund's Annual Report (available upon request).
Financial Highlights
(For a share outstanding throughout each period)
[TO BE UPDATED]
Index Provider
JPX Group and Nikkei are the respective publishers of the Tokyo Stock Price Index (TOPIX) and Nikkei 225, the main indices representing the Japanese stock market. The two companies have now agreed to combine their respective index development skills, maintenance know-how and other strengths to launch a new index with the common goal of promoting Japanese companies with high investment appeal in Japan and abroad.
BFA or its Affiliates have entered into a license agreement with the Index Provider to use the Underlying Index. BFA or its Affiliates sublicense rights in the Underlying Index to the Trust at no charge.
Disclaimers
The Underlying Index is copyrighted material compiled and published by the JPX Group and Nikkei, and the JPX Group and Nikkei jointly own the copyrights and other intellectual property rights subsisting in the Underlying Index itself and the methodology used to calculate the Underlying Index.
Ownership of trademarks and any other intellectual property rights with respect to the mark to indicate the Underlying Index belongs to the JPX Group and Nikkei.
JPX Group and Nikkei do not sponsor, support, sell or market the Fund. With the exception of granting the license to BFA to use certain trademarks and to use the Underlying Index for the Fund, the JPX Group and Nikkei have no connection with the Fund. The license agreement between BFA and both the JPX Group and Nikkei does not provide any rights to any third parties.
The Fund is managed exclusively at the risk of BFA and both the JPX Group and Nikkei shall assume no obligation or responsibility for its management and the transactions of the Fund. The JPX Group and Nikkei are not responsible for the accuracy and the calculation of the Fund or the data contained therein.
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The JPX Group and Nikkei have no obligation to publish the Underlying Index continuously and shall not be liable for any errors, postponements, interruptions, suspensions and cessations of the publication of the Underlying Index.
The JPX Group and Nikkei shall have the right to make any changes in the Underlying Index regarding the selection of constituent stocks and the calculation methodology of the Underlying Index and shall have the right to suspend or cease the publication of the Underlying Index without owing any liability to BFA or any other third party.
The Underlying Index is the property of the JPX Group and Nikkei, which together have contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Underlying Index. The Underlying Index is not sponsored by S&P Dow Jones Indices LLC or its affiliates or its third party licensors, including Standard & Poor's Financial Services LLC and Dow Jones Trademark Holdings LLC (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices will not be liable for any errors or omissions in calculating the Underlying Index. “Calculated by S&P Dow Jones Indices” and the related stylized mark(s) are service marks of S&P Dow Jones Indices and have been licensed for use by the JPX Group and Nikkei. S&P® is a registered trademark of Standard & Poor's Financial Services LLC, and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.
The Fund which tracks the Underlying Index is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices. S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. S&P Dow Jones Indices’ only relationship to the JPX Group and Nikkei with respect to the Underlying Index is the licensing of the Underlying S&P Index, certain trademarks, service marks and trade names of S&P Dow Jones Indices, and the provision of the calculation services related to the Underlying Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund may be converted into cash or other redemption mechanics. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Fund. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within the Underlying Index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it investment advice;
The calculations of returns of the Underlying Index from JPY to USD shall be provided independently by S&P Dow Jones Indices LLC under the responsibility of BFA. JPX Group and Nikkei shall not assume any responsibility for the calculations and the USD based returns of the Underlying Index; and
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING, ORAL, WRITTEN, or ELECTRONIC COMMUNICATIONS. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS
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OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE JPX GROUP AND NIKKEI INC OWNERS OF THE UNDERLYING INDEX, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.
Shares of the Fund are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Underlying Index or the ability of the Underlying Index to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Index, nor in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing or trading of the shares of the Fund.
NYSE Arca does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Fund as licensee, licensee’s customers and counterparties, owners of the shares of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein in connection with the rights licensed as described herein or for any other use. NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
The past performance of the Underlying Index is not a guide to future performance. BFA or its Affiliates do not guarantee the accuracy or the completeness of the Underlying Index or any data included therein and BFA or its Affiliates shall have no liability for any errors, omissions or interruptions therein. BFA or its Affiliates make no warranty, express or implied, to the owners of shares of the Fund or to any other person or entity, as to results to be obtained by the Fund from the use of the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BFA and its Affiliates have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.
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Supplemental Information
I. Premium/Discount Information
The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and the Fund’s NAV. NAV is the price at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market returns (“Market Price”) of the Fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.
The following information shows the frequency of distributions of premiums and discounts for the Fund for each full calendar quarter of 2015 and the first two calendar quarters of 2016.
Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.
Premium/Discount Range	Number of Days	Percentage of Total Days
%

%
29

II. Total Return Information
The table that follows presents information about the total returns of the Fund and the Underlying Index as of the fiscal year ended March 31, 2016.
Effective September 4, 2015, the Fund changed its Underlying Index from the S&P/TOPIX 150TM to the JPX-Nikkei Index 400.
“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
The Fund’s NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the Market Price of the Fund. Market Price generally is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.
An index is a financial calculation, based on a grouping of financial instruments, that is not an investment product and that tracks a specified financial market or sector. Unlike the Fund, the Underlying Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions and other charges that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the following table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.
Performance as of March 31, 2016
	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX*	NAV	MARKET	INDEX*
1 Year	___%	___%	___%	___%	___%	___%
5 Years	___%	___%	___%	___%	___%	___%
10 Years	___%	___%	___%	___%	___%	___%

*	Index performance reflects the S&P/TOPIX 150TM. Effective September 4, 2015, the Fund’s Underlying Index is the JPX-Nikkei Index 400.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.
30

For more information visit www.iShares.com or call 1-800-474-2737
Copies of the Prospectus, SAI and recent shareholder reports can be found on our website at www.iShares.com. For more information about the Fund, you may request a copy of the SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.
Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.
If you have any questions about the Trust or shares of the Fund or you wish to obtain the SAI, Semi-Annual or Annual Report free of charge, please:
Call:	1-800-iShares or 1-800-474-2737 (toll free) Monday through Friday, 8:30 a.m. to 6:30 p.m. (Eastern time)
Email:	iSharesETFs@blackrock.com
Write:	c/o BlackRock Investments, LLC 1 University Square Drive, Princeton, NJ 08540
Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.
No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.
©2016 BlackRock, Inc. All rights reserved. iSHARES® and BLACKROCK® are registered trademarks of BFA and its Affiliates. All other marks are the property of their respective owners.
Investment Company Act File No.: 811-09729
IS-P-JPXN-____

The information in this prospectus is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. The securities described herein may not be sold until the registration statement becomes effective. This prospectus is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.
iShares® Trust
Statement of Additional Information
Dated __________, 2016
This combined Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectuses (each, a “Prospectus” and collectively, the “Prospectuses”) for the following series of iShares Trust (the “Trust”):
Fund	Ticker	Listing Exchange
iShares Core S&P 500 ETF	IVV	NYSE Arca
iShares Core S&P Mid-Cap ETF	IJH	NYSE Arca
iShares Core S&P Small-Cap ETF	IJR	NYSE Arca
iShares Core S&P Total U.S. Stock Market ETF	ITOT	NYSE Arca
iShares Core U.S. Growth ETF	IUSG	NYSE Arca
iShares Core U.S. Value ETF	IUSV	NYSE Arca
iShares Europe ETF	IEV	NYSE Arca
iShares Global 100 ETF	IOO	NYSE Arca
iShares Global Clean Energy ETF	ICLN	NASDAQ
iShares Global Consumer Discretionary ETF	RXI	NYSE Arca
iShares Global Consumer Staples ETF	KXI	NYSE Arca
iShares Global Energy ETF	IXC	NYSE Arca
iShares Global Financials ETF	IXG	NYSE Arca
iShares Global Healthcare ETF	IXJ	NYSE Arca
iShares Global Industrials ETF	EXI	NYSE Arca
iShares Global Infrastructure ETF	IGF	NASDAQ
iShares Global Telecom ETF	IXP	NYSE Arca
iShares Global Utilities ETF	JXI	NYSE Arca
iShares International Developed Property ETF	WPS	NYSE Arca
iShares International Preferred Stock ETF	IPFF	NYSE Arca
iShares JPX-Nikkei 400 ETF	JPXN	NYSE Arca
iShares Micro-Cap ETF	IWC	NYSE Arca
iShares Mortgage Real Estate Capped ETF	REM	NYSE Arca
iShares Nasdaq Biotechnology ETF	IBB	NASDAQ
iShares North American Natural Resources ETF	IGE	NYSE Arca
iShares North American Tech ETF	IGM	NYSE Arca
iShares North American Tech-Multimedia Networking ETF	IGN	NYSE Arca
iShares North American Tech-Software ETF	IGV	NYSE Arca
iShares PHLX Semiconductor ETF	SOXX	NASDAQ
iShares Residential Real Estate Capped ETF	REZ	NYSE Arca
iShares Russell 1000 ETF	IWB	NYSE Arca
iShares Russell 1000 Growth ETF	IWF	NYSE Arca
iShares Russell 1000 Value ETF	IWD	NYSE Arca
iShares Russell 2000 ETF	IWM	NYSE Arca
iShares Russell 2000 Growth ETF	IWO	NYSE Arca
iShares Russell 2000 Value ETF	IWN	NYSE Arca
iShares Russell 3000 ETF	IWV	NYSE Arca

Fund	Ticker	Listing Exchange
iShares Russell Mid-Cap ETF	IWR	NYSE Arca
iShares Russell Mid-Cap Growth ETF	IWP	NYSE Arca
iShares Russell Mid-Cap Value ETF	IWS	NYSE Arca
iShares Russell Top 200 ETF	IWL	NYSE Arca
iShares Russell Top 200 Growth ETF	IWY	NYSE Arca
iShares Russell Top 200 Value ETF	IWX	NYSE Arca
iShares S&P 100 ETF	OEF	NYSE Arca
iShares S&P 500 Growth ETF	IVW	NYSE Arca
iShares S&P 500 Value ETF	IVE	NYSE Arca
iShares S&P Mid-Cap 400 Growth ETF	IJK	NYSE Arca
iShares S&P Mid-Cap 400 Value ETF	IJJ	NYSE Arca
iShares S&P Small-Cap 600 Growth ETF	IJT	NYSE Arca
iShares S&P Small-Cap 600 Value ETF	IJS	NYSE Arca
iShares U.S. Aerospace & Defense ETF	ITA	NYSE Arca
iShares U.S. Broker-Dealers & Securities Exchanges ETF	IAI	NYSE Arca
iShares U.S. Healthcare Providers ETF	IHF	NYSE Arca
iShares U.S. Home Construction ETF	ITB	NYSE Arca
iShares U.S. Insurance ETF	IAK	NYSE Arca
iShares U.S. Medical Devices ETF	IHI	NYSE Arca
iShares U.S. Oil & Gas Exploration & Production ETF	IEO	NYSE Arca
iShares U.S. Oil Equipment & Services ETF	IEZ	NYSE Arca
iShares U.S. Pharmaceuticals ETF	IHE	NYSE Arca
iShares U.S. Preferred Stock ETF	PFF	NYSE Arca
iShares U.S. Real Estate ETF	IYR	NYSE Arca
iShares U.S. Regional Banks ETF	IAT	NYSE Arca
iShares U.S. Telecommunications ETF	IYZ	NYSE Arca
The Prospectuses for the above-listed funds (each, a “Fund” and collectively, the “Funds”) are dated ________, 2016, as amended and supplemented from time to time. Capitalized terms used herein that are not defined have the same meaning as in the applicable Prospectus, unless otherwise noted. The Financial Statements and Notes contained in the applicable Annual Report and Semi-Annual Report of the Trust for the Funds are incorporated by reference into and are deemed to be part of this SAI. A copy of each Fund's Prospectus, Annual Report and Semi-Annual Report may be obtained without charge by writing to the Trust's distributor, BlackRock Investments, LLC (the “Distributor” or “BRIL”), 1 University Square Drive, Princeton, NJ 08540, calling 1-800-iShares (1-800-474-2737) or visiting www.iShares.com. Each Fund's Prospectus is incorporated by reference into this SAI.
References to the Investment Company Act of 1940, as amended (the “Investment Company Act” or the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

i

v

General Description of the Trust and its Funds
The Trust currently consists of more than [____] investment series or portfolios. The Trust was organized as a Delaware statutory trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company registered with the SEC under the 1940 Act. The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “1933 Act”). This SAI relates to the following Funds:
•	iShares Core S&P 500 ETF
•	iShares Core S&P Mid-Cap ETF
•	iShares Core S&P Small-Cap ETF
•	iShares Core S&P Total U.S. Stock Market ETF[1]
•	iShares Core U.S. Growth ETF
•	iShares Core U.S. Value ETF
•	iShares Europe ETF
•	iShares Global 100 ETF
•	iShares Global Clean Energy ETF
•	iShares Global Consumer Discretionary ETF
•	iShares Global Consumer Staples ETF
•	iShares Global Energy ETF
•	iShares Global Financials ETF
•	iShares Global Healthcare ETF
•	iShares Global Industrials ETF
•	iShares Global Infrastructure ETF
•	iShares Global Telecom ETF
•	iShares Global Utilities ETF
•	iShares International Developed Property ETF
•	iShares International Preferred Stock ETF
•	iShares JPX-Nikkei 400 ETF[2]
•	iShares Micro-Cap ETF
•	iShares Mortgage Real Estate Capped ETF
•	iShares Nasdaq Biotechnology ETF
•	iShares North American Natural Resources ETF
•	iShares North American Tech ETF
•	iShares North American Tech-Multimedia Networking ETF
•	iShares North American Tech-Software ETF
•	iShares PHLX Semiconductor ETF
•	iShares Residential Real Estate Capped ETF
•	iShares Russell 1000 ETF
•	iShares Russell 1000 Growth ETF
•	iShares Russell 1000 Value ETF
•	iShares Russell 2000 ETF
•	iShares Russell 2000 Growth ETF

•	iShares Russell 2000 Value ETF
•	iShares Russell 3000 ETF
•	iShares Russell Mid-Cap ETF
•	iShares Russell Mid-Cap Growth ETF
•	iShares Russell Mid-Cap Value ETF
•	iShares Russell Top 200 ETF
•	iShares Russell Top 200 Growth ETF
•	iShares Russell Top 200 Value ETF
•	iShares S&P 100 ETF
•	iShares S&P 500 Growth ETF
•	iShares S&P 500 Value ETF
•	iShares S&P Mid-Cap 400 Growth ETF
•	iShares S&P Mid-Cap 400 Value ETF
•	iShares S&P Small-Cap 600 Growth ETF
•	iShares S&P Small-Cap 600 Value ETF
•	iShares U.S. Aerospace & Defense ETF
•	iShares U.S. Broker-Dealers & Securities Exchanges ETF[3]
•	iShares U.S. Healthcare Providers ETF
•	iShares U.S. Home Construction ETF
•	iShares U.S. Insurance ETF
•	iShares U.S. Medical Devices ETF
•	iShares U.S. Oil & Gas Exploration & Production ETF
•	iShares U.S. Oil Equipment & Services ETF
•	iShares U.S. Pharmaceuticals ETF
•	iShares U.S. Preferred Stock ETF
•	iShares U.S. Real Estate ETF
•	iShares U.S. Regional Banks ETF
•	iShares U.S. Telecommunications ETF

[1]	On December 21, 2015, the Fund's Underlying Index changed from the S&P Composite 1500® to the S&P Total Market Index™.
[2]	On September 4, 2015, the name of the Fund changed from iShares Japan Large-Cap ETF to iShares JPX-Nikkei 400 ETF. On September 4, 2015, the Fund's Underlying Index changed from the S&P/TOPIX 150TM to the JPX-Nikkei Index 400.
[3]	On December 1, 2015, the name of the Fund changed from iShares U.S. Broker-Dealers ETF to iShares U.S. Broker-Dealers Securities & Exchanges ETF.
Each Fund is managed by BlackRock Fund Advisors (“BFA”), an indirect wholly-owned subsidiary of BlackRock, Inc., and generally seeks to track the investment results of the specific benchmark index identified in the applicable Prospectus for that Fund (each, an “Underlying Index”). BlackRock International Limited, an affiliate of BFA, serves as the sub-adviser (the “Sub-Adviser”) to the iShares International Preferred Stock ETF.
Each Fund offers and issues shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit”), generally in exchange for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) included in its Underlying Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). Shares of the Funds are listed for trading on national securities exchanges such as The NASDAQ Stock Market (“NASDAQ”) or NYSE Arca, Inc. (“NYSE Arca”) (each a “Listing Exchange”). Shares of each Fund are traded in the secondary market and elsewhere at market prices that may be at, above or below the Fund's NAV. Shares are redeemable only in Creation Units by Authorized Participants (as defined in the Portfolio Holdings

Information section of this SAI), and, generally, in exchange for portfolio securities and a Cash Component. Creation Units typically are a specified number of shares, generally ranging from 50,000 to 300,000 shares or multiples thereof.
The Trust reserves the right to permit or require that creations and redemptions of shares are effected fully or partially in cash and reserves the right to permit or require the substitution of Deposit Securities in lieu of cash. Shares may be issued in advance of receipt of Deposit Securities, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust a cash deposit equal to at least 105% and up to 115%, which percentage BFA may change from time to time, of the market value of the omitted Deposit Securities. The Trust may use such cash deposit at any time to purchase Deposit Securities. See the Creation and Redemption of Creation Units section of this SAI. Transaction fees and other costs associated with creations or redemptions that include a cash portion may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.
Exchange Listing and Trading
A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Shareholder Information section of each Fund's Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the applicable Prospectus.
Shares of each Fund are listed for trading, and trade throughout the day, on the applicable Listing Exchange and in other secondary markets. Shares of certain Funds may also be listed on certain non-U.S. exchanges. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of any Fund will continue to be met. The Listing Exchange may, but is not required to, remove the shares of a Fund from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 record and/or beneficial owners of shares of the Fund for 30 or more consecutive trading days, (ii) the value of the Underlying Index on which a Fund is based is no longer calculated or available, or (iii) any other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will also remove shares of a Fund from listing and trading upon termination of the Fund.
As in the case of other publicly-traded securities, when you buy or sell shares of the Fund through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.
In order to provide additional information regarding the indicative value of shares of the Funds, the Listing Exchange or a market data vendor disseminates information every 15 seconds through the facilities of the Consolidated Tape Association, or through other widely disseminated means, an updated indicative optimized portfolio value (“IOPV”) for the Funds as calculated by an information provider or market data vendor. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPV and makes no representation or warranty as to the accuracy of the IOPV.
An IOPV has an equity securities component and a cash component. The equity securities values included in an IOPV are the values of the Deposit Securities for a Fund. While the IOPV reflects the current value of the Deposit Securities required to be deposited in connection with the purchase of a Creation Unit, it does not necessarily reflect the precise composition of the current portfolio of securities held by the Funds at a particular point in time because the current portfolio of the Funds may include securities that are not a part of the current Deposit Securities. Therefore, a Fund’s IOPV disseminated during the Listing Exchange trading hours should not be viewed as a real-time update of the Fund’s NAV, which is calculated only once a day.
The cash component included in an IOPV consists of estimated accrued interest, dividends and other income, less expenses. If applicable, each IOPV also reflects changes in currency exchange rates between the U.S. dollar and the applicable currency.
The Trust reserves the right to adjust the share prices of the Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Funds or an investor's equity interest in the Funds.

Investment Strategies and Risks
Each Fund seeks to achieve its objective by investing primarily in securities issued by issuers that comprise its relevant Underlying Index and through transactions that provide substantially similar exposure to securities in the Underlying Index. Each Fund operates as an index fund and will not be actively managed. Adverse performance of a security in a Fund’s portfolio will ordinarily not result in the elimination of the security from the Fund’s portfolio.
Each Fund engages in representative sampling, which is investing in a sample of securities selected by BFA to have a collective investment profile similar to that of the Fund's Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the Underlying Index. A fund that uses representative sampling generally does not hold all of the securities that are in its underlying index.
Although the Funds do not seek leveraged returns, certain instruments used by the Funds may have a leveraging effect as described below.
Borrowing.  Each Fund may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions. Under normal market conditions, any borrowing by a Fund will not exceed 10% of the Fund’s net assets; however, each Fund generally does not intend to borrow money.
The purchase of securities while borrowings are outstanding may have the effect of leveraging a Fund. The incurrence of leverage increases a Fund’s exposure to risk, and borrowed funds are subject to interest costs that will reduce net income. Purchasing securities while borrowings are outstanding creates special risks, such as the potential for greater volatility in the net asset value of Fund shares and in the yield on a Fund’s portfolio. In addition, the interest expenses from borrowings may exceed the income generated by a Fund’s portfolio and, therefore, the amount available (if any) for distribution to shareholders as dividends may be reduced. BFA may determine to maintain outstanding borrowings if it expects that the benefits to a Fund’s shareholders will outweigh the current reduced return.
Certain types of borrowings by a Fund must be made from a bank or may result in a Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede BFA’s management of a Fund’s portfolio in accordance with a Fund’s investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require a Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.
Currency Transactions.  A foreign currency forward contract is an over-the-counter obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days greater than two days from the date on which the contract is agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract that trades on an organized futures exchange involving an obligation to deliver or acquire a specified amount of a specific currency, at a specified price and at a specified future time. A non-deliverable currency forward is an over-the-counter currency forward settled in a specified currency, on a specified date, based on the difference between the agreed upon and the market exchange rate. Certain of the Funds do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Funds' assets that are denominated in a non-U.S. currency. A Fund may enter into non-U.S. currency forwards, non-deliverable currency forwards and non-U.S. currency futures transactions to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.
A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.
A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Currency futures contracts and non-deliverable currency forwards may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. To the extent required by law, liquid assets committed to futures contracts or non-deliverable currency forwards will be maintained.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected may be highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, counterparty risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in non-U.S. currency. If BFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of a Fund's return with the performance of its Underlying Index and may lower the Fund’s return. Each Fund could experience losses if the value of its currency forwards, options or futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market or otherwise. In addition, a Fund could incur transaction costs, including trading commissions, in connection with certain non-U.S. currency transactions.
Diversification Status.  The following table sets forth the diversification status of each Fund:
Diversified Funds	Non-Diversified Funds
iShares Core S&P 500 ETF	iShares Global Clean Energy ETF
iShares Core S&P Mid-Cap ETF	iShares Global Consumer Staples ETF
iShares Core S&P Small-Cap ETF	iShares Global Energy ETF
iShares Core S&P Total U.S. Stock Market ETF	iShares Global Healthcare ETF
iShares Core U.S. Growth ETF	iShares Global Telecom ETF
iShares Core U.S. Value ETF	iShares International Preferred Stock ETF
iShares Europe ETF	iShares Mortgage Real Estate Capped ETF
iShares Global 100 ETF	iShares Nasdaq Biotechnology ETF
iShares Global Consumer Discretionary ETF	iShares North American Natural Resources ETF
iShares Global Financials ETF	iShares North American Tech ETF
iShares Global Industrials ETF	iShares North American Tech-Multimedia Networking ETF
iShares Global Infrastructure ETF	iShares North American Tech-Software ETF
iShares Global Utilities ETF	iShares PHLX Semiconductor ETF
iShares International Developed Property ETF	iShares Residential Real Estate Capped ETF
iShares JPX-Nikkei 400 ETF	iShares U.S. Aerospace & Defense ETF
iShares Micro-Cap ETF	iShares U.S. Broker-Dealers & Securities Exchanges ETF
iShares Russell 1000 ETF	iShares U.S. Healthcare Providers ETF
iShares Russell 1000 Growth ETF	iShares U.S. Home Construction ETF
iShares Russell 1000 Value ETF	iShares U.S. Insurance ETF
iShares Russell 2000 ETF	iShares U.S. Medical Devices ETF
iShares Russell 2000 Growth ETF	iShares U.S. Oil & Gas Exploration & Production ETF
iShares Russell 2000 Value ETF	iShares U.S. Oil Equipment & Services ETF
iShares Russell 3000 ETF	iShares U.S. Pharmaceuticals ETF
iShares Russell Mid-Cap ETF	iShares U.S. Preferred Stock ETF
iShares Russell Mid-Cap Growth ETF	iShares U.S. Regional Banks ETF
iShares Russell Mid-Cap Value ETF	iShares U.S. Telecommunications ETF
iShares Russell Top 200 ETF
iShares Russell Top 200 Growth ETF
iShares Russell Top 200 Value ETF

Diversified Funds	Non-Diversified Funds
iShares S&P 100 ETF
iShares S&P 500 Growth ETF
iShares S&P 500 Value ETF
iShares S&P Mid-Cap 400 Growth ETF
iShares S&P Mid-Cap 400 Value ETF
iShares S&P Small-Cap 600 Growth ETF
iShares S&P Small-Cap 600 Value ETF
iShares U.S. Real Estate ETF
With respect to 75% of its total assets, a “diversified” fund is limited by the 1940 Act such that it does not invest more than 5% of its total assets in securities of any one issuer and does not acquire more than 10% of the outstanding voting securities of any one issuer (excluding cash and cash items, government securities, and securities of other investment companies). The remaining 25% of the fund’s total assets is not restricted and may be invested in a single issuer or a number of issuers.
 A “non-diversified” fund is a fund that is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect a fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies.
Each Fund (whether diversified or non-diversified) intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders, provided that the Fund satisfies a minimum distribution requirement. Compliance with the diversification requirements of the Internal Revenue Code may limit the investment flexibility of the Funds and may make it less likely that the Funds will meet their respective investment objectives.
Futures, Options on Futures and Securities Options.  Futures contracts, options on futures and securities options may be used by a Fund to simulate investment in its Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund may enter into futures contracts and options on futures that are traded on a U.S. or non-U.S. futures exchange. Each Fund will not use futures, options on futures or securities options for speculative purposes. Each Fund intends to use futures, options on futures and securities options in accordance with Rule 4.5 of the Commodity Futures Trading Commission (the “CFTC”) promulgated under the Commodity Exchange Act (“CEA”). BFA, with respect to certain Funds, has claimed an exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that BFA, in respect of such Funds, is not subject to registration or regulation as a commodity pool operator under the CEA. See the Regulation Regarding Derivatives section of this SAI for more information.
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on investments that reflect the market value of common stock of the firms included in the investments. Each Fund may enter into futures contracts to purchase securities indexes when BFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Upon entering into a futures contract, a Fund will be required to deposit with the broker an amount of cash or cash equivalents known as “initial margin,” which is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to the expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract. To the extent required by law, each Fund will segregate liquid assets in an amount equal to its delivery obligations under the futures contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited to the agreed upon price per share, also known as the “strike price,” less the premium received from writing the put. Certain of the Funds may purchase and write put and call options on futures contracts that are traded on an exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.
Securities options may be used by a Fund to obtain access to securities in its Underlying Index or to dispose of securities in its Underlying Index at favorable prices, to invest cash in a securities index that offers similar exposure to that provided by its Underlying Index or otherwise to achieve the Fund’s objective of tracking its Underlying Index. A call option gives a holder the right to purchase a specific security at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security at an exercise price within a specified period of time. The initial purchaser of a call option pays the “writer” a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. Each Fund may purchase or sell securities options on a U.S. or non-U.S. securities exchange or in the over-the-counter (“OTC”) market through a transaction with a dealer. Options on a securities index are typically settled on a net basis based on the appreciation or depreciation of the index level over the strike price. Options on single name securities may be cash- or physically-settled, depending upon the market in which they are traded. Options may be structured so as to be exercisable only on certain dates or on a daily basis. Options may also be structured to have conditions to exercise (i.e., “Knock-in Events”) or conditions that trigger termination (i.e., “Knock-out Events”). Investments in futures contracts and other investments that contain leverage may require each Fund to maintain liquid assets in an amount equal to its delivery obligations under these contracts and other investments. Generally, each Fund maintains an amount of liquid assets equal to its obligations relative to the position involved, adjusted daily on a marked-to-market basis. With respect to futures contracts that are contractually required to “cash-settle,” each Fund maintains liquid assets in an amount at least equal to the Fund’s daily marked-to-market obligation (i.e., each Fund’s daily net liability, if any), rather than the contracts’ notional value (i.e., the value of the underlying asset). By maintaining assets equal to its net obligation under cash-settled futures contracts, each Fund may employ leverage to a greater extent than if the Fund were required to set aside assets equal to the futures contracts’ full notional value. Each Fund bases its asset maintenance policies on methods permitted by the SEC and its staff and may modify these policies in the future to comply with any changes in the guidance articulated from time to time by the SEC or its staff. Changes in SEC guidance regarding the use of derivatives by registered investment companies may adversely impact a Fund’s ability to invest in futures, options or other derivatives or make investments in such instruments more expensive.
Illiquid Securities.  Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities (calculated at the time of investment). Illiquid securities may include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets, as determined in accordance with SEC staff guidance. The liquidity of a security relates to the ability to readily dispose of the security and the price to be obtained upon disposition of the security, which may be lower than the price that would be obtained for a comparable, more liquid security. Illiquid securities may trade at a discount to comparable, more liquid securities and a Fund may not be able to dispose of illiquid securities in a timely fashion or at their expected prices.
Lending Portfolio Securities.  Each Fund may lend portfolio securities to certain borrowers determined to be creditworthy by BFA, including borrowers affiliated with BFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the particular Fund exceeds one-third of the value of such Fund's total assets (including the value of the collateral received). A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund receives, by way of substitute payment, the value of any interest or cash or non-cash distributions paid on the loaned securities.

With respect to loans that are collateralized by cash, the borrower may be entitled to receive a fee based on the amount of cash collateral. The Funds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is typically compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of each lending Fund or through one or more joint accounts or money market funds, including those affiliated with BFA; such investments are subject to investment risk.
Each Fund conducts its securities lending pursuant to an exemptive order from the SEC permitting it to lend portfolio securities to borrowers affiliated with the Fund and to retain an affiliate of the Fund as lending agent. To the extent that a Fund engages in securities lending, BlackRock Institutional Trust Company, N.A. (“BTC”) acts as securities lending agent for the Fund, subject to the overall supervision of BFA. BTC administers the lending program in accordance with guidelines approved by the Trust's Board of Trustees (the “Board” or the “Trustees”).
Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent. Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees as defined below), and any fees or other payments to and from borrowers of securities. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA; however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Such money market fund shares will not be subject to a sales load, redemption fee, distribution fee or service fee.
Pursuant to the securities lending agreement dated January 1, 2015: (i) All Funds except for the iShares Europe ETF, iShares Global 100 ETF, iShares Global Clean Energy ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Infrastructure ETF, iShares Global Telecom ETF, iShares Global Utilities ETF, iShares International Developed Property ETF, iShares International Preferred Stock ETF and iShares JPX-Nikkei 400 ETF (“Domestic Equity Funds”) retain 71.5% of securities lending income (which excludes collateral investment fees) and (ii) this amount can never be less than 65% of the sum of securities lending income plus collateral investment fees.
Pursuant to the securities lending agreement dated January 1, 2015: (i) The iShares Europe ETF, iShares Global 100 ETF, iShares Global Clean Energy ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Infrastructure ETF, iShares Global Telecom ETF, iShares Global Utilities ETF, iShares International Developed Property ETF, iShares International Preferred Stock ETF and iShares JPX-Nikkei 400 ETF (“International Equity Funds”) retain 80% of securities lending income (which excludes collateral investment fees) and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.
Under the securities lending program, the Funds are categorized into one of several specific asset classes. The determination of a Fund’s asset class category (fixed-income, domestic equity, international equity or fund-of-funds), each of which may be subject to a different fee arrangement, is based on a methodology agreed to by the Trust and BTC.
In addition, commencing the business day following the date that the aggregate securities lending income (which includes, for this purpose, collateral investment fees) earned across the Exchange-Traded Fund Complex (as defined under “Management—Trustees and Officers”) in a calendar year exceeds the aggregate securities lending income earned across the Exchange-Traded Fund Complex in calendar year 2013 (the “Hurdle Date”), each applicable Fund, pursuant to the securities lending agreement, will receive for the remainder of that calendar year securities lending income as follows:
Domestic Equity Funds
(i) 75% of securities lending income (which excludes collateral investment fees) and (ii) this amount can never be less than 65% of the sum of securities lending income plus collateral investment fees.
International Equity Funds

(i) 85% of securities lending income (which excludes collateral investment fees) and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.
Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a Fund. A Fund could lose money if its short-term investment of the collateral declines in value over the period of the loan. Substitute payments for dividends received by a Fund for securities loaned out by the Fund will not be considered qualified dividend income. BTC will take into account the tax effects on shareholders caused by this difference in connection with a Fund’s securities lending program. Substitute payments received on tax-exempt securities loaned out will not be tax-exempt income.
Non-U.S. Securities.  Certain of the Funds may purchase publicly-traded common stocks of non-U.S. issuers. To the extent a Fund invests in stocks of non-U.S. issuers, certain of the Fund's investments in such stocks may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) (collectively, “Depositary Receipts”). Depositary Receipts are receipts, typically issued by a bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer. For other forms of Depositary Receipts, the depository may be a non-U.S. or a U.S. entity, and the underlying securities may be issued by a non-U.S. or a U.S. issuer. Depositary Receipts are not necessarily denominated in the same currency as their underlying securities. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets, and EDRs, issued in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world.
The Funds will not invest in any unlisted Depositary Receipt or any Depositary Receipt that BFA deems illiquid at the time of purchase or for which pricing information is not readily available. In general, Depositary Receipts must be sponsored, but a Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States. Therefore, there may be less information available regarding such issuers and there may be no correlation between available information and the market value of the Depositary Receipts.
Investing in the securities of non-U.S. issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, and potential restrictions on the flow of international capital. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product (“GDP”), rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.
Regulation Regarding Derivatives.  The CFTC subjects advisors to registered investment companies to regulation by the CFTC if a fund that is advised by the advisor either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”), or (ii) markets itself as providing investment exposure to such instruments. The CFTC also subjects advisors to registered investment companies to regulation by the CFTC if the registered investment company invests in one or more commodity pools. To the extent a Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and intends not to market itself as a “commodity pool” or a vehicle for trading such instruments.
BFA has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA pursuant to Rule 4.5 under the CEA with respect to the iShares Core S&P 500 ETF, iShares Europe ETF, iShares Global 100 ETF, iShares Global Clean Energy ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Infrastructure ETF, iShares Global Telecom ETF, iShares Global Utilities ETF, iShares International Preferred Stock ETF, iShares JPX-Nikkei 400 ETF, iShares Nasdaq Biotechnology ETF, iShares North American Natural Resources ETF, iShares North American Tech ETF,

iShares North American Tech-Multimedia Networking ETF, iShares North American Tech-Software ETF, iShares PHLX Semiconductor ETF, iShares Residential Real Estate Capped ETF, iShares Russell 1000 Growth ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Top 200 ETF, iShares Russell Top 200 Growth ETF, iShares Russell Top 200 Value ETF, iShares S&P 100 ETF, iShares S&P 500 Growth ETF, iShares S&P 500 Value ETF, iShares S&P Mid-Cap 400 Growth ETF, iShares S&P Small-Cap 600 Growth ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Broker-Dealers & Securities Exchanges ETF, iShares U.S. Healthcare Providers ETF, iShares U.S. Home Construction ETF, iShares U.S. Insurance ETF, iShares U.S. Medical Devices ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Oil Equipment & Services ETF, iShares U.S. Pharmaceuticals ETF and iShares U.S. Telecommunications ETF. BFA is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA with respect to the Funds.
The iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF, iShares Core S&P Total U.S. Stock Market ETF, iShares Core U.S. Growth ETF, iShares Core U.S. Value ETF, iShares International Developed Property ETF, iShares Micro-Cap ETF, iShares Mortgage Real Estate Capped ETF, iShares Russell 1000 ETF, iShares Russell 1000 Value ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF, iShares Russell 3000 ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares S&P Mid-Cap 400 Value ETF, iShares S&P Small-Cap 600 Value ETF, iShares U.S. Preferred Stock ETF, iShares U.S. Real Estate ETF and iShares U.S. Regional Banks ETF (the “No-Action Letter Funds”) may also have investments in “underlying funds” (and such underlying funds themselves may invest in underlying funds) not advised by BFA (which for purposes of the no-action letter referenced below may include certain securitized vehicles, mortgage real estate investment trusts (“REITs”) and/or investment companies that may invest in CFTC Derivatives), and therefore may be viewed by the CFTC as commodity pools. BFA has no transparency into the holdings of these underlying funds because they are not advised by BFA. To address this issue of lack of transparency, the CFTC staff issued a no-action letter on November 29, 2012 permitting the advisor of a fund that invests in such underlying funds and that would otherwise have filed a claim of exclusion pursuant to CFTC Rule 4.5 to delay registration as a “commodity pool operator” until six months from the date on which the CFTC issues additional guidance on the treatment of CFTC Derivatives held by underlying funds. BFA, the advisor of the No-Action Letter Funds, has filed a claim with the CFTC for such Funds to rely on this no-action relief. Accordingly, BFA is not currently subject to registration or regulation as a “commodity pool operator” under the CEA in respect of such Funds.
Derivative contracts, including, without limitation, swaps, currency forwards, and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the U.S. and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, swaps, non-deliverable forwards and certain other derivatives traded in the OTC market will become subject to margin requirements when regulations are finalized, which is anticipated to be in the next year or two. Implementation of regulation under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to a fund trading in these instruments and, as a result, may affect returns to investors in such fund.
As a result of regulatory requirements under the 1940 Act, each Fund is required to maintain an amount of liquid assets, accrued on a daily basis, having an aggregate value at least equal to the value of a Fund’s obligations under the applicable derivatives contract. To the extent that derivatives contracts are settled on a physical basis, a Fund will generally be required to maintain an amount of liquid assets equal to the notional value of the contract. On the other hand, in connection with derivatives contracts that are performed on a net basis, a Fund will generally be required to maintain liquid assets, accrued daily, equal only to the accrued excess, if any, of a Fund’s obligations over those of its counterparty under the contract. Accordingly, reliance by a Fund on physically-settled derivatives contracts may adversely impact investors by requiring a Fund to set aside a greater amount of liquid assets than would generally be required if a Fund were relying on cash-settled derivatives contracts.
Repurchase Agreements.  A repurchase agreement is an instrument under which the purchaser (i.e., a Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by a Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.
In any repurchase transaction, the collateral for a repurchase agreement may include: (i) cash items; (ii) obligations issued by the U.S. government or its agencies or instrumentalities; or (iii) obligations that, at the time the repurchase agreement is entered into, are determined to (A) have exceptionally strong capacity to meet their financial obligations and (B) are sufficiently liquid such that they can be sold at approximately their carrying value in the ordinary course of business within seven days.
Repurchase agreements pose certain risks for a Fund that utilizes them. Such risks are not unique to the Funds, but are inherent in repurchase agreements. The Funds seek to minimize such risks, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with a longer maturity may be subject to greater price fluctuations than higher quality collateral and collateral with a shorter maturity. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, a Fund would likely retain the status of an unsecured creditor of the counterparty (i.e., the position a Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction.
Reverse Repurchase Agreements.  Reverse repurchase agreements involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally, the effect of such transactions is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are advantageous only if a Fund has an opportunity to earn a rate of interest on the cash derived from these transactions that is greater than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and a Fund intends to use the reverse repurchase technique only when BFA believes it will be advantageous to the Fund . The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of a Fund’s assets. A Fund’s exposure to reverse repurchase agreements will be covered by liquid assets having a value equal to or greater than the Fund’s obligations under such commitments. The use of reverse repurchase agreements is a form of leverage, and the proceeds obtained by a Fund through reverse repurchase agreements may be invested in additional securities.
Securities of Investment Companies.  Each Fund may invest in the securities of other investment companies (including money market funds) to the extent permitted by law. Pursuant to the 1940 Act, a Fund’s investment in registered investment companies is generally limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company; (ii) 5% of a Fund’s total assets with respect to any one investment company; and (iii) 10% of a Fund’s total assets with respect to investment companies in the aggregate. To the extent allowed by law or regulation, each Fund intends from time to time to invest its assets in the securities of investment companies, including, but not limited to, money market funds, including those advised by or otherwise affiliated with BFA, in excess of the general limits discussed above. Other investment companies in which a Fund may invest can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by the Fund. Pursuant to guidance issued by the SEC staff, fees and expenses of money market funds used for cash collateral received in connection with loans of securities are not treated as Acquired Fund Fees and Expenses, which reflect a Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies (as disclosed in the Prospectus, as applicable).
Short-Term Instruments and Temporary Investments.  Each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds (including those advised by BFA or otherwise affiliated with BFA); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody's® Investors Service, Inc., “F-1” by Fitch Ratings, Inc., or “A-1” by Standard & Poor's® Financial Services LLC, a subsidiary of The McGraw-Hill Companies (“Standard & Poor's Ratings Services”), or if unrated, of comparable quality as determined by BFA; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of BFA, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
Swap Agreements.  Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be performed on a net basis, with a Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of liquid assets having an aggregate value at least equal to the accrued excess will be maintained by the Fund.
Certain of the Funds may use currency, interest rate or index swaps. The use of currency interest rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.
Tracking Stocks.  A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.
Future Developments.  The Board may, in the future, authorize each Fund to invest in securities contracts and investments, other than those listed in this SAI and in the applicable Prospectus, provided they are consistent with each Fund's investment objective and do not violate any of its investment restrictions or policies.
General Considerations and Risks
A discussion of some of the principal risks associated with an investment in a Fund is contained in the applicable Prospectus.
An investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of preferred or common stocks in general, and other factors that affect the market.
Borrowing Risk.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.
Custody Risk.  Custody risk refers to the risks inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets, and thus may be subject to limited or no government oversight. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. In general, the less developed a country’s securities market is, the greater the likelihood of custody problems. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because of the use of brokers and counterparties that are often less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence or undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being lost. In addition, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. A Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation.

Dividend Risk.  There is no guarantee that issuers of the stocks held by a Fund will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.
National Closed Market Trading Risk.  To the extent that the underlying securities held by a Fund trade on foreign exchanges that are closed when the securities exchange on which a Fund’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., a Fund’s quote from the closed foreign market). These deviations may result in premiums or discounts to a Fund’s NAV that may be greater than those experienced by other exchange-traded funds (“ETFs”).
Operational Risk.  BFA and a Fund’s other service providers may experience disruptions or operating errors such as processing errors or human errors, inadequate or failed internal or external processes, or systems or technology failures, that could negatively impact the Funds. While service providers are required to have appropriate operational risk management policies and procedures, their methods of operational risk management may differ from a Fund’s in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. BFA, through its monitoring and oversight of service providers, seeks to ensure that service providers take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors. However, it is not possible for BFA or the other Fund service providers to identify all of the operational risks that may affect a Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.
Risk of Derivatives.  A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset, such as a security, a commodity (such as gold or silver), a currency or an index (a measure of value or rates, such as the S&P 500® or the prime lending rate). A Fund may invest in stock index futures contracts, securities options and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. Derivatives generally involve the incurrence of leverage. In order to address such leverage and to prevent the Fund from being deemed to have issued senior securities, the Fund will segregate liquid assets equal to its obligations under the derivatives in which it invests throughout the life of the investment.
Risk of Equity Securities.  An investment in a Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of stock markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of the Fund). Common stocks are susceptible to general stock market fluctuations and to increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Holders of common stocks incur more risks than holders of preferred stocks and debt obligations because common stockholders generally have rights to receive payments from stock issuers that are inferior to the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (the value of which, however, is subject to market fluctuations prior to maturity), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity date. In addition, issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock to decline.
Each of the iShares U.S. Preferred Stock ETF and the iShares International Preferred Stock ETF invests a significant portion of its assets in preferred stock, although all of the Funds may invest in preferred stock. A Fund that invests in preferred stock may be exposed to certain risks not typically encountered by investing in common stock. Many preferred stocks pay dividends at a fixed rate, therefore, a preferred stock’s market price may be sensitive to changes in interest rates in a manner similar to bonds — that is, as interest rates rise, the value of the preferred stock is likely to decline. Many preferred stocks also allow holders to convert the preferred stock into common stock of the issuer; the market price of such preferred stocks may be sensitive to changes in the value of the issuer’s common stock. In addition, the ability of an issuer of preferred stock to pay dividends may deteriorate or the issuer may default (i.e., fail to make scheduled dividend payments on the preferred stock or scheduled interest payments on other obligations of the issuer), which would negatively affect the value of any such holding. Dividend payments on a preferred stock typically must be declared by the issuer’s board of directors. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if such dividends have accrued), and may suspend payment of dividends on preferred stock at any time. Preferred stock is also subject to market volatility and the price of preferred stock will fluctuate based on market demand. Preferred stock often has a call feature which allows the issuer to redeem the security at its discretion. Therefore, preferred stocks having a higher than average yield may be called by the issuer, which may cause a decrease in the yield of a Fund that invested in the preferred stock.
Although most of the securities in each Underlying Index are listed on a securities exchange, the principal trading market for some of the securities may be in the OTC market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.
Risk of Futures and Options on Futures Transactions.  There are several risks accompanying the utilization of futures contracts and options on futures contracts. A position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Futures contracts, by definition, project price levels in the future and not current levels of valuation; therefore, market circumstances may result in a discrepancy between the price of the stock index future and the movement in a Fund's Underlying Index. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to deliver the instruments underlying the futures contracts it has sold.
The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to a direct investment in the types of stocks in which they invest.
Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to its Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BFA as to anticipated trends, which predictions could prove to be incorrect.
Because the futures market generally imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting each Fund to substantial losses. In the event of adverse price movements, each Fund would be required to make daily cash payments of variation margin.
Risk of Investing in Non-U.S. Equity Securities.  An investment in any of the Funds that invest in non-U.S. equity securities involves risks similar to those of investing in portfolios of equity securities traded on non-U.S. exchanges. These risks include market fluctuations caused by such factors as economic and political developments in those foreign countries, changes in interest rates and perceived trends in stock prices. Investing in securities issued by issuers domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor’s local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country’s currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulations and the costs that may be incurred in connection with conversions between various currencies. Investing in any of these Funds also involves certain risks and considerations not typically associated with investing in a fund whose portfolio contains exclusively securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the Funds; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lower liquidity and significantly smaller market capitalization; different accounting and disclosure standards; lower levels of regulation of the securities markets; more substantial government interference with the economy and businesses; higher rates of inflation; greater social, economic, and political uncertainty; the risk of nationalization or expropriation of assets; and the risk of war.
Risk of Investing in Micro-Capitalization Companies.  Certain of the Funds may invest in securities of micro-capitalization companies. Micro-capitalization companies may have limited operational histories and new or unproven product lines or may have product lines that are still in development. These companies may be more vulnerable than larger companies to key personnel losses due to reliance on a smaller number of management personnel. Micro-capitalization companies may have limited financial resources and little or no access to additional credit and therefore may be more susceptible to market down turns or rising credit costs than larger, more established companies. Share prices of micro-capitalization companies may be more volatile than those of larger companies and therefore a Fund’s share price may be more volatile than the share prices of funds that invest a larger percentage of assets in shares issued by small-, mid-, or large-capitalization companies. The shares of micro-capitalization companies may be thinly traded and may be at risk for de-listing from a securities exchange, making it difficult for a Fund to buy and sell shares of a particular micro-capitalization company. In addition, there may be less public information available about these companies.
Risk of Investing in Mid-Capitalization Companies.  Stock prices of mid-capitalization companies may be more volatile than that of large-capitalization companies and, therefore, a Fund’s share price may be more volatile than that of funds that invest a larger percentage of their assets in stocks issued by large-capitalization companies. Stock prices of mid-capitalization companies are also more vulnerable than those of large-capitalization companies to adverse business or economic developments, and the stocks of mid-capitalization companies may be less liquid, making it more difficult for the Funds to buy and sell them. In addition, mid-capitalization companies generally have less diverse product lines than large-capitalization companies and are more susceptible to adverse developments related to their products.
Risk of Investing in Small-Capitalization Companies.  Stock prices of small-capitalization companies may be more volatile than those of larger companies and therefore a Fund's share price may be more volatile than that of funds that invest a larger percentage of their assets in stocks issued by large-capitalization or mid-capitalization companies. Stock prices of small-capitalization companies are generally more vulnerable than those of large-capitalization or mid-capitalization companies to adverse business and economic developments. The stocks of small-capitalization companies may be thinly traded, making it difficult for the Funds to buy and sell them. In addition, small-capitalization companies are typically less financially stable than larger, more established companies and may depend on a small number of essential personnel, making them more vulnerable to loss of personnel. Small-capitalization companies also normally have less diverse product lines than those of large-capitalization companies and are more susceptible to adverse developments concerning their products.
Risk of Non-U.S. Preferred Stock.  A Fund that invests in preferred stock may be exposed to certain risks not typically encountered by investing in common stock. Many preferred stocks pay dividends at a fixed rate, therefore, a preferred stock’s market price may be sensitive to changes in interest rates in a manner similar to bonds — that is, as interest rates rise, the value of the preferred stock is likely to decline. Many preferred stocks also allow holders to convert the preferred stock into common stock of the issuer; the market price of such preferred stocks can be sensitive to changes in the value of the issuer’s common stock. In addition, the ability of an issuer of preferred stock to pay dividends may deteriorate or the issuer may default (i.e., fail to make scheduled dividend payments on the preferred stock or scheduled interest payments on other obligations of the issuer), which would negatively affect the value of any such holding. Dividend payments on a preferred stock typically must be declared by the issuer’s board of directors. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if such dividends have accrued), and may suspend payment of dividends on preferred stock at any time. Preferred stock is also subject to market volatility and the price of preferred stock will fluctuate based on market demand. Preferred stock often has a call feature which allows the issuer to redeem the security at its discretion. Therefore, preferred stocks having a higher than average yield may be called by the issuer, which may cause a decrease in the yield of a fund that invested in the preferred stock. Also, non U.S. preferred stock may have different rights or privileges than those commonly associated with U.S. preferred stock. In addition to the risks listed above, investors in non U.S. preferred stock may experience difficulty or uncertainty in determining and enforcing their rights related to preferred stock.

Risk of Swap Agreements.  The risk of loss with respect to swaps is generally limited to the net amount of payments that a Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund’s rights as a creditor (e.g., a Fund may not receive the net amount of payments that it is contractually entitled to receive).
Regulators have proposed regulations that would require a Fund to post and collect initial and variation margin (comprised exclusively of cash, in the case of variation margin), in connection with trading of OTC swaps. Adoption of these regulations is likely to raise the costs for a Fund of investment in swaps. In addition, the prudential regulators have indicated that they intend to adopt legislation requiring certain regulated counterparties to include in swap agreements terms that restrict the rights of counterparties, such as a Fund, to terminate swaps and foreclose upon collateral in the event that the counterparty and/or its affiliates are subject to certain types of insolvency proceedings.
Risk of Investing in Asia.   Investments in securities of issuers in certain Asian countries involve risks not typically associated with investments in securities of issuers in other regions. Such heightened risks include, among others, expropriation and/or nationalization of assets, confiscatory taxation, piracy of intellectual property data and other security breaches (especially of data stored electronically), political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict and social instability as a result of religious, ethnic and/or socio-economic unrest. Certain Asian economies have experienced rapid rates of economic growth and industrialization in recent years, and there is no assurance that these rates of economic growth and industrialization will be maintained.
Certain Asian countries have democracies with relatively short histories, which may increase the risk of political instability. These countries have faced political and military unrest, and further unrest could present a risk to their local economies and securities markets. Indonesia and the Philippines have each experienced violence and terrorism, which has negatively impacted their economies. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war; in the recent past, these tensions have escalated. Any outbreak of hostilities between the two countries could have a severe adverse effect on the South Korean economy and securities market. Increased political and social unrest in these geographic areas could adversely affect the performance of investments in this region.
Certain governments in this region administer prices on several basic goods, including fuel and electricity, within their respective countries. Certain governments may exercise substantial influence over many aspects of the private sector in their respective countries and may own or control many companies. Future government actions could have a significant effect on the economic conditions in this region, which in turn could have a negative impact on private sector companies. There is also the possibility of diplomatic developments adversely affecting investments in the region.
Corruption and the perceived lack of a rule of law in dealings with international companies in certain Asian countries may discourage foreign investment and could negatively impact the long-term growth of certain economies in this region. In addition, certain countries in the region are experiencing high unemployment and corruption, and have fragile banking sectors.
Some economies in this region are dependent on a range of commodities, including oil, natural gas and coal. Accordingly, they are strongly affected by international commodity prices and particularly vulnerable to any weakening in global demand for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Adverse economic conditions or developments in neighboring countries may increase investors' perception of the risk of investing in the region as a whole, which may adversely impact the market value of the securities issued by companies in the region.
Risk of Investing in Australasia.  The economies of Australasia, which include Australia and New Zealand, are dependent on exports from the agricultural and mining sectors. This makes Australasian economies susceptible to fluctuations in the commodity markets. Australasian economies are also increasingly dependent on their growing service industries. Australia and New Zealand are located in a part of the world that has historically been prone to natural disasters, such as drought and flooding. Any such event in the future could have a significant adverse impact on the economies of Australia and New Zealand and affect the value of securities held by a Fund. The economies of Australia and New Zealand are dependent on trading with certain key trading partners, including Asia, Europe and the United States. The Australia–U.S. Free Trade Agreement has significantly expanded the trading relationship between the United States and Australia. Economic events in the United States, Asia, or in other key trading countries can have a significant economic effect on the Australian economy.

The economies of Australia and New Zealand are heavily dependent on the mining sector. Passage of new regulations limiting foreign ownership of companies in the mining sector or imposition of new taxes on profits of mining companies may dissuade foreign investment, and as a result, have a negative impact on companies to which a Fund has exposure.
Risk of Investing in Canada.  The United States is Canada’s largest trading and investment partner, and the Canadian economy is significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement in 1994 among Canada, the United States and Mexico, total two-way merchandise trade between the United States and Canada has more than doubled. Any downturn in U.S. or Mexican economic activity is likely to have an adverse impact on the Canadian economy. The Canadian economy is also dependent upon external trade with other key trading partners, specifically China and the United Kingdom. As a result, Canada is dependent on the economies of these other countries. In addition, Canada is a large supplier of natural resources (e.g., oil, natural gas and agricultural products). As a result, the Canadian economy is sensitive to fluctuations in certain commodity prices.
Risk of Investing in Central and South America.  The economies of certain Central and South American countries have experienced high interest rates, economic volatility, inflation, currency devaluations, government defaults, high unemployment rates and political instability which can adversely affect underlying issuers. In addition, commodities (such as oil, gas and minerals) represent a significant percentage of exports for the regions and many economies in these regions are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of these regions.
The governments of certain countries in Central and South America may exercise substantial influence over many aspects of the private sector and may own or control many companies. Future government actions could have a significant effect on the economic conditions in such countries, which could have a negative impact on the securities in which a Fund invests. Diplomatic developments may also adversely affect investments in certain countries in Central and South America. Some countries in Central and South America may be affected by public corruption and crime, including organized crime.
Certain countries in Central and South America may be heavily dependent upon international trade and, consequently, have been and may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These countries also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. In addition, certain issuers located in countries in Central and South America in which a Fund invests may have dealings with countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. An issuer may sustain damage to its reputation if it is identified as an issuer that has dealings with such countries. A Fund may be adversely affected if it invests in such issuers.
Risk of Investing in China.  Investments in securities of companies domiciled in China involve a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets. Such heightened risks include, among others, an authoritarian government, popular unrest associated with demands for improved political, economic and social conditions, the impact of regional conflict on the economy and hostile relations with neighboring countries.
Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. The Chinese economy is vulnerable to the long-running disagreements with Hong Kong related to integration and religious and nationalist disputes with Tibet and the Xinjiang region. China has a complex territorial dispute regarding the sovereignty of Taiwan that has included threats of invasion; Taiwan-based companies and individuals are significant investors in China. Military conflict between China and Taiwan may adversely affect securities of Chinese issuers. In addition, China has strained international relations with Japan, India, Russia and other neighbors due to territorial disputes, historical animosities and other defense concerns. China could be affected by military events on the Korean peninsula or internal instability within North Korea. These situations may cause uncertainty in the Chinese market and may adversely affect performance of the Chinese economy.
The Chinese government has implemented significant economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. However, there can be no assurance that these reforms will continue or that they will be effective. Despite reforms and privatizations of companies in certain sectors, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies. The Chinese government continues to maintain a major role in economic policy making and investing in China involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In addition, there is less regulation and monitoring of Chinese securities markets and the activities of investors, brokers and other participants than in the United States. Accordingly, issuers of securities in China are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, stockholder proxy requirements and the requirements mandating timely and accurate disclosure of information. Stock markets in China are in the process of change and further development. This may lead to trading volatility, difficulty in the settlement and recording of transactions and difficulty in interpreting and applying the relevant regulation. The iShares Global Clean Energy ETF may invest in H-Shares (securities of companies incorporated in the People's Republic of China (“PRC”) that are denominated in Hong Kong dollars and listed on the Hong Kong Exchange). The Fund may also invest in certain Hong Kong listed securities known as Red-Chips (securities issued by companies incorporated in certain foreign jurisdictions, which are controlled, directly or indirectly, by entities owned by the national government or local governments in the PRC and derive substantial revenues or allocate substantial assets in the PRC) and P-Chips (securities issued by companies incorporated in certain foreign jurisdictions, which are controlled, directly or indirectly, by individuals in the PRC and derive substantial revenues or allocate substantial assets in the PRC). P-Chips or Red-Chips of issuers that also issue A-Shares (securities of companies that are listed on the Shanghai or Shenzhen stock exchanges that are mostly limited to domestic investors and denominated in renminbi) may trade at significant discounts to their A-Shares counterparts. The issuance of H-Shares by Chinese companies and the ability to obtain a “back-door listing” through Red-Chips or P-Chips is still regarded by the Chinese authorities as an experiment in economic reform. “Back-door listing” is a means by which a mainland Chinese company issues Red-Chips or P-Chips to obtain quick access to international listing and international capital. All of these share mechanisms are relatively untested and subject to political and economic policy in China. Chinese securities have recently experienced substantial volatility, which is expected to continue in the future.
While the Chinese economy has grown rapidly in recent years, there is no assurance that this growth rate will be maintained. China may experience substantial rates of inflation or economic recessions, causing a negative effect on the economy and securities market. China’s economy is heavily dependent on export growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the securities of Chinese issuers.
The tax laws and regulations in the PRC are subject to change, including the issuance of authoritative guidance or enforcement, possibly with retroactive effect. The interpretation, applicability and enforcement of such laws by PRC tax authorities are not as consistent and transparent as those of more developed nations, and may vary over time and from region to region. The application and enforcement of PRC tax rules could have a significant adverse effect on a Fund and its investors, particularly in relation to capital gains withholding tax imposed upon non-residents.
Risk of Investing in Developed Countries.  Many developed market countries have recently experienced significant economic pressures. Developed market countries generally tend to rely on the services sectors (e.g., the financial services sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. For example, companies in the financial services sector are subject to governmental regulation and, recently, government intervention, which may adversely affect the scope of their activities, the prices they can charge and amount of capital they must maintain. Recent dislocations in the financial sector and perceived or actual governmental influence over certain financial companies may lead to credit rating downgrades and as a result, impact, among other things, revenue growth for such companies. If financial companies experience a prolonged decline in revenue growth, certain developed countries that rely heavily on financial companies as an economic driver may experience a correlative slowdown. Recently, new concerns have emerged with respect to the economic health of certain developed countries. These concerns primarily stem from heavy indebtedness of many developed countries and their perceived inability to continue to service high debt loads without simultaneously implementing stringent austerity measures. Such concerns have led to tremendous downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service high debt levels. Spending on health, health care and retirement pensions in most developed countries has risen dramatically over the last few years. Medical innovation, extended life expectancy and higher public expectations are likely to continue the increase in health care and pension costs. Any increase in health care and pension costs will likely have a negative impact on the economic growth of many developed countries. Certain developed countries rely on imports of certain key items, such as crude oil, natural gas, and other commodities. As a result, an increase in demand for or price fluctuations of certain commodities may negatively affect developed country economies. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries. In addition, heavy regulation of, among others, labor and product markets may have an adverse effect on certain issuers. Such regulations may negatively affect economic growth or cause prolonged periods of recession. Such risks, among others, may adversely affect the value of a Fund’s investments.
Risk of Investing in Emerging Markets.   Investments in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) custodians, clearinghouses, foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lack of financial reporting on a regular basis, substandard disclosure and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.
Emerging market securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. In addition, brokerage and other costs associated with transactions in emerging market securities markets can be higher, sometimes significantly, than similar costs incurred in securities markets in developed countries. Although some emerging markets have become more established and tend to issue securities of higher credit quality, the markets for securities in other emerging market countries are in the earliest stages of their development, and these countries issue securities across the credit spectrum. Even the markets for relatively widely traded securities in emerging market countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging market country securities may also affect a Fund's ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.
Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.
Investment in the securities markets of certain emerging market countries is restricted or controlled to varying degrees. These restrictions may limit a Fund's investment in certain emerging market countries and may increase the expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals.
Many emerging market countries lack the social, political, and economic stability characteristic of the United States. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

A Fund's income and, in some cases, capital gains from foreign securities will be subject to applicable taxation in certain of the emerging market countries in which it invests, and treaties between the United States and such countries may not be available in some cases to reduce the otherwise applicable tax rates.
Emerging markets also have different clearance and settlement procedures, and in certain of these emerging markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
In the past, certain governments in emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs, which in the past have caused huge budget deficits. Often, interest payments have become too overwhelming for a government to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for, among other things, social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in those countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.
Risk of Investing in Europe.  Investing in European countries may expose a Fund to the economic and political risks associated with Europe in general and the specific European countries in which it invests. The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. A Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the Economic and Monetary Union of the European Union (the “EU”), which requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession among EU member countries may have a significant adverse effect on the economies of EU member countries and their trading partners. Although certain European countries do not use the euro, many of these countries are obliged to meet the criteria for joining the euro zone. Consequently, these countries must comply with many of the restrictions noted above. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns, rising government debt levels and the possible default of government debt in several European countries, including Greece, Ireland, Italy, Portugal and Spain. In order to prevent further economic deterioration, certain countries, without prior warning, can institute “capital controls.” Countries may use these controls to restrict volatile movements of capital entering and exiting their country. Such controls may negatively affect a Fund’s investments. A default or debt restructuring by any European country would adversely impact holders of that country's debt and sellers of credit default swaps linked to that country's creditworthiness, which may be located in countries other than those listed above. In addition, the credit ratings of certain European countries were recently downgraded. These downgrades may result in further deterioration of investor confidence. These events have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the euro and non-EU member countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU, including, with respect to the latter, the United Kingdom, which is a significant market in the global economy. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching and could adversely impact the value of a Fund’s investments in the region.
The occurrence of terrorist incidents throughout Europe also could impact financial markets. The impact of these events is not clear but could be significant and far-reaching and adversely affect the value of a Fund.
Risk of Investing in Japan.  Japan may be subject to political, economic, nuclear, labor and other risks. Any of these risks, individually or in the aggregate, can impact an investment made in Japan.

Economic Risk. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since the year 2000, Japan’s economic growth rate has remained relatively low and it may remain low in the future. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. Japan is also heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the Japanese economy.
Political Risk. Historically, Japan has had unpredictable national politics and may experience frequent political turnover. Future political developments may lead to changes in policy that might adversely affect a Fund’s investments. In addition, China has become an important trading partner with Japan. Japan’s political relationship with China, however, has been strained. Should political tension increase, it could adversely affect the Japanese economy and destabilize the region as a whole.
Large Government Debt Risk. The Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. These issues may cause a slowdown of the Japanese economy.
Currency Risk. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors.
Nuclear Energy Risk. The nuclear power plant catastrophe in Japan in March 2011 may have long-term effects on the Japanese economy and its nuclear energy industry, the extent of which are currently unknown.
Labor Risk. Japan has an aging workforce and has experienced a significant population decline in recent years. Japan’s labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness.
Geographic Risk. Natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could occur in Japan or surrounding areas and could negatively affect the Japanese economy, and, in turn, could negatively affect a Fund.
Risk of Investing in North America.  A decrease in imports or exports, changes in trade regulations and/or an economic recession in any one North American country can have a significant economic effect on the entire North American region, and on some or all of the North American countries in which a Fund invests.
The United States is Canada's and Mexico's largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of NAFTA in 1994 among Canada, the United States and Mexico, total merchandise trade among the three countries has increased. Policy and legislative changes in one country may have a significant effect on North American markets generally, as well as on the value of certain securities, including securities held by a Fund.
Risk of Investing in the United Kingdom.  Investment in United Kingdom issuers may subject a Fund to regulatory, political, currency, security, and economic risks specific to the United Kingdom. The United Kingdom economy relies heavily on export of financial services to the United States and other European countries. A prolonged slowdown in the financial services sector may have a negative impact on the United Kingdom’s economy. In the past, the United Kingdom has been a target of terrorism. Acts of terrorism in the United Kingdom or against United Kingdom interests abroad may cause uncertainty in the United Kingdom financial markets and adversely affect the performance of the issuers to which a Fund has exposure. The United Kingdom’s economy, along with the United States and certain other European economies, experienced a significant economic slowdown during the recent financial crisis.
Risk of Investing in the United States.  Decreasing imports or exports, changes in trade regulations and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Policy and legislative changes in the United States are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as the value of certain securities. In addition, a continued rise in the U.S. public debt level or U.S. austerity measures may adversely affect U.S. economic growth and the securities to which the Funds have exposure.
U.S. Economic Trading Partners Risk.  The United States is a significant, and in some cases the most significant, trading partner of, or foreign investor in, the country or countries in which a Fund invests. As a result, economic conditions of such countries may be particularly affected by changes in the U.S. economy. The U.S. economy has recently experienced very difficult conditions and increased volatility, as well as significant adverse trends. While government intervention and recent legislation has been enacted to improve the U.S. economy, the recovery has been fragile and modest. A decrease in U.S. imports, new trade and financial regulations, changes in the U.S. dollar exchange rate or an economic slowdown in the United States may have a material adverse effect on a country’s economic conditions and, as a result, securities to which a Fund has exposure.
Risk of Investing in the Aerospace and Defense Industry.  The aerospace and defense industry can be significantly affected by government defense and aerospace regulation and spending policies. The aerospace industry in particular has recently been affected by adverse economic conditions and consolidation within the industry.
Risk of Investing in the Automotive Sub-Industry.  The automotive sub-industry can be highly cyclical, and companies in the automotive sub-industry may suffer periodic losses. The automotive sub-industry is also highly competitive and there may be, at times, excess capacity in the global and domestic automotive sub-industry. Over the last few years, the U.S. automotive sub-industry experienced a significant downturn; certain automotive companies required stimulus from the U.S. government, while others formed strategic industry alliances in order to weather the substantially difficult market conditions. In general, the automotive sub-industry is susceptible to labor disputes, product defect litigation, patent expiration, increased pension liabilities, rise in material or component prices and changing consumer tastes.
Risk of Investing in the Biotechnology Industry.  Biotechnology companies depend on the successful development of new and proprietary technologies. There can be no assurance that the development of new technologies will be successful or that intellectual property rights will be obtained with respect to new technologies. The loss or impairment of intellectual property rights may adversely affect the profitability of biotechnology companies. In addition, companies in the biotechnology industry spend heavily on research and development and their products or services may not prove commercially successful or may become obsolete quickly. The risks of high development costs may be exacerbated by the inability to raise prices as a result of managed care pressure, government regulation or price controls. Biotechnology companies can suffer persistent losses during the transition of new products from development to production or when products are or may be subject to regulatory approval processes or regulatory scrutiny and, as a consequence, the earnings of biotechnology companies may be erratic. Companies in the biotechnology industry are also exposed to the risk that they will be subject to products liability claims. Companies involved in the biotechnology industry may be subject to extensive government regulations by the Food and Drug Administration, the Environmental Protection Agency and the U.S. Department of Agriculture, among other foreign and domestic regulators. Such regulation may significantly affect and limit biotechnology research, product development and approval of products.
Risk of Investing in the Capital Goods Industry Group.  The capital goods industry group may be affected by fluctuations in the business cycle and by other factors affecting manufacturing demands. The capital goods industry group depends heavily on corporate spending. The capital goods industry group may perform well during times of economic expansion, and as economic conditions worsen, the demand for capital goods may decrease due to weakening demand, worsening business cash flows, tighter credit controls and deteriorating profitability. During times of economic volatility, corporate spending may fall and adversely affect the capital goods industry group. This industry group may also be affected by changes in interest rates, corporate tax rates and other government policies. Many capital goods are sold internationally and such companies are subject to market conditions in other countries and regions.
Risk of Investing in the Clean Energy Sub-Industry.  Many clean energy companies are involved in the development and commercialization of new technologies, which may be subject to delays resulting from budget constraints and technological difficulties. Clean energy companies may be highly dependent upon government subsidies and contracts with government entities, and may be negatively affected if such subsidies or contracts are unavailable. Clean energy companies may depend on the successful development of new and proprietary technologies. There can be no assurance that the development of new technologies will be successful or that intellectual property rights will be obtained with respect to new technologies. The loss or impairment of intellectual property rights may adversely affect the profitability of clean energy companies. In addition, seasonal weather conditions, fluctuations in supply of, and demand for, clean energy products, international political events, the success of project development and change in government regulatory policies may cause fluctuations in the performance of clean energy companies and the prices of their securities.
Risk of Investing in the Commercial and Professional Services Industry Group.  The success of commercial and professional service providers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, availability of qualified personnel and corporate demand. The commercial and professional services industry group depends heavily on corporate spending. Companies in the commercial and professional services industry group may be subject to severe competition, which may also have an adverse impact on their profitability.
Risk of Investing in the Consumer Discretionary Sector.  Companies engaged in the design, production or distribution of products or services for the consumer discretionary sector (including, without limitation, television and radio broadcasting, manufacturing, publishing, recording and musical instruments, motion pictures, photography, amusement and theme parks, gaming casinos, sporting goods and sports arenas, camping and recreational equipment, toys and games, apparel, travel-related services, automobiles, hotels and motels, and fast food and other restaurants) are subject to the risk that their products or services may become obsolete quickly. The success of these companies can depend heavily on disposable household income and consumer spending. During periods of an expanding economy, the consumer discretionary sector may outperform the consumer staples sector, but may underperform when economic conditions worsen. Moreover, the consumer discretionary sector can be significantly affected by several factors, including, without limitation, the performance of domestic and international economies, exchange rates, changing consumer preferences, demographics, marketing campaigns, cyclical revenue generation, consumer confidence, commodity price volatility, labor relations, interest rates, import and export controls, intense competition, technological developments and government regulation.
Risk of Investing in the Consumer Durables Industry Group.  The consumer durables industry group includes companies involved in the design, production, or distribution of household durables, leisure equipment and goods, textiles, luxury goods or apparel, each of which may be affected by changes in domestic and international economies, consumer confidence, disposable household income and spending, and consumer tastes and preferences. Companies in the consumer durables industry group face intense competition, which may have an adverse effect on their profitability. The success of companies in the consumer durables industry group may be strongly affected by social trends and marketing campaigns. Companies in the consumer durables industry group may be dependent on outside financing, which may be difficult to obtain. Many of these companies are dependent on third party suppliers and distribution systems. Consumer durables companies may be unable to protect their intellectual property rights or may be liable for infringing the intellectual property rights of others. In addition, goods in the consumer durables industry group may face the risk of rapid obsolescence.
Risk of Investing in the Consumer Goods Industry.  The consumer goods industry includes companies involved in the design, production or distribution of goods for consumers, including food, household, home, personal and office products, clothing and textiles. The success of the consumer goods industry is tied closely to the performance of the domestic and international economy, interest rates, exchange rates, competition, consumer confidence and consumer disposable income. The consumer goods industry may be strongly affected by trends, marketing campaigns and other factors affecting consumer demand. Governmental regulation affecting the use of various food additives may affect the profitability of certain companies in the consumer goods industry. Moreover, international events may affect food and beverage companies that derive a substantial portion of their net income from foreign countries. In addition, tobacco companies may be adversely affected by new laws, regulations and litigation. Many consumer goods may be marketed globally, and consumer goods companies may be affected by the demand and market conditions in other countries and regions. Companies in the consumer goods industry may be subject to severe competition, which may also have an adverse impact on their profitability. Changes in demographics and consumer preferences may affect the success of consumer products.
Risk of Investing in the Consumer Services Industry.  The success of consumer product manufacturers and retailers (including food and drug retailers, general retailers, media, and travel and leisure) is tied closely to the performance of the domestic and international economy, interest rates, exchange rates, competition and consumer confidence. The consumer services industry depends heavily on disposable household income and consumer spending. Companies in the consumer services industry may be subject to severe competition, which may also have an adverse impact on their profitability. Changes in demographics and consumer preferences may affect the success of consumer service providers.

Risk of Investing in the Consumer Staples Sector.  Companies in the consumer staples sector may be adversely affected by changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer staples sector may also be affected by changes in global economic, environmental and political events, economic conditions, the depletion of resources, and government regulation. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. In addition, tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Companies in the consumer staples sector also may be subject to risks pertaining to the supply of, demand for and prices of raw materials. The prices of raw materials fluctuate in response to a number of factors, including, without limitation, changes in government agricultural support programs, exchange rates, import and export controls, changes in international agricultural and trading policies, and seasonal and weather conditions. Companies in the consumer staples sector may be subject to severe competition, which may also have an adverse impact on their profitability.
Risk of Investing in the Energy Sector.  Companies in the energy sector are strongly affected by the levels and volatility of global energy prices, energy supply and demand, government regulations and policies, energy production and conservation efforts, technological change, and other factors that they cannot control. These companies may also lack resources and have limited business lines. Energy companies may have relatively high levels of debt and may be more likely to restructure their businesses if there are downturns in certain energy markets or in the global economy. If an energy company in a Fund's portfolio becomes distressed, a Fund could lose all or a substantial portion of its investment.
The energy sector is cyclical and is highly dependent on commodity prices; prices and supplies of energy may fluctuate significantly over short and long periods of time due to, among other things, national and international political changes, Organization of Petroleum Exporting Countries (“OPEC”) policies, changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, and the economy of the key energy-consuming countries. Commodity prices have recently been subject to increased volatility and declines, which may negatively affect companies in which a Fund invests.
Companies in the energy sector may be adversely affected by terrorism, natural disasters or other catastrophes. Companies in the energy sector are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims. Disruptions in the oil industry or shifts in fuel consumption may significantly impact companies in this sector. Significant oil and gas deposits are located in emerging markets countries where corruption and security may raise significant risks, in addition to the other risks of investing in emerging markets. Additionally, the Middle East, where many companies in the energy sector may operate, has historically and recently experienced widespread social unrest.
Companies in the energy sector may also be adversely affected by changes in exchange rates, interest rates, economic conditions, tax treatment, government regulation and intervention, negative perception, efforts at energy conservation and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Because a significant portion of revenues of companies in this sector is derived from a relatively small number of customers that are largely composed of governmental entities and utilities, governmental budget constraints may have a significant impact on the stock prices of companies in this sector. The energy sector is highly regulated. Entities operating in the energy sector are subject to significant regulation of nearly every aspect of their operations by federal, state and local governmental agencies. Such regulation can change rapidly or over time in both scope and intensity. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may materially adversely affect the financial performance of companies in the energy sector.
Risk of Investing in the Financials Sector.  Companies in the financials sector include regional and money center banks, securities brokerage firms, asset management companies, savings banks and thrift institutions, specialty finance companies (e.g., credit card, mortgage providers), insurance and insurance brokerage firms, consumer finance firms, financial conglomerates and foreign banking and financial companies.
Most financial companies are subject to extensive governmental regulation, which limits their activities and may affect their ability to earn a profit from a given line of business. Government regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by the regulation. Direct governmental intervention in the operations of financial companies and financial markets may materially and adversely affect the companies in which a Fund invests, including legislation in many countries that may increase government regulation, repatriation and other intervention. The impact of governmental intervention and legislative changes on any individual financial company or on the financials sector as a whole cannot be predicted. The valuation of financial companies has been and continues to be subject to unprecedented volatility and may be influenced by unpredictable factors, including interest rate risk and sovereign debt default. Certain financial businesses are subject to intense competitive pressures, including market share and price competition. Financial companies in foreign countries are subject to market specific and general regulatory and interest rate concerns. In particular, government regulation in certain foreign countries may include taxes and controls on interest rates, credit availability, minimum capital requirements, bans on short sales, limits on prices and restrictions on currency transfers. In addition, companies in the financials sector may be the targets of hacking and potential theft of proprietary or customer information or disruptions in service, which could have a material adverse effect on their businesses.
The profitability of banks, savings and loan associations and financial companies is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change; for instance, when interest rates go up, the value of securities issued by many types of companies in the financials sector generally goes down. In other words, financial companies may be adversely affected in certain market cycles, including, without limitation, during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and during periods of declining economic conditions, which may cause, among other things, credit losses due to financial difficulties of borrowers.
In addition, general economic conditions are important to the operations of these companies, and financial difficulties of borrowers may have an adverse effect on the profitability of financial companies. Financial companies can be highly dependent upon access to capital markets and any impediments to such access, such as adverse overall economic conditions or a negative perception in the capital markets of a financial company’s financial condition or prospects, could adversely affect its business. Deterioration of credit markets can have an adverse impact on a broad range of financial markets, causing certain financial companies to incur large losses. In these conditions, companies in the financials sector may experience significant declines in the valuation of their assets, take actions to raise capital and even cease operations. Some financial companies may also be required to accept or borrow significant amounts of capital from government sources and may face future government-imposed restrictions on their businesses or increased government intervention. In addition, there is no guarantee that governments will provide any such relief in the future. These actions may cause the securities of many companies in the financials sector to decline in value.
Risk of Investing in the Healthcare Sector.  Companies in the healthcare sector are often issuers whose profitability may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising or falling costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on patent protection and the actual or perceived safety and efficiency of their products.
Patents have a limited duration and, upon expiration, other companies may market substantially similar “generic” products that are typically sold at a lower price than the patented product, causing the original developer of the product to lose market share and/or reduce the price charged for the product, resulting in lower profits for the original developer. As a result, the expiration of patents may adversely affect the profitability of these companies.
In addition, because the products and services of many companies in the healthcare sector affect the health and well-being of many individuals, these companies are especially susceptible to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, resulting in increased development costs, delayed cost recovery and loss of competitive advantage to the extent that rival companies have developed competing products or procedures, adversely affecting the company’s revenues and profitability. In other words, delays in the regulatory approval process may diminish the opportunity for a company to profit from a new product or to bring a new product to market, which could have a material adverse effect on a company’s business. Healthcare companies may also be strongly affected by scientific biotechnology or technological developments and their products may quickly become obsolete. Also, many healthcare companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Changes in governmental policies or laws may span a wide range of topics, including cost control, national health insurance, incentives for compensation in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums, and promotion of prepaid healthcare plans.

Additionally, the expansion of facilities by healthcare-related providers may be subject to “determinations of need” by certain government authorities. This process not only generally increases the time and costs involved in these expansions, but also makes expansion plans uncertain, limiting the revenue and profitability growth potential of healthcare-related facilities operators and negatively affecting the prices of their securities. Moreover, in recent years both local and national governmental budgets have come under pressure to reduce spending and control healthcare costs, which could both adversely affect regulatory processes and public funding available for healthcare products, services and facilities.
Risk of Investing in the Home Construction Industry.  The home construction industry may be significantly affected by changes in government spending, zoning laws, economic conditions, interest rates, commodity prices, consumer confidence and spending, taxation, demographic patterns, real estate values, overbuilding, housing starts, and new and existing home sales. Rising interest rates, reductions in mortgage availability to consumers, increasing foreclosure rates or increases in the costs of owning a home could reduce the market for new homes and adversely affect the profitability of home construction companies. Different segments of the home construction industry can be significantly affected by environmental clean-up costs and catastrophic events such as earthquakes, hurricanes and terrorist acts. Home construction companies may lack diversification, due to ownership of a limited number of properties and concentration in a particular geographic region or property type.
Risk of Investing in the Industrials Sector.  The value of securities issued by companies in the industrials sector may be adversely affected by supply of and demand for both their specific products or services and for industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events and economic conditions affect the performance of companies in the industrials sector. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies, which are typically under pressure from efforts to control government budgets. Transportation stocks, a component of the industrials sector, are cyclical and can be significantly affected by economic changes, fuel prices, labor relations and insurance costs. Transportation companies in certain countries may also be subject to significant government regulation and oversight, which may adversely affect their businesses. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in the industrials sector can adversely affect the sector. Furthermore, companies in the industrials sector may be subject to liability for environmental damage, product liability claims, depletion of resources, and mandated expenditures for safety and pollution control.
Risk of Investing in the Information Technology Sector.  Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Finally, while all companies may be susceptible to network security breaches, certain companies in the information technology sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses. These risks are heightened for information technology companies in foreign markets.
Risk of Investing in the Infrastructure Industry.  Companies in the infrastructure industry may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the effects of economic slowdowns, increased competition from other providers of services, uncertainties concerning costs, the level of government spending on infrastructure projects, and other factors. Infrastructure companies may be adversely affected by commodity price volatility, changes in exchange rates, import controls, depletion of resources, technological developments, and labor relations. There is also the risk that corruption may negatively affect publicly funded infrastructure projects, especially in emerging markets, resulting in delays and cost overruns. Infrastructure issuers can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on U.S. and other government demand for their products.
Infrastructure companies in the oil and gas industry may be adversely affected by government regulation or world events in the regions where the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Infrastructure companies may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.
Operations Risk. The failure of an infrastructure company to carry adequate insurance or to operate its assets appropriately could lead to significant losses. Infrastructure may be adversely affected by environmental clean-up costs and catastrophic events such as earthquakes, hurricanes and terrorist acts.
Customer Risk. Infrastructure companies can be dependent upon a narrow customer base. Additionally, if these customers fail to pay their obligations, significant revenues could be lost and may not be replaceable.
Regulatory Risk. Infrastructure companies may be subject to significant regulation by various governmental authorities and also may be affected by regulation of rates charged to customers, service interruption due to environmental, operational or other events, the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.
Strategic Asset Risk. Infrastructure companies may control significant strategic assets (e.g., major pipelines or highways), which are assets that have a national or regional profile, and may have monopolistic characteristics. Given their national or regional profile or irreplaceable nature, strategic assets could generate additional risk not common in other industry sectors and they may be targeted for terrorist acts or adverse political actions.
Interest Rate Risk. Rising interest rates could result in higher costs of capital for infrastructure companies, which could negatively impact their ability to meet payment obligations.
Leverage Risk. Infrastructure companies can be highly leveraged, which increases investments risk and other risks normally associated with debt financing and could adversely affect an infrastructure company's operations and market value in periods of rising interest rates.
Inflation Risk. Many infrastructure companies may have fixed income streams. Consequently, their market values may decline in times of higher inflation. Additionally, the prices that an infrastructure company is able to charge users of its assets may be linked to inflation, whether by government regulation, contractual arrangement or other factors. In this case, changes in the rate of inflation may affect the company's profitability.
Transportation Risk. The stock prices of companies in the transportation industry group are affected by both supply and demand for their specific product. Government regulation, world events and economic conditions may affect the performance of companies in the transportation industry group.
Oil and Gas Risk. The profitability of oil and gas companies is related to worldwide energy prices, exploration, and production spending.
Utilities Risk. Utilities companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. The rates charged by regulated utility companies are subject to review and limitation by governmental regulatory commissions.
Risk of Investing in the Insurance Industry Group.  The insurance industry group is subject to extensive government regulation in some countries and can be significantly affected by changes in interest rates, general economic conditions, price and marketing competition, the imposition of premium rate caps or other changes in government regulation or tax law. Different segments of the insurance industry group can be significantly affected by mortality and morbidity rates, environmental clean-up costs and catastrophic events such as earthquakes, hurricanes and terrorist acts.
Risk of Investing in the Materials Sector.  Companies in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, and mandated expenditures for safety and pollution control, among other factors. Also, companies in the materials sector are at risk of liability for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns. These risks are heightened for companies in the materials sector located in foreign markets.
Risk of Investing in the Media Industry Group.  Companies in the media industry group may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology. Media companies are subject to risks that include cyclicality of revenues and earnings, a potential decrease in the discretionary income of targeted individuals, changing consumer tastes and interests, competition in the industry and the potential for increased state and federal regulation. Advertising spending is an important source of revenue for media companies. During economic downturns, advertising spending typically decreases and, as a result, media companies tend to generate less revenue.
Risk of Investing in the Medical Equipment Industry Group.  Many companies in the medical equipment industry group are heavily dependent on patent protection, and the expiration of patents may adversely affect the profitability of these companies. Companies in the medical equipment industry group may be subject to extensive litigation based on product liability and similar claims as well as competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. The profitability of some medical equipment companies may be dependent on a relatively limited number of products. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the medical equipment industry group are subject to regulatory approvals, and the process of obtaining such approvals is long and costly.
Risk of Investing in the Natural Resources Industry.  The profitability of companies in the natural resources industry can be affected by worldwide energy prices, limits on exploration, and production spending. Companies in the natural resources industry are affected by government regulation, world events and economic conditions. Companies in the natural resources industry are at risk for environmental damage claims. Companies in the natural resources industry could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls and increased competition. Companies in the natural resources industry may be adversely affected by depletion of natural resources, technological developments, and labor relations.
Risk of Investing in the Oil and Gas Industry.  Companies in the oil and gas industry are strongly affected by the levels and volatility of global energy prices, oil and gas supply and demand, government regulations and policies, oil and gas production and conservation efforts and technological change. The oil and gas industry is cyclical and from time to time may experience a shortage of drilling rigs, equipment, supplies or qualified personnel, or due to significant demand, such services may not be available on commercially reasonable terms. Prices and supplies of oil and gas may fluctuate significantly over short and long periods of time due to national and international political changes, OPEC policies, changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, and the economies of key energy-consuming countries. Disruptions in the oil sub-industry or shifts in energy consumption may significantly impact companies in this industry. For instance, significant oil and gas deposits are located in emerging market countries where corruption and security may raise significant risks, in addition to the other risks of investing in emerging markets. In addition, the Middle East, where many companies in the oil and gas industry may operate, has recently experienced widespread social unrest. Oil and gas companies operate in a highly competitive industry, with intense price competition. A significant portion of their revenues may depend on a relatively small number of customers, including governmental entities and utilities.
Risk of Investing in the Oil Equipment and Services Sub-Industry.  The profitability of companies in the oil equipment and services sub-industry is related to worldwide energy prices, exploration, and production spending. Companies in the oil equipment and services sub-industry may be adversely affected by natural disasters or other catastrophes. Companies in the oil equipment and services sub-industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil equipment and services sub-industry may be adversely affected by changes in exchange rates, interest rates, economic conditions, tax treatment, imposition of import controls and increased competition. Companies in the oil equipment and services sub-industry may be adversely affected by oil deposits, technological developments and labor relations. Companies in the oil equipment and services sub-industry may be adversely affected by government regulation and intervention, negative perception and world events in the regions that the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Companies in the oil equipment and services sub-industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.
Risk of Investing in the Pharmaceuticals Industry.  Companies in the pharmaceuticals industry are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. The profitability of some companies in the pharmaceuticals industry may be dependent on a relatively limited number of products. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the pharmaceuticals industry are subject to government approvals, regulation and reimbursement rates. The process of obtaining government approvals may be long and costly. Many companies in the pharmaceuticals industry are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Companies in the pharmaceutical industry may be subject to extensive litigation based on product liability and similar claims.
Risk of Investing in the Producer Durables Industry Group.  The producer durables industry group includes companies involved in the design, manufacture or distribution of industrial durables such as electrical equipment and components, industrial products, and housing and telecommunications equipment. These companies may be affected by changes in domestic and international economies and politics, consolidation, and excess capacity. Companies in the producer durables industry group face intense competition, which may have an adverse effect on their profitability. The success of companies in the producer durables industry group may be strongly affected by changes in consumer demands, spending, tastes and preferences. Companies in the producer durables industry group may be dependent on outside financing, which may be difficult to obtain. Producer durables companies may be unable to protect their intellectual property rights or may be liable for infringing the intellectual property rights of others. In addition, these companies may be significantly affected by other factors such as economic cycles, rapid technical obsolescence, government regulations, labor relations, delays in modernization, and overall capital spending levels.
Risk of Investing in the Real Estate Industry Group.  Companies in the real estate industry group include companies that invest in real estate, such as a REIT or a real estate holding company (collectively, “Real Estate Companies”). Investing in Real Estate Companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Companies are organized and operated. The real estate industry is highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding. Investing in Real Estate Companies involves various risks. Some risks that are specific to Real Estate Companies are discussed in greater detail below.
Interest Rate Risk. Rising interest rates could result in higher costs of capital for Real Estate Companies, which could negatively impact a Real Estate Company’s ability to meet its payment obligations.
Leverage Risk. Real Estate Companies may use leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a Real Estate Company’s operations and market value in periods of rising interest rates. Real Estate Companies are also exposed to the risks normally associated with debt financing. Financial covenants related to a Real Estate Company’s leverage may affect the ability of the Real Estate Company to operate effectively. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of a Real Estate Company to make payments of any interest and principal on its debt securities will be adversely affected.
Property Risk. Real Estate Companies may be subject to risks relating to functional obsolescence or reduced desirability of properties; extended vacancies due to economic conditions and tenant bankruptcies; catastrophic events such as earthquakes, hurricanes and terrorist acts; and casualty or condemnation losses. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values, or increasing vacancies or declining rents resulting from legal, cultural, technological, global or local economic developments.
Management Risk. Real Estate Companies are dependent upon management skills and may have limited financial resources. Real Estate Companies are generally not diversified and may be subject to heavy cash flow dependency, default by borrowers and voluntary liquidation. In addition, transactions between Real Estate Companies and their affiliates may be subject to conflicts of interest, which may adversely affect a Real Estate Company’s shareholders. A Real Estate Company may also have joint venture investments in certain of its properties and, consequently, its ability to control decisions relating to such properties may be limited.
Liquidity Risk. Investing in Real Estate Companies may involve risks similar to those associated with investing in small-capitalization companies. Real Estate Company securities, like the securities of small-capitalization companies, may be more volatile than, and perform differently from, shares of large-capitalization companies. There may be less trading in Real Estate Company shares, which means that buy and sell transactions in those shares could have a magnified impact on share price, resulting in abrupt or erratic price fluctuations. In addition, real estate is relatively illiquid and, therefore, a Real Estate Company may have a limited ability to vary or liquidate properties in response to changes in economic or other conditions.
Concentration Risk. Real Estate Companies may own a limited number of properties and concentrate their investments in a particular geographic region or property type.
U.S. Tax Risk. Certain U.S. Real Estate Companies are subject to special U.S. federal tax requirements. A REIT that fails to comply with such tax requirements may be subject to U.S. federal income taxation, which may affect the value of the REIT and the characterization of the REIT’s distributions. The U.S. federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures.
Regulatory Risk. Real estate income and values may be adversely affected by such factors as applicable domestic and foreign laws (including tax laws). Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate.
Risk of Investing in the Retail Industry Group.  The retail industry group may be affected by changes in domestic and international economies, consumer confidence, disposable household income and spending, and consumer tastes and preferences. Companies in the retail industry group face intense competition, which may have an adverse effect on their profitability. The success of companies in the retail industry group may be strongly affected by social trends, marketing campaigns and public perceptions. Companies in the retail industry group may be dependent on outside financing, which may be difficult to obtain. Many of these companies are dependent on third party suppliers and distribution systems. Retail companies may be unable to protect their intellectual property rights or may be liable for infringing the intellectual property rights of others.
Risk of Investing in the Technology Sector.  Technology companies are characterized by periodic new product introductions, innovations and evolving industry standards, and, as a result, face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Companies in the technology sector are often smaller and less experienced companies and may be subject to greater risks than larger companies; these risks may be heightened for technology companies in foreign markets. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, changes in consumer and business purchasing patterns, unpredictable changes in growth rates and competition for the services of qualified personnel. In addition, a rising interest rate environment tends to negatively affect companies in the technology sector because, in such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. The technology sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors. Finally, while all companies may be susceptible to network security breaches, certain companies in the technology sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
Risk of Investing in the Telecommunications Sector.  The telecommunications sector of a country’s economy is often subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new regulatory requirements may negatively affect the business of telecommunications companies. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. Companies in the telecommunications sector may experience distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in developing new products and services using new technology. Technological innovations may make the products and services of certain telecommunications companies obsolete. Finally, while all companies may be susceptible to network security breaches, certain companies in the telecommunications sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
Risk of Investing in the Timber and Forestry Industry.  The market value of timber and forestry companies may be negatively affected by events occurring in nature and by international and local politics. Natural disasters such as wild fires, volcanic eruptions, flooding, and severe weather conditions may affect the output of timber and timber-related products, and demand for timber and timber-related products in the U.S. and internationally may decrease due to new or changed tariffs, quotas or trade agreements. Rising interest rates or unfavorable economic conditions could also negatively affect the prices of or demand for timber and timber-related products.
Risk of Investing in the Transportation Industry Group.  Issuers in the transportation industry group can be significantly affected by economic changes, fuel prices, labor relations, technology developments, exchange rates, industry competition, and insurance costs. Transportation companies in certain countries may also be subject to significant government regulation and oversight, which may adversely affect their businesses. Other risk factors that may affect transportation companies include the risk of increases in fuel and other operating costs and the effects of regulatory changes or other government decisions. Companies in the transportation industry group may be adversely affected by adverse weather, acts of terrorism or catastrophic events, such as air accidents, train crashes or tunnel fires. Companies in the transportation industry group may also be subject to the risk of widespread disruption of technology systems and increasing equipment and operational costs.
Risk of Investing in the Utilities Sector.  The utilities sector may be adversely affected by changing commodity prices, government regulation stipulating rates charged by utilities, increased tariffs, changes in tax laws, interest rate fluctuations and changes in the cost of providing specific utility services. The utilities industry is also subject to potential terrorist attacks, natural disasters and severe weather conditions, as well as regulatory and operational burdens associated with the operation and maintenance of nuclear facilities. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. In certain countries, regulatory authorities may also restrict a company’s access to new markets, thereby diminishing the company’s long-term prospects.
There are substantial differences among the regulatory practices and policies of various jurisdictions, and any regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases. Additionally, existing and possible future regulatory legislation may make it even more difficult for utilities to obtain adequate relief. Certain of the issuers of securities held in a Fund's portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of nuclear power plants. Prolonged changes in climate conditions can also have a significant impact on both the revenues of an electric and gas utility as well as the expenses of a utility, particularly a hydro-based electric utility.
The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Rate changes may occur only after a prolonged approval period or may not occur at all, which could adversely affect utility companies when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. As a result, some companies may be forced to defend their core business and may be less profitable. Deregulation may also permit a utility company to expand outside of its traditional lines of business and engage in riskier ventures.
Proxy Voting Policy
The Board has delegated the voting of proxies for each Fund’s securities to BFA pursuant to BFA’s proxy voting guidelines and procedures (the “BlackRock Proxy Voting Guidelines”). Under the BlackRock Proxy Voting Guidelines, BFA will vote proxies related to Fund securities in the best interests of a Fund and its shareholders. From time to time, a vote may present a conflict between the interests of a Fund’s shareholders, on the one hand, and those of BFA, or any affiliated person of a Fund or BFA, on the other. BFA maintains policies and procedures that are designed to prevent undue influence on BFA’s proxy voting activity that might stem from any relationship between the issuer of a proxy (or any dissident shareholder) and BFA, BFA’s affiliates, a Fund or a Fund’s affiliates. Most conflicts are managed through a structural separation of BFA’s Corporate Governance Group from BFA’s employees with sales and client responsibilities. In addition, BFA maintains procedures to ensure that all engagements with corporate issuers or dissident shareholders are managed consistently and without regard to BFA’s relationship with the issuer of the proxy or the dissident shareholder. In certain instances, BFA may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law. Copies of both the Funds' Proxy Voting Policy and the BlackRock Proxy Voting Guidelines are attached as Appendix A.
Information with respect to how BFA voted proxies relating to the Funds' portfolio securities during the 12-month period ended June 30 is available: (i) without charge, upon request, by calling 1-800-iShares (1-800-474-2737) or through the Funds' website at www.iShares.com; and (ii) on the SEC’s website at www.sec.gov.
Portfolio Holdings Information
The Board has adopted a policy regarding the disclosure of the Funds' portfolio holdings information that requires that such information be disclosed in a manner that: (i) is consistent with applicable legal requirements and in the best interests of each Fund’s respective shareholders; (ii) does not put the interests of BFA, the Distributor or any affiliated person of BFA or the Distributor, above those of Fund shareholders; (iii) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders, except to the extent that certain Entities (as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units, as discussed below, and certain information may be provided to personnel of BFA and its affiliates who manage funds that invest a significant percentage of their assets in shares of the Fund for the purpose of facilitating risk management and hedging activities; and (iv) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect. The “Entities” referred to in sub-section (iii) above are generally limited to National Securities Clearing Corporation (“NSCC”) members, subscribers to various fee-based subscription services, large institutional investors (known as “Authorized Participants”) that have been authorized by the Distributor to purchase and redeem large blocks of shares pursuant to legal requirements and market makers and other institutional market participants and entities that provide information or transactional services.
Each business day, each Fund's portfolio holdings information is provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including market makers and Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Funds in the secondary market or evaluating such potential transactions. This information typically reflects each Fund’s anticipated holdings on the following business day.
Daily access to information concerning the Funds' portfolio holdings is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management; and (ii) to other personnel of the Funds' investment adviser (and Sub-Adviser), the Distributor and their affiliates, and the administrator, custodian and fund accountant who deal directly with, or assist in, functions related to investment management, distribution, administration, custody, securities lending and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with federal securities laws and regulations thereunder. In addition, each Fund discloses its fixed income and/or equity portfolio holdings daily at www.iShares.com. More information about this disclosure is available at www.iShares.com.
Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide services to the Funds in the ordinary course of business after it has been disseminated to the NSCC. From time to time, information concerning portfolio holdings other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may be provided to other entities that provide services to the Funds, including rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information.
Each Fund discloses its complete portfolio holdings schedule in public filings with the SEC within 70 days of the end of the second and fourth fiscal quarters and within 60 days of the end of the first and third fiscal quarters and will provide such information to shareholders as required by federal securities laws and regulations thereunder. A Fund may, however, voluntarily disclose all or part of its portfolio holdings other than in connection with the creation/redemption process, as discussed above, in advance of required filings with the SEC, provided that such information is made generally available to all shareholders and other interested parties in a manner that is consistent with the above policy for disclosure of portfolio holdings information. Such information may be made available through a publicly-available website or other means that make the information available to all likely interested parties contemporaneously.
The Trust's Chief Compliance Officer or his delegate may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures, subject to restrictions on selective disclosure imposed by applicable law.
The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.
Construction and Maintenance of the Underlying Indexes
Descriptions of the Underlying Indexes are provided below.
The Dow Jones Indexes
Component Selection Criteria. Securities of companies listed on a major U.S. exchange (such as the New York Stock Exchange, Inc. (“NYSE”), the NYSE MKT Equities or the NASDAQ) are considered for inclusion in the Underlying Indexes, with the following general rules and exceptions. Foreign issues, including ADRs and GDRs, non-common equity issues such as preferred stocks, convertible notes, warrants, rights, closed-end funds, trust receipts, limited liabilities companies, royalty trusts, units, limited partnerships, over-the-counter bulletin boards and pink sheet stocks generally are not eligible for inclusion in the indexes.
Issue Changes. Each Underlying Index is reviewed and rebalanced quarterly to maintain accurate representation of the market segment represented by the Underlying Index. Securities that are removed from an Index between reconstitution dates are not replaced.
Index Maintenance. Maintaining the Underlying Indexes includes monitoring and completing the adjustments for additions and deletions to each Underlying Index, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs. Generally (other than with respect to the Dow Jones Select Sector and Subsector Indexes (as defined below)) each component security in an Underlying Index is limited to a maximum market capitalization of 25% of the index weight, and sum of the weights of all component securities greater than 5% of the index is limited to 50% of the index total. If components fail either rule, their market capitalization will be reduced to meet the set guidelines.
Weighting. The component stocks are weighted according to the total value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market value, which is the share price multiplied by the number of shares outstanding. Each Underlying Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. Each of the Underlying Indexes (except the Dow Jones Select Sectors Indexes) as described below, is a free-float adjusted market capitalization-weighted index, so the impact of a component’s price change is proportional to the component’s free-float adjusted market value, which is the share price multiplied by the number of float-adjusted shares outstanding. S&P Dow Jones Indices LLC (“SPDJI”) defines the free-float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. In practice, limitations on free-float available to investors include: cross ownership (shares that are owned by other companies), ownership by governments (central or municipal) or their agencies, certain substantial levels of private ownership (by individuals, families or charitable trusts and foundations), and restricted shares. Under SPDJI's free-float adjustment methodology, a company’s outstanding shares are adjusted if, and only if, an entity in any of the four qualified categories listed above owns 5% or more of the company. The company’s shares will not be adjusted if the block ownership is less than 5%. A constituent’s inclusion factor is equal to its estimated percentage of free-float shares outstanding. For example, a constituent security with a free-float of 67% will be included in the index at 67% of its market capitalization. However, a company’s outstanding shares are not adjusted by institutional investors’ holdings, which include, but are not limited to, the following categories: custodian nominees, trustee companies, mutual funds (open-end and closed-end funds), and other investment companies.
Index Availability. The Underlying Indexes are calculated continuously and are available from major data vendors.
Component Selection Criteria Applicable to Dow Jones Subsector Indexes. The following indexes are collectively referred to herein as the “Dow Jones Select Sectors and Subsector Indexes”: Dow Jones U.S. Real Estate Index, Dow Jones U.S. Select Aerospace & Defense Index, Dow Jones U.S. Select Health Care Providers Index, Dow Jones U.S. Select Home Construction Index, Dow Jones U.S. Select Insurance Index, Dow Jones U.S. Select Investment Services Index, Dow Jones U.S. Select Medical Equipment Index, Dow Jones U.S. Select Oil Equipment & Services Index, Dow Jones U.S. Select Oil Exploration & Production Index, Dow Jones U.S. Select Pharmaceuticals Index, Dow Jones U.S. Select Regional Banks Index and Dow Jones U.S. Select Telecommunications Index. On a quarterly basis, SPDJI conducts reviews of the float-adjusted market capitalizations and weightings of the securities in each Dow Jones Subsector Index. Other than the Dow Jones U.S. Select Home Construction Index, the Dow Jones U.S. Select Regional Banks Index and the Dow Jones U.S. Select Telecommunications Index, on the last business day of the month prior to the quarterly review, a security must have a $500 million float-adjusted market capitalization to be added to a Dow Jones Select Sectors Index; securities with a float-adjusted market capitalization below $250 million will be removed from the applicable Dow Jones Select Sectors Index.
For the Dow Jones U.S. Select Home Construction Index and the Dow Jones U.S. Select Telecommunications Index, on the last business day of the month prior to the quarterly review, a security must have a $500 million float-adjusted market capitalization to be added to a Dow Jones Select Sectors Index; securities with a float-adjusted market capitalization below $100 million will be removed from the applicable Dow Jones Select Sectors Index.
For the Dow Jones U.S. Select Regional Banks Index, index composition is reconstituted annually as part of the June rebalancing. However, if a constituent is deleted from the Dow Jones U.S. Banks Index (i.e. the index selection universe) during a quarterly rebalancing, it is also deleted from the Dow Jones U.S. Select Regional Banks Index at that quarter’s rebalancing. A company is excluded from the Dow Jones U.S. Select Regional Banks Index if its three-year average total assets account for more than 5% of the three-year average total assets of the index selection universe. Any company that failed this asset screen during the previous annual reconstitution and that accounts for at least 4% of the selection universe’s three-year average total assets at the next review will continue to be excluded from the index.
After the close of trading on the NYSE on the second Friday in March, June, September and December, each Dow Jones Subsector Index’s composition is adjusted to meet the following concentration limits:
•	No single Underlying Index component may have a weight greater than 25% of the Dow Jones Select Sectors Indexes.
•	The sum of the weights of the Index components that are individually greater than 5% may not be greater than 45% of the Dow Jones Select Sectors Indexes.
•	The sum of the weights of the five largest Index components may not be greater than 65% of the Dow Jones Select Sectors Indexes.
Dow Jones U.S. Real Estate Index
Number of Components: approximately [___]
Index Description. The Dow Jones U.S. Real Estate Index is a subset of the Dow Jones U.S. Index. The Underlying Index includes only companies in the real estate sector of the Dow Jones U.S. Index.
Dow Jones U.S. Select Aerospace & Defense Index
Number of Components: approximately [___]
Index Description. The constituents in the Dow Jones U.S. Select Aerospace & Defense Index are classified as aerospace and defense companies within the Dow Jones U.S. Broad Stock Market Index.
Dow Jones U.S. Select Health Care Providers Index
Number of Components: approximately [___]
Index Description. The constituents in the Dow Jones U.S. Select Health Care Providers Index are classified as healthcare provider companies within the Dow Jones U.S. Broad Stock Market Index.

Dow Jones U.S. Select Home Construction Index
Number of Components: approximately [___]
Index Description. The Dow Jones U.S. Select Home Construction Index measures the performance of constructors of residential homes, including manufacturers of mobile and prefabricated homes intended for use in one place; manufacturers and distributors of furniture, including chairs, tables, desks, carpeting, and wallpaper; retailers and wholesalers concentrating on the sale of home improvement products, including garden equipment, carpets, wallpaper, paint, home furniture, blinds and curtains, and building materials; producers of materials used in the construction and refurbishment of buildings and structures, including cement and other aggregates, wooden beams and frames, paint, glass, roofing and flooring materials other than carpets. Companies that derive a majority of their revenue from manufacturing and distributing office furniture are not eligible for inclusion. Companies classified as furnishings, home improvement retailers and building materials and fixtures are restricted to an aggregate maximum weight of 40% of the index.
Dow Jones U.S. Select Insurance Index
Number of Components: approximately [___]
Index Description. The constituents in the Dow Jones U.S. Select Insurance Index are classified as insurance companies within the Dow Jones U.S. Broad Stock Market Index.
Dow Jones U.S. Select Investment Services Index
Number of Components: approximately [___]
Index Description. The constituents in the Dow Jones U.S. Select Investment Services Index are classified as investment services companies within the Dow Jones U.S. Broad Stock Market Index.
Dow Jones U.S. Select Medical Equipment Index
Number of Components: approximately [___]
Index Description. The constituents in the Dow Jones U.S. Select Medical Equipment Index are classified as medical equipment companies within the Dow Jones U.S. Broad Stock Market Index.
Dow Jones U.S. Select Oil Equipment & Services Index
Number of Components: approximately [___]
Index Description. The constituents in the Dow Jones U.S. Select Oil Equipment & Services Index are classified as oil equipment and services companies within the Dow Jones U.S. Broad Stock Market Index.
Dow Jones U.S. Select Oil Exploration & Production Index
Number of Components: approximately [___]
Index Description. The constituents in the Dow Jones U.S. Select Oil Exploration & Production Index are classified as oil exploration and production companies within the Dow Jones U.S. Broad Stock Market Index.
Dow Jones U.S. Select Pharmaceuticals Index
Number of Components: approximately [___]
Index Description. The constituents in the Dow Jones U.S. Select Pharmaceuticals Index are classified as pharmaceutical companies within the Dow Jones U.S. Broad Stock Market Index.
Dow Jones U.S. Select Regional Banks Index
Number of Components: approximately [___]
Index Description. The constituents in the Dow Jones U.S. Select Regional Banks Index are classified as regional bank companies within the Dow Jones U.S. Broad Stock Market Index.
Dow Jones U.S. Select Telecommunications Index
Number of Components: approximately [___]

Index Description. The constituents in the Dow Jones U.S. Select Telecommunications Index are classified as telecommunication companies within the Dow Jones U.S. Broad Stock Market Index.
Additional Information. The Dow Jones U.S. Real Estate Index, the Dow Jones U.S. Select Aerospace & Defense Index, the Dow Jones U.S. Select Health Care Providers Index, the Dow Jones U.S. Select Home Construction Index, the Dow Jones U.S. Select Insurance Index, the Dow Jones U.S. Select Investment Services Index, the Dow Jones U.S. Select Medical Equipment Index, the Dow Jones U.S. Select Oil Equipment & Services Index, the Dow Jones U.S. Select Oil Exploration & Production Index, the Dow Jones U.S. Select Pharmaceuticals Index, the Dow Jones U.S. Select Regional Banks Index and the Dow Jones U.S. Select Telecommunications Index (collectively, the “Dow Jones Indexes”) are products of SPDJI, and have been licensed for use by BFA or its affiliates. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by BFA and its affiliates. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, SPFS or their respective affiliates or third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Dow Jones Indexes.
The FTSE NAREIT Indexes
Component Selection Criteria. The FTSE NAREIT U.S. Real Estate Indexes (“FTSE NAREIT Indexes”) are primarily rule-based, but are also monitored by the FTSE NAREIT Index Advisory Committee. All tax-qualified REITs that are listed on the NYSE, the NYSE Amex Equities or the NASDAQ are eligible for inclusion in the FTSE NAREIT Indexes. Potential constituents for the FTSE NAREIT All Mortgage Capped Index and the FTSE NAREIT All Residential Capped Index are determined by sector classifications of constituents in the FTSE NAREIT Composite Index. The FTSE NAREIT Indexes are reviewed for changes in free-float on a quarterly basis in March, June, September and December for companies which do not qualify for fast entry, but which meet the criteria for eligible securities set out in the index rules. Meetings to review the constituents will be held on the Thursday following the first Friday of March, June, September and December. The review is based on data at the close of business on the last trading day of February, May, August and November. The FTSE NAREIT Index Advisory Committee meets quarterly, in March, June, September and December or more frequently, if required.
When calculating index component weights, component companies’ shares are adjusted for available free-float. In general, shares held by governments, corporations, strategic partners, or other control groups are excluded from a constituent company’s outstanding shares.
Index Maintenance. FTSE is responsible for the daily operation of the FTSE NAREIT Indexes. FTSE will maintain records of the market capitalization of all constituents, and will make changes to the constituents and their weightings in accordance with index rules. FTSE will also carry out the periodic company reviews of the FTSE NAREIT Indexes and implement the resulting constituent changes as required by index rules.
Issue Changes. New issues of companies that do not qualify for “Fast Entry” but meet the criteria for eligible securities and have been listed for over 20 business trading days will be eligible for inclusion in the FTSE NAREIT Indexes. The data will be compiled as of the close of business on the last business day in February, May, August and November. The changes will be effective after the close of business on the third Friday in March, June, September and December.
If a constituent is delisted, or ceases to have a firm quotation, or is subject to a takeover offer which has been declared wholly unconditional, it will be removed from the indexes of which it is a constituent.
Index Availability. The FTSE NAREIT Indexes are calculated continuously during normal trading hours of the NASDAQ, NYSE Amex Equities and NYSE, and are closed on U.S. holidays.
Exchange Rates and Pricing. The prices used to calculate the FTSE NAREIT Indexes are the Reuters daily closing prices or those figures accepted as such. FTSE NAREIT reserves the right to use an alternative pricing source on any given day. For end-of-day alternative currency calculations, FTSE NAREIT uses the WM/Reuters Closing Spot Rates.
FTSE NAREIT All Mortgage Capped Index
Number of Components: approximately [___]

Index Description. The FTSE NAREIT All Mortgage Capped Index is a free float-adjusted market capitalization weighted index that measures the performance of the residential and commercial mortgage real estate, mortgage finance and savings associations sectors of the U.S. equity market. The FTSE NAREIT All Mortgage Capped Index generally measures the performance of the residential and commercial mortgage real estate sector and generally invests all of its assets in REITs. If the number of constituents in the FTSE NAREIT All Mortgage Capped Index would otherwise fall below 20, FTSE will consider companies from the mortgage finance and savings associations sectors for inclusion in the FTSE NAREIT All Mortgage Capped Index and each company in the mortgage finance and savings associations sector will be capped at 3%, and in aggregate not exceed 30%. FTSE caps the weight of the constituent securities in the Underlying Index.
FTSE NAREIT All Residential Capped Index
Number of Components: approximately [___]
Index Description. The FTSE NAREIT All Residential Capped Index is a free float-adjusted market capitalization weighted index that measures the performance of the residential, healthcare and self-storage real estate sectors of the U.S. equity market. FTSE caps the weight of the constituent securities in the Underlying Index.
JPX-Nikkei Index 400
Number of Components: approximately [___]
Index Description. The JPX-Nikkei Index 400 was jointly developed by Japan Exchange Group, Inc. and Tokyo Stock Exchange, Inc. (“TSE”) (collectively referred to as the “JPX Group”) and Nikkei Inc. (“Nikkei”). The JPX-Nikkei Index 400 is constructed based on market capitalization adjusted by free-float weight. Free-float weight is the percentage of listed shares deemed to be available for trading in the market. As a general matter, shares held by the top 10 major shareholders, treasury and other similar shares, shares held by board members and other representatives, and other shares deemed by the JPX Group and Nikkei to be unavailable for trading in the market are considered to be non-free float shares.
Eligibility. Underlying Index eligibility is limited to (i) common stocks traded primarily on the TSE, including the First Section, Second Section, Mothers and JASDAQ Securities Exchange (“JASDAQ”) (in principle) and (ii) TSE First Section, TSE Second Section, Mothers or JASDAQ-listed securities other than common stocks that are regarded by the JPX Group and Nikkei as equivalent to common stocks in each case if their inclusion is deemed to be particularly necessary- as determined by the JPX Group and Nikkei.
Index Maintenance and Issue Changes. The constituents are reviewed annually at the end of August. Selection as particularly necessary is based on: (i) trading value over the past three years, (ii) market value on the selection base date (the end of June), (iii) scoring by stock by three-year average returns on equity, cumulative operating profit and market value on the selection base date using specified weightings and (iv) qualitative factors tied to corporate governance and disclosure. The JPX Group and Nikkei have indicated that securities will be dropped from the Underlying Index during the year if they are delisted or are the subject of a merger or bankruptcy and that new securities will not be added to replace dropped securities until the annual review. As a result, at different points throughout the calendar year, the Underlying Index may have less than 400 components.
Index Availability. Information regarding adjustments to the Underlying Index and other related data is available through TMI service provided by TSE.
NASDAQ Biotechnology Index®
Number of Components: approximately [___]
Index Description. The NASDAQ Biotechnology Index is designed to track the performance of a set of securities listed on The NASDAQ Stock Market® (NASDAQ®) that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark (ICB) and that also meet other eligibility criteria determined by The NASDAQ OMX Group, Inc. (“NASDAQ OMX”). The NASDAQ Biotechnology Index is a modified market capitalization-weighted index.
Eligibility. Underlying Index eligibility is limited to common stocks, ordinary shares, ADRs, and shares of beneficial interest or limited partnership interests that are listed on NASDAQ. Companies must also meet certain minimum market capitalization, liquidity, and other criteria to be eligible for inclusion in the Underlying Index.

Index Maintenance and Issue Changes. Index securities are evaluated annually in December. Generally, the list of additions and deletions is publicly announced via a press release in the early part of December. Security additions and deletions are made effective after the close of trading on the third Friday in December. Moreover, if at any time during the year other than the evaluation, an index security no longer meets the eligibility criteria, or is otherwise determined to have become ineligible for continued inclusion in the Underlying Index, the security is removed from the Underlying Index and will not be replaced.
Quarterly Index Rebalancing. The Underlying Index employs a modified market capitalization-weighting methodology. At each quarter, the Index is rebalanced such that the maximum weight of any index security does not exceed 8% and no more than 5 securities are at that cap. The excess weight of any capped security is distributed proportionally across the remaining index securities. If after redistribution, any of the 5 highest ranked index securities are weighted below 8%, these securities are not capped. Next, any remaining index securities in excess of 4% are capped at 4% and the excess weight is redistributed proportionally across the remaining index securities. The process is repeated, if necessary, to derive the final weights.
The modified market capitalization-weighting methodology is applied to the capitalization of each index security using the last sale price of the security at the close of trading on the last trading day in February, May, August and November and after applying quarterly changes to the total shares outstanding. The changes are effective after trading on the third Friday in March, June, September and December.
NASDAQ OMX may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Underlying Index integrity.
The PHLX Semiconductor Sector Index
Number of Components: approximately [___]
Index Description. The PHLX Semiconductor Sector Index is designed to track the performance of U.S.-traded securities of a set of companies engaged in the design, distribution, manufacture and sale of semiconductors.
Index Calculation. The Underlying Index is a modified capitalization-weighted index. The value of the Underlying Index equals the aggregate value of the Underlying Index share weights, also known as the Index Shares, of each of the Underlying Index securities multiplied by each such security’s Last Sale Price1, and divided by the divisor of the Underlying Index. The divisor serves the purpose of scaling such aggregate index value to a lower order of magnitude which is more desirable for reporting purposes. The Underlying Index began on December 1, 1993 at a base value of 100.00, as adjusted.
The formula for index value is as follows:
•	Aggregate Adjusted Market Value/Divisor
The formula for the divisor is as follows:
•	(Market Value after Adjustments/Market Value before Adjustments) X Divisor before Adjustments
Two versions of the Underlying Index are calculated – a price return index and a total return index.
The price return index (NASDAQ: SOX) is ordinarily calculated without regard to cash dividends on Underlying Index securities.
The total return index (NASDAQ: XSOX) reinvests cash dividends on the ex-date.
Both Indexes reflect extraordinary cash distributions. The total return index was synchronized to the value of the price return index at the close on December 22, 2009.
The Underlying Index is calculated during the trading day and is disseminated once per second from 09:30:01 to 17:16:00 ET. The closing value of the Underlying Index may change up until 17:15:00 ET due to corrections to the Last Sale Price of the Underlying Index securities. If trading in an Underlying Index security is halted on its primary listing market, the most recent Last Sale Price is used for all index computations until trading on such market resumes. Likewise, the most recent Last Sale Price is used if trading in a security is halted on its primary listing market before the market is open.

Initial Security Eligibility Criteria. Index eligibility is limited to specific security types only. The security types eligible for the Underlying Index include common stocks, ordinary shares, ADRs, shares of beneficial interest or limited partnership interests.
To be eligible for inclusion in the Underlying Index, a security must meet the following criteria:
•	a security must be listed on The NASDAQ Stock Market® (NASDAQ®), the NYSE, or NYSE MKT;
•	the issuer of the security must be classified as a company whose primary business is involved in the design, distribution, manufacture, and sale of semiconductors under the Industry Classification Benchmark[2] code 9576;
•	one security per issuer is permitted. If an issuer has multiple securities, the security with the largest market capitalization will be selected for possible inclusion in the Underlying Index;
•	the security must have a minimum market capitalization of at least $100 million;
•	the security must have traded at least 1.5 million shares in each of the last six months;
•	the security must have listed options on a recognized options market in the U.S. or be eligible for listed-options trading on a recognized options market in the U.S.;
•	the security may not be issued by an issuer currently in bankruptcy proceedings;
•	the issuer of the security may not have entered into a definitive agreement or other arrangement which would likely result in the security no longer being Index eligible;
•	the issuer of the security may not have annual financial statements with an audit opinion that is currently withdrawn;
•	the issuer of the security must have been “seasoned” on a recognized market for at least 3 months; and
•	one security per issuer is permitted. If an issuer has multiple securities, the security with the largest market capitalization will be selected for possible inclusion in the Index.
Index Evaluation. The Underlying Index securities are evaluated annually in September. The above Eligibility Criteria are applied using market data as of the end of July. Securities meeting the Criteria are then ranked by market capitalization. The top 30 securities by market capitalization are included in the Underlying Index. Security additions and deletions are made effective after the close of trading on the third Friday in September.
Additionally, if at any time during the year other than during the ranking review, an Underlying Index security is determined to have become ineligible for continued inclusion in the Underlying Index, or at the end of January, April, July or October does not have a Last Sale Price of at least $3.00, then the security will be replaced with the largest market capitalization security not currently in the Index and that both meets the Eligibility Criteria listed above and has at least a $3.00 Last Sale Price. Ordinarily, a security will be removed from the Index at its Last Sale Price. If, however, at the time of its removal a security is halted from trading on its primary listing market and an official closing price cannot be readily determined, the security may, in NASDAQ’s discretion, be removed at a zero price. The zero price will be applied to the security after the close of the market but prior to the time the official closing value of the Index is disseminated, which is ordinarily 17:16:00 ET.
Index Maintenance. Changes in the price and/or Index Shares driven by corporate events such as stock dividends, stock splits and certain spin-offs and rights issuances are adjusted on the ex-date. If the change in total shares outstanding arising from other corporate actions is greater than or equal to 10.0%, the change is made as soon as practicable. (If a security is a depositary receipt, the total shares outstanding is the actual depositary shares outstanding as reported by the depositary banks.) Otherwise, if the change in total shares outstanding is less than 10.0%, then all such changes are accumulated through the end of February, May, August and November and made effective at one time on a quarterly basis after the close of trading on the third Friday in each of March, June, September and December. The Index Shares are adjusted by the same percentage amount by which the total shares outstanding have changed.
A special cash dividend announced by the listing exchange will result in an adjustment to the Last Sale Price of an Underlying Index security prior to market open on the ex-date for the special amount distributed. A special dividend may also be referred to as extra, extraordinary, non-recurring, one-time, unusual, etc.
Ordinarily, whenever there is a change in Index Shares, a change in a security, or a change to the price of a security due to spin-offs, rights issuances or special cash dividends, the Divisor is adjusted to ensure that there is no discontinuity in the value of the Underlying Index which might otherwise be caused by any such change. All changes are announced in advance and are reflected in the Underlying Index prior to market open on the Underlying Index effective date.

Index Rebalancing. The Underlying Index employs a modified market capitalization-weighting methodology. At each quarter, the Underlying Index is rebalanced such that the maximum weight of any security does not exceed 8% and no more than 5 securities are at that cap. The excess weight of any capped security is distributed proportionally across the remaining securities in the Underlying Index. If after redistribution, any of the five highest ranked securities in the Underlying Index are weighted below 8%, these securities are not capped. Next, any remaining securities in excess of 4% are capped at 4% and the excess weight is redistributed proportionally across the remaining securities in the Underlying Index. The process is repeated, if necessary, to derive the final weights.
The modified market capitalization-weighting methodology is applied to the capitalization of each security, using the Last Sale Price of the security at the close of trading on the last trading day in February, May, August and November. Index Shares are then calculated by multiplying the weight of the security derived above by the new market value of the Underlying Index and dividing the modified market capitalization for each security by its corresponding Last Sale Price. The changes are effective after trading on the third Friday in March, June, September and December.
In administering the Underlying Index, NASDAQ OMX may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure the integrity of the Underlying Index.
Index Availability. The Underlying Index is calculated continuously and widely disseminated to major data vendors.

1 For purposes of this document, “Last Sale Price” refers to the following: For a security listed on NASDAQ, it is the last sale price on NASDAQ, which normally would be the Nasdaq Official Closing Price (“NOCP”) when NASDAQ is closed. For any NYSE-listed or NYSE MKT-listed security, it is the last regular way trade reported on such security’s primary U.S. listing market. If a security does not trade on its primary listing market on a given day, the most recent last sale price from the primary listing market (adjusted for corporate actions, if any) is used.
2 Industry Classification Benchmark (“ICB”) is a product of FTSE International Limited and has been licensed for use.
The Russell Indexes
Component Selection Criteria. The securities in the Russell indexes (sometimes referred to as the “components”) are reconstituted annually typically after the close on the last Friday in June to reflect changes in the marketplace. The Russell Top 200® Index, Russell 2000® Index and the Russell 1000® Index are subsets of the Russell 3000® Index. The starting universe for the Russell 3000® Index includes all issuers listed on a U.S. Exchange that are either U.S. incorporated or incorporated in certain non-U.S. jurisdictions as Benefit-Driven Incorporations (typically tax benefit incorporations), subject to the following rules and exceptions:
•	Stocks must trade at or above $1.00 on the last business day of May to be eligible for inclusion. Existing members are analyzed using the average for the month of May if their price is lower than $1;
•	For ranking and membership determination, all common share classes for a single company are combined to determine total market capitalization;
•	Tracking stocks are considered individually for membership; and
•	Also excluded are preferred and convertible preferred stock, participating preferred stock, redeemable shares, warrants and rights, trust receipts, royalty trusts, limited liability issuers, OTC bulletin boards and pink sheet stocks, mutual funds, limited partnerships, and foreign stocks.
All eligible securities are sorted by decreasing total market capitalization to determine index eligibility.
For all Russell indexes, the weights of component issuers are adjusted based on available float-weighted capitalization according to the market value of their available outstanding shares. The impact of a component’s price change is proportional to the issuer’s total market value, which is the share price times the number of shares available. Each Russell index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.
Russell Investments uses a probability measure to assign stocks to the growth and value style indexes. The probability measure is used to indicate the degree of certainty that a stock is value or growth, based on three fundamental indicators: relative price-to-book (“PB”) ratio, I/B/E/S forecast medium-term growth (2 years) and sales per share historical growth (5 years). This method allows stocks to be represented as having both growth and value characteristics, while preserving the additive nature of the indexes. As a result, a stock may be a component of a Russell growth style index and also a component of the corresponding value style index, although the stock would likely have a different weight in each index.

Issue Changes. Securities that leave the Russell indexes between reconstitution dates are not replaced. Thus, the number of securities in the investments over the year will fluctuate according to corporate activity. When a stock is acquired, delisted or moves to the pink sheets or OTC bulletin boards, the stock is deleted from the relevant indexes.
When acquisitions or mergers take place, the stock’s capitalization moves to the acquiring stock, hence, mergers have no effect on index total capitalization if the acquiring stock is part of the index. The only additions between reconstitution dates are as a result of spin-offs and initial public offerings.
Index Maintenance. Maintaining the Russell indexes includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs and quarterly initial public offerings. In addition, significant share capital changes are made at month-end. The divisor is adjusted for all changes in company market value to leave the value of the investments unaffected. All divisor adjustments are made after the close of trading and after the calculation of the closing value of the Russell indexes.
Index Availability. The Russell indexes are calculated continuously and are available from major data vendors.
Russell 1000® Index
Number of Components: approximately [___]
Index Description. The Russell 1000 Index measures the performance of the large-capitalization sector of the U.S. equity market. It is a subset of the Russell 3000 Index and serves as the underlying index for the Russell 1000 Growth and Value Indexes, and the Russell Top 200 and MidCap series. It is a float-adjusted capitalization-weighted index consisting approximately 1000 of the largest issuers in the Russell 3000 Index. The Underlying Index represents approximately __% of the market capitalization of listed U.S. equities and is a leading benchmark of the large cap U.S. market.
Russell 1000® Growth Index
Number of Components: approximately [___]
Index Description. The Russell 1000 Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 1000 Index. It is a style factor weighted index consisting of those issuers within the Russell 1000 Index that have higher PB ratios and higher forecasted growth, and represents approximately __% of the total market value of the Russell 1000 Index.
Russell 1000® Value Index
Number of Components: approximately [___]
Index Description. The Russell 1000 Value Index measures the performance of the large-capitalization value sector of the U.S. equity market. It is a subset of the Russell 1000 Index. It is a style factor weighted index consisting of those issuers within the Russell 1000 Index that have lower PB ratios and lower forecasted growth, and represents approximately __% of the total market value of the Russell 1000 Index.
Russell 2000® Index
Number of Components: approximately [___]
Index Description. The Russell 2000 Index measures the performance of the small-capitalization sector of the U.S. equity market. It is a subset of the Russell 3000 Index and serves as the underlying index for the Russell 2000 Growth and Value Indexes. It is a float-adjusted capitalization-weighted index consisting approximately 2000 of the smallest issuers in the Russell 3000 Index. The Underlying Index represents approximately __% of the market capitalization of listed U.S. equities and is a leading benchmark of the U.S. small cap equity market. The Underlying Index has a total market capitalization of approximately $__ trillion.
Russell 2000® Growth Index
Number of Components: approximately [___]
Index Description. The Russell 2000 Growth Index measures the performance of the small-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 2000 Index. It is a style factor weighted index consisting of those issuers within the Russell 2000 Index that have higher PB ratios and higher forecasted growth, and represents approximately __% of the total market value of the Russell 2000 Index.

Russell 2000® Value Index
Number of Components: approximately [___]
Index Description. The Russell 2000 Value Index measures the performance of the small-capitalization value sector of the U.S. equity market. It is a subset of the Russell 2000 Index. It is a style factor weighted index consisting of those issuers within the Russell 2000 Index that have lower PB ratios and lower forecasted growth, and represents approximately __% of the total market value of the Russell 2000 Index.
Russell 3000® Index
Number of Components: approximately [___]
Index Description. The Russell 3000 Index measures the performance of the broad U.S. equity market. It serves as the underlying index for Russell 3000 Growth and Value Indexes, and the Russell 1000 and Russell 2000 Indexes, as well as each respective Growth and Value Indexes. It is a float-adjusted capitalization-weighted index of the 3000 largest issuers determined to have the U.S. as their primary country of risk. The Russell 3000 Index represents approximately __% of the market capitalization of listed U.S. equities and is a leading benchmark of the broad U.S. equity market.
Russell 3000® Growth Index
Number of Components: approximately [___]
Index Description. The Russell 3000 Growth Index measures the performance of the growth sector of the broad U.S. equity market. It is a subset of the Russell 3000 Index. It is a style factor weighted index consisting of those issuers within the Russell 3000 Index that have higher PB ratios and higher forecasted growth, and represents approximately __% of the total market value of the Russell 3000 Index.
Russell 3000® Value Index
Number of Components: approximately [___]
Index Description. The Russell 3000 Value Index measures the performance of the value sector of the broad U.S. equity market. It is a subset of the Russell 3000 Index. It is a style factor weighted index consisting of those issuers within the Russell 3000 Index that have lower PB ratios and lower forecasted growth, and represents approximately __% of the total market value of the Russell 3000 Index.
Russell Microcap® Index
Number of Components: approximately [___]
Index Description. The Russell Microcap Index measures the performance of the microcap sector of the U.S. equity market. The Russell Microcap Index consists of approximately the 1,000 smallest issuers in the Russell 3000 Index plus the next smallest 1,000 issuers in the equity universe as determined by Russell. The Underlying Index is a float-adjusted capitalization-weighted index and includes issuers ranging in total market capitalization from approximately [$4 million] to $[4.6 billion], though these amounts may change from time to time. The Underlying Index included issuers representing approximately __% of the total market capitalization of listed U.S. equity securities.
Russell Midcap® Index
Number of Components: approximately [___]
Index Description. The Russell Midcap Index is a float-adjusted capitalization-weighted index that measures the performance of the mid-capitalization sector of the U.S. equity market. The Russell Midcap Index consists of approximately 800 of the smallest issuers in the Russell 1000 Index reflecting issuers which range in size between approximately $[211 million] and $[39.1 billion], though these amounts may change from time to time. The Russell Midcap Index represents approximately __% of the total market capitalization of the Russell 1000 companies.
Russell Midcap® Growth Index
Number of Components: approximately [___]
Index Description. The Russell Midcap Growth Index is a style factor weighted index that measures the performance of the mid-capitalization growth sector of the U.S. equity market. It is a subset of the Russell Midcap Index, representing approximately __% of the total market value of the Russell Midcap Index. The Underlying Index measures the performance of those Russell Midcap Index issuers with higher PB ratios and higher forecasted growth.
Russell Midcap® Value Index
Number of Components: approximately [___]
Index Description. The Russell Midcap Value Index is a style factor weighted index that measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the Russell Midcap Index, representing approximately __% of the total market value of the Russell Midcap Index. The Underlying Index measures the performance of those Russell Midcap Index issuers with lower PB ratios and lower forecasted growth.
Russell Top 200® Index
Number of Components: approximately [___]
Index Description. The Russell Top 200 Index measures the performance of the largest capitalization sector of the U.S. equity market. It is a float-adjusted capitalization-weighted index consisting of approximately 200 of the largest issuers in the Russell 3000 Index. The Russell Top 200 Index represents approximately __% of the total market capitalization of all publicly-traded U.S. equity securities.
Russell Top 200® Growth Index
Number of Components: approximately [___]
Index Description. The Russell Top 200 Growth Index measures the largest capitalization growth sector of the U.S. equity market. It is a subset of the Russell Top 200 Index, which consists of the 200 largest issues in the Russell 3000 Index. The Underlying Index is a style factor weighted index consisting of those issuers within the Russell Top 200 Index that have higher PB ratios and higher forecasted growth, and represents approximately __% of the total market value of the Russell Top 200 Index. Many issuers are represented in both the Russell Top 200 Growth Index and the Russell Top 200 Value Index.
Russell Top 200® Value Index
Number of Components: approximately [___]
Index Description. The Russell Top 200 Value Index measures the largest capitalization value sector of the U.S. equity market. It is a subset of the Russell Top 200 Index, which consists of the 200 largest issuers in the Russell 3000 Index. The Underlying Index is a style factor weighted index consisting of those issuers within the Russell Top 200 Index that have lower PB ratios and lower forecasted growth, and represents approximately __% of the total market value of the Russell Top 200 Index. Many issuers are represented in both the Russell Top 200 Growth Index and the Russell Top 200 Value Index.
The S&P Indexes
Component Selection Criteria for Domestic Indexes. S&P Dow Jones Indices LLC’s (“S&P DJI”) various Index Committees are responsible for the overall management of S&P Dow Jones Indices LLC's indices (“S&P DJI Indices”). Issuers (i.e., the “components”) selected for the S&P U.S. indexes represent a broad range of industry segments within the U.S. economy. The starting universe of publicly traded U.S. issuers classified by the Global Industry Classification Standard (GICS®) is screened to eliminate ADRs, mutual funds, limited partnerships, royalty trusts, certain holding issuers, OTC bulletin board issues, pink sheet-listed issues, closed-end funds, ETFs and tracking stocks. REITs, except for mortgage REITs, are eligible for inclusion in the Indexes. The stock of each constituent must trade on either the NYSE, the NYSE Amex Equities or on NASDAQ. Additionally, only one share class per constituent will be included in an Index. The share class is selected by S&P DJI and is generally defined as the largest, most liquid share class. Issuers with multiple share classes will have the classes combined for purposes of calculation of market capitalization. The following criteria are then analyzed to determine an issuer’s eligibility for inclusion in the S&P Indexes: (i) ownership of an issuer’s outstanding common stock, in order to screen out closely held issuers; (ii) trading volume of an issuer’s shares, in order to ensure ample liquidity and efficient share pricing; and (iii) the financial and operating condition of an issuer.
The S&P DJI’s Indices are capitalization-weighted, based on the following formula: number of outstanding shares of a constituent (as determined by the float-adjusted market capitalization using S&P DJI’s methodology) multiplied by the constituent’s share price. Issuers with float-adjusted market capitalizations below certain thresholds are not eligible for the Indexes. In addition, the market capitalization of an issuer eligible for inclusion typically must be greater than the Index’s minimum market capitalization at the time it is being considered for Index inclusion. The market capitalizations of an Index’s constituents are adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The market capitalizations of an Index’s constituent are adjusted for all strategic holdings, including private, corporate, and government holdings.
Component Selection Criteria for International Indexes. Stocks are eligible for the S&P Global Indices if they meet criteria for size, liquidity, profitability, and sector and market representation. Each of the S&P Global Indices is balanced across country and sector weights in the region/market. The S&P Global Indices begin with an eligible investable universe of stocks covering approximately 95% of each country’s total market capitalization. In some cases, the S&P Global Indexes may include ADRs and GDRs. Stocks with relatively small market capitalization or insufficient liquidity are excluded by S&P DJI. To identify a candidate pool for index constituent selection, all stocks are carefully examined using a set of general criteria. The specific securities are then screened for industry sector classification; thus, the eligible securities are ranked according to GICS. Then, the Index components, now determined, are weighted on the basis of S&P DJI’s float-adjusted, market capitalization methodology. Generally, S&P DJI observes a prospective constituent’s liquidity over a period of at least six months before consideration for inclusion. However, there may be extraordinary situations when issuers should be added immediately (e.g., certain privatizations). When a particular issuer dominates its home market, it may be excluded from an Index if analysis of the sectors reveals that its securities are not as liquid as those of similar issuers in other countries. Once a year, the float adjustments will be reviewed and potentially changed based on such review. The values of an Index’s constituents are adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The market capitalization of index constituent issuers is adjusted for all strategic holdings, including private, corporate, and government holdings.
With respect to the non-U.S. components of the S&P Global Indexes, the eligible universe of index components that are considered for inclusion are from the following S&P DJI Indices: (i) the S&P/TSX 60 (Toronto Stock Exchange), which represents the liquid, large-cap stocks of the publicly listed issuers in the Canadian equities market; (ii) the S&P/TOPIX 150 (TSE) which represents the liquid, large-cap stocks of the publicly-listed issuers in the Japanese equities market; (iii) S&P/ASX All-Australian 50 Index (Australian Stock Exchange), which represents the liquid, large-cap stocks in the Australian equities market; (iv) the S&P Asia 50, which represents the liquid, large-cap stocks of four major equities markets in Asia (Hong Kong, South Korea, Taiwan and Singapore); (v) the S&P Latin America 40, which represents the liquid, large-cap stocks from major sectors of the Mexico, Brazil, Peru, Colombia and Chilé equity markets; and (vi) the S&P Europe 350, which represents the liquid, large-cap stocks of the publicly listed issuers in the region, covering approximately 70% of the region’s market capitalization.
Issue Changes. General oversight responsibility for the S&P DJI Indices, including overall policy guidelines and methodology, is handled by the S&P Global Index Committee. Maintenance of component investments, including additions and deletions to these investments, is the responsibility of separate regional index committees composed of S&P staff specialized in the various regional equity markets and, in some cases, with the assistance of local stock exchanges. Public announcements of index changes as the result of committee decisions will generally be made two business days in advance of the anticipated effective date whenever possible, although for exceptional corporate events announcements may be made earlier.
Index Maintenance. Maintaining the S&P DJI Indices includes monitoring and completing the adjustments for issuer additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs. An issuer will be removed from the S&P DJI Indices as a result of mergers/acquisitions, bankruptcy, or restructuring. An issuer is removed from the relevant index as close as possible to the actual date on which the event occurred. An issuer can be removed from an index because it no longer meets current criteria for inclusion and/or is no longer representative of its industry group. All replacement issuers are selected based on the above component section criteria.
When calculating index weights, individual constituents’ shares held by governments, corporations, strategic partners, or other control groups are excluded from the issuer’s shares outstanding. Shares owned by other issuers are also excluded regardless of whether they are index constituents. In countries with regulated environments, where a foreign investment limit exists at the sector or issuer level, the constituent’s weight will reflect either the foreign investment limit or the percentage float, whichever is the more restrictive.

Each issuer’s financial statements will be used to update the major shareholders’ ownership. However, during the course of the year, S&P DJI also monitors each issuer’s Investable Weight Factor (“IWF”) which is S&P DJI’s term for the mathematical float factor used to calculate the float adjustment. If a change in IWF is caused by a major corporate action (i.e., privatization, merger, takeover, or share offering) and the change equal to or greater than 5%, a float adjustment will be implemented as soon as reasonably possible.
Changes in the number of shares outstanding driven by corporate events such as stock dividends, splits, and rights issues will be adjusted on the ex-date. Share changes of 5% or greater are implemented when they occur. Share changes of less than 5% are only updated on a quarterly basis on the Friday near the end of the calendar quarter. Generally, index changes due to rebalancing are announced two days before the effective date by way of a news release posted on www.indices.standardandpoors.com.
Index Availability. The S&P Indexes are calculated continuously and are available from major data vendors.
Exchange Rates. S&P DJI uses the World Markets/Reuters Closing Spot Rates taken at 4:00 p.m. London time for the following funds: iShares Europe ETF, iShares Global 100 ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financial ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Telecom ETF, iShares Global Utilities ETF, iShares North American Natural Resources ETF, iShares North American Tech ETF, iShares North American Tech-Multimedia Networking ETF and iShares North American Tech-Software ETF. Prior to January 31, 2013, S&P DJI used the currency exchange (FX) rate corresponding to 5:15 p.m. Eastern time. In case World Markets/Reuters does not provide rates for specific markets on given days (for example, Christmas Day and New Year’s Day), the previous business day’s rates are normally used. S&P DJI independently monitors the exchange rates on all its indexes. S&P DJI may under exceptional circumstances elect to use alternative sources of exchange rates if the World Markets/Reuters rates are not available, or if S&P DJI determines that the World Markets/Reuters rates are not reflective of market circumstances for a given currency on a particular day.
S&P 100®
Number of Components: [___]
Index Description. The S&P 100® is a capitalization-weighted index representing stocks from a broad range of industries, chosen for market size, liquidity and industry group representation. It is a subset of the S&P 500® and consists of blue chip stocks from diverse industries in the S&P 500® with exchange listed options. The Underlying Index is a widely tracked index for blue-chip stocks. The S&P 100® serves as the basis for the S&P 100® options contract which trades on the Chicago Board of Options Exchange.
S&P 500 Growth IndexTM
Number of Components: approximately [___]
Index Description. The S&P 500 Growth IndexTM is a capitalization-weighted index representing stocks with growth characteristics from a broad range of industries.
S&P 500®
Number of Components: [___]
Index Description. The S&P 500® serves as the underlying index for the S&P 500® Growth and Value Index series and the S&P 100®. It is a capitalization-weighted index representing stocks from a broad range of industries chosen for market size, liquidity and industry group representation. The S&P 500® measures the performance of the large-capitalization sector of the U.S. equity market.
S&P 500 Value IndexTM
Number of Components: approximately [___]
Index Description. The S&P 500 Value IndexTM is a capitalization-weighted index representing stocks with value characteristics from a broad range of industries.
S&P Developed Ex-U.S. Property IndexTM
Number of Components: approximately [___]

Index Description. The S&P Developed Ex-U.S. Property IndexTM is a free float-adjusted market capitalization weighted index that defines and measures the investable universe of publicly-traded real estate companies domiciled in developed countries outside of the United States.
S&P Europe 350TM
Number of Components: approximately [___]
Index Description. The S&P Europe 350TM is a capitalization-weighted index of 350 stocks providing geographic and economic diversity over S&P’s ten European market sectors, each chosen for market size, liquidity and industry group representation. The market capitalization of index constituent companies is adjusted for all strategic holdings, including private, corporate, and government holdings. The Underlying Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The market capitalization of constituent companies is adjusted to reflect the available float and, if necessary, any foreign investment restrictions.
S&P Global 100TM
Number of Components: approximately [___]
Index Description. The S&P Global 100TM measures the performance of 100 large multi-national companies that are of major importance in the global markets. A global company is defined as a corporation that has production facilities and/or other fixed assets in at least one foreign country outside the company's home country, and makes its major management decisions in a global context. The degree to which sales are executed outside the home country is a factor in determining a company’s global reach. The market capitalization of index constituent companies is adjusted for all strategic holdings, including private, corporate, and government holdings. The composition of the Underlying Index is derived from the S&P Global 1200TM and only includes transnational corporations under the above definition which had a minimum adjusted market capitalization of US $5 billion. The Underlying Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.
S&P Global Clean Energy IndexTM
Number of Components: approximately [___]
Index Description. The S&P Global Clean Energy IndexTM is designed to track the performance of approximately 30 of what are expected to be the most liquid and tradable securities of global companies involved in clean energy related businesses. The Underlying Index includes clean energy production companies, and clean energy equipment and technology providers. For these purposes, “clean energy” sources include biofuel and biomass, ethanol and fuel alcohol, geothermal energy, hydroelectricity, and solar and wind energy.
S&P Global 1200 Consumer Discretionary Sector IndexTM
Number of Components: approximately [___]
Index Description. The S&P Global 1200 Consumer Discretionary Sector IndexTM measures the performance of companies that S&P deems to be part of the consumer discretionary sector of the economy and that S&P believes are important to global markets. It is a subset of the S&P Global 1200TM. Component companies include consumer product manufacturing, service, media and retail companies.
S&P Global 1200 Consumer Staples Sector IndexTM
Number of Components: approximately [___]
Index Description. The S&P Global 1200 Consumer Staples Sector IndexTM measures the performance of companies that S&P deems to be part of the consumer staples sector of the economy and that S&P believes are important to global markets. It is a subset of the S&P Global 1200TM. Component companies include manufacturers and distributors of food, producers of non-durable household goods, and food and drug retailing companies.
S&P Global 1200 Energy Sector IndexTM
Number of Components: approximately [___]
Index Description. The S&P Global 1200 Energy Sector IndexTM measures the performance of companies that S&P deems to be part of the energy sector of the economy and that S&P believes are important to global markets. The market capitalization of index constituent companies is adjusted for all strategic holdings, including private, corporate, and government holdings.

The Underlying Index is a subset of the S&P Global 1200TM. The Underlying Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.
S&P Global 1200 Financials Sector IndexTM
Number of Components: approximately [___]
Index Description. The S&P Global 1200 Financials Sector IndexTM measures the performance of companies that S&P deems to be part of the financial sector of the economy and that S&P believes are important to global markets. The market capitalization of index constituent companies is adjusted for all strategic holdings, including private, corporate, and government holdings. The Underlying Index is a subset of the S&P Global 1200TM. The Underlying Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.
S&P Global 1200 Health Care Sector IndexTM
Number of Components: approximately [___]
Index Description. The S&P Global 1200 Health Care Sector IndexTM measures the performance of companies that S&P deems to be part of the healthcare sector of the economy and that S& P believes are important to global markets. The market capitalization of index constituent companies is adjusted for all strategic holdings, including private, corporate, and government holdings. The Underlying Index is a subset of the S&P Global 1200TM. The Underlying Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. Component companies include healthcare providers, biotechnology companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals.
S&P Global 1200 Industrials Sector IndexTM
Number of Components: approximately [___]
Index Description. The S&P Global 1200 Industrials Sector IndexTM measures the performance of companies that S&P deems to be part of the industrials sector of the economy and that S& P believes are important to global markets. It is a subset of the S&P Global 1200TM. Component companies include manufacturers and distributors of capital goods, providers of commercial services and supplies, and transportation service providers.
S&P Global Infrastructure IndexTM
Number of Components: approximately [___]
Index Description. The S&P Global Infrastructure IndexTM is designed to track the performance of the stocks of large infrastructure companies around the world. The Underlying Index includes companies involved in: utilities, energy and transportation infrastructure, such as the management or ownership of oil and gas storage and transportation; airport services; highways and rail tracks; marine ports and services; and electric, gas and water utilities.
S&P Global 1200 Telecommunications Services Sector IndexTM
Number of Components: approximately [___]
Index Description. The S&P Global 1200 Telecommunications Services Sector IndexTM measures the performance of companies that S&P deems to be part of the telecommunications sector of the economy and that S&P believes are important to global markets. The market capitalization of index constituent companies is adjusted for all strategic holdings, including private, corporate, and government holdings. The Underlying Index is a subset of the S&P Global 1200TM. The Underlying Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.
S&P Global 1200 Utilities Sector IndexTM
Number of Components: approximately [___]
Index Description. The S&P Global 1200 Utilities Sector IndexTM measures the performance of companies that S&P deems to be part of the Utilities sector of the economy and that S&P believes are important to global markets. It is a subset of the S&P Global 1200TM. Component companies include providers of electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power.
S&P International Preferred Stock IndexTM

Number of Components: approximately [___]
Index Description. The S&P International Preferred Stock IndexTM measures the performance of a select group of preferred stocks trading on non-U.S. developed market exchanges, as defined by S&P. The preferred stocks included in the Underlying Index are selected by S&P using the methodology described below.
In general terms, the Underlying Index includes developed-market preferred stocks with a market capitalization of over $100 million that meet minimum price, liquidity, maturity and other requirements determined by S&P. S&P excludes from the Underlying Index: (i) preferred stocks which are structured products and brand-name products issued by financial institutions or are packaged securities linked to indexes, baskets of stocks or another company’s stock; (ii) preferred stocks that are issued by special ventures such as highway, airport, or dam operators; (iii) preferred stocks that have a mandatory conversion or scheduled maturity within the next 12 months; and (iv) trust preferred stocks. Once an issue of preferred stock is included in the Underlying Index, the removal criteria listed below are used to test its continuing eligibility as opposed to the exclusion factors listed above.
All additions to the Underlying Index are made on a quarterly rebalancing date, and there are no intra-quarter additions made to the Underlying Index. Inclusion in the Underlying Index is limited to issues whose indicated dividend yield is greater than or equal to 1% and less than or equal to 20%. In addition, for initial inclusion eligibility, each individual issue must be a preferred stock which has traded an average of 250,000 shares per month over the previous six months, as of the rebalancing reference date. Issues with fewer than six months of trading history are evaluated over the available period and may be included should size and available trading history infers the issue satisfies this requirement.
Preferred stocks are removed from the Underlying Index on a quarterly rebalancing date if they: (i) have an outstanding market capitalization of less than $100 million; (ii) have a six-month average monthly trading volume of less than 100,000 shares and have been a component of the Index for at least 12 months; or (iii) have an undetermined indicated dividend yield or an indicated dividend yield of less than 1% or greater than 20%.
Share changes for existing Underlying Index components occur semiannually in January and July. The data reference date for additions to and deletions from the Underlying Index is the last trading date of the month immediately preceding the rebalancing month. The Underlying Index is rebalanced on a quarterly basis; and changes are effective after the close of trading on the third Friday of January, April, July and October. The Underlying Index is calculated with a modified capitalization weighted scheme, with modifications being made to Underlying Index shares to prevent single stock concentration. There is no limit to the number of lines of a single company’s preferred stock is allowed in the Underlying Index; however, a maximum weight of 10% is set per issuer. All eligible lines for an issuer are included in the Underlying Index and capped on a pro rata basis to a maximum of 4% by issue of the Underlying Index market capitalization. For purposes of this limitation, S&P defines a single issuer to include companies that are under common control or are guaranteed by the same entity which is also affiliated with such companies. In the event the market capitalization weight of an issuer would exceed 10% or an issue would exceed 4% of the Underlying Index, all other stock weights in the Index are increased proportionately to account for such difference.
A constituent is removed intra-quarter if it is called or undergoes mandatory conversion or redemption. Subject to market conditions, S&P will provide clients with five-days advance notice of a deletion. Should an existing member of the Underlying Index delist during the five-day notification period, it is removed at the closing price from its last day of trading. The quarterly rebalancing also results in deletions if constituents no longer meet continued eligibility requirements.
S&P MidCap 400 Growth IndexTM
Number of Components: approximately [___]
Index Description. The S&P MidCap 400 Growth IndexTM is a capitalization-weighted index representing stocks with growth characteristics from a broad range of industries.
S&P MidCap 400®
Number of Components: [___]
Index Description. The S&P MidCap 400® serves as the underlying index for the S&P MidCap 400® Growth and Value Index series. The Underlying Index measures the performance of the mid-capitalization sector of the U.S. equity market. The securities added to the Underlying Index have a market capitalization between [$1.4 billion] and [$5.9 billion] (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation.
S&P MidCap 400 Value IndexTM
Number of Components: approximately [___]
Index Description. The S&P MidCap 400 Value IndexTM is a capitalization-weighted index representing stocks with value characteristics from a broad range of industries.
S&P North American Natural Resources Sector IndexTM
Number of Components: approximately [___]
Index Description. The S&P North American Natural Resources Sector IndexTM is designed to measure the performance of U.S.-traded stocks of natural resource-related companies in the U.S. and Canada.
S&P North American Technology Multimedia Networking IndexTM
Number of Components: approximately [___]
Index Description. The S&P North American Technology Multimedia Networking IndexTM is designed to measure the performance of U.S.-traded stocks of communication equipment companies in the U.S. and Canada.
S&P North American Technology Sector IndexTM
Number of Components: approximately [___]
Index Description. The S&P North American Technology Sector IndexTM is designed to measure the performance of U.S.-traded stocks of technology-related companies in the U.S. and Canada.
S&P North American Technology Software IndexTM
Number of Components: approximately [___]
Index Description. The S&P North American Technology Software IndexTM is designed to measure the performance of U.S.-traded stocks of software-related companies in the U.S. and Canada.
S&P SmallCap 600 Growth IndexTM
Number of Components: approximately [___]
Index Description. The S&P SmallCap 600 Growth IndexTM is a capitalization-weighted index representing stocks with growth characteristics from a broad range of industries.
S&P SmallCap 600®
Number of Components: [___]
Index Description. The S&P SmallCap 600® serves as the underlying index for the S&P SmallCap 600® Growth and Value Index series. It is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The Underlying Index measures the performance of publicly-traded securities in the small-capitalization sector of the U.S. equity market. The stocks in the Underlying Index have a market capitalization between [$400 million] and [$1.8 billion] (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation.
S&P SmallCap 600 Value IndexTM
Number of Components: approximately [___]
Index Description. The S&P SmallCap 600 Value IndexTM is a capitalization-weighted index representing stocks with value characteristics from a broad range of industries.
S&P Total Market Index™
Number of Components: approximately [___]

Index Description. The S&P Total Market Index™ is composed of S&P 500® members and S&P Completion Index™ members, which together are designed to track the broad equity market, including large-, mid-, small- and micro-capitalization companies. The index includes all eligible common equities listed on the NYSE (including NYSE Arca and NYSE MKT), the NASDAQ Global Select Market, the NASDAQ Global Market and the NASDAQ Capital Market. The securities in the S&P Total Market Index™ are weighted based on the total float-adjusted market value of their outstanding shares. Securities with higher total float-adjusted market values have a larger representation in the S&P Total Market Index™. The S&P 500® measures the performance of the large-capitalization sector of the U.S. equity market. As of March 31, 2016, the S&P 500® included approximately __% of the market capitalization of the S&P Total Market Index™. The S&P Completion Index™ measures the performance of the mid-, small- and micro-capitalization sector of the U.S. equity market.
S&P U.S. Preferred Stock IndexTM
Number of Components: approximately [___]
Index Description—Changes in Methodology. The S&P U.S. Preferred Stock IndexTM measures the yield and price performance of a select group of preferred stocks listed on the NYSE, NYSE Arca, NYSE Amex, NASDAQ Global Select Market, NASDAQ Select Market or NASDAQ Capital Market. The index is rebalanced quarterly, with Underlying Index changes implemented after the close of trading on the third Fridays of January, April, July, and October.
Index Methodology. In general terms, the Underlying Index contains preferred stocks that meet minimum size, liquidity, exchange listing, maturity and other requirements determined by S&P. The Underlying Index may include preferred stocks that are issued in the U.S. by U.S-domiciled entities whose parent companies or guarantors may be non-U.S. entities. The Underlying Index is calculated with a modified capitalization weighted scheme, with modifications being made to Underlying Index shares to limit single issuer concentration.
There is no limit to the number of lines of a single company’s preferred stock allowed in the Underlying Index; however a maximum weight of 10% of index market capitalization is set per issuer with all eligible lines capped on a pro rata basis. For purposes of this limitation, S&P defines a single issuer to include companies that are under common control or are guaranteed by the event that fewer than 15 preferred issuers qualify based on the other Underlying Index criteria, the liquidity constraints below will be relaxed and the largest stocks included until the issuer count reaches 15. The Underlying Index is rebalanced quarterly, effective after the close of trading on the third Friday of January, April, July, and October. Share changes occur semi-annually at the January and July rebalances.
Component Selection Criteria. The Underlying Index excludes: (i) preferred stocks with a market capitalization of less than $100 million as of the rebalancing reference date; (ii) preferred stocks for which S&P cannot determine an indicated dividend yield; (iii) over-the-counter, bulletin board, and unregistered (144A) securities; (iv) preferred stocks that are structured products and brand-name products issued by financial institutions and that are packaged securities linked to indices, baskets of stocks or another company’s stock; and (v) preferred stocks that are issued by special ventures such as highway, airport, or dam operators. In addition, S&P applies the following inclusion and exclusion criteria. For preferred stocks that are not already in the Underlying Index, S&P may include: (i) issues that do not have a mandatory conversion or scheduled maturity within 12 months of the rebalancing date; and (ii) that have also traded an average of 250,000 shares per month over the previous six months. Issues with between one and six months of trading history will be evaluated over the available period and may be included should size and available trading history infer the issue will satisfy the volume requirement. For preferred stocks that have been in the Underlying Index for more than 12 months, S&P excludes issues that have not traded an average of 125,000 shares per month over the previous six months as of the rebalancing reference date. The reference date for additions and deletions is the last trading date of the month immediately preceding the rebalancing month. Additions occur only at the quarterly rebalancing. Deletions occur at the quarterly rebalancing based on the above eligibility criteria, but may also occur intra-quarter due to mandatory conversions, redemptions, or delistings.
S&P®, S&P North American Natural Resources Sector Index™, S&P North American Technology Sector Index™ S&P North American Technology Multimedia Networking Index™, and S&P North American Technology Software Index™ are trademarks of S&P Dow Jones Indices LLC or its affiliates.
The iShares North American Natural Resources ETF, iShares North American Tech ETF, iShares North American Tech-Multimedia Networking ETF and iShares North American Tech-Software ETF (the “iShares S&P Underlying Funds”) are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC or its affiliates or third party licensors (together, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the iShares S&P Underlying Funds or any member of the public regarding the advisability of investing in securities generally or in the iShares S&P Underlying Funds particularly or the ability of the S&P Indexes to track general market performance. S&P Dow Jones Indices’ only relationship to BFA or its affiliates with respect to the S&P Indexes is the licensing of the S&P Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P Indexes are determined, composed and calculated by S&P Dow Jones Indices LLC without regard to BFA or its affiliates or the iShares S&P Underlying Funds. S&P Dow Jones Indices has no obligation to take the needs of BFA or its affiliates or the owners of the iShares S&P Underlying Funds into consideration in determining, composing or calculating the S&P Indexes. S&P Dow Jones Indices is responsible for and has not participated in the determination of the prices, and amount of the iShares S&P Underlying Funds or the timing of the issuance or sale of the iShares S&P Underlying Funds or in the determination or calculation of the equation by which the iShares S& P Underlying Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the iShares S&P Underlying Funds. There is no assurance that investment products based on the S&P Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by SPDJI to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY BFA OR ITS AFFILIATES, OWNERS OF THE ISHARES S&P UNDERLYING FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND BFA OR ITS AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
For more information about S&P DJI, including its limited relationship with BlackRock and its affiliates and the limitations of the S&P DJI indices, please refer to the applicable Prospectus.
Investment Limitations
Each Fund has adopted its investment objective as a non-fundamental investment policy. Therefore, each Fund may change its investment objective and its Underlying Index without shareholder approval. The Board has adopted as fundamental policies the following numbered investment restrictions, which cannot be changed without the approval of the holders of a majority of the applicable Fund’s outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy and (b) more than 50% of outstanding voting securities of the fund.
Each Fund (other than the iShares Core S&P 500 ETF, iShares Global Clean Energy ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Infrastructure ETF, iShares Global Utilities ETF, iShares International Developed Property ETF, iShares International Preferred Stock, iShares North American Tech-Multimedia Networking ETF, iShares Russell Top 200 ETF, iShares Russell Top 200 Growth ETF, iShares Russell Top 200 Value ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Broker-Dealers & Securities Exchanges ETF, iShares U.S. Healthcare Providers ETF, iShares U.S. Home Construction ETF, iShares U.S. Insurance ETF, iShares U.S. Medical Devices ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Oil Equipment & Services ETF, iShares U.S. Pharmaceuticals ETF, iShares U.S. Preferred Stock ETF and iShares U.S. Regional Banks ETF) will not:
1.	Concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that each Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
2.	Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.
3.	Issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
4.	Make loans, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
5.	Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with each Fund’s investment objective and policies).
6.	Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the 1933 Act, in disposing of portfolio securities.
Each of the iShares Core S&P 500 ETF, iShares Global Energy ETF, iShares Global Healthcare ETF and iShares North American Tech-Multimedia Networking ETF will not:
1.	Concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that each Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
2.	Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.
3.	Issue “senior securities” as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.
4.	Make loans. This restriction does not apply to: (i) the purchase of debt obligations in which each Fund may invest consistent with its investment objectives and policies; (ii) repurchase agreements and reverse repurchase agreements; and (iii) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.
5.	Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with each Fund’s investment objective and policies).
6.	Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the 1933 Act in disposing of portfolio securities.
Each of the iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Industrials ETF and iShares Global Utilities ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Broker-Dealers & Securities Exchanges ETF, iShares U.S. Healthcare Providers ETF, iShares U.S. Home Construction ETF, iShares U.S. Insurance ETF, iShares U.S. Medical Devices ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Oil Equipment & Services ETF, iShares U.S. Pharmaceuticals ETF and iShares U.S. Regional Banks ETF will not:

1.	Concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that each Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
2.	Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.
3.	Issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
4.	Make loans, except as permitted under the 1940 Act.
5.	Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with each Fund’s investment objective and policies).
6.	Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the 1933 Act in disposing of portfolio securities.
Each of the iShares Global Clean Energy ETF, iShares Global Infrastructure ETF, iShares International Developed Property ETF, iShares International Preferred Stock ETF, iShares Russell Top 200 ETF, iShares Russell Top 200 Growth ETF, iShares Russell Top 200 Value ETF and iShares U.S. Preferred Stock ETF will not:
1.	Concentrate its investments (i.e., invest 25% or more of its total assets in the securities of a particular industry or group of industries), except that each Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
2.	Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities; and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.
3.	Issue any senior security, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
4.	Make loans, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
5.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this restriction shall not prevent each Fund from investing in securities of companies engaged in the real estate business or securities or other instruments backed by real estate or mortgages), or commodities or commodity contracts (but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts, including options on currencies to the extent consistent with each Fund’s investment objective and policies).
6.	Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the 1933 Act, in disposing of portfolio securities.
In addition to the investment restrictions adopted as fundamental policies set forth above, each Fund has adopted a non-fundamental policy not to invest in the securities of a company for the purpose of exercising management or control, or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of each Fund’s net assets to be invested in illiquid securities (calculated at the time of investment).
BFA monitors the liquidity of restricted securities in each Fund's portfolio. In reaching liquidity decisions, BFA considers the following factors:
•	The frequency of trades and quotes for the security;
•	The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;
•	Dealer undertakings to make a market in the security; and
•	The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).
If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction, except that certain percentage limitations will be observed continuously in accordance with applicable law.
Each Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of the Underlying Index or in Depositary Receipts representing securities in the Underlying Index. Each Fund also has adopted a non-fundamental policy to provide its shareholders with at least 60 days’ prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, a Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.
Each Fund has adopted a non-fundamental limitation such that, under normal market conditions, any borrowings by the Fund will not exceed 10% of the Fund's net assets.
Each Fund may not purchase securities of other investment companies, except to the extent permitted by the 1940 Act. As a matter of policy, however, a Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the 1940 Act, at any time the Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1).
Continuous Offering
The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells such shares directly to customers or if it chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all of the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Listing Exchange generally is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.

Management
Trustees and Officers.  The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, or his or her resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of [___] funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Benjamin Archibald, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds' Trustees and officers may be found in this SAI, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).
Interested Trustees
Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Robert S. Kapito[1] (59)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Mark Wiedman[2] (45)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[1]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[2]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees
Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Cecilia H. Herbert (67)	Trustee (since 2005); Independent Board Chair (since 2016); Nominating and Governance Committee Chair (since 2016).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Director of Forward Funds (23 portfolios) (since 2009); Director of Salient MF Trust (4 portfolios) (since 2015).
Jane D. Carlin (60)	Trustee (since 2015); Risk Committee Chair (since 2016).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).
Charles A. Hurty (72)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).
John E. Kerrigan (60)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
John E. Martinez (54)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (51)	Trustee (since 2011); Equity Plus Committee Chair and 15(c) Committee Chair (since 2016).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

Officers
Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Manish Mehta (45)	President (since 2013).	Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI (2005-2009); Chief of Staff to the CEO, BGI (2005-2009).
Jack Gee (56)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).
Charles Park (48)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Benjamin Archibald (40)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the iShares exchange-traded funds (since 2015); Secretary of the BlackRock-advised mutual funds (since 2012).
Scott Radell (47)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).
Amy Schioldager (53)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).
The Board has concluded that, based on each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees, each Trustee should serve as a Trustee of the Board. Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Funds' investment adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s educational background or professional training; business, consulting, public service or academic positions; experience from service as a

Board member of the Funds and the other funds in the Trust (and any predecessor funds), other investment funds, public companies, or non-profit entities or other organizations; and/or other life experiences. Also, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee that led the Board to conclude that he or she should serve as a Trustee.
Robert Kapito has been a Trustee of the Trust since 2009. Mr. Kapito has served as a Director of iShares, Inc. since 2009, a Trustee of iShares U.S. ETF Trust since 2011 and a Director of BlackRock, Inc. since 2006. Mr. Kapito served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. In addition, he has over 20 years of experience as part of BlackRock, Inc. and BlackRock, Inc.’s predecessor entities. Mr. Kapito serves as President and Director of BlackRock, Inc., and is the Chairman of the Operating Committee, a member of the Office of the Chairman, the Leadership Committee and the Corporate Council. He is responsible for day-to-day oversight of BlackRock, Inc.'s key operating units, including the Account Management and Portfolio Management Groups, Real Estate Group and BlackRock Solutions®. Prior to assuming his current responsibilities in 2007, Mr. Kapito served as Head of BlackRock, Inc.'s Portfolio Management Group. In that role, he was responsible for overseeing all portfolio management within BlackRock, Inc., including the Fixed Income, Equity, Liquidity, and Alternative Investment Groups. Mr. Kapito serves as a member of the Board of Trustees of the University of Pennsylvania. He has also been President of the Board of Directors for the Hope & Heroes Children's Cancer Fund since 2002 and President of the Board of Directors for Periwinkle Theatre for Youth, a national non-profit arts-in-education organization, since 1983. Mr. Kapito earned a BS degree in economics from the Wharton School of the University of Pennsylvania in 1979, and an MBA degree from Harvard Business School in 1983.
Mark Wiedman has been a Trustee of the Trust since 2013. Mr. Wiedman has served as a Director of iShares, Inc. since 2013 and a Trustee of iShares U.S. ETF Trust since 2013. Mr. Wiedman served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2013 to 2015. Mr. Wiedman is the Global Head and Managing Director of iShares. In addition, he is a member of BlackRock, Inc.'s Global Executive Committee and Global Operating Committee. Prior to assuming his current responsibilities in 2011, Mr. Wiedman was the head of Corporate Strategy for BlackRock, Inc. Mr. Wiedman joined BlackRock, Inc. in 2004 to help start the advisory business, which evolved into the Financial Markets Advisory Group in BlackRock Solutions. This group advises financial institutions and governments on managing their capital markets exposures and businesses. Prior to BlackRock, Inc., he served as senior advisor and chief of staff for the Under Secretary for Domestic Finance at the U.S. Department of the Treasury and also was a management consultant at McKinsey & Co., advising financial institutions in the United States, Europe, and Japan. He has taught as an adjunct associate professor of law at Fordham University in New York and Renmin University in Beijing. Mr. Wiedman serves on the board of PennyMac Financial Services, Inc., a publicly-traded U.S. mortgage banking and investment management firm started in 2008, with BlackRock, Inc. as a sponsor. Mr. Wiedman earned an AB degree, Phi Beta Kappa, magna cum laude, in social studies from Harvard College in 1992 and a JD degree from Yale Law School in 1996.
John E. Martinez has been a Trustee of the Trust since 2003 and Chair of the Fixed Income Plus Committee of the Trust since 2016. Mr. Martinez served as Chair of the Securities Lending Committee of the Trust from 2012 to 2015. Mr. Martinez has served as a Director of iShares, Inc. since 2003, Chair of the Securities Lending Committee of iShares, Inc. from 2012 to 2015, Chair of the Fixed Income Plus Committee of iShares, Inc. since 2016, a Trustee of iShares U.S. ETF Trust since 2011, Chair of the Securities Lending Committee of iShares U.S. ETF Trust from 2012 to 2015 and Chair of the Fixed Income Plus Committee of iShares U.S. ETF Trust since 2016. Mr. Martinez served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Mr. Martinez is a Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.), providing governance oversight and consulting services to this privately held firm that develops products and strategies for homeowners in managing the equity in their homes. Mr. Martinez previously served as Director of Barclays Global Investors (BGI) UK Holdings, where he provided governance oversight representing BGI’s shareholders (Barclays PLC, BGI management shareholders) through oversight of BGI’s worldwide activities. Mr. Martinez also previously served as Co-Chief Executive Officer of the Global Index and Markets Group of BGI, Chairman of Barclays Global Investor Services and Chief Executive Officer of the Capital Markets Group of BGI. From 2003-2012, he was a Director and Executive Committee Member for Larkin Street Youth Services, providing governance oversight and strategy development to an agency that provides emergency and transitional housing, healthcare, education, job and life skills training to homeless youth. He now serves on the Larkin Street Honorary Board. Since 2012, Mr. Martinez has served as a Director for Reading Partners, an organization committed to making all children literate through one-on-one tutoring of students in grades K-4 who are not yet reading at grade level. Mr. Martinez has an AB degree in economics from The University of California, Berkeley and holds an MBA degree in finance and statistics from The University of Chicago Booth School of Business.

Cecilia H. Herbert has been a Trustee of the Trust since 2005, Board Chair of the Trust's Board since 2016 and Chair of the Nominating and Governance Committee of the Trust since 2016. Ms. Herbert served as Chair of the Nominating and Governance Committee and the Equity Plus Committee of the Trust from 2012 to 2015. Ms. Herbert has served as a Director of iShares, Inc. since 2005, Chair of the Nominating and Governance Committee of iShares, Inc. since 2016, Chair of the Nominating and Governance Committee and the Equity Plus Committee of iShares, Inc. from 2012 to 2015, Board Chair of the iShares, Inc.'s Board since 2016, a Trustee of iShares U.S. ETF Trust since 2011, Chair of the Nominating and Governance Committee of iShares U.S. ETF Trust since 2016, Chair of the Nominating and Governance Committee and the Equity Plus Committee of iShares U.S. ETF Trust from 2012 to 2015 and Board Chair of the iShares U.S. ETF Trust's Board since 2016. Ms. Herbert served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. In addition, Ms. Herbert has served as Trustee of the Forward Funds since 2009, which was purchased by Salient Partners in 2015 and has served as Trustee of the Salient MF Trust since 2015. She previously served as Trustee of the Pacific Select Funds from 2004 until 2005 and Trustee of the Montgomery Funds from 1992 until 2003. She was President of the Board of Catholic Charities CYO, the largest social services agency in the San Francisco Bay Area, from 2007 until 2011 and a member of that board from 1992 until 2013. She was past Chair from 1994 until 2005, and a member since 1992, of the Investment Council of the Archdiocese of San Francisco. She has served as Trustee of WNET, New York’s public media station, since 2011. She worked from 1973-1990 at J.P. Morgan/Morgan Guaranty Trust doing international corporate finance and corporate lending, retiring as Managing Director and Head of the West Coast Office. Ms. Herbert has been on numerous non-profit boards, chairing investment and finance committees. She holds a double major in economics and communications from Stanford University and an MBA from Harvard Business School.
Charles A. Hurty has been a Trustee of the Trust since 2005 and Chair of the Audit Committee of the Trust since 2006.
Mr. Hurty has served as a Director of iShares, Inc. since 2005, Chair of the Audit Committee of iShares, Inc. since 2006 and a Trustee and Chair of the Audit Committee of iShares U.S. ETF Trust since 2011. Mr. Hurty served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. In addition, Mr. Hurty serves as Director of the GMAM Absolute Return Strategy Fund since 2002, Director of the SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (formerly, Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC) since 2002 and was a Director of the CSFB Alternative Investment Funds from 2005 to December 2009, when the funds were liquidated. Mr. Hurty was formerly a Partner at KPMG, LLP from 1968 to 2001. Mr. Hurty has a BS degree in accounting from the University of Kansas.
John E. Kerrigan has been a Trustee of the Trust since 2005 and Chair of the Securities Lending Committee of the Trust since 2016. Mr. Kerrigan served as Chair of the Nominating and Governance Committee of the Trust from 2010 until 2012 and Chair of the Fixed Income Plus Committee of the Trust from 2012 to 2015. Mr. Kerrigan has served as a Director of iShares, Inc. since 2005, Chair of the Fixed Income Plus Committee of iShares, Inc. from 2012 to 2015, Chair of the Nominating and Governance Committee of iShares, Inc. from 2010 until 2012, Chair of the Securities Lending Committee of iShares, Inc. since 2016, a Trustee of iShares U.S. ETF Trust since 2011, Chair of the Fixed Income Plus Committee of iShares U.S. ETF Trust from 2012 to 2015, Chair of the Nominating and Governance Committee of iShares U.S. ETF Trust from 2011 until 2012 and Chair of the Securities Lending Committee of iShares U.S. ETF Trust since 2016. Mr. Kerrigan served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Mr. Kerrigan serves as Chief Investment Officer, Santa Clara University since 2002. Mr. Kerrigan was formerly a Managing Director at Merrill Lynch & Co., including the following responsibilities: Managing Director, Institutional Client Division, Western United States. Mr. Kerrigan is a Trustee, since 2008, of Sacred Heart Schools, Atherton, CA, and Director, since 1999, of The BASIC Fund (Bay Area Scholarships for Inner City Children). Mr. Kerrigan has a BA degree from Boston College and is a Chartered Financial Analyst Charterholder.
Madhav V. Rajan has been a Trustee of the Trust since 2011 and Chair of the Equity Plus Committee and 15(c) Committee of the Trust since 2016. Mr. Rajan served as Chair of the Nominating and Governance Committee of the Trust in 2016 and Chair of the 15(c) Committee of the Trust from 2012 to 2015. Mr. Rajan has served as a Director of iShares, Inc. since 2011, Chair of the Nominating and Governance Committee of iShares, Inc. in 2016, Chair of the 15(c) Committee of iShares, Inc. from 2012 to 2015, Chair of the Equity Plus Committee and 15(c) Committee of iShares, Inc. since 2016, a Trustee of iShares U.S. ETF Trust since 2011, Chair of the Nominating and Governance Committee of iShares U.S. ETF Trust in 2016, Chair of the 15(c) Committee of iShares U.S. ETF Trust from 2012 to 2015 and Chair of the Equity Plus Committee and 15(c) Committee of iShares U.S. ETF Trust since 2016. Mr. Rajan served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2011 to 2015. Mr. Rajan is the Robert K. Jaedicke Professor of Accounting at the Stanford University Graduate School of Business. He has taught accounting for over 20 years to undergraduate, MBA and law students, as well as to senior executives. Mr. Rajan serves as the Senior Associate Dean for Academic Affairs and head of the MBA Program at the Stanford University Graduate School of Business. Mr. Rajan served as editor of “The Accounting Review” from 2002 to 2008 and is co-author of “Cost

Accounting: A Managerial Emphasis,” a leading cost accounting textbook. Mr. Rajan holds MS, MBA and Ph.D. degrees in accounting from Carnegie Mellon University.
Jane D. Carlin has been a Trustee of the Trust since 2015 and Chair of the Risk Committee since 2016. Ms. Carlin has served as a Director of iShares, Inc. since 2015, Chair of the Risk Committee of iShares, Inc. since 2016, a Trustee of iShares U.S. ETF Trust since 2015 and Chair of the Risk Committee of iShares U.S. ETF Trust since 2016. Ms. Carlin served as Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley from 2006 to 2012. In addition, Ms. Carlin served as Managing Director and Global Head of the Bank Operational Risk Oversight Department of Credit Suisse Group from 2003 to 2006. Prior to that, Ms. Carlin served as Managing Director and Deputy General Counsel of Morgan Stanley. Ms. Carlin has over 30 years of experience in the financial sector and has served in a number of legal, regulatory, and risk management positions. Ms. Carlin has served as an Independent Director on the Board of PHH Corporation since 2012. She previously served as a Director on the Boards of Astoria Financial Corporation and Astoria Bank. Ms. Carlin was appointed by the United States Treasury to the Financial Services Sector Coordinating Council for Critical Infrastructure Protection and Homeland Security, where she served as Chairperson from 2010 to 2012 and Vice Chair and Chair of the Cyber Security Committee from 2009 to 2010. Ms. Carlin has a BA degree in political science from State University of New York at Stony Brook and a JD degree from Benjamin N. Cardozo School of Law.
Board – Leadership Structure and Oversight Responsibilities
Overall responsibility for oversight of the Funds rests with the Board. The Board has engaged BFA to manage the Funds on a day-to-day basis. The Board is responsible for overseeing BFA and other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of nine members, seven of whom are Independent Trustees. The Board currently conducts regular in person meetings five times a year. In addition, the Board frequently holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees meet regularly outside the presence of management, in executive session or with other service providers to the Trust.
The Board has appointed an Independent Trustee to serve in the role of Board Chair. The Board Chair’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Board Chair may also perform such other functions as may be delegated by the Board from time to time. The Board has established six standing Committees: a Nominating and Governance Committee, an Audit Committee, a 15(c) Committee, a Securities Lending Committee, an Equity Plus Committee and a Fixed Income Plus Committee to assist the Board in the oversight and direction of the business and affairs of the Funds, and from time to time the Board may establish ad-hoc committees or informal working groups to review and address the policies and practices of the Funds with respect to certain specified matters. The Risk Committee has been established by the Board as an ad hoc Committee. The Chair of each standing Committee is an Independent Trustee. The role of the Chair of each Committee is to preside at all meetings of the Committee and to act as a liaison with service providers, officers, attorneys and other Trustees between meetings. Each standing Committee meets regularly to conduct the oversight functions delegated to the Committee by the Board and reports its finding to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and it allocates areas of responsibility among committees of Independent Trustees and the full Board to enhance effective oversight.
Day-to-day risk management with respect to the Funds is the responsibility of BFA or other service providers (depending on the nature of the risk), subject to the supervision of BFA. Each Fund is subject to a number of risks, including investment, compliance, operational, reputational, counterparty and valuation risks, among others. While there are a number of risk management functions performed by BFA and other service providers, as applicable, it is not possible to identify and eliminate all of the risks applicable to the Funds. The Trustees have an oversight role in this area, satisfying themselves that risk management processes and controls are in place and operating effectively. Risk oversight forms part of the Board’s general oversight of each Fund and is addressed as part of various Board and committee activities. In some cases, risk management issues are specifically addressed in presentations and discussions. For example, BFA has an independent dedicated Risk and Quantitative Analysis (“RQA”) Group that assists BFA in managing fiduciary and corporate risks, including investment, operational, counterparty credit and enterprise risk. Representatives of RQA meet with the Board to discuss their analysis and methodologies, as well as specific risk topics such as operational and counterparty risks relating to the Funds.

The Board, directly or through a committee, also reviews reports from, among others, management and the independent registered public accounting firm for the Trust, as appropriate, regarding risks faced by each Fund and management’s risk functions. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Trust's compliance program, including assessments by independent third parties, and reports to the Board regarding compliance matters for the Trust and its principal service providers. In testing and maintaining the compliance program, the Chief Compliance Officer (and his or her delegates) assesses key compliance risks affecting each Fund, and addresses them in periodic reports to the Board. In addition, the Audit Committee meets with both the Funds' independent registered public accounting firm and BFA’s internal audit group to review risk controls in place that support each Fund as well as test results. Board oversight of risk is also performed as needed between meetings through communications between BFA and the Board. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities. From time to time, the Board may modify the manner in which it conducts risk oversight. The Board’s oversight role does not make it a guarantor of the Funds' investment performance or other activities.
Committees of the Board of Trustees.  The members of the Audit Committee are Charles A. Hurty, John E. Kerrigan and Madhav V. Rajan. The Chair of the Audit Committee is Charles A. Hurty. The purposes of the Audit Committee are to assist the Board (i) in its oversight of the Trust's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (ii) in its oversight of the Trust's financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); (iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Trust's accounting and financial reporting, internal controls, compliance controls and independent audits; and (vi) to assume such other responsibilities as may be delegated by the Board. The Audit Committee met four times during the fiscal year ended March 31, 2016.
The members of the Nominating and Governance Committee are Cecilia H. Herbert, Jane D. Carlin, John E. Martinez and Madhav V. Rajan, all of whom are Independent Trustees. The Chair of the Nominating and Governance Committee is Cecilia H. Herbert. The Nominating and Governance Committee nominates individuals for Independent Trustee membership on the Board. The Nominating and Governance Committee functions include, but are not limited to, the following: (i) reviewing the qualifications of any person properly identified or nominated to serve as an Independent Trustee; (ii) recommending to the Board and current Independent Trustees the nominee(s) for appointment as an Independent Trustee by the Board and current Independent Trustees and/or for election as Independent Trustees by shareholders to fill any vacancy for a position of Independent Trustee(s) on the Board; (iii) recommending to the Board and current Independent Trustees the size and composition of the Board and Board committees and whether they comply with applicable laws and regulations; (iv) recommending a current Independent Trustee to the Board and current Independent Trustees to serve as Board Chair; (v) periodic review of the Board's retirement policy; and (vi) recommending an appropriate level of compensation for the Independent Trustees for their services as Trustees, members or chairpersons of committees of the Board, Board Chair and any other positions as the Nominating and Governance Committee considers appropriate. The Nominating and Governance Committee does not consider Board nominations recommended by shareholders (acting solely in their capacity as a shareholder and not in any other capacity). The Nominating and Governance Committee met three times during the fiscal year ended March 31, 2016.
Each Independent Trustee serves on the 15(c) Committee. The Chair of the 15(c) Committee is Madhav V. Rajan. The principal responsibilities of the 15(c) Committee are to support, oversee and organize on behalf of the Board the process for the annual review and renewal of the Trust's advisory and sub-advisory agreements. These responsibilities include: (i) meeting with BlackRock, Inc. in advance of the Board meeting at which the Trust's advisory and sub-advisory agreements are to be considered to discuss generally the process for providing requested information to the Board and the format in which information will be provided; and (ii) considering and discussing with BlackRock, Inc. such other matters and information as may be necessary and appropriate for the Board to evaluate the investment advisory and sub-advisory agreements of the Trust. The 15(c) Committee met two times during the fiscal year ended March 31, 2016.
The members of the Securities Lending Committee are John E. Kerrigan, Jane D. Carlin and Madhav V. Rajan, all of whom are Independent Trustees. The Chair of the Securities Lending Committee is John E. Kerrigan. The principal responsibilities of the Securities Lending Committee are to support, oversee and organize on behalf of the Board the process for oversight of the Trust's securities lending activities. These responsibilities include: (i) requesting that certain information be provided to the Committee for its review and consideration prior to such information being provided to the Board; (ii) considering and discussing with BlackRock, Inc. such other matters and information as may be necessary and appropriate for the Board to oversee the Trust's securities lending activities and make required findings and approvals; and (iii) providing a recommendation to the Board regarding the annual approval of the Trust's Securities Lending Guidelines and the required findings with respect to, and annual approval of, the Trust's agreement with the lending agent. The Securities Lending Committee met six times during the fiscal year ended March 31, 2016.
The members of the Equity Plus Committee are Charles A. Hurty, John E. Kerrigan and Madhav V. Rajan, all of whom are Independent Trustees. The Chair of the Equity Plus Committee is Madhav V. Rajan. The principal responsibilities of the Equity Plus Committee are to support, oversee and organize on behalf of the Board the process for oversight of Trust performance and related matters for equity funds. These responsibilities include: (i) reviewing quarterly reports regarding Trust performance, secondary market trading and changes in net assets to identify any matters that should be brought to the attention of the Board; and (ii) considering any performance or investment related matters as may be delegated to the Committee by the Board from time to time and providing a report or recommendation to the Board as appropriate. The Equity Plus Committee met four times during the fiscal year ended March 31, 2016.
The members of the Fixed Income Plus Committee are Jane D. Carlin and John E. Martinez, all of whom are Independent Trustees. The Chair of the Fixed Income Plus Committee is John E. Martinez. The principal responsibilities of the Fixed Income Plus Committee are to support, oversee and organize on behalf of the Board the process for oversight of Trust performance and related matters for fixed-income or multi-asset funds. These responsibilities include: (i) reviewing quarterly reports regarding Trust performance, secondary market trading and changes in net assets to identify any matters that should be brought to the attention of the Board; and (ii) considering any performance or investment related matters as may be delegated to the Committee by the Board from time to time and providing a report or recommendation to the Board as appropriate. The Fixed Income Plus Committee met four times during the fiscal year ended March 31, 2016.
The members of the ad hoc Risk Committee are Charles A. Hurty, John E. Martinez and Jane D. Carlin, all of whom are Independent Trustees. The Chair of the Risk Committee is Jane D. Carlin. The principal responsibilities of the Risk Committee are to consider and organize on behalf of the Board risk related matters of the Funds so the Board may most effectively structure itself to oversee them. The Risk Committee commenced on January 1, 2016. The Risk Committee met one time during the fiscal period between January 1, 2016 and March 31, 2016.
As the Board Chair of the Board, Cecilia H. Herbert may serve as an ex-officio member of each Committee.
The following table sets forth, as of December 31, 2015, the dollar range of equity securities beneficially owned by each Trustee in the Funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust. If a fund is not listed below, the Trustee did not own any securities in that fund as of the date indicated above:
Name of Trustee	Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Robert S. Kapito	None	None	None

Mark Wiedman	None	None	None

John E. Martinez	iShares Core MSCI Emerging Markets ETF	$50,001-$100,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Mid-Cap ETF	$10,001-$50,000
	iShares Core S&P Small-Cap ETF	$10,001-$50,000
	iShares Core S&P Total U.S. Stock Market ETF	$1-$10,000
	iShares Global Consumer Staples ETF	Over $100,000
	iShares MSCI All Country Asia ex Japan ETF	Over $100,000

Name of Trustee	Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares MSCI EAFE ETF	Over $100,000
	iShares Russell 1000 ETF	Over $100,000
	iShares Russell 1000 Value ETF	Over $100,000
	iShares Russell 2000 ETF	Over $100,000
	iShares TIPS Bond ETF	$50,001-$100,000

Cecilia H. Herbert	iShares China Large-Cap ETF	Over $100,000	Over $100,000
	iShares Core Dividend Growth ETF	$10,001-$50,000
	iShares Core High Dividend ETF	$1-$10,000
	iShares Core MSCI Emerging Markets ETF	$10,001-$50,000
	iShares Core MSCI Total International Stock ETF	$10,001-$50,000
	iShares Core S&P Small-Cap ETF	$1-$10,000
	iShares Core S&P Total U.S. Stock Market ETF	$10,001-$50,000
	iShares Core U.S. Growth ETF	$50,001-$100,000
	iShares Core U.S. Value ETF	$10,001-$50,000
	iShares iBoxx $ High Yield Corporate Bond ETF	$10,001-$50,000
	iShares International Select Dividend ETF	$1-$10,000
	iShares MSCI EAFE ETF	$1-$10,000
	iShares MSCI Emerging Markets ETF	$1-$10,000
	iShares MSCI Japan ETF	$10,001-$50,000
	iShares National Muni Bond ETF	$10,001-$50,000
	iShares U.S. Preferred Stock ETF	$10,001-$50,000

Charles A. Hurty	iShares China Large-Cap ETF	$10,001-$50,000	Over $100,000
	iShares Core Growth Allocation ETF	$50,001-$100,000
	iShares Core High Dividend ETF	$10,001-$50,000
	iShares Core Moderate Allocation ETF	$50,001-$100,000
	iShares Core MSCI Emerging Markets ETF	$10,001-$50,000
	iShares Core S&P 500 ETF	$10,001-$50,000
	iShares Global Energy ETF	$10,001-$50,000
	iShares Global Healthcare ETF	$10,001-$50,000
	iShares Global Tech ETF	$10,001-$50,000
	iShares MSCI EAFE ETF	$10,001-$50,000
	iShares Russell 2000 ETF	$10,001-$50,000
	iShares U.S. Basic Materials ETF	$10,001-$50,000
	iShares U.S. Energy ETF	$10,001-$50,000
	iShares U.S. Technology ETF	$50,001-$100,000

Name of Trustee	Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies

John E. Kerrigan	iShares MSCI ACWI ETF	$10,001-$50,000	Over $100,000
	iShares MSCI ACWI ex U.S. ETF	Over $100,000
	iShares Short-Term National Muni Bond ETF	Over $100,000

Madhav V. Rajan	iShares Core Dividend Growth ETF	Over $100,000	Over $100,000
	iShares Core High Dividend ETF	Over $100,000
	iShares Core MSCI Emerging Markets ETF	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares iBoxx $ High Yield Corporate Bond ETF	Over $100,000
	iShares iBoxx $ Investment Grade Corporate Bond ETF	Over $100,000
	iShares Russell 2000 ETF	Over $100,000
	iShares Select Dividend ETF	Over $100,000

Jane D. Carlin	iShares Core MSCI EAFE ETF	$50,001-$100,000	Over $100,000
	iShares Core S&P Small-Cap ETF	$10,001-$50,000
	iShares Global Tech ETF	$10,001-$50,000
As of December 31, 2015, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of BFA (the Funds' investment adviser), the Distributor or any person controlling, controlled by or under common control with BFA or the Distributor.
Remuneration of Trustees.  Prior to January 1, 2016, each current Independent Trustee was paid an annual retainer of $300,000 for his or her services as a Board member to the BlackRock-advised Funds in the Exchange-Traded Fund Complex, together with out-of-pocket expenses in accordance with the Board's policy on travel and other business expenses relating to attendance at meetings. The Independent Chairman of the Boards (Robert H. Silver) was paid an additional annual retainer of $50,000. The Chair of the Audit Committees (Charles A. Hurty) was paid an additional annual retainer of $40,000. The Chair of each of the Nominating and Governance Committees (Cecilia H. Herbert), Equity Plus Committees (Cecilia H. Herbert), Fixed Income Plus Committees (John H. Kerrigan), Securities Lending Committees (John E. Martinez) and 15(c) Committees (Madhav V. Rajan) was paid an additional annual retainer of $15,000. Each Independent Trustee that served as a director of subsidiaries of the Exchange-Traded Fund Complex is paid an additional annual retainer of $10,000 (plus an additional $1,772 paid annually to compensate for taxes due in the Republic of Mauritius in connection with such Trustee’s service on the boards of certain Mauritius-based subsidiaries).
After January 1, 2016, the annual retainer for the then-current standing and ad hoc committee chairs became $25,000, except for the Audit Committee Chair, whose retainer was unchanged. The annual retainer for services as a Board member, the annual retainer for the Independent Chair, and the annual retainer as a director of the Mauritius-based subsidiaries of the Exchange-Traded Fund Complex were unchanged. Cecilia H. Herbert does not receive an annual retainer for her service as Chair of the Nominating and Governance Committee.
The table below sets forth the compensation earned by each Independent Trustee and Interested Trustee from each Fund for the fiscal year ended March 31, 2016 and the aggregate compensation paid to them by the Exchange-Traded Complex for the calendar year ended December 31, 2015.

Name of Trustee	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P Total U.S. Stock Market ETF
Independent Trustees:

Robert H. Silver[1]	$____	$____	$____	$____
John E. Martinez	____	____	____	____
Cecilia H. Herbert	____	____	____	____
Charles A. Hurty	____	____	____	____
John E. Kerrigan	____	____	____	____
Madhav V. Rajan	____	____	____	____
Jane D. Carlin	____	____	____	____

Interested Trustees:

Robert S. Kapito	$ 0	$ 0	$ 0	$ 0
Mark Wiedman	0	0	0	0

Name of Trustee	iShares Core U.S. Growth ETF	iShares Core U.S. Value ETF	iShares Europe ETF	iShares Global 100 ETF
Independent Trustees:

Robert H. Silver[1]	$____	$____	$____	$____
John E. Martinez	____	____	____	____
Cecilia H. Herbert	____	____	____	____
Charles A. Hurty	____	____	____	____
John E. Kerrigan	____	____	____	____
Madhav V. Rajan	____	____	____	____
Jane D. Carlin	____	____	____	____

Interested Trustees:

Robert S. Kapito	$ 0	$ 0	$ 0	$ 0
Mark Wiedman	0	0	0	0

Name of Trustee	iShares Global Clean Energy ETF	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF
Independent Trustees:

Robert H. Silver[1]	$____	$____	$____	$____
John E. Martinez	____	____	____	____
Cecilia H. Herbert	____	____	____	____
Charles A. Hurty	____	____	____	____
John E. Kerrigan	____	____	____	____
Madhav V. Rajan	____	____	____	____
Jane D. Carlin	____	____	____	____

Interested Trustees:

Robert S. Kapito	$ 0	$ 0	$ 0	$ 0
Mark Wiedman	0	0	0	0

Name of Trustee	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF	iShares Global Infrastructure ETF
Independent Trustees:

Robert H. Silver[1]	$____	$____	$____	$____
John E. Martinez	____	____	____	____
Cecilia H. Herbert	____	____	____	____
Charles A. Hurty	____	____	____	____
John E. Kerrigan	____	____	____	____
Madhav V. Rajan	____	____	____	____
Jane D. Carlin	____	____	____	____

Interested Trustees:

Robert S. Kapito	$ 0	$ 0	$ 0	$ 0
Mark Wiedman	0	0	0	0

Name of Trustee	iShares Global Telecom ETF	iShares Global Utilities ETF	iShares International Developed Property ETF	iShares International Preferred Stock ETF
Independent Trustees:

Robert H. Silver[1]	$____	$____	$____	$____
John E. Martinez	____	____	____	____
Cecilia H. Herbert	____	____	____	____
Charles A. Hurty	____	____	____	____
John E. Kerrigan	____	____	____	____
Madhav V. Rajan	____	____	____	____
Jane D. Carlin	____	____	____	____

Interested Trustees:

Robert S. Kapito	$ 0	$ 0	$ 0	$ 0
Mark Wiedman	0	0	0	0

Name of Trustee	iShare JPX-Nikkei 400 ETF	iShares Micro-Cap ETF	iShares Mortgage Real Estate Capped ETF	iShares Nasdaq Biotechnology ETF
Independent Trustees:

Robert H. Silver[1]	$____	$____	$____	$____
John E. Martinez	____	____	____	____
Cecilia H. Herbert	____	____	____	____
Charles A. Hurty	____	____	____	____
John E. Kerrigan	____	____	____	____
Madhav V. Rajan	____	____	____	____
Jane D. Carlin	____	____	____	____

Interested Trustees:

Robert S. Kapito	$ 0	$ 0	$ 0	$ 0
Mark Wiedman	0	0	0	0

Name of Trustee	iShares North American Natural Resources ETF	iShares North American Tech ETF	iShares North American Tech-Multimedia Networking ETF	iShares North American Tech-Software ETF
Independent Trustees:

Robert H. Silver[1]	$____	$____	$____	$____
John E. Martinez	____	____	____	____
Cecilia H. Herbert	____	____	____	____
Charles A. Hurty	____	____	____	____
John E. Kerrigan	____	____	____	____
Madhav V. Rajan	____	____	____	____
Jane D. Carlin	____	____	____	____

Interested Trustees:

Robert S. Kapito	$ 0	$ 0	$ 0	$ 0
Mark Wiedman	0	0	0	0

Name of Trustee	iShares PHLX Semiconductor ETF	iShares Residential Real Estate Capped ETF	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF
Independent Trustees:

Robert H. Silver[1]	$____	$____	$____	$____
John E. Martinez	____	____	____	____
Cecilia H. Herbert	____	____	____	____
Charles A. Hurty	____	____	____	____
John E. Kerrigan	____	____	____	____
Madhav V. Rajan	____	____	____	____
Jane D. Carlin	____	____	____	____

Interested Trustees:

Robert S. Kapito	$ 0	$ 0	$ 0	$ 0
Mark Wiedman	0	0	0	0

Name of Trustee	iShares Russell 1000 Value ETF	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF
Independent Trustees:

Robert H. Silver[1]	$____	$____	$____	$____
John E. Martinez	____	____	____	____
Cecilia H. Herbert	____	____	____	____
Charles A. Hurty	____	____	____	____
John E. Kerrigan	____	____	____	____
Madhav V. Rajan	____	____	____	____
Jane D. Carlin	____	____	____	____

Interested Trustees:

Robert S. Kapito	$ 0	$ 0	$ 0	$ 0
Mark Wiedman	0	0	0	0

Name of Trustee	iShares Russell 3000 ETF	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF
Independent Trustees:

Robert H. Silver[1]	$____	$____	$____	$____
John E. Martinez	____	____	____	____
Cecilia H. Herbert	____	____	____	____
Charles A. Hurty	____	____	____	____
John E. Kerrigan	____	____	____	____
Madhav V. Rajan	____	____	____	____
Jane D. Carlin	____	____	____	____

Interested Trustees:

Robert S. Kapito	$ 0	$ 0	$ 0	$ 0
Mark Wiedman	0	0	0	0

Name of Trustee	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF	iShares S&P 100 ETF
Independent Trustees:

Robert H. Silver[1]	$____	$____	$____	$____
John E. Martinez	____	____	____	____
Cecilia H. Herbert	____	____	____	____
Charles A. Hurty	____	____	____	____
John E. Kerrigan	____	____	____	____
Madhav V. Rajan	____	____	____	____
Jane D. Carlin	____	____	____	____

Interested Trustees:

Robert S. Kapito	$ 0	$ 0	$ 0	$ 0
Mark Wiedman	0	0	0	0

Name of Trustee	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF	iShares S&P Mid-Cap 400 Value ETF
Independent Trustees:

Robert H. Silver[1]	$____	$____	$____	$____
John E. Martinez	____	____	____	____
Cecilia H. Herbert	____	____	____	____
Charles A. Hurty	____	____	____	____
John E. Kerrigan	____	____	____	____
Madhav V. Rajan	____	____	____	____
Jane D. Carlin	____	____	____	____

Interested Trustees:

Robert S. Kapito	$ 0	$ 0	$ 0	$ 0
Mark Wiedman	0	0	0	0

Name of Trustee	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF	iShares U.S. Aerospace & Defense ETF	iShares U.S. Broker-Dealers & Securities Exchanges ETF
Independent Trustees:

Robert H. Silver[1]	$____	$____	$____	$____
John E. Martinez	____	____	____	____
Cecilia H. Herbert	____	____	____	____
Charles A. Hurty	____	____	____	____
John E. Kerrigan	____	____	____	____
Madhav V. Rajan	____	____	____	____
Jane D. Carlin	____	____	____	____

Interested Trustees:

Robert S. Kapito	$ 0	$ 0	$ 0	$ 0
Mark Wiedman	0	0	0	0

Name of Trustee	iShares U.S. Healthcare Providers ETF	iShares U.S. Home Construction ETF	iShares U.S. Insurance ETF	iShares U.S. Medical Devices ETF
Independent Trustees:

Robert H. Silver[1]	$____	$____	$____	$____
John E. Martinez	____	____	____	____
Cecilia H. Herbert	____	____	____	____
Charles A. Hurty	____	____	____	____
John E. Kerrigan	____	____	____	____
Madhav V. Rajan	____	____	____	____
Jane D. Carlin	____	____	____	____

Interested Trustees:

Robert S. Kapito	$ 0	$ 0	$ 0	$ 0
Mark Wiedman	0	0	0	0

Name of Trustee	iShares U.S. Oil & Gas Exploration & Production ETF	iShares U.S. Oil Equipment & Services ETF	iShares U.S. Pharmaceuticals ETF	iShares U.S. Preferred Stock ETF
Independent Trustees:

Robert H. Silver[1]	$____	$____	$____	$____
John E. Martinez	____	____	____	____
Cecilia H. Herbert	____	____	____	____
Charles A. Hurty	____	____	____	____
John E. Kerrigan	____	____	____	____
Madhav V. Rajan	____	____	____	____
Jane D. Carlin	____	____	____	____

Interested Trustees:

Robert S. Kapito	$ 0	$ 0	$ 0	$ 0
Mark Wiedman	0	0	0	0

Name of Trustee	iShares U.S. Real Estate ETF	iShares U.S. Regional Banks ETF	iShares U.S. Telecommunications ETF
Independent Trustees:

Robert H. Silver[1]	$____	$____	$____
John E. Martinez	____	____	____
Cecilia H. Herbert	____	____	____
Charles A. Hurty	____	____	____
John E. Kerrigan	____	____	____
Madhav V. Rajan	____	____	____
Jane D. Carlin	____	____	____

Interested Trustees:

Robert S. Kapito	$ 0	$ 0	$ 0
Mark Wiedman	0	0	0

Name of Trustee	Pension or Retirement Benefits Accrued As Part of Trust Expenses[2]	Estimated Annual Benefits Upon Retirement[2]	Total Compensation From the Funds and Fund Complex[3]
Independent Trustees:

Robert H. Silver[1]	Not Applicable	Not Applicable	$______
John E. Martinez	Not Applicable	Not Applicable	______
Cecilia H. Herbert	Not Applicable	Not Applicable	______
Charles A. Hurty	Not Applicable	Not Applicable	______
John E. Kerrigan	Not Applicable	Not Applicable	______
Madhav V. Rajan	Not Applicable	Not Applicable	______
Jane D. Carlin	Not Applicable	Not Applicable	______ [4]

Interested Trustees:

Robert S. Kapito	Not Applicable	Not Applicable	$ 0
Mark Wiedman	Not Applicable	Not Applicable	0

[1]	Served as an Interested Trustee through March 31, 2016.
[2]	No Trustee or officer is entitled to any pension or retirement benefits from the Trust.
[3]	Includes compensation for service on the Board of Trustees of iShares U.S. ETF Trust and the Boards of Directors of iShares, Inc. and iShares MSCI Russia Capped ETF, Inc.
[4]	Total compensation is shown for Jane D. Carlin for the period February 3, 2015 through December 31, 2015 because she was appointed to serve as an Independent Trustee of the Trust effective February 3, 2015.
Control Persons and Principal Holders of Securities.
The Trustees and officers of the Trust collectively owned less than 1% of each Fund's outstanding shares as of [June 30, 2016].
Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company (“DTC”) participants (as defined below), as of [June 30, 2016], the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding shares of a Fund were as follows:

Fund	Name	Percentage of Ownership
iShares Core S&P 500 ETF		%
%
%
%
%

iShares Core S&P Mid-Cap ETF		%
%
%
%
%

iShares Core S&P Small-Cap ETF		%
%
%
%
%

iShares Core S&P Total U.S. Stock Market ETF		%
%
%
%
%

iShares Core U.S. Growth ETF		%
%
%
%
%

iShares Core U.S. Value ETF		%
%
%
%
%

iShares Europe ETF		%
%
%
%
%

iShares Global 100 ETF		%
%
%
%
%

Fund	Name	Percentage of Ownership
iShares Global Clean Energy ETF		%
%
%
%
%

iShares Global Consumer Discretionary ETF		%
%
%
%
%

iShares Global Consumer Staples ETF		%
%
%
%
%

iShares Global Energy ETF		%
%
%
%
%
%

iShares Global Financials ETF		%
%
%
%
%

iShares Global Healthcare ETF		%
%
%
%
%

iShares Global Industrials ETF		%
%
%
%
%

iShares Global Infrastructure ETF		%
%
%
%
%

Fund	Name	Percentage of Ownership

iShares Global Telecom ETF		%
%
%
%
%

iShares Global Utilities ETF		%
%
%
%
%

iShares International Developed Property ETF		%
%
%
%
%

iShares International Preferred Stock ETF		%
%
%
%
%

iShares JPX-Nikkei 400 ETF		%
%
%
%
%

iShares Micro-Cap ETF		%
%
%
%
%
iShares Mortgage Real Estate Capped ETF		%
%
%
%
%

iShares Nasdaq Biotechnology ETF		%
%
%
%
%

Fund	Name	Percentage of Ownership
iShares North American Natural Resources ETF		%
%
%
%
%

iShares North American Tech ETF		%
%
%
%
%

iShares North American Tech-Multimedia Networking ETF		%
%
%
%
%

iShares North American Tech-Software ETF		%
%
%
%
%

iShares PHLX Semiconductor ETF		%
%
%
%
%

iShares Residential Real Estate Capped ETF		%
%
%
%
%

iShares Russell 1000 ETF		%
%
%
%
%

iShares Russell 1000 Growth ETF		%
%
%
%
%

Fund	Name	Percentage of Ownership
iShares Russell 1000 Value ETF		%
%
%
%
%

iShares Russell 2000 ETF		%
%
%
%
%

iShares Russell 2000 Growth ETF		%
%
%
%
%

iShares Russell 2000 Value ETF		%
%
%
%
%

iShares Russell 3000 ETF		%
%
%
%
%

iShares Russell Mid-Cap ETF		%
%
%
%
%

iShares Russell Mid-Cap Growth ETF		%
%
%
%
%

iShares Russell Mid-Cap Value ETF		%
%
%
%
%

Fund	Name	Percentage of Ownership
iShares Russell Top 200 ETF		%
%
%
%
%

iShares Russell Top 200 Growth ETF		%
%
%
%
%

iShares Russell Top 200 Value ETF		%
%
%
%
%

iShares S&P 100 ETF		%
%
%
%
%

iShares S&P 500 Growth ETF		%
%
%
%
%

iShares S&P 500 Value ETF		%
%
%
%
%

iShares S&P Mid-Cap 400 Growth ETF		%
%
%
%
%

iShares S&P Mid-Cap 400 Value ETF		%
%
%
%
%

Fund	Name	Percentage of Ownership
iShares S&P Small-Cap 600 Growth ETF		%
%
%
%
%

iShares S&P Small-Cap 600 Value ETF		%
%
%
%
%

iShares U.S. Aerospace & Defense ETF		%
%
%
%
%

iShares U.S. Broker-Dealers & Securities Exchanges ETF		%
%
%
%
%

iShares U.S. Healthcare Providers ETF		%
%
%
%
%

iShares U.S. Home Construction ETF		%
%
%
%
%

iShares U.S. Insurance ETF		%
%
%
%
%

iShares U.S. Medical Devices ETF		%
%
%
%
%

Fund	Name	Percentage of Ownership
iShares U.S. Oil & Gas Exploration & Production ETF		%
%
%
%
%

iShares U.S. Oil Equipment & Services ETF		%
%
%
%
%

iShares U.S. Pharmaceuticals ETF		%
%
%
%
%

iShares U.S. Preferred Stock ETF		%
%
%
%
%

iShares U.S. Real Estate ETF		%
%
%
%
%

iShares U.S. Regional Banks ETF		%
%
%
%
%

iShares U.S. Telecommunications ETF		%
%
%
%
%

Potential Conflicts of Interest.  The PNC Financial Services Group, Inc. (“PNC”) has a significant economic interest in BlackRock, Inc., the parent of BFA, the Funds' investment adviser. BlackRock, Inc. and PNC are considered to be affiliated persons of one another under the 1940 Act. Certain activities of BFA, BlackRock, Inc. and their affiliates (collectively, “BlackRock”) and PNC and its affiliates (collectively, “PNC” and together with BlackRock, “Affiliates”), with respect to the Funds and/or other accounts managed by BlackRock or PNC, may give rise to actual or perceived conflicts of interest such as those described below.

BlackRock is one of the world's largest asset management firms. PNC is a diversified financial services organization spanning the retail, business and corporate markets. BlackRock, PNC and their respective affiliates (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged worldwide in businesses, including managing equities, fixed-income securities, cash and alternative investments, and banking and other financial services, and have interests other than that of managing a Fund. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage a Fund and its shareholders. These businesses and interests include potential multiple advisory, transactional, financial and other relationships with, or interests in, companies, and interests in securities or other instruments that may be purchased or sold by a Fund.
BlackRock and its Affiliates have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as a Fund. One or more Affiliates are also major participants in the global currency, equities, swap and fixed-income markets, in each case, for the accounts of customers and, in some cases, on a proprietary basis. As such, one or more Affiliates are or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on a Fund's performance. Such transactions, particularly in respect of most proprietary accounts or client accounts, will be executed independently of a Fund's transactions and thus at prices or rates that may be more or less favorable than those obtained by a Fund.
When BlackRock and its Affiliates seek to purchase or sell the same assets for their managed accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock or its Affiliates may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock or its Affiliates implement a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock or its Affiliates may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.
Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock or its Affiliates. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) one or more Affiliates or their other accounts or funds, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) one or more Affiliates or their other accounts or funds.
In certain circumstances, BlackRock, on behalf of a Fund, may seek to buy from or sell securities to another fund or account advised by BlackRock or an Affiliate. BlackRock may (but is not required to) effect purchases and sales between BlackRock clients or clients of Affiliates (“cross trades”), including a Fund, if BlackRock believes such transactions are appropriate based on each party's investment objectives and guidelines, subject to applicable law and regulation. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit BlackRock’s decision to engage in these transactions for a Fund. BlackRock may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions. On any occasion when a Fund participates in a cross trade, BlackRock will comply with procedures adopted under applicable rules and SEC guidance.
BlackRock and its Affiliates and their clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of a Fund's investments may be negatively impacted by the activities of BlackRock or its Affiliates or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of a Fund’s investment activities may differ significantly from the results achieved by BlackRock and its Affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that one or more Affiliate-managed accounts and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more Affiliates or Affiliate-managed accounts achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.
From time to time, a Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual requirements applicable to BlackRock or one or more Affiliates or other accounts managed or advised by BlackRock or its Affiliates for clients worldwide, and/or the internal policies of BlackRock and its Affiliates designed to comply with such requirements. As a result, there may be periods, for example, when BlackRock and/or one or more Affiliates will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock and/or one or more Affiliates are performing services or when position limits have been reached. For example, the investment activities of one or more Affiliates for their proprietary accounts and accounts under their management may limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.
In connection with its management of a Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by one or more Affiliates. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, neither BlackRock nor any of its Affiliates will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock and its Affiliates, or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by BlackRock in managing a Fund.
A Fund may be included in investment models developed by BlackRock and its Affiliates for use by clients and financial advisors. The price, availability and liquidity of a Fund may be impacted by purchases and redemptions of a Fund by model-driven investment portfolios.
In addition, certain principals and certain employees of BlackRock are also principals or employees of Affiliates. As a result, these principals and employees may have obligations to such other entities or their clients and such obligations to other entities or clients may be a consideration of which investors in a Fund should be aware.
BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which clients of BlackRock or its Affiliates, or, to the extent permitted by the SEC and applicable law, BlackRock or another Affiliate, serves as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock or its Affiliates. One or more Affiliates may also create, write or issue derivatives for their clients, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by one or more Affiliates and may also enter into transactions with other clients of an Affiliate where such other clients have interests adverse to those of the Fund.
At times, these activities may cause departments of BlackRock or its Affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of a Fund. To the extent affiliated transactions are permitted, a Fund will deal with BlackRock and its Affiliates (except with respect to BFA or affiliated sub-advisers of a Fund, as applicable) on an arms-length basis.
To the extent authorized by applicable law, one or more Affiliates may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Fund. It is anticipated that the commissions, markups, markdowns, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by an Affiliate will be in its view commercially reasonable, although each Affiliate, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to the Affiliate and such sales personnel, which may have an adverse effect on the Funds.
Subject to applicable law, the Affiliates (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, adviser or in other commercial capacities. No accounting to a Fund or its shareholders will be required, and no fees or other compensation payable by a Fund or its shareholders will be reduced by reason of receipt by an Affiliate of any such fees or other amounts.
When an Affiliate acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, the Affiliate may take commercial steps in its own interests, which may have an adverse effect on the Funds. A Fund will be required to establish business relationships with its counterparties based on the Fund's own credit standing. Neither BlackRock nor any of the Affiliates will have any obligation to allow their credit to be used in connection with a Fund's establishment of its business relationships, nor is it expected that the Fund's counterparties will rely on the credit of BlackRock or any of the Affiliates in evaluating the Fund's creditworthiness.
Lending on behalf of a Fund is done by BTC pursuant to SEC exemptive relief, enabling BTC to act as securities lending agent to, and receive a share of securities lending revenues from, a Fund. An Affiliate will also receive compensation for managing the reinvestment of the cash collateral from securities lending. There is a potential conflict of interest in that BTC as a lending agent may have an incentive to increase the amount of securities on loan or to lend riskier assets in order to generate additional revenue for BTC and its affiliates.
Purchases and sales of securities for a Fund may be bunched or aggregated with orders for other BlackRock client accounts. BlackRock, however, is not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if it determines that bunching or aggregating is not practicable or required, or in cases involving client direction.
Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.
BlackRock may select brokers (including, without limitation, Affiliates, to the extent permitted by applicable law) that furnish BlackRock, the Funds, other BlackRock client accounts or other Affiliates or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock's view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and OTC transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products. Research or other services obtained in this manner may be used in servicing other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client's commissions may not be used in managing that client's account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.
BlackRock does not currently enter into arrangements to use the Funds' assets for, or participate in, soft dollars, although BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.
BlackRock may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock may also enter into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer, including, where permitted, an Affiliate, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.
BlackRock may utilize certain electronic crossing networks (“ECNs”) (including, without limitation, ECNs in which BlackRock or its Affiliates has an investment or other interest, to the extent permitted by applicable law) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Funds. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.
BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock's fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock and/or its Affiliates, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see the Proxy Voting Policy section of this SAI.
It is also possible that, from time to time, BlackRock or its Affiliates may, subject to compliance with applicable law, purchase and hold shares of a Fund. Increasing a Fund’s assets may enhance liquidity, investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund's expense ratio. BlackRock and its Affiliates reserve the right, subject to compliance with applicable law, to sell or redeem at any time some or all of the shares of a Fund acquired for their own accounts. A large sale or redemption of shares of a Fund by BlackRock or its Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund's liquidity, investment flexibility, portfolio diversification and expense ratio. BlackRock seeks to consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.
It is possible that a Fund may invest in securities of, or engage in transactions with, companies with which an Affiliate has developed or is trying to develop investment banking relationships as well as securities of entities in which BlackRock or its Affiliates has significant debt or equity investments or other interests or in which an Affiliate makes a market. A Fund also may invest in securities of, or engage in transactions with, companies to which an Affiliate provides or may in the future provide research coverage. Such investments or transactions could cause conflicts between the interests of a Fund and the interests of BlackRock, other clients of BlackRock or its Affiliates. In making investment decisions for a Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any division, department or Affiliate of BlackRock in the course of these activities. In addition, from time to time, the activities of an Affiliate may limit a Fund's flexibility in purchases and sales of securities. When an Affiliate is engaged in an underwriting or other distribution of securities of an entity, BlackRock may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Fund. As indicated below, BlackRock or its Affiliates may engage in transactions with companies in which BlackRock-advised funds or other clients of BlackRock or of an Affiliate have an investment.
BlackRock and Chubb Limited (“Chubb”), a public company whose securities are held by BlackRock-advised funds and other accounts, partially funded the creation of a re-insurance company (“Re Co”) pursuant to which each has approximately a 9.9% ownership interest and each has representation on the board of directors. Certain employees and executives of BlackRock have a less than ½ of 1% ownership interest in Re Co. BlackRock manages the investment portfolio of Re Co, which is held in a wholly-owned subsidiary. Re Co participates as a reinsurer with reinsurance contracts underwritten by subsidiaries of Chubb. An independent director of certain BlackRock-advised funds also serves as an independent director of Chubb and has no interest or involvement in the Re Co transaction.

BlackRock and its Affiliates, their personnel and other financial service providers may have interests in promoting sales of a Fund. With respect to BlackRock and its Affiliates and their personnel, the remuneration and profitability relating to services to and sales of a Fund or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its Affiliates and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to a Fund or its shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock or its Affiliates and such personnel resulting from transactions on behalf of or management of a Fund may be greater than the remuneration and profitability resulting from other funds or products.
BlackRock and its Affiliates and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its advisory fee to its Affiliate, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock or its Affiliates and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.
Third parties, including service providers to BlackRock or a Fund, may sponsor events (including, but not limited to, marketing and promotional activities and presentations, educational training programs and conferences) for registered representatives, other professionals and individual investors. There is a potential conflict of interest as such sponsorships may defray the costs of such activities to BlackRock, and may provide an incentive to BlackRock to retain such third parties to provide services to a Fund.
BlackRock and its Affiliates may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for their clients' accounts may differ from the valuations for the same securities or investments assigned by a Fund's pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund's pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a Fund's pricing vendors and/or fund accountants, there may be instances where the Fund's pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.
As disclosed in more detail in the Determination of Net Asset Value section of each Fund’s Prospectus and this SAI, when market quotations are not readily available or are believed by BlackRock to be unreliable, a Fund’s investments are valued at fair value by BlackRock, in accordance with procedures adopted by the Board. When determining “fair value price,” BlackRock seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. The price generally may not be determined based on what the Fund might expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. While fair value determinations will be based upon all available factors that BlackRock deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value. As a result, a Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BlackRock (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders and may affect the amount of revenue received by BlackRock with respect to services for which it receives an asset-based fee.
To the extent permitted by applicable law, a Fund may invest all or some of its short-term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the 1940 Act, may pay its share of expenses of a money market fund or other similarly-managed private fund in which it invests, which may result in a Fund bearing some additional expenses.
BlackRock and its Affiliates and their directors, officers and employees, may buy and sell securities or other investments for their own accounts and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and Affiliates of BlackRock that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, each Fund, BFA and BlackRock, Inc. have each adopted a code of ethics in compliance with Section 17(j) of the 1940 Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund's portfolio transactions. Each code of ethics is available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, DC 20549-1520. Information about accessing documents on the SEC’s website may be obtained by calling the SEC at (800) SEC-0330.
BlackRock and its Affiliates will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules or guidance adopted under the 1940 Act engage in transactions with accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Funds and/or BlackRock by the SEC. These transactions would be effected in circumstances in which BlackRock determined that it would be appropriate for a Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock or its Affiliates and/or BlackRock's internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which an Affiliate is performing investment banking, market making, advisory or other services or has proprietary positions. For example, when an Affiliate is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Funds may be prohibited from or limited in purchasing or selling securities of that company. In addition, when BlackRock is engaged to provide advisory or risk management services for a company, BlackRock may be prohibited from or limited in purchasing or selling securities of that company on behalf of a Fund, particularly where such services result in BlackRock obtaining material non-public information about the company (e.g., in connection with participation in a creditors’ committee). Similar situations could arise if personnel of BlackRock or its Affiliates serve as directors of companies the securities of which a Fund wishes to purchase or sell. However, if permitted by applicable law, and where consistent with BlackRock’s policies and procedures (including the necessary implementation of appropriate information barriers), the Funds may purchase securities or instruments that are issued by such companies, are the subject of an underwriting, distribution or advisory assignment by an Affiliate, or are the subject of an advisory or risk management assignment by BlackRock, or where personnel of BlackRock or its Affiliates are directors or officers of the issuer.
The investment activities of one or more Affiliates for their proprietary accounts and for client accounts may also limit the investment strategies and rights of the Funds. For example, in certain circumstances where a Fund invests in securities issued by companies that operate in certain regulated industries, in certain emerging or international markets, are subject to corporate or regulatory ownership definitions, or invest in certain futures and derivative transactions, there may be limits on the aggregate amount invested by Affiliates (including BlackRock) for their proprietary accounts and for client accounts (including the Funds) that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause BlackRock, the Funds or other client accounts to suffer disadvantages or business restrictions.
If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of BlackRock on behalf of clients (including the Funds) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, BlackRock, on behalf of clients (including the Funds), may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when BlackRock, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds.
In those circumstances where ownership thresholds or limitations must be observed, BlackRock seeks to allocate limited investment opportunities equitably among clients (including the Funds), taking into consideration benchmark weight and investment strategy. When ownership in certain securities nears an applicable threshold, BlackRock may limit purchases in such securities to the issuer's weighting in the applicable benchmark used by BlackRock to manage a Fund. If client (including Fund) holdings of an issuer exceed an applicable threshold and BlackRock is unable to obtain relief to enable the continued holding of such investments, it may be necessary to sell down these positions to meet the applicable limitations. In these cases, benchmark overweight positions will be sold prior to benchmark positions being reduced to meet applicable limitations.

In addition to the foregoing, other ownership thresholds may trigger reporting requirements to governmental and regulatory authorities, and such reports may entail the disclosure of the identity of a client or BlackRock’s intended strategy with respect to such security or asset.
BlackRock and its Affiliates may not serve as Authorized Participants in the creation and redemption of iShares ETFs, but may serve as authorized participants of third-party ETFs.
BlackRock may enter into contractual arrangements with third-party service providers to a Fund (e.g., custodians and administrators) pursuant to which BlackRock receives fee discounts or concessions in recognition of BlackRock’s overall relationship with such service providers. To the extent that BlackRock is responsible for paying these service providers out of its management fee, the benefits of any such fee discounts or concessions may accrue, in whole or in part, to BlackRock.
BlackRock or its Affiliates own or have an ownership interest in certain trading, portfolio management, operations and/or information systems used by Fund service providers. These systems are, or will be, used by a Fund service provider in connection with the provision of services to accounts managed by BlackRock and funds managed and sponsored by BlackRock, including the Funds, that engage the service provider (typically the custodian). A Fund’s service provider remunerates BlackRock or its Affiliates for the use of the systems. A Fund service provider’s payments to BlackRock or its Affiliates for the use of these systems may enhance the profitability of BlackRock and its Affiliates. BlackRock’s or its Affiliates’ receipt of fees from a service provider in connection with the use of systems provided by BlackRock or its Affiliates may create an incentive for BlackRock to recommend that a Fund enter into or renew an arrangement with the service provider.
Present and future activities of BlackRock and its Affiliates, including BFA, in addition to those described in this section, may give rise to additional conflicts of interest.
Investment Advisory, Administrative and Distribution Services
Investment Adviser.  BFA serves as investment adviser to each Fund pursuant to an investment advisory agreement between the Trust, on behalf of each Fund, and BFA. BFA is a California corporation indirectly owned by BlackRock, Inc. and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the investment advisory agreement, BFA, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages and administers the Trust and the investment of each Fund’s assets. BFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.
Pursuant to the investment advisory agreement, BFA may, from time to time, in its sole discretion and to the extent permitted by applicable law, appoint one or more sub-advisers, including, without limitation, affiliates of BFA, to perform investment advisory or other services with respect to a Fund. In addition, BFA may delegate certain of its investment advisory functions under the investment advisory agreement to one or more of its affiliates to the extent permitted by applicable law. BFA may terminate any or all sub-advisers or such delegation arrangements in its sole discretion upon appropriate notice at any time to the extent permitted by applicable law.
BFA is responsible, under the investment advisory agreement, for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services. BFA is not responsible for, and the Funds will bear the cost of, interest expense, taxes, brokerage expenses and other expenses connected with the execution of portfolio securities transactions, distribution fees and extraordinary expenses.
Effective July 1, 2015, for its investment advisory services to the iShares U.S. Aerospace & Defense ETF, iShares U.S. Broker-Dealers ETF & Securities Exchanges ETF, iShares U.S. Healthcare Providers ETF, iShares U.S. Home Construction ETF, iShares U.S. Insurance ETF, iShares U.S. Medical Devices ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Oil Equipment & Services ETF, iShares U.S. Pharmaceuticals ETF, iShares U.S. Real Estate ETF, iShares U.S. Regional Banks ETF and iShares U.S. Telecommunications ETF, BFA is entitled to receive a management fee from such Funds corresponding to each Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the following iShares Funds: iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Basic Materials ETF, iShares U.S. Broker-Dealers ETF & Securities Exchanges ETF, iShares U.S. Consumer Goods ETF, iShares U.S. Consumer Services ETF, iShares U.S. Energy ETF, iShares U.S. Financial Services ETF, iShares U.S. Financials ETF, iShares U.S.

Healthcare ETF, iShares U.S. Healthcare Providers ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Insurance ETF, iShares U.S. Medical Devices ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Oil Equipment & Services ETF, iShares U.S. Pharmaceuticals ETF, iShares U.S. Real Estate ETF, iShares U.S. Regional Banks ETF, iShares U.S. Technology ETF, iShares U.S. Telecommunications ETF and iShares U.S. Utilities ETF. The aggregate management fee is calculated as follows: 0.48% per annum of the aggregate net assets less than or equal to $10.0 billion, plus 0.43% per annum of the aggregate net assets over $10.0 billion, up to and including $20.0 billion, plus 0.38% per annum of the aggregate net assets over $20.0 billion, up to and including $30.0 billion, plus 0.34% per annum of the aggregate net assets over $30.0 billion, up to and including $40.0 billion, plus 0.33% per annum of the aggregate net assets over $40.0 billion, up to and including $50.0 billion, plus 0.31% per annum of the aggregate net assets in excess of $50.0 billion.
For its investment advisory services to the iShares Europe ETF, BFA is entitled to receive a management fee from the Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the iShares Europe ETF, iShares International Select Dividend ETF and iShares MSCI EAFE Small-Cap ETF (“Combined Funds”) The aggregate management fee is calculated as follows:
Average Daily Net Assets of Combined Funds	Rate of Management Fee for the iShares Europe ETF
First $12 billion	0.6000%
Greater than $12 billion – Up to $21 billion	0.5700%
Greater than $21 billion	0.5415%
Each reduced management fee level set forth in the fee schedule above reflects a 5% reduction (rounded to the fourth decimal place) from the management fee at the prior Combined Funds’ asset level.
For its investment advisory services to the iShares Global Clean Energy ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Infrastructure ETF, iShares Global Telecom ETF, iShares Global Utilities ETF, iShares North American Natural Resources ETF, iShares North American Tech ETF, iShares North American Tech-Multimedia Networking ETF, iShares North American Tech-Software ETF and iShares PHLX Semiconductor ETF, BFA is entitled to receive a management fee from each Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the following iShares funds: iShares Global Clean Energy ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Infrastructure ETF, iShares Global Materials ETF, iShares Global Tech ETF, iShares Global Telecom ETF, iShares Global Timber & Forestry ETF, iShares Global Utilities ETF, iShares North American Natural Resources ETF, iShares North American Tech ETF, iShares North American Tech-Multimedia Networking ETF, iShares North American Tech-Software ETF and iShares PHLX Semiconductor ETF. The aggregate management fee is calculated as follows: 0.48% per annum of the aggregate net assets of those Funds less than or equal to $10.0 billion, plus 0.43% per annum of the aggregate net assets over $10.0 billion, up to and including $20.0 billion, plus 0.38% per annum of the aggregate net assets in excess of $20.0 billion.
Effective July 1, 2015, for its investment advisory services to the iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF and iShares U.S. Preferred Stock ETF, BFA is entitled to receive a management fee from each Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF, iShares Select Dividend ETF and iShares U.S. Preferred Stock ETF (“Combined Funds”). The aggregate management fees are calculated as follows:
Average Daily Net Assets of Combined Funds	Rate of Management Fee for the iShares Russell 2000 ETF
First $46 billion	0.2000%
Greater than $46 billion – Up to $81 billion	0.1900%
Greater than $81 billion – Up to $111 billion	0.1805%
Greater than $111 billion – Up to $141 billion	0.1715%
Greater than $141 billion	0.1630%

Average Daily Net Assets of Combined Funds	Rate of Management Fee for the iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF
First $46 billion	0.2500%
Greater than $46 billion – Up to $81 billion	0.2375%
Greater than $81 billion – Up to $111 billion	0.2257%
Greater than $111 billion – Up to $141 billion	0.2144%
Greater than $141 billion	0.2037%

Average Daily Net Assets of Combined Funds	Rate of Management Fee for the iShares U.S. Preferred Stock ETF
First $46 billion	0.4800%
Greater than $46 billion – Up to $81 billion	0.4560%
Greater than $81 billion – Up to $111 billion	0.4332%
Greater than $111 billion – Up to $141 billion	0.4116%
Greater than $141 billion	0.3910%
Each reduced management fee level set forth in the fee schedules above reflects a 5% reduction (rounded to the fourth decimal place) from the management fee at the prior Combined Funds’ asset level.
Effective July 1, 2015, for its investment advisory services to the iShares S&P Mid-Cap 400 Value ETF, BFA is entitled to receive a management fee from the iShares S&P Mid-Cap 400 Value ETF based on the aggregate average daily net assets of the iShares S&P Mid-Cap 400 Value ETF. The aggregate management fee is calculated as follows: 0.25% per annum of the aggregate net assets less than or equal to $5.0 billion, plus 0.24% per annum of the aggregate net assets over $5.0 billion, up to and including $7.5 billion, plus 0.23% per annum of the aggregate net assets over $7.5 billion, up to and including $10.0 billion, plus 0.21% per annum of the aggregate net assets in excess of $10.0 billion. Based on assets of the Fund as of March 31, 2016, for its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of ___%.
Effective July 1, 2015, for its investment advisory services to the iShares Nasdaq Biotechnology ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap Value ETF and iShares S&P Mid-Cap 400 Growth ETF, BFA is entitled to receive a management fee from each Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the iShares 1-3 Year Credit Bond ETF, iShares Cohen & Steers REIT ETF, iShares iBoxx $ Investment Grade Corporate Bond ETF, iShares Intermediate Credit Bond ETF, iShares MBS ETF, iShares Nasdaq Biotechnology ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap Value ETF, iShares S& P Mid-Cap 400 Growth ETF and the iShares TIPS Bond ETF (“Combined Funds”). The aggregate management fees are calculated as follows:
Average Daily Net Assets of Combined Funds	Rate of Management Fee for the iShares Nasdaq Biotechnology ETF
First $121 billion	0.4800%
Greater than $121 billion - Up to $181 billion	0.4560%
Greater than $181 billion - Up to $231 billion	0.4332%
Greater than $231 billion - Up to $281 billion	0.4116%
Greater than $281 billion	0.3910%

Average Daily Net Assets of Combined Funds	Rate of Management Fee for the iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF and iShares Russell Mid-Cap ETF
First $121 billion	0.2000%
Greater than $121 billion - Up to $181 billion	0.1900%
Greater than $181 billion - Up to $231 billion	0.1805%
Greater than $231 billion - Up to $281 billion	0.1715%
Greater than $281 billion	0.1630%

Average Daily Net Assets of Combined Funds	Rate of Management Fee for the iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap Value ETF and iShares S&P Mid-Cap 400 Growth ETF
First $121 billion	0.2500%
Greater than $121 billion - Up to $181 billion	0.2375%
Greater than $181 billion - Up to $231 billion	0.2257%
Greater than $231 billion - Up to $281 billion	0.2144%
Greater than $281 billion	0.2037%
Each reduced management fee level set forth in the fee schedules above reflects a 5% reduction (rounded to the fourth decimal place) from the management fee at the prior Combined Funds’ asset level.
For its investment advisory services to each Fund, BFA received a management fee at the annual rates (as a percentage of such Fund's average net assets) set forth below for the fiscal years noted:
Fund	Management Fee for the Fiscal Year Ended March 31, 2016	Fund Inception Date	Management Fees Paid for Fiscal Year Ended March 31, 2016	Management Fees Paid for Fiscal Year Ended March 31, 2015	Management Fees Paid for Fiscal Year Ended March 31, 2014
iShares Core S&P 500 ETF	___%	05/15/00	$______	$ 44,206,992	$ 32,857,369
iShares Core S&P Mid-Cap ETF	___%	05/22/00	______	30,613,300	26,715,036
iShares Core S&P Small-Cap ETF	___%	05/22/00	______	18,684,295	17,201,522
iShares Core S&P Total U.S. Stock Market ETF[1]	___%	01/20/04	______	1,090,898	623,323
iShares Core U.S. Growth ETF[2]	___%	07/24/00	______	623,399	1,112,588
iShares Core U.S. Value ETF[3]	___%	07/24/00	______	864,045	1,297,660
iShares Europe ETF	___%	07/25/00	______	18,626,187	12,019,515
iShares Global 100 ETF	___%	12/05/00	______	6,926,984	5,599,180
iShares Global Clean Energy ETF	___%	06/24/08	______	300,314	200,219
iShares Global Consumer Discretionary ETF	___%	09/12/06	______	1,144,717	1,127,744
iShares Global Consumer Staples ETF	___%	09/12/06	______	2,925,630	2,889,074
iShares Global Energy ETF	___%	11/12/01	______	4,754,373	4,726,965
iShares Global Financials ETF	___%	11/12/01	______	1,397,867	1,478,590
iShares Global Healthcare ETF	___%	11/13/01	______	6,150,238	4,388,226
iShares Global Industrials ETF	___%	09/12/06	______	1,350,611	1,301,589
iShares Global Infrastructure ETF	___%	12/10/07	______	4,760,002	2,766,014
iShares Global Telecom ETF	___%	11/12/01	______	2,213,762	2,503,290
iShares Global Utilities ETF	___%	09/12/06	______	1,188,147	1,110,303
iShares International Developed Property ETF	___%	07/30/07	______	851,427	872,721
iShares International Preferred Stock ETF	___%	11/15/11	______	200,926	376,455
iShares JPX-Nikkei 400 ETF[4]	___%	10/23/01	______	399,572	451,724
iShares Micro-Cap ETF	___%	08/12/05	______	5,452,662	4,649,210
iShares Nasdaq Biotechnology ETF	___%	02/05/01	______	28,495,883	19,086,138
iShares Russell 1000 ETF	___%	05/15/00	______	15,020,001	12,181,832
iShares Russell 1000 Growth ETF	___%	05/22/00	______	50,496,450	41,527,132
iShares Russell 1000 Value ETF	___%	05/22/00	______	47,715,983	38,460,149
iShares Russell 2000 ETF	___%	05/22/00	______	51,872,051	48,813,682
iShares Russell 2000 Growth ETF	___%	07/24/00	______	15,066,290	14,050,760
iShares Russell 2000 Value ETF	___%	07/24/00	______	14,619,433	13,909,586
iShares Russell 3000 ETF	___%	05/22/00	______	11,792,640	9,639,818
iShares Russell Mid-Cap ETF	___%	07/17/01	______	21,465,203	17,079,578
iShares Russell Mid-Cap Growth ETF	___%	07/17/01	______	13,029,594	10,582,391
iShares Russell Mid-Cap Value ETF	___%	07/17/01	______	16,591,134	13,006,133
iShares Russell Top 200 ETF	___%	09/22/09	______	171,709	100,445
iShares Russell Top 200 Growth ETF	___%	09/22/09	______	1,097,365	824,496

Fund	Management Fee for the Fiscal Year Ended March 31, 2016	Fund Inception Date	Management Fees Paid for Fiscal Year Ended March 31, 2016	Management Fees Paid for Fiscal Year Ended March 31, 2015	Management Fees Paid for Fiscal Year Ended March 31, 2014
iShares Russell Top 200 Value ETF	___%	09/22/09	______	372,415	235,110
iShares S&P 100 ETF	___%	10/23/00	______	9,320,246	8,018,488
iShares S&P 500 Growth ETF	___%	05/22/00	______	19,874,103	14,865,886
iShares S&P 500 Value ETF	___%	05/22/00	______	14,537,152	11,171,971
iShares S&P Mid-Cap 400 Growth ETF	___%	07/24/00	______	11,591,500	10,421,720
iShares S&P Mid-Cap 400 Value ETF	___%	07/24/00	______	10,317,660	8,339,165
iShares S&P Small-Cap 600 Growth ETF	___%	07/24/00	______	7,027,194	6,168,199
iShares S&P Small-Cap 600 Value ETF	___%	07/24/00	______	7,882,373	6,873,403
iShares U.S. Preferred Stock ETF	___%	03/26/07	______	51,349,401	47,111,083

[1]	Effective November 10, 2015, the management fee for the iShares Core S&P Total U.S. Stock Market ETF is 0.03%. Prior to November 10, 2015, the management fee for the iShares Core S&P Total U.S. Stock Market ETF was 0.07%.
[2]	Effective November 10, 2015, the management fee for the iShares Core U.S. Growth ETF is 0.07%. Prior to November 10, 2015, the management fee for the iShares Core U.S. Growth ETF was 0.09%.
[3]	Effective November 10, 2015, the management fee for the iShares Core U.S. Value ETF is 0.07%. Prior to November 10, 2015, the management fee for the iShares Core U.S. Value ETF was 0.09%.
[4]	Effective September 4, 2015, the management fee for the iShares JPX-Nikkei 400 ETF is 0.48%. Prior to September 4, 2015, the management fee for the iShares JPX-Nikkei 400 ETF was 0.50%.

Fund [1]	Management Fee for the Fiscal Year Ended March 31, 2016	Fund Inception Date	Management Fees Paid for Period from May 1, 2015 to March 31, 2016[1]	Management Fees Paid for Fiscal Year Ended April 30, 2015	Management Fees Paid for Fiscal Year Ended April 30, 2014	Management Fees Paid for Fiscal Year Ended April 30, 2013
iShares Mortgage Real Estate Capped ETF	___%	05/01/07	$______	$ 6,074,132	$ 5,080,075	$ 3,865,163
iShares Residential Real Estate Capped ETF	___%	05/01/07	______	1,336,215	1,404,279	1,179,270
iShares U.S. Aerospace & Defense ETF	___%	05/01/06	______	1,801,712	1,030,015	404,399
iShares U.S. Broker-Dealers & Securities Exchanges ETF	___%	05/01/06	______	1,034,095	794,933	250,311
iShares U.S. Healthcare Providers ETF	___%	05/01/06	______	2,609,352	1,701,152	1,096,383
iShares U.S. Home Construction ETF	___%	05/01/06	______	7,358,349	8,128,787	6,795,010
iShares U.S. Insurance ETF	___%	05/01/06	______	570,527	657,830	370,008
iShares U.S. Medical Devices ETF	___%	05/01/06	______	3,282,790	2,200,791	1,403,987
iShares U.S. Oil & Gas Exploration & Production ETF	___%	05/01/06	______	2,225,358	1,796,657	1,457,964
iShares U.S. Oil Equipment & Services ETF	___%	05/01/06	______	2,052,484	2,074,621	1,675,579
iShares U.S. Pharmaceuticals ETF	___%	05/01/06	______	3,642,512	2,404,624	1,830,262
iShares U.S. Real Estate ETF	___%	06/12/00	______	23,278,654	19,553,780	21,123,523

Fund [1]	Management Fee for the Fiscal Year Ended March 31, 2016	Fund Inception Date	Management Fees Paid for Period from May 1, 2015 to March 31, 2016[1]	Management Fees Paid for Fiscal Year Ended April 30, 2015	Management Fees Paid for Fiscal Year Ended April 30, 2014	Management Fees Paid for Fiscal Year Ended April 30, 2013
iShares U.S. Regional Banks ETF	___%	05/01/06	______	2,307,362	2,096,233	856,905
iShares U.S. Telecommunications ETF	___%	05/22/00	______	2,528,356	2,183,233	2,403,378

[1]	Each Fund’s fiscal year-end was changed from April 30 to March 31.

Fund [1]	Management Fee for the Fiscal Year Ended March 31, 2016	Fund Inception Date	Management Fees Paid for Period from August 1, 2015 to March 31, 2016[1]	Management Fees Paid for Fiscal Year Ended July 31, 2015	Management Fees Paid for Fiscal Year Ended July 31, 2014	Management Fees Paid for Fiscal Year Ended July 31, 2013
iShares North American Natural Resources ETF	___%	10/22/01	$______	$10,390,576	$10,527,364	$ 8,964,661
iShares North American Tech ETF	___%	03/13/01	______	3,596,732	3,156,880	2,472,866
iShares North American Tech-Multimedia Networking ETF	___%	07/10/01	______	977,906	1,310,116	1,160,590
iShares North American Tech-Software ETF	___%	07/10/01	______	5,468,110	4,994,055	3,232,328
iShares PHLX Semiconductor ETF	___%	07/10/01	______	2,532,073	1,491,961	1,027,001

[1]	Each Fund’s fiscal year-end was changed from July 31 to March 31.
Investment Sub-Adviser.  Pursuant to the Investment Advisory Agreement between BFA and the Trust entered into on behalf of the iShares International Preferred Stock ETF, BFA may from time to time, in its sole discretion, to the extent permitted by applicable law, appoint one or more sub-advisers, including, without limitation, affiliates of BFA, to perform investment advisory services with respect to the Fund. In addition, BFA may delegate certain of its investment advisory functions under the Investment Advisory Agreement to one or more of its affiliates to the extent permitted by applicable law. BFA may terminate any or all sub-advisers or such delegation arrangements in its sole discretion at any time to the extent permitted by applicable law.
BFA has entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Investment Advisory Agreement, the “Advisory Agreements”) with the Sub-Adviser. The Sub-Adviser is an investment adviser located in the United Kingdom. The Sub-Adviser is an affiliate of BFA and is a registered investment adviser and a commodity pool operator organized in 1999. As of ________, 2016, the Sub-Adviser’s total assets under management were approximately $____ billion.
Under the Sub-Advisory Agreement, subject to the supervision and oversight of the Board and BFA, the Sub-Adviser will be primarily responsible for execution of securities transactions outside the United States and Canada and may, from time to time, participate in the management of specified assets in the Fund’s portfolio.
Pursuant to the Sub-Advisory Agreement, BFA pays the Sub-Adviser for services it provides either: (i) a fee equal to a percentage of the management fee paid to BFA under the Investment Advisory Agreement, or (ii) an amount based on the cost of the services provided. If the Sub-Adviser provides services related to both portfolio management and trading it is entitled to receive, from BFA, an amount equal to 20% of BFA’s management fee, and if the Sub-Adviser provides services related solely to trading then it is entitled to receive, from BFA, an amount equal to 110% of the actual pre-tax costs incurred by the Sub-Adviser. The Sub-Adviser may be responsible for the day-to-day management of the Fund or portions of the Fund.

Unless earlier terminated as described below, each Advisory Agreement will remain in effect for an initial two year period and from year to year if approved annually (a) by the Board or by a vote of a majority of the outstanding voting securities of the Fund, and (b) by a majority of the Trustees who are not parties to such agreement or interested persons (as defined in the 1940 Act) of any such party.
Each Advisory Agreement with respect to each Fund is terminable without penalty, on 60 days' notice, by the Board or by a vote of the holders of a majority of the applicable Fund’s outstanding voting securities (as defined in the 1940 Act). The Investment Advisory Agreement is also terminable upon 60 days' notice by BFA. The Sub-Advisory Agreement is also terminable on 60 days' written notice at the option of either BFA or the Sub-Adviser. Each Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).
Portfolio Managers.  As of March 31, 2016, the individuals named as Portfolio Managers in the Funds' Prospectuses were also primarily responsible for the day-to-day management of other iShares funds and certain other types of portfolios and/or accounts as follows:
Diane Hsiung
Types of Accounts	Number	Total Assets
Registered Investment Companies		$
Other Pooled Investment Vehicles
Other Accounts
Accounts with Incentive-Based Fee Arrangements

Jennifer Hsui
Types of Accounts	Number	Total Assets
Registered Investment Companies		$
Other Pooled Investment Vehicles
Other Accounts
Accounts with Incentive-Based Fee Arrangements

Alan Mason
Types of Accounts	Number	Total Assets
Registered Investment Companies		$
Other Pooled Investment Vehicles
Other Accounts
Accounts with Incentive-Based Fee Arrangements

Greg Savage
Types of Accounts	Number	Total Assets
Registered Investment Companies		$
Other Pooled Investment Vehicles
Other Accounts
Accounts with Incentive-Based Fee Arrangements
Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seeks to track the rate of return, risk profile and other characteristics of independent third-party indexes by either replicating the same combination of securities and other financial instruments that constitute those indexes or through a representative sampling of the securities and other financial instruments that constitute those indexes based on objective criteria and data. Pursuant to BFA’s policy, investment opportunities are allocated equitably among the Funds and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply in the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Funds, seeking such investment opportunity. As a consequence, from time to time each Fund may receive a smaller allocation of an investment opportunity than they would have if the Portfolio Managers and BFA and its Affiliates did not manage other portfolios or accounts.
Like the Funds, the other portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BFA or its Affiliates, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BFA or its Affiliates an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay BFA or its Affiliates a portion of that portfolio’s or account’s gains, or would pay BFA or its Affiliates more for its services than would otherwise be the case if BFA or any of its Affiliates meets or exceeds specified performance targets. Incentive-based fee arrangements could present an incentive for BFA or its Affiliates to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BFA and each of its Affiliates have an obligation to allocate resources and opportunities equitably among portfolios and accounts and intend to do so, shareholders of the Funds should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is the potential for a conflict of interest that may result in the Portfolio Managers favoring those portfolios or accounts with incentive-based fee arrangements.
The tables below show, for each Portfolio Manager, the number of portfolios or accounts of the types set forth in the above tables and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts as of March 31, 2016:
Diane Hsiung
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies		$
Other Pooled Investment Vehicles
Other Accounts

Jennifer Hsui
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies		$
Other Pooled Investment Vehicles
Other Accounts

Alan Mason
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies		$
Other Pooled Investment Vehicles
Other Accounts

Greg Savage
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies		$
Other Pooled Investment Vehicles
Other Accounts
The discussion below describes the Portfolio Managers' compensation as of March 31, 2016.

Portfolio Manager Compensation Overview
BlackRock, Inc.'s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock, Inc.
Base compensation. Generally, portfolio managers receive base compensation based on their position with the firm.
Discretionary Incentive Compensation. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager's group within BlackRock, Inc. and the individual's performance and contribution to the overall performance of these portfolios and BlackRock, Inc.
Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock, Inc.'s ability to sustain and improve its performance over future periods.
Long-Term Incentive Plan Awards — From time to time, long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock.
Other Compensation Benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:
Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock, Inc. employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (“RSP”), and the BlackRock Employee Stock Purchase Plan (“ESPP”). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the U.S. Internal Revenue Service (the “IRS”) limit ($265,000 for 2015). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock, Inc. contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into an index target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock, Inc. common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the Purchase Date. Diane Hsiung, Jennifer Hsui, Alan Mason and Greg Savage are each eligible to participate in these plans.
As of March 31, 2016, the Portfolio Managers beneficially owned shares of the Funds, for which they are primarily responsible for the day-to-day management, in the amounts reflected in the following tables:
Diane Hsiung
Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares Core S&P 500 ETF
iShares Core S&P Mid-Cap ETF
iShares Core S&P Small-Cap ETF
iShares Core S&P Total U.S. Stock Market ETF
iShares Core U.S. Growth ETF
iShares Core U.S. Value ETF

Diane Hsiung
Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares Europe ETF
iShares Global 100 ETF
iShares Global Clean Energy ETF
iShares Global Consumer Discretionary ETF
iShares Global Consumer Staples ETF
iShares Global Energy ETF
iShares Global Financials ETF
iShares Global Healthcare ETF
iShares Global Industrials ETF
iShares Global Infrastructure ETF
iShares Global Telecom ETF
iShares Global Utilities ETF
iShares International Developed Property ETF
iShares International Preferred Stock ETF
iShares JPX-Nikkei 400 ETF
iShares Micro-Cap ETF
iShares Mortgage Real Estate Capped ETF
iShares Nasdaq Biotechnology ETF
iShares North American Natural Resources ETF
iShares North American Tech ETF
iShares North American Tech-Multimedia Networking ETF
iShares North American Tech-Software ETF
iShares PHLX Semiconductor ETF
iShares Residential Real Estate Capped ETF
iShares Russell 1000 ETF
iShares Russell 1000 Growth ETF
iShares Russell 1000 Value ETF
iShares Russell 2000 ETF
iShares Russell 2000 Growth ETF
iShares Russell 2000 Value ETF
iShares Russell 3000 ETF
iShares Russell Mid-Cap ETF
iShares Russell Mid-Cap Growth ETF
iShares Russell Mid-Cap Value ETF
iShares Russell Top 200 ETF
iShares Russell Top 200 Growth ETF
iShares Russell Top 200 Value ETF
iShares S&P 100 ETF
iShares S&P 500 Growth ETF
iShares S&P 500 Value ETF
iShares S&P Mid-Cap 400 Growth ETF
iShares S&P Mid-Cap 400 Value ETF
iShares S&P Small-Cap 600 Growth ETF
iShares S&P Small-Cap 600 Value ETF
iShares U.S. Aerospace & Defense ETF

Diane Hsiung
Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares U.S. Broker-Dealers & Securities Exchanges ETF
iShares U.S. Healthcare Providers ETF
iShares U.S. Home Construction ETF
iShares U.S. Insurance ETF
iShares U.S. Medical Devices ETF
iShares U.S. Oil & Gas Exploration & Production ETF
iShares U.S. Oil Equipment & Services ETF
iShares U.S. Pharmaceuticals ETF
iShares U.S. Preferred Stock ETF
iShares U.S. Real Estate ETF
iShares U.S. Regional Banks ETF
iShares U.S. Telecommunications ETF

Jennifer Hsui
Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares Core S&P 500 ETF
iShares Core S&P Mid-Cap ETF
iShares Core S&P Small-Cap ETF
iShares Core S&P Total U.S. Stock Market ETF
iShares Core U.S. Growth ETF
iShares Core U.S. Value ETF
iShares Europe ETF
iShares Global 100 ETF
iShares Global Clean Energy ETF
iShares Global Consumer Discretionary ETF
iShares Global Consumer Staples ETF
iShares Global Energy ETF
iShares Global Financials ETF
iShares Global Healthcare ETF
iShares Global Industrials ETF
iShares Global Infrastructure ETF
iShares Global Telecom ETF
iShares Global Utilities ETF
iShares International Developed Property ETF
iShares International Preferred Stock ETF
iShares JPX-Nikkei 400 ETF
iShares Micro-Cap ETF
iShares Mortgage Real Estate Capped ETF
iShares Nasdaq Biotechnology ETF
iShares North American Natural Resources ETF
iShares North American Tech ETF

Jennifer Hsui
Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares North American Tech-Multimedia Networking ETF
iShares North American Tech-Software ETF
iShares PHLX Semiconductor ETF
iShares Residential Real Estate Capped ETF
iShares Russell 1000 ETF
iShares Russell 1000 Growth ETF
iShares Russell 1000 Value ETF
iShares Russell 2000 ETF
iShares Russell 2000 Growth ETF
iShares Russell 2000 Value ETF
iShares Russell 3000 ETF
iShares Russell Mid-Cap ETF
iShares Russell Mid-Cap Growth ETF
iShares Russell Mid-Cap Value ETF
iShares Russell Top 200 ETF
iShares Russell Top 200 Growth ETF
iShares Russell Top 200 Value ETF
iShares S&P 100 ETF
iShares S&P 500 Growth ETF
iShares S&P 500 Value ETF
iShares S&P Mid-Cap 400 Growth ETF
iShares S&P Mid-Cap 400 Value ETF
iShares S&P Small-Cap 600 Growth ETF
iShares S&P Small-Cap 600 Value ETF
iShares U.S. Aerospace & Defense ETF
iShares U.S. Broker-Dealers & Securities Exchanges ETF
iShares U.S. Healthcare Providers ETF
iShares U.S. Home Construction ETF
iShares U.S. Insurance ETF
iShares U.S. Medical Devices ETF
iShares U.S. Oil & Gas Exploration & Production ETF
iShares U.S. Oil Equipment & Services ETF
iShares U.S. Pharmaceuticals ETF
iShares U.S. Preferred Stock ETF
iShares U.S. Real Estate ETF
iShares U.S. Regional Banks ETF
iShares U.S. Telecommunications ETF

Alan Mason
Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares Core S&P 500 ETF
iShares Core S&P Mid-Cap ETF
iShares Core S&P Small-Cap ETF
iShares Core S&P Total U.S. Stock Market ETF
iShares Core U.S. Growth ETF
iShares Core U.S. Value ETF
iShares Europe ETF
iShares Global 100 ETF
iShares Global Clean Energy ETF
iShares Global Consumer Discretionary ETF
iShares Global Consumer Staples ETF
iShares Global Energy ETF
iShares Global Financials ETF
iShares Global Healthcare ETF
iShares Global Industrials ETF
iShares Global Infrastructure ETF
iShares Global Telecom ETF
iShares Global Utilities ETF
iShares International Developed Property ETF
iShares International Preferred Stock ETF
iShares JPX-Nikkei 400 ETF
iShares Micro-Cap ETF
iShares Mortgage Real Estate Capped ETF
iShares Nasdaq Biotechnology ETF
iShares North American Natural Resources ETF
iShares North American Tech ETF
iShares North American Tech-Multimedia Networking ETF
iShares North American Tech-Software ETF
iShares PHLX Semiconductor ETF
iShares Residential Real Estate Capped ETF
iShares Russell 1000 ETF
iShares Russell 1000 Growth ETF
iShares Russell 1000 Value ETF
iShares Russell 2000 ETF
iShares Russell 2000 Growth ETF
iShares Russell 2000 Value ETF
iShares Russell 3000 ETF
iShares Russell Mid-Cap ETF
iShares Russell Mid-Cap Growth ETF
iShares Russell Mid-Cap Value ETF
iShares Russell Top 200 ETF
iShares Russell Top 200 Growth ETF
iShares Russell Top 200 Value ETF
iShares S&P 100 ETF
iShares S&P 500 Growth ETF

Alan Mason
Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares S&P 500 Value ETF
iShares S&P Mid-Cap 400 Growth ETF
iShares S&P Mid-Cap 400 Value ETF
iShares S&P Small-Cap 600 Growth ETF
iShares S&P Small-Cap 600 Value ETF
iShares U.S. Aerospace & Defense ETF
iShares U.S. Broker-Dealers & Securities Exchanges ETF
iShares U.S. Healthcare Providers ETF
iShares U.S. Home Construction ETF
iShares U.S. Insurance ETF
iShares U.S. Medical Devices ETF
iShares U.S. Oil & Gas Exploration & Production ETF
iShares U.S. Oil Equipment & Services ETF
iShares U.S. Pharmaceuticals ETF
iShares U.S. Preferred Stock ETF
iShares U.S. Real Estate ETF
iShares U.S. Regional Banks ETF
iShares U.S. Telecommunications ETF

Greg Savage
Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares Core S&P 500 ETF
iShares Core S&P Mid-Cap ETF
iShares Core S&P Small-Cap ETF
iShares Core S&P Total U.S. Stock Market ETF
iShares Core U.S. Growth ETF
iShares Core U.S. Value ETF
iShares Europe ETF
iShares Global 100 ETF
iShares Global Clean Energy ETF
iShares Global Consumer Discretionary ETF
iShares Global Consumer Staples ETF
iShares Global Energy ETF
iShares Global Financials ETF
iShares Global Healthcare ETF
iShares Global Industrials ETF
iShares Global Infrastructure ETF
iShares Global Telecom ETF
iShares Global Utilities ETF
iShares International Developed Property ETF
iShares International Preferred Stock ETF

Greg Savage
Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares JPX-Nikkei 400 ETF
iShares Micro-Cap ETF
iShares Mortgage Real Estate Capped ETF
iShares Nasdaq Biotechnology ETF
iShares North American Natural Resources ETF
iShares North American Tech ETF
iShares North American Tech-Multimedia Networking ETF
iShares North American Tech-Software ETF
iShares PHLX Semiconductor ETF
iShares Residential Real Estate Capped ETF
iShares Russell 1000 ETF
iShares Russell 1000 Growth ETF
iShares Russell 1000 Value ETF
iShares Russell 2000 ETF
iShares Russell 2000 Growth ETF
iShares Russell 2000 Value ETF
iShares Russell 3000 ETF
iShares Russell Mid-Cap ETF
iShares Russell Mid-Cap Growth ETF
iShares Russell Mid-Cap Value ETF
iShares Russell Top 200 ETF
iShares Russell Top 200 Growth ETF
iShares Russell Top 200 Value ETF
iShares S&P 100 ETF
iShares S&P 500 Growth ETF
iShares S&P 500 Value ETF
iShares S&P Mid-Cap 400 Growth ETF
iShares S&P Mid-Cap 400 Value ETF
iShares S&P Small-Cap 600 Growth ETF
iShares S&P Small-Cap 600 Value ETF
iShares U.S. Aerospace & Defense ETF
iShares U.S. Broker-Dealers & Securities Exchanges ETF
iShares U.S. Healthcare Providers ETF
iShares U.S. Home Construction ETF
iShares U.S. Insurance ETF
iShares U.S. Medical Devices ETF
iShares U.S. Oil & Gas Exploration & Production ETF
iShares U.S. Oil Equipment & Services ETF
iShares U.S. Pharmaceuticals ETF
iShares U.S. Preferred Stock ETF
iShares U.S. Real Estate ETF
iShares U.S. Regional Banks ETF
iShares U.S. Telecommunications ETF

Codes of Ethics.  The Trust, BFA, the Sub-Adviser and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. The codes of ethics permit personnel subject to the codes of ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds. The codes of ethics are on public file with, and are available from, the SEC.
Anti-Money Laundering Requirements.  The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from Authorized Participants to enable it to form a reasonable belief that it knows the true identity of its Authorized Participants. This information will be used to verify the identity of Authorized Participants or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.
The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds' policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
Administrator, Custodian and Transfer Agent.  State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Funds under the Master Services Agreement and related Service Schedule (the “Service Module”). State Street’s principal address is 1 Iron Street, Boston, MA 02210. Pursuant to the Service Module for Fund Administration and Accounting Services with the Trust, State Street provides necessary administrative, legal, tax and accounting and financial reporting services for the maintenance and operations of the Trust and each Fund. In addition, State Street makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to the Service Module for Custodial Services with the Trust, State Street maintains, in separate accounts, cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records and provides other services. State Street is required, upon the order of the Trust, to deliver securities held by State Street and to make payments for securities purchased by the Trust for each Fund. State Street is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to the Service Module for Transfer Agency Services with the Trust, State Street acts as a transfer agent for each Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BFA from its management fee.
The following table sets forth the administration, custodian and transfer agency expenses of each Fund paid by BFA to State Street for the fiscal years noted:
Fund	Fund Inception Date	Administration, Custodian, Transfer Agency Expenses Paid During Fiscal Year Ended March 31, 2016	Administration, Custodian, Transfer Agency Expenses Paid During Fiscal Year Ended March 31, 2015	Administration, Custodian, Transfer Agency Expenses Paid During Fiscal Year Ended March 31, 2014
iShares Core S&P 500 ETF	05/15/00	$______	$1,490,626	$1,224,207
iShares Core S&P Mid-Cap ETF	05/22/00	______	564,699	502,815
iShares Core S&P Small-Cap ETF	05/22/00	______	364,919	337,920
iShares Core S&P Total U.S. Stock Market ETF	01/20/04	______	48,591	37,110
iShares Core U.S. Growth ETF	07/24/00	______	29,458	21,446
iShares Core U.S. Value ETF	07/24/00	______	33,373	25,164
iShares Europe ETF	07/25/00	______	180,523	138,930
iShares Global 100 ETF	12/05/00	______	65,644	57,819
iShares Global Clean Energy ETF	06/24/08	______	11,441	7,355
iShares Global Consumer Discretionary ETF	09/12/06	______	16,118	13,420
iShares Global Consumer Staples ETF	09/12/06	______	30,187	29,706
iShares Global Energy ETF	11/12/01	______	43,208	41,400
iShares Global Financials ETF	11/12/01	______	20,178	21,052
iShares Global Healthcare ETF	11/13/01	______	49,649	39,180
iShares Global Industrials ETF	09/12/06	______	18,292	20,767

Fund	Fund Inception Date	Administration, Custodian, Transfer Agency Expenses Paid During Fiscal Year Ended March 31, 2016	Administration, Custodian, Transfer Agency Expenses Paid During Fiscal Year Ended March 31, 2015	Administration, Custodian, Transfer Agency Expenses Paid During Fiscal Year Ended March 31, 2014
iShares Global Infrastructure ETF	12/10/07	______	54,340	46,648
iShares Global Telecom ETF	11/12/01	______	28,018	31,504
iShares Global Utilities ETF	09/12/06	______	17,624	19,325
iShares International Developed Property ETF	07/30/07	______	35,245	41,325
iShares International Preferred Stock ETF	11/15/11	______	14,039	24,337
iShares JPX-Nikkei 400 ETF	10/23/01	______	4,983	5,668
iShares Micro-Cap ETF	08/12/05	______	32,565	35,777
iShares Nasdaq Biotechnology ETF	02/05/01	______	190,948	125,568
iShares Russell 1000 ETF	05/15/00	______	253,087	227,988
iShares Russell 1000 Growth ETF	05/22/00	______	613,717	551,656
iShares Russell 1000 Value ETF	05/22/00	______	586,902	510,785
iShares Russell 2000 ETF	05/22/00	______	1,104,413	1,192,620
iShares Russell 2000 Growth ETF	07/24/00	______	177,134	177,308
iShares Russell 2000 Value ETF	07/24/00	______	172,860	187,096
iShares Russell 3000 ETF	05/22/00	______	153,565	144,138
iShares Russell Mid-Cap ETF	07/17/01	______	286,849	251,621
iShares Russell Mid-Cap Growth ETF	07/17/01	______	140,841	124,864
iShares Russell Mid-Cap Value ETF	07/17/01	______	185,076	157,738
iShares Russell Top 200 ETF	09/22/09	______	10,841	9,086
iShares Russell Top 200 Growth ETF	09/22/09	______	19,536	16,431
iShares Russell Top 200 Value ETF	09/22/09	______	11,466	9,870
iShares S&P 100 ETF	10/23/00	______	116,681	110,337
iShares S&P 500 Growth ETF	05/22/00	______	271,532	223,465
iShares S&P 500 Value ETF	05/22/00	______	203,091	171,996
iShares S&P Mid-Cap 400 Growth ETF	07/24/00	______	131,908	121,899
iShares S&P Mid-Cap 400 Value ETF	07/24/00	______	118,743	100,792
iShares S&P Small-Cap 600 Growth ETF	07/24/00	______	87,826	85,186
iShares S&P Small-Cap 600 Value ETF	07/24/00	______	102,379	86,176
iShares U.S. Preferred Stock ETF	03/26/07	______	269,564	288,166

Fund [1]	Fund Inception Date	Administration, Custodian, Transfer Agency Expenses Paid During Period from May 1, 2015 to March 31, 2016[1]	Administration, Custodian, Transfer Agency Expenses Paid During Fiscal Year Ended April 30, 2015	Administration, Custodian, Transfer Agency Expenses Paid During Fiscal Year Ended April 30, 2014	Administration, Custodian, Transfer Agency Expenses Paid During Fiscal Year Ended April 30, 2013
iShares Mortgage Real Estate Capped ETF	05/01/07	$______	$ 34,815	$34,230	$ 27,595
iShares Residential Real Estate Capped ETF	05/01/07	______	11,693	12,930	10,103
iShares U.S. Aerospace & Defense ETF	05/01/06	______	12,490	8,623	4,789
iShares U.S. Broker-Dealers & Securities Exchanges ETF	05/01/06	______	7,481	7,218	3,856
iShares U.S. Healthcare Providers ETF	05/01/06	______	17,605	12,413	9,104
iShares U.S. Home Construction ETF	05/01/06	______	42,271	51,029	44,387

Fund [1]	Fund Inception Date	Administration, Custodian, Transfer Agency Expenses Paid During Period from May 1, 2015 to March 31, 2016[1]	Administration, Custodian, Transfer Agency Expenses Paid During Fiscal Year Ended April 30, 2015	Administration, Custodian, Transfer Agency Expenses Paid During Fiscal Year Ended April 30, 2014	Administration, Custodian, Transfer Agency Expenses Paid During Fiscal Year Ended April 30, 2013
iShares U.S. Insurance ETF	05/01/06	______	6,195	6,729	5,978
iShares U.S. Medical Devices ETF	05/01/06	______	20,664	15,909	10,831
iShares U.S. Oil & Gas Exploration & Production ETF	05/01/06	______	16,193	14,472	12,496
iShares U.S. Oil Equipment & Services ETF	05/01/06	______	14,398	14,456	11,738
iShares U.S. Pharmaceuticals ETF	05/01/06	______	24,541	16,659	14,593
iShares U.S. Real Estate ETF	06/12/00	______	206,468	198,755	173,413
iShares U.S. Regional Banks ETF	05/01/06	______	15,926	15,250	8,230
iShares U.S. Telecommunications ETF	05/22/00	______	17,000	16,072	18,283

[1]	Each Fund’s fiscal year-end was changed from April 30 to March 31.

Fund [1]	Fund Inception Date	Administration, Custodian, Transfer Agency Expenses Paid During Period from August 1, 2015 to March 31, 2016[1]	Administration, Custodian, Transfer Agency Expenses Paid During Fiscal Year Ended July 31, 2015	Administration, Custodian, Transfer Agency Expenses Paid During Fiscal Year Ended July 31, 2014	Administration, Custodian, Transfer Agency Expenses Paid During Fiscal Year Ended July 31, 2013
iShares North American Natural Resources ETF	10/22/01	$______	$ 55,654	$ 61,041	$59,073
iShares North American Tech ETF	03/13/01	______	22,117	21,971	19,100
iShares North American Tech-Multimedia Networking ETF	07/10/01	______	6,670	9,022	8,419
iShares North American Tech-Software ETF	07/10/01	______	29,725	29,844	21,422
iShares PHLX Semiconductor ETF	07/10/01	______	15,653	13,500	7,995

[1]	Each Fund’s fiscal year-end was changed from July 31 to March 31.
Distributor.  The Distributor's principal address is 1 University Square Drive, Princeton, NJ 08540. Shares are continuously offered for sale by the Funds through the Distributor or its agent only in Creation Units, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Units section of this SAI. Fund shares in amounts less than Creation Units are generally not distributed by the Distributor or its agent. The Distributor or its agent will arrange for the delivery of the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is also licensed as a broker-dealer in all 50 U.S. states, as well as in Puerto Rico, the U.S. Virgin Islands and the District of Columbia.
The Distribution Agreement for each Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days' prior written notice to the other party following (i) the vote of a majority of the Independent Trustees, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund shares. Such Soliciting Dealers may also be Authorized Participants (as described below), DTC participants and/or investor services organizations.
BFA or its Affiliates may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.
[The following table sets forth the compensation paid by BFA to SEI for certain services, not primarily intended to result in the sale of Fund shares, provided to each Fund during the fiscal years noted:]
Fund	Fund Inception Date	Distributor Compensation Paid During Fiscal Year Ended March 31, 2016[1]	Distributor Compensation Paid During Fiscal Year Ended March 31, 2015[1]	Distributor Compensation Paid During Fiscal Year Ended March 31, 2014[1]
iShares Core S&P 500 ETF	05/15/00	$____	$2,060	$7,834
iShares Core S&P Mid-Cap ETF	05/22/00	____	2,060	7,834
iShares Core S&P Small-Cap ETF	05/22/00	____	2,060	7,834
iShares Core S&P Total U.S. Stock Market ETF	01/20/04	____	2,060	7,834
iShares Core U.S. Growth ETF	07/24/00	____	2,060	7,834
iShares Core U.S. Value ETF	07/24/00	____	2,060	7,834
iShares Europe ETF	07/25/00	____	2,060	7,834
iShares Global 100 ETF	12/05/00	____	2,060	7,834
iShares Global Clean Energy ETF	06/24/08	____	2,060	7,834
iShares Global Consumer Discretionary ETF	09/12/06	____	2,060	7,834
iShares Global Consumer Staples ETF	09/12/06	____	2,060	7,834
iShares Global Energy ETF	11/12/01	____	2,060	7,834
iShares Global Financials ETF	11/12/01	____	2,060	7,834
iShares Global Healthcare ETF	11/13/01	____	2,060	7,834
iShares Global Industrials ETF	09/12/06	____	2,060	7,834
iShares Global Infrastructure ETF	12/10/07	____	2,060	7,834
iShares Global Telecom ETF	11/12/01	____	2,060	7,834
iShares Global Utilities ETF	09/12/06	____	2,060	7,834
iShares International Developed Property ETF	07/30/07	____	2,060	7,834
iShares International Preferred Stock ETF	11/15/11	____	2,060	7,834
iShares JPX-Nikkei 400 ETF	10/23/01	____	2,060	7,834
iShares Micro-Cap ETF	08/12/05	____	2,060	7,834
iShares Nasdaq Biotechnology ETF	02/05/01	____	2,060	7,834
iShares Russell 1000 ETF	05/15/00	____	2,060	7,834
iShares Russell 1000 Growth ETF	05/22/00	____	2,060	7,834
iShares Russell 1000 Value ETF	05/22/00	____	2,060	7,834
iShares Russell 2000 ETF	05/22/00	____	2,060	7,834
iShares Russell 2000 Growth ETF	07/24/00	____	2,060	7,834
iShares Russell 2000 Value ETF	07/24/00	____	2,060	7,834
iShares Russell 3000 ETF	05/22/00	____	2,060	7,834
iShares Russell Mid-Cap ETF	07/17/01	____	2,060	7,834
iShares Russell Mid-Cap Growth ETF	07/17/01	____	2,060	7,834
iShares Russell Mid-Cap Value ETF	07/17/01	____	2,060	7,834
iShares Russell Top 200 ETF	09/22/09	____	2,060	7,834
iShares Russell Top 200 Growth ETF	09/22/09	____	2,060	7,834
iShares Russell Top 200 Value ETF	09/22/09	____	2,060	7,834
iShares S&P 100 ETF	10/23/00	____	2,060	7,834
iShares S&P 500 Growth ETF	05/22/00	____	2,060	7,834
iShares S&P 500 Value ETF	05/22/00	____	2,060	7,834
iShares S&P Mid-Cap 400 Growth ETF	07/24/00	____	2,060	7,834

Fund	Fund Inception Date	Distributor Compensation Paid During Fiscal Year Ended March 31, 2016[1]	Distributor Compensation Paid During Fiscal Year Ended March 31, 2015[1]	Distributor Compensation Paid During Fiscal Year Ended March 31, 2014[1]
iShares S&P Mid-Cap 400 Value ETF	07/24/00	____	2,060	7,834
iShares S&P Small-Cap 600 Growth ETF	07/24/00	____	2,060	7,834
iShares S&P Small-Cap 600 Value ETF	07/24/00	____	2,060	7,834
iShares U.S. Preferred Stock ETF	03/26/07	____	2,060	7,834

1 [These fees reflect payments made to SEI, acting as an agent of the Distributor.]
Fund [1]	Fund Inception Date	Distributor Compensation Paid During Period from May 1, 2015 to March 31, 2016[1,2]	Distributor Compensation Paid During Fiscal Year Ended April 30, 2015[2]	Distributor Compensation Paid During Fiscal Year Ended April 30, 2014[2]	Distributor Compensation Paid During Fiscal Year Ended April 30, 2013[2]
iShares Mortgage Real Estate Capped ETF	05/01/07	$____	$ 1,534	$7,660	$7,457
iShares Residential Real Estate Capped ETF	05/01/07	____	1,534	7,660	7,457
iShares U.S. Aerospace & Defense ETF	05/01/06	____	1,534	7,660	7,457
iShares U.S. Broker-Dealers & Securities Exchanges ETF	05/01/06	____	1,534	7,660	7,457
iShares U.S. Healthcare Providers ETF	05/01/06	____	1,534	7,660	7,457
iShares U.S. Home Construction ETF	05/01/06	____	1,534	7,660	7,457
iShares U.S. Insurance ETF	05/01/06	____	1,534	7,660	7,457
iShares U.S. Medical Devices ETF	05/01/06	____	1,534	7,660	7,457
iShares U.S. Oil & Gas Exploration & Production ETF	05/01/06	____	1,534	7,660	7,457
iShares U.S. Oil Equipment & Services ETF	05/01/06	____	1,534	7,660	7,457
iShares U.S. Pharmaceuticals ETF	05/01/06	____	1,534	7,660	7,457
iShares U.S. Real Estate ETF	06/12/00	____	1,534	7,660	7,457
iShares U.S. Regional Banks ETF	05/01/06	____	1,534	7,660	7,457
iShares U.S. Telecommunications ETF	05/22/00	____	1,534	7,660	7,457

1 Each Fund’s fiscal-year end was changed from April 30 to March 31.
2 [These fees reflect payments made to SEI, acting as an agent of the Distributor.]

Fund [1]	Fund Inception Date	Distributor Compensation Paid During Period from August 1, 2015 to March 31, 2016[1,2]	Distributor Compensation Paid During Fiscal Year Ended July 31, 2015[2]	Distributor Compensation Paid During Fiscal Year Ended July 31, 2014[2]	Distributor Compensation Paid During Fiscal Year Ended July 31, 2013[2]
iShares North American Natural Resources ETF	10/22/01	$____	$0	$7,064	$7,628
iShares North American Tech ETF	03/13/01	____	0	7,064	7,628
iShares North American Tech-Multimedia Networking ETF	07/10/01	____	0	7,064	7,628
iShares North American Tech-Software ETF	07/10/01	____	0	7,064	7,628
iShares PHLX Semiconductor ETF	07/10/01	____	0	7,064	7,628

1 Each Fund’s fiscal-year end was changed from July 31 to March 31.
2 [These fees reflect payments made to SEI, acting as an agent of the Distributor.]
Payments by BFA and its Affiliates.  BFA and/or its Affiliates (“BFA Entities”) may pay certain broker-dealers, registered investment advisers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, other iShares funds or exchange-traded products in general. BFA Entities make these payments from their own assets and not from the assets of the Funds. Although a portion of BFA Entities’ revenue comes directly or indirectly in part from fees paid by the Funds, other iShares funds or exchange-traded products, these payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, the Funds, other iShares funds or exchange-traded products. BFA Entities make payments for Intermediaries’ participation in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about exchange-traded products, including the Funds and other iShares funds, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems (“Education Costs”). BFA Entities also make payments to Intermediaries for certain printing, publishing and mailing costs or materials relating to the Funds, other iShares funds or exchange-traded products (“Publishing Costs”). In addition, BFA Entities make payments to Intermediaries that make shares of the Funds, other iShares funds or exchange-traded products available to their clients, develop new products that feature iShares or otherwise promote the Funds, other iShares funds and exchange-traded products. BFA Entities may also reimburse expenses or make payments from their own assets to Intermediaries or other persons in consideration of services or other activities that the BFA Entities believe may benefit the iShares business or facilitate investment in the Funds, other iShares funds or exchange-traded products. Payments of the type described above are sometimes referred to as revenue-sharing payments.
Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients or what services to provide for various products based on payments it receives or is eligible to receive, such payments may create conflicts of interest between the Intermediary and its clients and these financial incentives may cause the Intermediary to recommend the Funds, other iShares funds or exchange-traded products over other investments. The same conflicts of interest and financial incentives exist with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.
In addition to the payments described above, BFA Entities have developed proprietary tools, calculators and related interactive or digital content that is made available through the www.BlackRock.com website at no additional cost to Intermediaries. BlackRock may configure these tools and calculators and localizes the content for Intermediaries as part of its customary digital marketing support and promotion of the Funds, other iShares funds, exchange-traded products and BlackRock mutual funds.
As of March 1, 2013, BFA Entities have contractual arrangements to make payments (in addition to payments for Education Costs or Publishing Costs) to one Intermediary, Fidelity Brokerage Services LLC (“FBS”). Pursuant to this special, long-term and significant arrangement (the “Marketing Program”), FBS and certain affiliates (collectively “Fidelity”) have agreed, among other things, to actively promote iShares funds to customers and investment professionals and in advertising campaigns as the preferred exchange-traded product, to offer certain iShares funds in certain Fidelity platforms and investment programs, in some cases at a reduced commission rate or commission free, and to provide marketing data to BFA Entities. BFA Entities have agreed to facilitate the Marketing Program by, among other things, making certain payments to FBS for marketing and implementing certain brokerage and investment programs. Upon termination of the arrangement, the BFA Entities will make additional payments to FBS based upon a number of criteria, including the overall success of the Marketing Program and the level of services provided by FBS during the wind-down period.
Any additions, modifications, or deletions to Intermediaries listed above that have occurred since the date noted above are not included in the list. Further, BFA Entities make Education Costs and Publishing Costs payments to other Intermediaries that are not listed above. BFA Entities may determine to make such payments based on any number of metrics. For example, BFA Entities may make payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary’s services at defined levels or an amount based on the Intermediary’s net sales of one or more iShares funds in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. As of the date of this SAI, BFA anticipates that the payments paid by BFA Entities in connection with the Funds, iShares funds and exchange-traded products in general will be immaterial to BFA Entities in the aggregate for the next year. Please contact your salesperson or other investment professional for more information regarding any such payments his or her Intermediary firm may receive. Any payments made by the BFA Entities to an Intermediary may create the incentive for an Intermediary to encourage customers to buy shares of the Funds, iShares funds or other exchange-traded products.
The Funds may participate in certain market maker incentive programs of a national securities exchange in which an affiliate of the Funds would pay a fee to the exchange used for the purpose of incentivizing one or more market makers in the securities of a Fund to enhance the liquidity and quality of the secondary market of securities of a Fund. The fee would then be credited by the exchange to one or more market makers that meet or exceed liquidity and market quality standards with respect to the securities of a Fund. Each market maker incentive program is subject to approval from the SEC. Any such fee payments made to an exchange will be made by an affiliate of a Fund solely for the benefit of a Fund and will not be paid from any Fund assets. Other funds managed by BFA may also participate in such programs.
Determination of Net Asset Value
Valuation of Shares. The NAV for each Fund is generally calculated as of the close of business on the NYSE (normally 4:00 p.m., Eastern time) on each business day the NYSE is open. Valuation of securities held by a Fund is as follows:
Equity Investments. Equity securities traded on a recognized securities exchange (e.g., NYSE), on separate trading boards of a securities exchange or through a market system that provides contemporaneous transaction pricing information (each, an “Exchange”) are valued using information obtained via independent pricing services, generally at the closing price on the Exchange on which the security is primarily traded, or if an Exchange closing price is not available, the last traded price on that Exchange prior to the time as of which a Fund’s assets or liabilities are valued. However, under certain circumstances, other means of determining current market value may be used. If an equity security is traded on more than one Exchange, the current market value of the security where it is primarily traded generally will be used. In the event that there are no sales involving an equity security held by a Fund on a day on which a Fund values such security, the prior day’s price will be used, unless, in accordance with valuation procedures approved by the Board (the “Valuation Procedures”), BlackRock determines in good faith that such prior day’s price no longer reflects the fair value of the security, in which case such asset would be treated as a Fair Value Asset (as defined below).
Fixed-Income Investments. Fixed-income securities for which market quotations are readily available are generally valued using such securities’ current market value. A Fund values fixed-income portfolio securities using the last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by a Fund’s approved independent third-party pricing services, each in accordance with the Valuation Procedures. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BlackRock determines in good faith that such method does not represent fair value. Loan participation notes are generally valued at the mean of the last available bid prices from one or more brokers or dealers as obtained from independent third-party pricing services. Certain fixed-income investments, including asset-backed and mortgage-related securities, may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.
Options, Futures, Swaps and Other Derivatives. Exchange-traded equity options for which market quotations are readily available are valued at the mean of the last bid and ask prices as quoted on the Exchange or the board of trade on which such options are traded. In the event that there is no mean price available for an exchange traded equity option held by a Fund on a day on which a Fund values such option, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such option. If no such bid or ask price is available on a day on which a Fund values such option, the prior day’s price will be used, unless BlackRock determines in good faith that such prior day’s price no longer reflects the fair value of the option, in which case such option will be treated as a Fair Value Asset (as defined below). OTC derivatives are valued using the last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by a Fund’s approved independent third-party pricing services, each in accordance with the Valuation Procedures. OTC derivatives may be valued using a mathematical model which may incorporate a number of market data factors. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settle price as of the close of such exchanges. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the Valuation Procedures.
Underlying Funds. Shares of underlying ETFs will be valued at their most recent closing price on an Exchange. Shares of underlying money market funds will be valued at their net asset value.
General Valuation Information. The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investment may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
All cash, receivables and current payables are carried on a Fund’s books at their face value.
Prices obtained from independent third-party pricing services, broker-dealers or market makers to value a Fund’s securities and other assets and liabilities are based on information available at the time a Fund values its assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the day on which a Fund valued such security or other asset or liability, the revised pricing service quotation generally will be applied prospectively. Such determination will be made considering pertinent facts and circumstances surrounding the revision.
In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by, under the direction of or in accordance with a method approved by the Board as reflecting fair value. All other assets and liabilities (including securities for which market quotations are not readily available) held by a Fund (including restricted securities) are valued at fair value as determined in good faith by the Board or by BlackRock (its delegate) pursuant to the Valuation Procedures. Any assets and liabilities that are denominated in a foreign currency are converted into U.S. dollars using prevailing market rates on the date of valuation as quoted by one or more data service providers.
Certain of the securities acquired by a Fund may be traded on foreign exchanges or OTC markets on days on which a Fund’s NAV is not calculated. In such cases, the net asset value of a Fund’s shares may be significantly affected on days when Authorized Participants can neither purchase nor redeem shares of a Fund.
Generally, trading in non-U.S. securities, U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of a Fund are determined as of such times.

Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used in the Underlying Index, which, in turn, could result in a difference between a Fund’s performance and the performance of the Underlying Index.
Fair Value. When market quotations are not readily available or are believed in good faith by BlackRock to be unreliable, a Fund’s investments are valued at fair value (“Fair Value Assets”). Fair Value Assets are valued by BlackRock in accordance with the Valuation Procedures. BlackRock may reasonably conclude that a market quotation is not readily available or is unreliable if, among other things, a security or other asset or liability does not have a price source due to its complete lack of trading, if BlackRock believes in good faith that a market quotation from a broker-dealer or other source is unreliable (e.g., where it varies significantly from a recent trade, or no longer reflects the fair value of the security or other asset or liability subsequent to the most recent market quotation), or where the security or other asset or liability is only thinly traded or due to the occurrence of a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment, that an event has occurred after the close of trading for an asset or liability but prior to or at the time of pricing a Fund’s assets or liabilities, and that the event is likely to cause a material change to the closing market price of the assets or liabilities held by a Fund. Non-U.S. securities whose values are affected by volatility that occurs in the markets or in related or highly correlated assets (e.g., ADRs, GDRs or ETFs that invest in components of the Underlying Index) on a trading day after the close of non-U.S. securities markets may be fair valued. On any day the NYSE is open and a foreign market or the primary exchange on which a foreign asset or liability is traded is closed, such asset or liability will be valued using the prior day’s price, provided that BlackRock is not aware of any significant event or other information that would cause such price to no longer reflect the fair value of the asset or liability, in which case such asset or liability would be treated as a Fair Value Asset.
BlackRock, with input from the BlackRock Investment Strategy Group, will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to BlackRock’s Valuation Committee. The BlackRock Valuation Committee may accept, modify or reject any recommendations. In addition, a Fund’s accounting agent periodically endeavors to confirm the prices it receives from all third-party pricing services, index providers and broker-dealers, and, with the assistance of BlackRock, to regularly evaluate the values assigned to the securities and other assets and liabilities of a Fund. The pricing of all Fair Value Assets is subsequently reported to and, where appropriate, ratified by the Board.
When determining the price for a Fair Value Asset, the BlackRock Valuation Committee (or BlackRock’s Pricing Group) will seek to determine the price that a Fund might reasonably expect to receive upon the current sale of that asset or liability in an arm’s-length transaction on the date on which the assets or liabilities are being valued, and does not seek to determine the price that a Fund might expect to receive for selling the asset, or the cost of extinguishing a liability, at a later time or if it holds the asset or liability to maturity. Fair value determinations will be based upon all available factors that the BlackRock Valuation Committee (or BlackRock’s Pricing Group) deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third-party valuation models.
Fair value represents a good faith approximation of the value of an asset or liability. When determining the fair value of an asset, one or more of a variety of fair valuation methodologies may be used (depending on certain factors, including the asset type). For example, the asset may be priced on the basis of the original cost of the investment or, alternatively, using proprietary or third-party models (including models that rely upon direct portfolio management pricing inputs and which reflect the significance attributed to the various factors and assumptions being considered). Prices of actual, executed or historical transactions in the relevant asset and/or liability (or related or comparable assets and/or liabilities) or, where appropriate, an appraisal by a third-party experienced in the valuation of similar assets and/or liabilities, may also be used as a basis for establishing the fair value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value. As a result, a Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.
Each Fund’s annual audited financial statements, which are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), follow the requirements for valuation set forth in Financial Accounting Standards Board Accounting Standards Codification Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), which defines and establishes a framework for measuring fair value under US GAAP and expands financial statement disclosure requirements relating to fair value measurements. Generally, ASC 820 and other accounting rules applicable to funds and various assets in which they invest are evolving. Such changes may adversely affect a Fund. For example, the evolution of rules governing the determination of the fair market value of assets or liabilities to the extent such rules become more stringent would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value. This may in turn increase the costs associated with selling assets or affect their liquidity due to a Fund’s inability to obtain a third-party determination of fair market value.
Brokerage Transactions
Subject to policies established by the Board, BFA is primarily responsible for the execution of a Fund’s portfolio transactions and the allocation of brokerage. BFA does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While BFA generally seeks reasonable trade execution costs, a Fund does not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. Subject to applicable legal requirements, BFA may select a broker based partly upon brokerage or research services provided to BFA and its clients, including a Fund. In return for such services, BFA may cause a Fund to pay a higher commission than other brokers would charge if BFA determines in good faith that the commission is reasonable in relation to the services provided.
In selecting brokers or dealers to execute portfolio transactions, BFA seeks to obtain the best price and most favorable execution for a Fund and may take into account a variety of factors including: (i) the size, nature and character of the security or instrument being traded and the markets in which it is purchased or sold; (ii) the desired timing of the transaction; (iii) BFA’s knowledge of the expected commission rates and spreads currently available; (iv) the activity existing and expected in the market for the particular security or instrument, including any anticipated execution difficulties; (v) the full range of brokerage services provided; (vi) the broker’s or dealer’s capital; (vii) the quality of research and research services provided; (viii) the reasonableness of the commission, dealer spread or its equivalent for the specific transaction; and (ix) BFA’s knowledge of any actual or apparent operational problems of a broker or dealer. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, or other circumstances.
Section 28(e) of the 1934 Act (“Section 28(e)”) permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in securities that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. This includes commissions paid on riskless principal transactions in securities under certain conditions.
From time to time, a Fund may purchase new issues of securities in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide BFA with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research “credits” in these situations at a rate that is higher than that available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).
The Funds anticipate that brokerage transactions involving foreign equity securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by the Funds in the form of depositary receipts, or other securities convertible into foreign equity securities. Depositary receipts may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.
OTC issues, including most fixed-income securities such as corporate debt and U.S. Government securities, are normally traded on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. The Funds will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit.
Under the 1940 Act, persons affiliated with a Fund and persons who are affiliated with such affiliated persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Funds will not deal with affiliated persons, including PNC and its affiliates, in connection with such transactions. The Funds will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BFA, PNC, BRIL or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act.
Purchases of money market instruments by the Funds are made from dealers, underwriters and issuers. The Funds do not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.
BFA may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with BFA, in conformity with Rule 17e-1 under the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions.
Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.
Investment decisions for the Funds and for other investment accounts managed by BFA and its Affiliates are made independently of each other in light of differing conditions. A variety of factors will be considered in making investment allocations. These factors include: (i) investment objectives or strategies for particular accounts, including sector, industry, country or region and capitalization weightings; (ii) tax considerations of an account; (iii) risk or investment concentration parameters for an account; (iv) supply or demand for a security at a given price level; (v) size of available investment; (vi) cash availability and liquidity requirements for accounts; (vii) regulatory restrictions; (viii) minimum investment size of an account; (ix) relative size of account; and (x) such other factors as may be approved by BlackRock’s general counsel. Moreover, investments may not be allocated to one client account over another based on any of the following considerations: (i) to favor one client account at the expense of another; (ii) to generate higher fees paid by one client account over another or to produce greater performance compensation to BlackRock; (iii) to develop or enhance a relationship with a client or prospective client; (iv) to compensate a client for past services or benefits rendered to BlackRock or to induce future services or benefits to be rendered to BlackRock; or (v) to manage or equalize investment performance among different client accounts. BFA and its Affiliates may deal, trade and invest for their own account in the types of securities in which the Funds may invest.
Initial public offerings of securities may be over-subscribed and subsequently trade at a premium in the secondary market. When BFA is given an opportunity to invest in such an initial offering or “new” or “hot” issue, the supply of securities available for client accounts is often less than the amount of securities the accounts would otherwise take. In order to allocate these investments fairly and equitably among client accounts over time, each portfolio manager or a member of his or her respective investment team will indicate to BFA’s trading desk their level of interest in a particular offering with respect to eligible clients’ accounts for which that team is responsible. Initial public offerings of U.S. equity securities will be identified as eligible for particular client accounts that are managed by portfolio teams who have indicated interest in the offering based on market capitalization of the issuer of the security and the investment mandate of the client account and in the case of international equity securities, the country where the offering is taking place and the investment mandate of the client account. Generally, shares received during the initial public offering will be allocated among participating client accounts within each investment mandate on a pro rata basis. This pro rata allocation may result in a Fund receiving less of a particular security than if pro-rating had not occurred. All allocations of securities will be subject, where relevant, to share minimums established for accounts and compliance constraints. In situations where supply is too limited to be allocated among all accounts for which the investment is eligible, portfolio managers may rotate such investment opportunities among one or more accounts so long as the rotation system provides for fair access for all client accounts over time. Other allocation methodologies that are considered by BFA to be fair and equitable to clients may be used as well.
Because different accounts may have differing investment objectives and policies, BFA may buy and sell the same securities at the same time for different clients based on the particular investment objective, guidelines and strategies of those accounts. For example, BFA may decide that it may be entirely appropriate for a growth fund to sell a security at the same time a value fund is buying that security. To the extent that transactions on behalf of more than one client of BFA or its

Affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. For example, sales of a security by BlackRock on behalf of one or more of its clients may decrease the market price of such security, adversely impacting other BlackRock clients that still hold the security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Funds or other clients or funds for which BFA or an Affiliate act as investment manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all.
In certain instances, BFA may find it efficient for purposes of seeking to obtain best execution, to aggregate or “bunch” certain contemporaneous purchases or sale orders of its advisory accounts and advisory accounts of affiliates. In general, all contemporaneous trades for client accounts under management by the same portfolio manager or investment team will be bunched in a single order if the trader believes the bunched trade would provide each client with an opportunity to achieve a more favorable execution at a potentially lower execution cost. The costs associated with a bunched order will be shared pro rata among the clients in the bunched order. Generally, if an order for a particular portfolio manager or management team is filled at several different prices through multiple trades, all accounts participating in the order will receive the average price (except in the case of certain international markets where average pricing is not permitted). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Funds are concerned, in other cases it could be beneficial to the Funds. Transactions effected by BFA or its Affiliates on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price. The trader will give the bunched order to the broker-dealer that the trader has identified as being able to provide the best execution of the order. Orders for purchase or sale of securities will be placed within a reasonable amount of time of the order receipt and bunched orders will be kept bunched only long enough to execute the order.
The table below sets forth the brokerage commissions paid by each Fund for the fiscal years noted. Any differences in brokerage commissions paid by a Fund from year to year are due to increases or decreases in that Fund’s assets over those periods:
Fund	Fund Inception Date	Brokerage Commissions Paid During Fiscal Year Ended March 31, 2016	Brokerage Commissions Paid During Fiscal Year Ended March 31, 2015	Brokerage Commissions Paid During Fiscal Year Ended March 31, 2014
iShares Core S&P 500 ETF	05/15/00	$______	$ 241,448	$ 320,913
iShares Core S&P Mid-Cap ETF	05/22/00	______	606,473	408,928
iShares Core S&P Small-Cap ETF	05/22/00	______	766,112	246,243
iShares Core S&P Total U.S. Stock Market ETF	01/20/04	______	9,822	4,801
iShares Core U.S. Growth ETF	07/24/00	______	2,503	2,014
iShares Core U.S. Value ETF	07/24/00	______	6,886	4,805
iShares Europe ETF	07/25/00	______	83,079	47,794
iShares Global 100 ETF	12/05/00	______	48,910	27,593
iShares Global Clean Energy ETF	06/24/08	______	18,802	8,613
iShares Global Consumer Discretionary ETF	09/12/06	______	4,779	6,587
iShares Global Consumer Staples ETF	09/12/06	______	11,343	12,840
iShares Global Energy ETF	11/12/01	______	18,733	34,396
iShares Global Financials ETF	11/12/01	______	8,006	9,454
iShares Global Healthcare ETF	11/13/01	______	14,572	15,158
iShares Global Industrials ETF	09/12/06	______	4,246	8,669
iShares Global Infrastructure ETF	12/10/07	______	68,631	57,343
iShares Global Telecom ETF	11/12/01	______	26,733	36,735
iShares Global Utilities ETF	09/12/06	______	5,278	9,910
iShares International Developed Property ETF	07/30/07	______	8,717	10,307
iShares International Preferred Stock ETF	11/15/11	______	10,013	31,660
iShares JPX-Nikkei 400 ETF	10/23/01	______	988	2,047
iShares Micro-Cap ETF	08/12/05	______	52,840	51,144
iShares Nasdaq Biotechnology ETF	02/05/01	______	142,017	107,389
iShares Russell 1000 ETF	05/15/00	______	36,199	47,891

Fund	Fund Inception Date	Brokerage Commissions Paid During Fiscal Year Ended March 31, 2016	Brokerage Commissions Paid During Fiscal Year Ended March 31, 2015	Brokerage Commissions Paid During Fiscal Year Ended March 31, 2014
iShares Russell 1000 Growth ETF	05/22/00	______	82,733	129,122
iShares Russell 1000 Value ETF	05/22/00	______	142,904	191,396
iShares Russell 2000 ETF	05/22/00	______	730,751	680,384
iShares Russell 2000 Growth ETF	07/24/00	______	143,165	153,289
iShares Russell 2000 Value ETF	07/24/00	______	138,584	226,648
iShares Russell 3000 ETF	05/22/00	______	25,914	30,516
iShares Russell Mid-Cap ETF	07/17/01	______	55,570	51,344
iShares Russell Mid-Cap Growth ETF	07/17/01	______	41,568	47,795
iShares Russell Mid-Cap Value ETF	07/17/01	______	62,125	84,757
iShares Russell Top 200 ETF	09/22/09	______	408	404
iShares Russell Top 200 Growth ETF	09/22/09	______	1,326	2,143
iShares Russell Top 200 Value ETF	09/22/09	______	1,003	1,400
iShares S&P 100 ETF	10/23/00	______	19,984	21,966
iShares S&P 500 Growth ETF	05/22/00	______	88,911	41,539
iShares S&P 500 Value ETF	05/22/00	______	99,811	36,092
iShares S&P Mid-Cap 400 Growth ETF	07/24/00	______	128,429	77,401
iShares S&P Mid-Cap 400 Value ETF	07/24/00	______	131,822	85,626
iShares S&P Small-Cap 600 Growth ETF	07/24/00	______	128,400	75,653
iShares S&P Small-Cap 600 Value ETF	07/24/00	______	156,719	72,743
iShares U.S. Preferred Stock ETF	03/26/07	______	839,442	1,926,488

Fund [1]	Fund Inception Date	Brokerage Commissions Paid During Period from May 1, 2015 to March 31, 2016[1]	Brokerage Commissions Paid During Fiscal Year Ended April 30, 2015	Brokerage Commissions Paid During Fiscal Year Ended April 30, 2014	Brokerage Commissions Paid During Fiscal Year Ended April 30, 2013
iShares Mortgage Real Estate Capped ETF	05/01/07	$______	$ 345,224	$ 309,415	$ 188,428
iShares Residential Real Estate Capped ETF	05/01/07	______	8,152	6,254	3,711
iShares U.S. Aerospace & Defense ETF	05/01/06	______	2,357	1,125	987
iShares U.S. Broker-Dealers & Securities Exchanges ETF	05/01/06	______	1,399	11,584	16,065
iShares U.S. Healthcare Providers ETF	05/01/06	______	5,387	2,604	3,070
iShares U.S. Home Construction ETF	05/01/06	______	5,510	148,070	64,479
iShares U.S. Insurance ETF	05/01/06	______	615	815	1,061
iShares U.S. Medical Devices ETF	05/01/06	______	5,792	5,310	1,254
iShares U.S. Oil & Gas Exploration & Production ETF	05/01/06	______	4,241	3,554	4,023
iShares U.S. Oil Equipment & Services ETF	05/01/06	______	6,374	903	866
iShares U.S. Pharmaceuticals ETF	05/01/06	______	159,083	31,799	17,735
iShares U.S. Real Estate ETF	06/12/00	______	312,923	419,226	191,079
iShares U.S. Regional Banks ETF	05/01/06	______	3,714	3,713	11,294
iShares U.S. Telecommunications ETF	05/22/00	______	31,974	50,306	69,473

[1]	Each Fund’s fiscal year-end was changed from April 30 to March 31.

Fund [1]	Fund Inception Date	Brokerage Commissions Paid During Period from August 1, 2015 to March 31, 2016[1]	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2015	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2014	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2013
iShares North American Natural Resources ETF	10/22/01	$______	$11,493	$19,807	$11,865
iShares North American Tech ETF	03/13/01	______	1,768	1,748	2,809
iShares North American Tech-Multimedia Networking ETF	07/10/01	______	2,443	3,579	4,204
iShares North American Tech-Software ETF	07/10/01	______	7,472	4,401	2,643
iShares PHLX Semiconductor ETF	07/10/01	______	9,073	9,088	4,307

[1]	Each Fund’s fiscal year-end was changed from July 31 to March 31.
[None of the Funds paid any brokerage commissions to BRIL, an affiliate of BFA, or to any other broker-dealer that is part of the BlackRock group of companies, during the fiscal year ended March 31, 2016.]
The following table sets forth the names of the Funds’ “regular” broker-dealers, as defined under Rule 10b-1 of the 1940 Act, which derive more than 15% of their gross revenues from securities-related activities and in which the Funds invest, together with the market value of each investment as of the fiscal year ended March 31, 2016:
Fund	Issuer	Market Value of Investment
iShares Core S&P 500 ETF		$_________

iShares Core S&P Total U.S. Stock Market ETF		$_________

iShares Core U.S. Value ETF		$_________

iShares Europe ETF		$_________

iShares Global 100 ETF		$_________

iShares Global Financials ETF		$_________

Fund	Issuer	Market Value of Investment

iShares JPX-Nikkei 400 ETF		$_________

iShares Russell 1000 ETF		$_________

iShares Russell 1000 Value ETF		$_________

iShares Russell 3000 ETF		$_________

iShares Russell Top 200 ETF		$_________

iShares Russell Top 200 Value ETF		$_________

iShares S&P 100 ETF		$_________

iShares S&P 500 Growth ETF		$_________

iShares S&P 500 Value ETF		$_________

iShares U.S. Preferred Stock ETF		$_________

Fund	Issuer	Market Value of Investment

The Funds' purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BFA or its Affiliates manage or advise and for which they have brokerage placement authority. If purchases or sales of portfolio securities of the Funds and one or more other accounts managed or advised by BFA or its Affiliates are considered at or about the same time, transactions in such securities are allocated among the Funds and the other accounts in a manner deemed equitable to all by BFA and its Affiliates. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Funds. BFA and its Affiliates may deal, trade and invest for their own account in the types of securities in which the Funds may invest. BFA and its Affiliates may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with BFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Funds will not deal with affiliates in principal transactions unless permitted by applicable SEC rules or regulations, or by SEC exemptive order.
Portfolio turnover may vary from year to year, as well as within a year. High turnover rates may result in comparatively greater brokerage expenses.
The table below sets forth the portfolio turnover rates of each Fund for the fiscal years noted:
Fund	Fiscal Year Ended March 31, 2016	Fiscal Year Ended March 31, 2015
iShares Core S&P 500 ETF	__%	4%
iShares Core S&P Mid-Cap ETF	__%	15%
iShares Core S&P Small-Cap ETF	__%	14%
iShares Core S&P Total U.S. Stock Market ETF	__%	4%
iShares Core U.S. Growth ETF	__%	13%
iShares Core U.S. Value ETF	__%	13%
iShares Europe ETF	__%	4%
iShares Global 100 ETF	__%	12%
iShares Global Clean Energy ETF	__%	32%
iShares Global Consumer Discretionary ETF	__%	6%
iShares Global Consumer Staples ETF	__%	5%
iShares Global Energy ETF	__%	6%
iShares Global Financials ETF	__%	5%
iShares Global Healthcare ETF	__%	3%
iShares Global Industrials ETF	__%	5%
iShares Global Infrastructure ETF	__%	14%
iShares Global Telecom ETF	__%	8%
iShares Global Utilities ETF	__%	4%
iShares International Developed Property ETF	__%	8%
iShares International Preferred Stock ETF	__%	47%
iShares JPX-Nikkei 400 ETF	__%	2%
iShares Micro-Cap ETF	__%	26%
iShares Nasdaq Biotechnology ETF	__%	33%
iShares Russell 1000 ETF	__%	5%
iShares Russell 1000 Growth ETF	__%	13%
iShares Russell 1000 Value ETF	__%	13%

Fund	Fiscal Year Ended March 31, 2016	Fiscal Year Ended March 31, 2015
iShares Russell 2000 ETF	__%	19%
iShares Russell 2000 Growth ETF	__%	30%
iShares Russell 2000 Value ETF	__%	26%
iShares Russell 3000 ETF	__%	5%
iShares Russell Mid-Cap ETF	__%	10%
iShares Russell Mid-Cap Growth ETF	__%	20%
iShares Russell Mid-Cap Value ETF	__%	22%
iShares Russell Top 200 ETF	__%	5%
iShares Russell Top 200 Growth ETF	__%	10%
iShares Russell Top 200 Value ETF	__%	13%
iShares S&P 100 ETF	__%	6%
iShares S&P 500 Growth ETF	__%	26%
iShares S&P 500 Value ETF	__%	25%
iShares S&P Mid-Cap 400 Growth ETF	__%	50%
iShares S&P Mid-Cap 400 Value ETF	__%	42%
iShares S&P Small-Cap 600 Growth ETF	__%	50%
iShares S&P Small-Cap 600 Value ETF	__%	41%
iShares U.S. Preferred Stock ETF	__%	13%

Fund [1]	Period from May 1, 2015 to March 31, 2016[1]	Fiscal Year Ended April 30, 2015	Fiscal Year Ended April 30, 2014
iShares Mortgage Real Estate Capped ETF	__%	42%	35%
iShares Residential Real Estate Capped ETF	__%	21%	17%
iShares U.S. Aerospace & Defense ETF	__%	15%	15%
iShares U.S. Broker-Dealers & Securities Exchanges ETF	__%	19%	36%
iShares U.S. Healthcare Providers ETF	__%	12%	14%
iShares U.S. Home Construction ETF	__%	13%	23%
iShares U.S. Insurance ETF	__%	12%	6%
iShares U.S. Medical Devices ETF	__%	19%	44%
iShares U.S. Oil & Gas Exploration & Production ETF	__%	7%	32%
iShares U.S. Oil Equipment & Services ETF	__%	14%	15%
iShares U.S. Pharmaceuticals ETF	__%	37%	31%
iShares U.S. Real Estate ETF	__%	21%	27%
iShares U.S. Regional Banks ETF	__%	5%	9%
iShares U.S. Telecommunications ETF	__%	49%	53%

[1]	Each Fund’s fiscal year-end was changed from April 30 to March 31.

Fund	Period from August 1, 2015 to March 31, 2016[1]	Fiscal Year Ended July 31, 2015	Fiscal Year Ended July 31, 2014
iShares North American Natural Resources ETF	__%	9%	7%
iShares North American Tech ETF	__%	6%	9%
iShares North American Tech-Multimedia Networking ETF	__%	23%	30%
iShares North American Tech-Software ETF	__%	15%	13%
iShares PHLX Semiconductor ETF	__%	21%	34%

[1]	Each Fund’s fiscal year-end was changed from July 31 to March 31.

Additional Information Concerning the Trust
Shares.  The Trust currently consists of more than [____] separate investment series or portfolios called funds. The Trust issues shares of beneficial interests in the funds with no par value. The Board may designate additional iShares funds.
Each share issued by a fund has a pro rata interest in the assets of that fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant fund, and in the net distributable assets of such fund on liquidation.
Each share has one vote with respect to matters upon which the shareholder is entitled to vote. In any matter submitted to shareholders for a vote, each fund shall hold a separate vote, provided that shareholders of all affected funds will vote together when: (1) required by the 1940 Act, or (2) the Trustees determine that the matter affects the interests of more than one fund.
Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the fund) have noncumulative voting rights in the election of members of the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.
Following the creation of the initial Creation Unit(s) of shares of a fund and immediately prior to the commencement of trading in such fund’s shares, a holder of shares may be a “control person” of the fund, as defined in Rule 0-1 under the 1940 Act. A fund cannot predict the length of time for which one or more shareholders may remain a control person of the fund.
In accordance with the Trust's Amended and Restated Agreement and Declaration of Trust dated September 17, 2009 (the “Declaration of Trust”), the Board may, without shareholder approval (unless such shareholder approval is required by applicable law, including the 1940 Act), cause one or more funds commencing operations after September 24, 2008 (each, a “New Fund”) to merge, reorganize, consolidate, sell all or substantially all of their assets, or take other similar actions with, to or into another New Fund.
Shareholders may make inquiries by writing to iShares Trust, c/o BlackRock Investments, LLC, 1 University Square Drive, Princeton, NJ 08540.
Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC or its staff, officers and trustees of a fund and beneficial owners of 10% of the shares of a fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act and existing guidance provided by the SEC staff.
Termination of the Trust or a Fund.  The Trust or a Fund may be terminated by a majority vote of the Board, subject to the affirmative vote of a majority of the shareholders of the Trust or such Fund entitled to vote on termination; however, in certain circumstances described in the Declaration of Trust, only a majority vote of the Board is required. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Declaration of Trust provides that the Board will have the unrestricted power to alter the number of shares in a Creation Unit. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash or for a combination of cash or securities.
DTC as Securities Depository for Shares of the Funds.  Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.
DTC was created in 1973 to enable electronic movement of securities between its participants (“DTC Participants”), and NSCC was established in 1976 to provide a single settlement system for securities clearing and to serve as central counterparty for securities trades among DTC Participants. In 1999, DTC and NSCC were consolidated within The Depository Trust & Clearing Corporation (“DTCC”) and became wholly-owned subsidiaries of DTCC. The common stock of DTCC is owned by the DTC Participants, but NYSE and FINRA, through subsidiaries, hold preferred shares in DTCC that provide them with the right to elect one member each to the DTCC board of directors. Access to the DTC system is available to entities, such as banks, brokers, dealers and trust companies, that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).
Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares of the Fund.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.
Creation and Redemption of Creation Units
General.  The Trust issues and sells shares of each Fund only in Creation Units on a continuous basis through the Distributor or its agent, without a sales load, at a price based on the NAV next determined after receipt, on any Business Day (as defined below), of an order received by the Distributor or its agent in proper form. On days when the applicable Listing Exchange closes earlier than normal, the Funds may require orders to be placed earlier in the day. The following table sets forth the number of shares of a Fund that constitute a Creation Unit for such Fund and the value of such Creation Unit as of April 30, 2016:
Fund	Shares Per Creation Unit	Value Per Creation Unit (U.S.$)
iShares Core S&P 500 ETF	50,000	$________
iShares Core S&P Mid-Cap ETF	50,000	________
iShares Core S&P Small-Cap ETF	50,000	________

Fund	Shares Per Creation Unit	Value Per Creation Unit (U.S.$)
iShares Core S&P Total U.S. Stock Market ETF	50,000	________
iShares Core U.S. Growth ETF	50,000	________
iShares Core U.S. Value ETF	50,000	________
iShares Europe ETF	50,000	________
iShares Global 100 ETF	50,000	________
iShares Global Clean Energy ETF	100,000	________
iShares Global Consumer Discretionary ETF	50,000	________
iShares Global Consumer Staples ETF	50,000	________
iShares Global Energy ETF	150,000	________
iShares Global Financials ETF	50,000	________
iShares Global Healthcare ETF	50,000	________
iShares Global Industrials ETF	50,000	________
iShares Global Infrastructure ETF	100,000	________
iShares Global Telecom ETF	50,000	________
iShares Global Utilities ETF	50,000	________
iShares International Developed Property ETF	100,000	________
iShares International Preferred Stock ETF	50,000	________
iShares JPX-Nikkei 400 ETF	300,000	________
iShares Micro-Cap ETF	50,000	________
iShares Mortgage Real Estate Capped ETF	50,000	________
iShares Nasdaq Biotechnology ETF	50,000	________
iShares North American Natural Resources ETF	50,000	________
iShares North American Tech ETF	50,000	________
iShares North American Tech-Multimedia Networking ETF	50,000	________
iShares North American Tech-Software ETF	50,000	________
iShares PHLX Semiconductor ETF	50,000	________
iShares Residential Real Estate Capped ETF	50,000	________
iShares Russell 1000 ETF	50,000	________
iShares Russell 1000 Growth ETF	50,000	________
iShares Russell 1000 Value ETF	50,000	________
iShares Russell 2000 ETF	50,000	________
iShares Russell 2000 Growth ETF	50,000	________
iShares Russell 2000 Value ETF	50,000	________
iShares Russell 3000 ETF	50,000	________
iShares Russell Mid-Cap ETF	50,000	________
iShares Russell Mid-Cap Growth ETF	50,000	________
iShares Russell Mid-Cap Value ETF	50,000	________
iShares Russell Top 200 ETF	50,000	________
iShares Russell Top 200 Growth ETF	50,000	________
iShares Russell Top 200 Value ETF	50,000	________
iShares S&P 100 ETF	50,000	________
iShares S&P 500 Growth ETF	50,000	________
iShares S&P 500 Value ETF	50,000	________
iShares S&P Mid-Cap 400 Growth ETF	50,000	________
iShares S&P Mid-Cap 400 Value ETF	50,000	________
iShares S&P Small-Cap 600 Growth ETF	50,000	________
iShares S&P Small-Cap 600 Value ETF	50,000	________
iShares U.S. Aerospace & Defense ETF	50,000	________
iShares U.S. Broker-Dealers & Securities Exchanges ETF	50,000	________
iShares U.S. Healthcare Providers ETF	50,000	________
iShares U.S. Home Construction ETF	50,000	________

Fund	Shares Per Creation Unit	Value Per Creation Unit (U.S.$)
iShares U.S. Insurance ETF	50,000	________
iShares U.S. Medical Devices ETF	50,000	________
iShares U.S. Oil & Gas Exploration & Production ETF	50,000	________
iShares U.S. Oil Equipment & Services ETF	50,000	________
iShares U.S. Pharmaceuticals ETF	50,000	________
iShares U.S. Preferred Stock ETF	50,000	________
iShares U.S. Real Estate ETF	50,000	________
iShares U.S. Regional Banks ETF	50,000	________
iShares U.S. Telecommunications ETF	50,000	________
In its discretion, BFA reserves the right to increase or decrease the number of a Fund’s shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of any Fund, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.
A “Business Day” with respect to each Fund is any day on which the Listing Exchange on which the Fund is listed for trading is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays, as observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Fund Deposit.  The consideration for purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (including any portion of such securities for which cash may be substituted) (Deposit Securities) and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which, when combined with the Fund's portfolio securities, is designed to generate performance that has a collective investment profile similar to that of the Underlying Index. The Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund.
The “Cash Component” is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities, and serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit.
BFA makes available through the NSCC on each Business Day prior to the opening of business on the Listing Exchange, the list of names and the required number of shares of each Deposit Security and the amount of the Cash Component to be included in the current Fund Deposit (based on information as of the end of the previous Business Day for each Fund). Such Fund Deposit is applicable, subject to any adjustments as described below, to purchases of Creation Units of shares of a given Fund until such time as the next-announced Fund Deposit is made available.
The identity and number of shares of the Deposit Securities change pursuant to changes in the composition of a Fund's portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by BFA with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities constituting the relevant Underlying Index.
The Funds reserve the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through DTC or the clearing process (as discussed below) or that the Authorized Participant is not able to trade due to a trading restriction. The Funds also reserve the right to permit or require a “cash in lieu” amount in certain circumstances, including circumstances in which the delivery of the Deposit Security by the Authorized Participant would be restricted under applicable securities or other local laws or in certain other situations. The Funds also reserve the right to permit or require the substitution of Deposit Securities in lieu of cash.

Cash Purchase Method.  Although the Trust does not ordinarily permit partial or full cash purchases of Creation Units of iShares funds, when partial or full cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser.
Role of the Authorized Participant.  Creation Units may be purchased only by or through a DTC Participant that has entered into an authorized participant agreement with the Distributor (an “Authorized Participant”). Such Authorized Participant will agree, pursuant to the terms of such authorized participant agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, once the net asset value of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fees described below. An Authorized Participant, acting on behalf of an investor, may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an authorized participant agreement and that orders to purchase Creation Units may have to be placed by the investor's broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an authorized participant agreement with more than a small number of DTC Participants. A list of current Authorized Participants may be obtained from the Distributor. The Distributor has adopted guidelines regarding Authorized Participants’ transactions in Creation Units that are made available to all Authorized Participants. These guidelines set forth the processes and standards for Authorized Participants to transact with the Distributor and its agents in connection with creation and redemption transactions. In addition, the Distributor may be appointed as the proxy of the Authorized Participant and may be granted a power of attorney under its Authorized Participant Agreement.
Purchase Orders.   To initiate an order for a Creation Unit, an Authorized Participant must submit to the Distributor or its agent an irrevocable order to purchase shares of a Fund, in proper form, generally before 4:00 p.m., Eastern time on any Business Day to receive that day’s NAV. The Distributor or its agent will notify BFA and the custodian of such order. The custodian will then provide such information to any appropriate sub-custodian. Procedures and requirements governing the delivery of the Fund Deposit are set forth in the procedures handbook for Authorized Participants and may change from time to time. Investors, other than Authorized Participants, are responsible for making arrangements for a creation request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor or its agent by the Cutoff Time (as defined below) on such Business Day.
The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Funds, immediately available or same day funds estimated by the Funds to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the Cutoff Time of the Funds. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.
The Authorized Participant is responsible for any and all expenses and costs incurred by a Fund, including any applicable cash amounts, in connection with any purchase order.
Timing of Submission of Purchase Orders.  An Authorized Participant must submit an irrevocable order to purchase shares of a Fund generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day's NAV. Creation Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor or its agent pursuant to procedures set forth in the authorized participant agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or its agent or an Authorized Participant. Orders to create shares of a Fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) when the equity markets in the relevant non-U.S. market are closed may not be accepted. Each Fund's deadline specified above for the submission of purchase orders is referred to as that Fund's

“Cutoff Time.” The Distributor or its agent, in their discretion, may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Listing Exchange is not open for business) via communication through the facilities of the Distributor's or its agent's proprietary website maintained for this purpose. Purchase orders and redemption requests, if accepted by the Trust, will be processed based on the NAV next determined after such acceptance in accordance with a Fund's Cutoff Times as provided in the authorized participant agreement and disclosed in this SAI.
Acceptance of Orders for Creation Units.   Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) and (ii) arrangements satisfactory to the Funds are in place for payment of the Cash Component and any other cash amounts which may be due, the Funds will accept the order, subject to each Fund's right (and the right of the Distributor and BFA) to reject any order until acceptance, as set forth below.
Once a Fund has accepted an order, upon the next determination of the net asset value of the shares, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such net asset value. The Distributor or its agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.
Each Fund reserves the absolute right to reject or revoke a creation order transmitted to it by the Distributor or its agent if (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would, in the discretion of the Fund or BFA, have an adverse effect on the Fund or the rights of beneficial owners; or (vii) circumstances outside the control of the Fund, the Distributor or its agent and BFA make it impracticable to process purchase orders. The Distributor or its agent shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The Funds, State Street, the sub-custodian and the Distributor or its agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.
Issuance of a Creation Unit.   Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the applicable Fund of the Deposit Securities and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the custodian that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor or its agent and BFA shall be notified of such delivery and the applicable Fund will issue and cause the delivery of the Creation Unit. Typically, Creation Units are issued on a “T+3 basis” (i.e., three Business Days after trade date). Each Fund reserves the right to settle Creation Unit transactions on a basis other than T+3, including a shorter settlement period, if necessary or appropriate under the circumstances and compliant with applicable law. However, as discussed in Appendix B to this SAI, each Fund reserves the right to settle Creation Unit transactions on a basis other than T+2 or T+3, including a shorter settlement period, as applicable, in order to accommodate non-U.S. market holiday schedules, to account for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security) and in certain other circumstances.
To the extent contemplated by an Authorized Participant's agreement with the Distributor, each Fund will issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral having a value at least equal to 105% and up to 115%, which percentage BFA may change at any time, in its sole discretion, of the value of the missing Deposit Securities in accordance with the Funds' then-effective procedures. The Trust may use such cash deposit at any time to buy Deposit Securities for the Funds. The only collateral that is acceptable to the Funds is cash in U.S. dollars. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time on the contractual settlement date. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning the Funds' current procedures for collateralization of missing Deposit Securities is available from the Distributor or its agent. The authorized participant agreement will permit the Funds to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Funds of purchasing such securities and the cash collateral including, without limitation, liability for related brokerage, borrowings and other charges.

In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, the Funds reserve the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by each Fund and the Fund's determination shall be final and binding.
Costs Associated with Creation Transactions.   A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same, regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). Authorized Participants will also bear the costs of transferring the Deposit Securities to the Funds. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.
The following table sets forth each Fund's standard creation transaction fees and maximum additional charge (as described above):
Fund	Standard Creation Transaction Fee	Maximum Additional Charge for Creations*
iShares Core S&P 500 ETF	$ 1,250	3.0%
iShares Core S&P Mid-Cap ETF	1,000	3.0%
iShares Core S&P Small-Cap ETF	1,500	3.0%
iShares Core S&P Total U.S. Stock Market ETF	3,000	3.0%
iShares Core U.S. Growth ETF	3,000	3.0%
iShares Core U.S. Value ETF	3,000	3.0%
iShares Europe ETF	10,000	3.0%
iShares Global 100 ETF	2,000	3.0%
iShares Global Clean Energy ETF	300	3.0%
iShares Global Consumer Discretionary ETF	2,200	3.0%
iShares Global Consumer Staples ETF	1,800	3.0%
iShares Global Energy ETF	600	3.0%
iShares Global Financials ETF	4,000	3.0%
iShares Global Healthcare ETF	700	3.0%
iShares Global Industrials ETF	2,200	3.0%
iShares Global Infrastructure ETF	1,600	3.0%
iShares Global Telecom ETF	900	3.0%
iShares Global Utilities ETF	1,600	3.0%
iShares International Developed Property ETF	4,500	3.0%
iShares International Preferred Stock ETF	700	3.0%
iShares JPX-Nikkei 400 ETF	3,000	3.0%
iShares Micro-Cap ETF	3,000	3.0%
iShares Mortgage Real Estate Capped ETF	250	3.0%
iShares Nasdaq Biotechnology ETF	300	3.0%
iShares North American Natural Resources ETF	500	3.0%
iShares North American Tech ETF	650	3.0%
iShares North American Tech-Multimedia Networking ETF	250	3.0%
iShares North American Tech-Software ETF	250	3.0%
iShares PHLX Semiconductor ETF	250	3.0%
iShares Residential Real Estate Capped ETF	250	3.0%
iShares Russell 1000 ETF	2,500	3.0%
iShares Russell 1000 Growth ETF	1,450	3.0%
iShares Russell 1000 Value ETF	1,750	3.0%
iShares Russell 2000 ETF	3,000	3.0%
iShares Russell 2000 Growth ETF	2,800	3.0%

Fund	Standard Creation Transaction Fee	Maximum Additional Charge for Creations*
iShares Russell 2000 Value ETF	3,000	3.0%
iShares Russell 3000 ETF	3,000	3.0%
iShares Russell Mid-Cap ETF	2,000	3.0%
iShares Russell Mid-Cap Growth ETF	1,150	3.0%
iShares Russell Mid-Cap Value ETF	1,400	3.0%
iShares Russell Top 200 ETF	500	3.0%
iShares Russell Top 200 Growth ETF	300	3.0%
iShares Russell Top 200 Value ETF	300	3.0%
iShares S&P 100 ETF	250	3.0%
iShares S&P 500 Growth ETF	700	3.0%
iShares S&P 500 Value ETF	900	3.0%
iShares S&P Mid-Cap 400 Growth ETF	550	3.0%
iShares S&P Mid-Cap 400 Value ETF	700	3.0%
iShares S&P Small-Cap 600 Growth ETF	900	3.0%
iShares S&P Small-Cap 600 Value ETF	1,100	3.0%
iShares U.S. Aerospace & Defense ETF	250	3.0%
iShares U.S. Broker-Dealers & Securities Exchanges ETF	250	3.0%
iShares U.S. Healthcare Providers ETF	250	3.0%
iShares U.S. Home Construction ETF	250	3.0%
iShares U.S. Insurance ETF	250	3.0%
iShares U.S. Medical Devices ETF	250	3.0%
iShares U.S. Oil & Gas Exploration & Production ETF	250	3.0%
iShares U.S. Oil Equipment & Services ETF	250	3.0%
iShares U.S. Pharmaceuticals ETF	250	3.0%
iShares U.S. Preferred Stock ETF	750	3.0%
iShares U.S. Real Estate ETF	250	3.0%
iShares U.S. Regional Banks ETF	250	3.0%
iShares U.S. Telecommunications ETF	250	3.0%

*	As a percentage of the net asset value per Creation Unit.
Redemption of iShares Russell 2000 ETF During Certain Market Conditions.  By submitting a redemption request, an Authorized Participant is deemed to represent to the Trust, consistent with the Authorized Participant Agreement, that (1) it has the requisite number of shares to deliver to the Trust to satisfy the redemption request, (2) such shares have not been loaned or pledged to any other party and are free and clear of any liens and encumbrances, and (3) it will not lend, hypothecate or otherwise encumber the shares after the submission of the redemption request. These deemed representations are subject to verification under certain circumstances with respect to the iShares Russell 2000 ETF. Specifically, if an Authorized Participant submits a redemption request with respect to the iShares Russell 2000 ETF on a Business Day on which the Trust determines, based on information available to the Trust on such Business Day, that (i) the short interest of the Fund in the marketplace is greater than or equal to 150% and (ii) the orders in the aggregate from all Authorized Participants redeeming Fund shares on such Business Day represent 25% or more of the shares outstanding of the Fund, such Authorized Participant will be required to verify to the Trust (in a form specified by the Trust) the accuracy of its deemed representations. If, after receiving notice of the verification requirement, the Authorized Participant does not verify the accuracy of its deemed representations in accordance with this requirement, its redemption request will be considered not to have been timely received in proper form.
Redemption of Creation Units.  Shares of a Fund may be redeemed by Authorized Participants only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor or its agent and only on a Business Day. The Funds will not redeem shares in amounts less than Creation Units. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a Creation Unit that could be redeemed by an Authorized Participant. Beneficial owners also may sell shares in the secondary market.

Each Fund generally redeems Creation Units for Fund Securities (as defined below). Please see the Cash Redemption Method section below and the following discussion summarizing the in-kind method for further information on redeeming Creation Units of the Funds.
BFA makes available through the NSCC, prior to the opening of business on the Listing Exchange on each Business Day, the designated portfolio of securities (including any portion of such securities for which cash may be substituted) that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”), and an amount of cash (the “Cash Amount,” as described below). Such Fund Securities and the corresponding Cash Amount (each subject to possible amendment or correction) are applicable, in order to effect redemptions of Creation Units of a Fund until such time as the next announced composition of the Fund Securities and Cash Amount is made available. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. Procedures and requirements governing redemption transactions are set forth in the handbook for Authorized Participants and may change from time to time.
Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities, plus the Cash Amount, which is an amount equal to the difference between the net asset value of the shares being redeemed, as next determined after the receipt of a redemption request in proper form, and the value of Fund Securities, less a redemption transaction fee (as described below).
The Trust may, in its sole discretion, substitute a “cash in lieu” amount to replace any Fund Security. The Trust also reserves the right to permit or require a “cash in lieu” amount in certain circumstances, including circumstances in which: (i) the delivery of a Fund Security to the Authorized Participant would be restricted under applicable securities or other local laws; or (ii) the delivery of a Fund Security to the Authorized Participant would result in the disposition of the Fund Security by the Authorized Participant due to restrictions under applicable securities or other local laws, or in certain other situations. The amount of cash paid out in such cases will be equivalent to the value of the substituted security listed as a Fund Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder. Each Fund generally redeems Creation Units for Fund Securities, but each Fund reserves the right to utilize a cash option for redemption of Creation Units. Each Fund may, in its sole discretion, provide such redeeming Authorized Participant a portfolio of securities that differs from the exact composition of the Fund Securities, but does not differ in NAV.
Cash Redemption Method.   Although the Trust does not ordinarily permit partial or full cash redemptions of Creation Units of iShares funds, when partial or full cash redemptions of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of partial or full cash redemption, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer.
Costs Associated with Redemption Transactions.  A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. The standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by an Authorized Participant on the applicable Business Day. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). Authorized Participants will also bear the costs of transferring the Fund Securities from a Fund to their account on their order. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.
The following table sets forth each Fund's standard redemption transaction fees and maximum additional charge (as described above):
Fund	Standard Redemption Transaction Fee	Maximum Additional Charge for Redemptions*
iShares Core S&P 500 ETF	$ 1,250	2.0%
iShares Core S&P Mid-Cap ETF	1,000	2.0%
iShares Core S&P Small-Cap ETF	1,500	2.0%
iShares Core S&P Total U.S. Stock Market ETF	3,000	2.0%

Fund	Standard Redemption Transaction Fee	Maximum Additional Charge for Redemptions*
iShares Core U.S. Growth ETF	3,000	2.0%
iShares Core U.S. Value ETF	3,000	2.0%
iShares Europe ETF	10,000	2.0%
iShares Global 100 ETF	2,000	2.0%
iShares Global Clean Energy ETF	300	2.0%
iShares Global Consumer Discretionary ETF	2,200	2.0%
iShares Global Consumer Staples ETF	1,800	2.0%
iShares Global Energy ETF	600	2.0%
iShares Global Financials ETF	4,000	2.0%
iShares Global Healthcare ETF	700	2.0%
iShares Global Industrials ETF	2,200	2.0%
iShares Global Infrastructure ETF	1,600	2.0%
iShares Global Telecom ETF	900	2.0%
iShares Global Utilities ETF	1,600	2.0%
iShares International Developed Property ETF	4,500	2.0%
iShares International Preferred Stock ETF	700	2.0%
iShares JPX-Nikkei 400 ETF	3,000	2.0%
iShares Micro-Cap ETF	3,000	2.0%
iShares Mortgage Real Estate Capped ETF	250	2.0%
iShares Nasdaq Biotechnology ETF	300	2.0%
iShares North American Natural Resources ETF	500	2.0%
iShares North American Tech ETF	650	2.0%
iShares North American Tech-Multimedia Networking ETF	250	2.0%
iShares North American Tech-Software ETF	250	2.0%
iShares PHLX Semiconductor ETF	250	2.0%
iShares Residential Real Estate Capped ETF	250	2.0%
iShares Russell 1000 ETF	2,500	2.0%
iShares Russell 1000 Growth ETF	1,450	2.0%
iShares Russell 1000 Value ETF	1,750	2.0%
iShares Russell 2000 ETF	3,000	2.0%
iShares Russell 2000 Growth ETF	2,800	2.0%
iShares Russell 2000 Value ETF	3,000	2.0%
iShares Russell 3000 ETF	3,000	2.0%
iShares Russell Mid-Cap ETF	2,000	2.0%
iShares Russell Mid-Cap Growth ETF	1,150	2.0%
iShares Russell Mid-Cap Value ETF	1,400	2.0%
iShares Russell Top 200 ETF	500	2.0%
iShares Russell Top 200 Growth ETF	300	2.0%
iShares Russell Top 200 Value ETF	300	2.0%
iShares S&P 100 ETF	250	2.0%
iShares S&P 500 Growth ETF	700	2.0%
iShares S&P 500 Value ETF	900	2.0%
iShares S&P Mid-Cap 400 Growth ETF	550	2.0%
iShares S&P Mid-Cap 400 Value ETF	700	2.0%
iShares S&P Small-Cap 600 Growth ETF	900	2.0%
iShares S&P Small-Cap 600 Value ETF	1,100	2.0%
iShares U.S. Aerospace & Defense ETF	250	2.0%
iShares U.S. Broker-Dealers & Securities Exchanges ETF	250	2.0%
iShares U.S. Healthcare Providers ETF	250	2.0%
iShares U.S. Home Construction ETF	250	2.0%
iShares U.S. Insurance ETF	250	2.0%
iShares U.S. Medical Devices ETF	250	2.0%

Fund	Standard Redemption Transaction Fee	Maximum Additional Charge for Redemptions*
iShares U.S. Oil & Gas Exploration & Production ETF	250	2.0%
iShares U.S. Oil Equipment & Services ETF	250	2.0%
iShares U.S. Pharmaceuticals ETF	250	2.0%
iShares U.S. Preferred Stock ETF	750	2.0%
iShares U.S. Real Estate ETF	250	2.0%
iShares U.S. Regional Banks ETF	250	2.0%
iShares U.S. Telecommunications ETF	250	2.0%

*	As a percentage of the net asset value per Creation Unit, inclusive of the standard redemption transaction fee.
Placement of Redemption Orders.  Redemption requests for Creation Units of the Funds must be submitted to the Distributor or its agent by or through an Authorized Participant. An Authorized Participant must submit an irrevocable request to redeem shares of a Fund generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day's NAV. On days when the Listing Exchange closes earlier than normal, a Fund may require orders to redeem Creation Units to be placed earlier that day. Investors, other than Authorized Participants, are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request.
The Authorized Participant must transmit the request for redemption in the form required by the Funds to the Distributor or its agent in accordance with procedures set forth in the authorized participant agreement. Investors should be aware that their particular broker may not have executed an authorized participant agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an authorized participant agreement. At any time, only a limited number of broker-dealers will have an authorized participant agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Funds' transfer agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Funds' transfer agent the Creation Unit redeemed through the book-entry system of DTC so as to be effective by the Listing Exchange closing time on any Business Day; (ii) a request in form satisfactory to the applicable Fund is received by the Distributor or its agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above; and (iii) all other procedures set forth in the authorized participant agreement are properly followed. If the transfer agent does not receive the investor's shares through DTC's facilities by 10:00 a.m., Eastern time on the Business Day next following the day that the redemption request is received, the redemption request shall be rejected. Investors should be aware that the deadline for such transfers of shares through the DTC system may be significantly earlier than the close of business on the Listing Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC system by contacting the operations department of the broker or depositary institution effecting the transfer of the shares.
Upon receiving a redemption request, the Distributor or its agent shall notify the applicable Fund and the Fund's transfer agent of such redemption request. The tender of an investor's shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the Beneficial Owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.
A redeeming Beneficial Owner or Authorized Participant acting on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.
Deliveries of redemption proceeds by each Fund generally will be made within three Business Days (i.e., “T+3”). However, as discussed in Appendix B of this SAI, each Fund reserves the right to settle redemption transactions and deliver redemption proceeds on another basis to accommodate non-U.S. market holiday schedules, to account for different treatment among non-U.S. and U.S. markets of dividend record dates and dividend ex-dates (i.e., the last date the holder of a security can sell the security and still receive dividends payable on the security sold) and in certain other circumstances. Appendix B of this SAI identifies the instances, if any, where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, the Trust will make delivery of redemption proceeds within the number of days stated in Appendix B of this SAI to be the maximum number of days necessary to deliver redemption proceeds.
If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of Fund Securities in the applicable non-U.S. jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of Fund Securities in such jurisdiction, a Fund may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charges specified above to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund cannot lawfully deliver specific Fund Securities upon redemptions or cannot do so without first registering the Fund Securities under such laws.
Although the Trust does not ordinarily permit cash redemptions of Creation Units, in the event that cash redemptions are permitted or required by the Trust, proceeds will be paid to the Authorized Participant redeeming shares as soon as practicable after the date of redemption (within seven calendar days thereafter, except for the instances listed in Appendix B of this SAI in which more than seven calendar days would be needed).
To the extent contemplated by an Authorized Participant's agreement with the Distributor or its agent, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to a Fund, at or prior to 10:00 a.m., Eastern time on the Listing Exchange business day after the date of submission of such redemption request, the Distributor or its agent will accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash, in U.S. dollars in immediately available funds, having a value at least equal to 105% and up to 115%, which percentage BFA may change at any time, in its sole discretion, of the value of the missing shares. Such cash collateral must be delivered no later than 10:00 a.m., Eastern time on the day after the date of submission of such redemption request and shall be held by State Street and marked-to-market daily. The fees of State Street and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. The authorized participant agreement permits the Funds to acquire shares of the Funds at any time and subjects the Authorized Participant to liability for any shortfall between the aggregate of the cost to the Funds of purchasing such shares, plus the value of the Cash Amount, and the value of the cash collateral together with liability for related brokerage and other charges.
Because the portfolio securities of a Fund may trade on exchange(s) on days that the Listing Exchange is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their shares of such Fund, or purchase or sell shares of such Fund on the Listing Exchange on days when the NAV of such a Fund could be significantly affected by events in the relevant non-U.S. markets.
The right of redemption may be suspended or the date of payment postponed with respect to any Fund: (i) for any period during which the applicable Listing Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the applicable Listing Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund's portfolio securities or determination of its net asset value is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.

Taxation on Creations and Redemptions of Creation Units.   An Authorized Participant generally will recognize either gain or loss upon the exchange of Deposit Securities for Creation Units. This gain or loss is calculated by taking the market value of the Creation Units purchased over the Authorized Participant’s aggregate basis in the Deposit Securities exchanged therefor. However, the IRS may apply the wash sales rules to determine that any loss realized upon the exchange of Deposit Securities for Creation Units is not currently deductible. Authorized Participants should consult their own tax advisors.
Current U.S. federal income tax laws dictate that capital gain or loss realized from the redemption of Creation Units will generally create long-term capital gain or loss if the Authorized Participant holds the Creation Units for more than one year, or short-term capital gain or loss if the Creation Units were held for one year or less, if the Creation Units are held as capital assets.
Taxes
The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of a Fund. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to a Fund or to all categories of investors, some of which may be subject to special tax rules. Current and prospective shareholders are urged to consult their own tax advisors with respect to the specific U.S. federal, state, local and non-U.S. tax consequences of investing in a Fund. The summary is based on the laws and judicial and administrative interpretations thereof in effect on the date of this SAI, all of which are subject to change, possibly with retroactive effect.
Regulated Investment Company Qualifications.  Each Fund intends to continue to qualify for treatment as a separate RIC under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, each Fund must annually distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of each Fund’s annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or non-U.S. currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly-traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains and other traditionally permitted mutual fund income); and (ii) at the close of each quarter of each Fund's taxable year, (a) at least 50% of the market value of each Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of each Fund's total assets may be invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, of two or more issuers of which 20% or more of the voting stock is held by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly-traded partnerships.
A Fund may be able to cure a failure to derive 90% of its income from the sources specified above or a failure to diversify its holdings in the manner described above by paying a tax and/or by disposing of certain assets. If, in any taxable year, a Fund fails one of these tests and does not timely cure the failure, that Fund will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by that Fund in computing its taxable income.
Although, in general, the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to interests in qualified publicly-traded partnerships. A Fund's investments in partnerships, including in qualified publicly-traded partnerships, may result in the Fund being subject to state, local, or non-U.S. income, franchise or withholding tax liabilities.
Taxation of RICs.  As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, a Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. A Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders. If a Fund fails to qualify for any taxable year as a RIC or fails to meet the distribution requirement, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. In such event, distributions to individuals should be eligible to be treated as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends received deduction. Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, each Fund will be subject to U.S. federal income taxation to the extent any such income or gains are not distributed. If a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If a Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.
Excise Tax.  A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the 12 months ended October 31 of such year. For this purpose, however, any ordinary income or capital gain net income retained by a Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.
Net Capital Loss Carryforwards.  Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, until they have been reduced to zero or until their respective expiration dates, whichever occurs first. Capital loss carryforwards from taxable years beginning after 2010 are not subject to expiration, and short-term and long-term capital loss carryforwards from such taxable years may only be applied against net realized short-term and long-term capital gains, respectively.
In the event that a Fund were to experience an ownership change as defined under the Internal Revenue Code, the loss carryforwards and other favorable tax attributes of a Fund, if any, may be subject to limitation.
The following Funds had net capital loss carryforwards as of March 31, 2016, the tax year-end for the Funds:
Fund	Non-Expiring [1]	Expiring 2017	Expiring 2018	Expiring 2019	Total
iShares Core S&P 500 ETF	$____	$____	$____	$____	$____
iShares Core S&P Mid-Cap ETF	____	____	____	____	____
iShares Core S&P Small-Cap ETF	____	____	____	____	____
iShares Core S&P Total U.S. Stock Market ETF	____	____	____	____	____
iShares Core U.S. Growth ETF	____	____	____	____	____
iShares Core U.S. Value ETF	____	____	____	____	____
iShares Europe ETF	____	____	____	____	____
iShares Global 100 ETF	____	____	____	____	____
iShares Global Clean Energy ETF	____	____	____	____	____
iShares Global Consumer Discretionary ETF	____	____	____	____	____
iShares Global Consumer Staples ETF	____	____	____	____	____
iShares Global Energy ETF	____	____	____	____	____
iShares Global Financials ETF	____	____	____	____	____
iShares Global Industrials ETF	____	____	____	____	____
iShares Global Infrastructure ETF	____	____	____	____	____
iShares Global Telecom ETF	____	____	____	____	____
iShares Global Utilities ETF	____	____	____	____	____

Fund	Non-Expiring [1]	Expiring 2017	Expiring 2018	Expiring 2019	Total
iShares International Developed Property ETF	____	____	____	____	____
iShares International Preferred Stock ETF	____	____	____	____	____
iShares JPX-Nikkei 400 ETF	____	____	____	____	____
iShares Micro-Cap ETF	____	____	____	____	____
iShares Mortgage Real Estate Capped ETF	____	____	____	____	____
iShares Nasdaq Biotechnology ETF	____	____	____	____	____
iShares North American Natural Resources ETF	____	____	____	____	____
iShares North American Tech ETF	____	____	____	____	____
iShares North American Tech-Multimedia Networking ETF	____	____	____	____	____
iShares North American Tech-Software ETF	____	____	____	____	____
iShares PHLX Semiconductor ETF	____	____	____	____	____
iShares Residential Real Estate Capped ETF	____	____	____	____	____
iShares Russell 1000 ETF	____	____	____	____	____
iShares Russell 1000 Growth ETF	____	____	____	____	____
iShares Russell 1000 Value ETF	____	____	____	____	____
iShares Russell 2000 ETF	____	____	____	____	____
iShares Russell 2000 Growth ETF	____	____	____	____	____
iShares Russell 2000 Value ETF	____	____	____	____	____
iShares Russell 3000 ETF	____	____	____	____	____
iShares Russell Mid-Cap ETF	____	____	____	____	____
iShares Russell Mid-Cap Growth ETF	____	____	____	____	____
iShares Russell Mid-Cap Value ETF	____	____	____	____	____
iShares Russell Top 200 ETF	____	____	____	____	____
iShares Russell Top 200 Growth ETF	____	____	____	____	____
iShares Russell Top 200 Value ETF	____	____	____	____	____
iShares S&P 100 ETF	____	____	____	____	____
iShares S&P 500 Growth ETF	____	____	____	____	____
iShares S&P 500 Value ETF	____	____	____	____	____
iShares S&P Mid-Cap 400 Growth ETF	____	____	____	____	____
iShares S&P Mid-Cap 400 Value ETF	____	____	____	____	____
iShares S&P Small-Cap 600 Growth ETF	____	____	____	____	____
iShares S&P Small-Cap 600 Value ETF	____	____	____	____	____
iShares U.S. Aerospace & Defense ETF	____	____	____	____	____
iShares U.S. Broker-Dealers & Securities Exchanges ETF	____	____	____	____	____
iShares U.S. Healthcare Providers ETF	____	____	____	____	____
iShares U.S. Home Construction ETF	____	____	____	____	____
iShares U.S. Insurance ETF	____	____	____	____	____
iShares U.S. Medical Devices ETF	____	____	____	____	____
iShares U.S. Oil & Gas Exploration & Production ETF	____	____	____	____	____
iShares U.S. Oil Equipment & Services ETF	____	____	____	____	____
iShares U.S. Pharmaceuticals ETF	____	____	____	____	____
iShares U.S. Preferred Stock ETF	____	____	____	____	____

Fund	Non-Expiring [1]	Expiring 2017	Expiring 2018	Expiring 2019	Total
iShares U.S. Real Estate ETF	____	____	____	____	____
iShares U.S. Regional Banks ETF	____	____	____	____	____
iShares U.S. Telecommunications ETF	____	____	____	____	____

[1]	Must be utilized prior to losses subject to expiration.
Taxation of U.S. Shareholders.   Dividends and other distributions by a Fund are generally treated under the Internal Revenue Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.
Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (at a maximum rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder’s income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS.
Distributions of net realized long-term capital gains, if any, that a Fund reports as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income, subject to the discussion of qualified dividend income below. Married couples filing jointly with income over approximately $465,000 and unmarried individuals with income over approximately $415,000, amounts adjusted annually for inflation, are subject to a 20% tax on any income in excess of those amounts that is long-term capital gain or qualified dividend income, and generally all other long-term capital gain is taxed at 15% (0% at certain income levels). In addition, the top marginal ordinary income tax rate is 39.6% for income in excess of the above thresholds.
If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period, or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.
Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in shares of the Fund, and as a capital gain thereafter (if the shareholder holds shares of the Fund as capital assets). Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to shareholders and will not constitute nontaxable returns of capital. Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive and should have a cost basis in the shares received equal to such amount.

A 3.8% U.S. federal Medicare contribution tax is imposed on net investment income, including, but not limited to, interest, dividends, and net gain from investments, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly) and of estates and trusts.
Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any security on the record date for any dividends payable with respect to such security, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (a) the date such security became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the security would not be entitled to receive the declared, but unpaid, dividends); or (b) the date the Fund acquired such security. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.
In certain situations, a Fund may, for a taxable year, defer all or a portion of its net capital loss (or if there is no net capital loss, then any net long-term or short-term capital loss) realized after October and its late-year ordinary loss (defined as the sum of (i) the excess of post-October foreign currency and passive foreign investment company (“PFIC”) losses over post-October foreign currency and PFIC gains and (ii) the excess of post-December ordinary losses over post-December ordinary income) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.
Sales of Shares.  Upon the sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the shareholder’s basis in shares of the Fund. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends or capital gains distributions, or by an option on substantially identical shares within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. The Medicare contribution tax described above will apply to the sale of Fund shares.
If a shareholder incurs a sales charge in acquiring shares of a Fund, disposes of those shares within 90 days and then, on or before January 31 of the following calendar year, acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents shareholders from immediately deducting the sales charge by shifting their investments within a family of mutual funds.
Back-Up Withholding.  In certain cases, a Fund will be required to withhold at a 28% rate and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (i) has failed to provide a correct taxpayer identification number; (ii) is subject to back-up withholding by the IRS; (iii) has failed to certify to a Fund that such shareholder is not subject to back-up withholding; or (iv) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). Back-up withholding is not an additional tax and any amount withheld may be credited against a shareholder's U.S. federal income tax liability.
Sections 351 and 362.  The Trust, on behalf of each Fund, has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Sections 351 and 362 of the Internal Revenue Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If a Fund’s basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to a Fund or its shareholders. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.
Taxation of Certain Derivatives.  A Fund’s transactions in zero coupon securities, non-U.S. currencies, forward contracts, options and futures contracts (including options and futures contracts on non-U.S. currencies), to the extent permitted, will be subject to special provisions of the Internal Revenue Code (including provisions relating to “hedging transactions” and “straddles”) that, among other consequences, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any zero coupon security, non-U.S. currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC.
A Fund’s investments in so-called “Section 1256 contracts,” such as regulated futures contracts, most non-U.S. currency forward contracts traded in the interbank market and options on most security indexes, are subject to special tax rules. All Section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in Section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.
As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). With respect to certain types of swaps, a Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.
Qualified Dividend Income.  Distributions by a Fund of investment company taxable income (including any short-term capital gains), whether received in cash or shares, will be taxable either as ordinary income or as qualified dividend income, which is eligible to be taxed at long-term capital gain rates to the extent a Fund receives qualified dividend income on the securities it holds and a Fund reports the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable U.S. corporations (but generally not from U.S. REITs) and certain non-U.S. corporations (e.g., non-U.S. corporations that are not “passive foreign investment companies” and which are incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States (where the dividends are paid with respect to such stock)). Under current IRS guidance, the United States has appropriate comprehensive income tax treaties with the following countries: Australia, Austria, Bangladesh, Barbados, Belgium, Bulgaria, Canada, China (but not with Hong Kong, which is treated as a separate jurisdiction for U.S. tax purposes), Cyprus, the Czech Republic, Denmark, Egypt, Estonia, Finland, France, Germany, Greece, Hungary, Iceland, India, Indonesia, Ireland, Israel, Italy, Jamaica, Japan, Kazakhstan, Latvia, Lithuania, Luxembourg, Malta, Mexico, Morocco, the Netherlands, New Zealand, Norway, Pakistan, the Philippines, Poland, Portugal, Romania, Russia, the Slovak Republic, Slovenia, South Africa, South Korea, Spain, Sri Lanka, Sweden, Switzerland, Thailand, Trinidad and Tobago, Tunisia, Turkey, Ukraine, the United Kingdom, and Venezuela. Substitute payments received by a Fund for securities lent out by a Fund will not be qualified dividend income.
A dividend from a Fund will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for 61 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex-dividend with respect to such dividend or a Fund fails to satisfy those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder (or, in the case of certain preferred stocks, the holding requirement of 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend with respect to such dividend); (ii) a Fund or the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iii) the shareholder elects to treat such dividend as investment income under Section 163(d)(4)(B) of the Internal Revenue Code. Dividends received by a Fund from a REIT or another RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or other RIC. It is expected that dividends received by a Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income. Distributions by a Fund of its net short-term capital gains will be taxable as ordinary income.
Corporate Dividends Received Deduction.  Dividends paid by a Fund that are attributable to dividends received by the Fund from U.S. corporations may qualify for the U.S. federal dividends received deduction for corporations. A 46-day minimum holding period during the 90-day period that begins 45 days prior to ex-dividend date (or 91-day minimum holding period during the 180 period beginning 90 days prior to ex-dividend date for certain preference dividends) during which risk of loss may not be diminished is required for the applicable shares, at both the Fund and shareholder level, for a dividend to be eligible for the dividends received deduction. Restrictions may apply if indebtedness, including a short sale, is attributable to the investment.
Excess Inclusion Income.  Under current law, the Funds serve to block unrelated business taxable income (“UBTI”) from being realized by their respective tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Internal Revenue Code. Certain types of income received by a Fund from REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Fund to report some or all of its distributions as “excess inclusion income.” To Fund shareholders, such excess inclusion income may (i) constitute taxable income, as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by otherwise allowable deductions for tax purposes; (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (iv) cause the Fund to be subject to tax if certain “disqualified organizations,” as defined by the Internal Revenue Code, are Fund shareholders. If a charitable remainder annuity trust or a charitable remainder unitrust (each as defined in Section 664 of the Internal Revenue Code) has UBTI for a taxable year, a 100% excise tax on the UBTI is imposed on the trust.
Non-U.S. Investments.  Under Section 988 of the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a non-U.S. currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. In general, gains (and losses) realized on debt instruments will be treated as Section 988 gain (or loss) to the extent attributable to changes in exchange rates between the U.S. dollar and the currencies in which the instruments are denominated. Similarly, gains or losses on non-U.S. currency, non-U.S. currency forward contracts and certain non-U.S. currency options or futures contracts denominated in non-U.S. currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the Fund were to elect otherwise.
The Fund may be subject to non-U.S. income taxes withheld at the source. The Fund, if permitted to do so, may elect to “pass through” to its investors the amount of non-U.S. income taxes paid by the Fund provided that the Fund held the security on the dividend settlement date and for at least 15 additional days immediately before and/or thereafter, with the result that each investor with respect to shares of the Fund held for a minimum 16-day holding period at the time of deemed distribution will (i) include in gross income, even though not actually received, the investor’s pro rata share of the Fund’s non-U.S. income taxes, and (ii) either deduct (in calculating U.S. taxable income, but only for investors who itemize their deductions on their personal tax returns) or credit (in calculating U.S. federal income tax) the investor’s pro rata share of the Fund’s non-U.S. income taxes. A non-U.S. person invested in the Fund in a year that the Fund elects to “pass through” its non-U.S. taxes may be treated as receiving additional dividend income subject to U.S. withholding tax. A non-U.S. tax credit may not exceed the investor’s U.S. federal income tax otherwise payable with respect to the investor’s non-U.S. source income. For this purpose, shareholders must treat as non-U.S. source gross income (i) their proportionate shares of non-U.S. taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund that represents income derived from non-U.S. sources; the Fund’s gain from the sale of securities will generally be treated as U.S.-source income. Certain limitations will be imposed to the extent to which the non-U.S. tax credit may be claimed. If your Fund shares are loaned pursuant to securities lending arrangements, you may lose the ability to use any non-U.S. tax credits passed through by a Fund or to treat Fund dividends (paid while the shares are held by the borrower) as qualified dividends. Regarding a short sale with respect to shares of a Fund, substitute payments made to the lender of such shares may not be deductible under certain circumstances. Consult your financial intermediary or tax advisor.
Passive Foreign Investment Companies.  If a Fund purchases shares in PFICs, it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.
If a Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Internal Revenue Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.
Alternatively, a Fund may make a mark-to-market election that would result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.
A Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effects of these rules.
Reporting.  If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Other Taxes.  Dividends, distributions and redemption proceeds may also be subject to additional state, local and non-U.S. taxes depending on each shareholder’s particular situation.
Taxation of Non-U.S. Shareholders.  Dividends paid by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. Dividends paid by a Fund from net tax-exempt income or long-term capital gains are generally not subject to such withholding tax. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN or IRS Form W-8BEN-E certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN, IRS Form W-8BEN-E or other applicable form may be subject to back-up withholding at the appropriate rate.
Properly-reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of a Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of a Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, a Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, IRS Form W-8BEN-E or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.
Distributions that a Fund reports as “short-term capital gain dividends” or “long-term capital gain dividends” will not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the Fund’s direct or indirect interests in U.S. real property exceeded certain levels. Instead, if the foreign shareholder has not owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of distribution, such distributions will be subject to 30% withholding by the Fund and will be treated as ordinary dividends to the foreign shareholder; if the foreign shareholder owned more than 5% of the outstanding shares of a Fund at any time during the one year period ending on the date of the distribution, such distribution will be treated as real property gain subject to 35% withholding tax and could subject the foreign shareholder to U.S. filing requirements. Additionally, if a Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from the Fund could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of the Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years.
The rules laid out in the previous paragraph, other than the withholding rules, will apply notwithstanding the Fund’s participation in a wash sale transaction or its payment of a substitute dividend.
Provided that 50% or more of the value of a Fund’s shares are held by U.S. shareholders, distributions of U.S. real property interests (including securities in a U.S. real property holding corporation, unless such corporation is regularly traded on an established securities market and a Fund has held 5% or less of the outstanding shares of the corporation during the five-year period ending on the date of distribution) in redemption of a foreign shareholder’s shares of a Fund will cause a Fund to recognize gain. If a Fund is required to recognize gain, the amount of gain recognized will be equal to the fair market value of such interests over a Fund’s adjusted bases to the extent of the greatest foreign ownership percentage of a Fund during the five-year period ending on the date of redemption.
A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items and will be imposed on proceeds from the sale, redemption or other disposition of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders; and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders; comply with due diligence procedures with respect to the identification of U.S. accounts; report to the IRS certain information with respect to U.S. accounts maintained; agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information; and determine certain other information concerning their account holders, or (ii) in the event an intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities may need to report the name, address, and taxpayer identification number of each substantial U.S. owner or provide certifications of no substantial U.S. ownership unless certain exceptions apply.
Shares of a Fund held by a non-U.S. shareholder at death will be considered situated within the United States and subject to the U.S. estate tax.
The foregoing discussion is a summary of certain material U.S. federal income tax considerations only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisors as to the tax consequences of investing in such shares, including consequences under state, local and non-U.S. tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.
Financial Statements
Each Fund's audited Financial Statements, including the Financial Highlights, appearing in the applicable Annual Report to Shareholders and the report therein of _________________, an independent registered public accounting firm, are hereby incorporated by reference in this SAI. The applicable Annual Report to Shareholders, which contains the referenced audited financial statements, is available upon request and without charge.
Miscellaneous Information
Counsel.  Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, NY 10019, is counsel to the Trust.
Independent Registered Public Accounting Firm.  ________________________________ serves as the Trust's independent registered public accounting firm, audits the Funds' financial statements, and may perform other services.
Shareholder Communications to the Board.  The Board has established a process for shareholders to communicate with the Board. Shareholders may contact the Board by mail. Correspondence should be addressed to iShares Board of Trustees, c/o BlackRock Fund Advisors, iShares Fund Administration, 400 Howard Street, San Francisco, CA 94105. Shareholder communications to the Board should include the following information: (i) the name and address of the shareholder; (ii) the number of shares owned by the shareholder; (iii) the Fund(s) of which the shareholder owns shares; and (iv) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board.
Regulation Under the Alternative Investment Fund Managers Directive.  The Alternative Investment Fund Managers Directive (“AIFMD”) imposes detailed and prescriptive obligations on fund managers established in the EU (“EU Operative Provisions”). These do not currently apply to managers established outside of the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of AIFMD (“AIFMD Disclosure Provisions”) if such managers market a fund to EU investors.
Where the AIFMD Disclosure Provisions relate to EU Operative Provisions that do not apply to BFA, no meaningful disclosure can be made. These EU Operative Provisions include prescriptive rules on: measuring and capping leverage in line with known European standards; the treatment of investors; the use of “depositaries”; and coverage for professional liability risks.
AIFMD imposes certain conditions on the marketing of funds, such as the Funds, to EU investors. AIFMD requires that an ‘alternative investment fund manager’ (“AIFM”) be identified to meet such conditions where such marketing is sought. For these purposes BFA, as the legal entity responsible for performing the portfolio and risk management of the Funds, shall be the AIFM.
AIFMD requires disclosure on an ongoing basis of certain information relating to the use of special arrangements, leverage, rights of reuse of collateral, guarantees granted under leverage arrangements and the use of gates, side pockets and similar liquidity management tools. Given that the Funds do not use any special arrangements or allow for collateral reuse, it is not intended that such disclosures will need to be made by the Funds. Each Fund will, however, to the extent relevant and appropriate, disclose in its annual report information on the Fund's leverage, risk profile and risk management systems employed by BFA. Each Fund will also disclose material changes, if any, to the liquidity management systems and procedures employed in respect of the Fund.
BFA intends to market the following Funds to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg:
iShares Core S&P 500 ETF
iShares Core S&P Mid-Cap ETF
iShares Core S&P Small-Cap ETF

iShares Global Consumer Staples ETF
iShares Global Energy ETF
iShares Nasdaq Biotechnology ETF
iShares Russell 1000 Value ETF
iShares Russell 2000 ETF
iShares Russell 3000 ETF
iShares U.S. Preferred Stock ETF
iShares U.S. Real Estate ETF
iShares U.S. Regional Banks ETF
Investors’ Rights.  Each Fund relies on the services of BFA and its other service providers, including the Distributor, administrator, custodian and transfer agent. Further information about the duties and roles of these service providers is set out in this SAI. Investors who acquire shares of a Fund are not parties to the relevant agreement with these service providers and do not have express contractual rights against the Fund or its service providers, except certain institutional investors that are Authorized Participants may have certain express contractual rights with respect to the Distributor under the terms of the relevant authorized participant agreement. Investors may have certain legal rights under federal or state law against a Fund or its service providers. In the event that an investor considers that it may have a claim against a Fund, or against any service provider in connection with its investment in the Fund, such investor should consult its own legal advisor.
By contract, Authorized Participants irrevocably submit to the non-exclusive jurisdiction of any New York State or U.S. federal court sitting in New York City over any suit, action or proceeding arising out of or relating to the authorized participant agreement. Jurisdiction over other claims, whether by investors or Authorized Participants, will turn on the facts of the particular case and the law of the jurisdiction in which the proceeding is brought.

Appendix A - Proxy Voting Policy and BlackRock Proxy Voting Guidelines
BlackRock U.S. Registered Funds
iShares by BlackRock
Open-End Fund1 and ETF Proxy Voting Policy
Procedures Governing Delegation of Proxy Voting to Fund Adviser
September 28, 2015
The Boards of Trustees/Directors (“Directors”) of open-end funds advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”) (the “Funds”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate that responsibility to BlackRock as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.
BlackRock has adopted guidelines and procedures (together and as from time to time amended, the “BlackRock Proxy Voting Guidelines”) governing proxy voting by accounts managed by BlackRock.
BlackRock will cast votes on behalf of each of the Funds on specific proxy issues in respect of securities held by each such Fund in accordance with the BlackRock Proxy Voting Guidelines.1
BlackRock will report on an annual basis to the Directors on (1) all proxy votes that BlackRock has made on behalf of the Funds in the preceding year together with a certification from the Funds’ Chief Compliance Officer that all votes were in accordance with the BlackRock Proxy Voting Guidelines, and (2) any changes to the BlackRock Proxy Voting Guidelines that have not previously been reported.
©2015 BlackRock

[1]	iShares MSCI ACWI Low Carbon Target ETF, iShares MSCI All Peru Capped ETF, iShares MSCI KLD 400 Social ETF, iShares MSCI USA ESG Select ETF and iShares Sustainable MSCI Global Impact ETF have separate Fund Proxy Voting Policies.

BlackRock
Global corporate governance & engagement principles
June 2014

INTRODUCTION TO BLACKROCK
BlackRock is the world’s preeminent asset management firm and a premier provider of global investment management, risk management and advisory services to institutional and individual clients around the world. BlackRock offers a wide range of investment strategies and product structures to meet clients’ needs, including individual and institutional separate accounts, mutual funds, closed-end funds, and other pooled investment vehicles and the industry-leading iShares exchange traded funds. Through BlackRock Solutions®, we offer risk management, strategic advisory and enterprise investment system services to a broad base of clients.
PHILOSOPHY ON CORPORATE GOVERNANCE
BlackRock’s corporate governance program is focused on protecting and enhancing the economic value of the companies in which it invests on behalf of clients. We do this through engagement with boards and management of investee companies and, for those clients who have given us authority, through voting at shareholder meetings.
We believe that there are certain fundamental rights attached to share ownership. Companies and their boards should be accountable to shareholders and structured with appropriate checks and balances to ensure that they operate in shareholders’ interests. Effective voting rights are central to the rights of ownership and there should be one vote for one share. Shareholders should have the right to elect, remove and nominate directors, approve the appointment of the auditor and to amend the corporate charter or by-laws. Shareholders should be able to vote on matters that are material to the protection of their investment including but not limited to changes to the purpose of the business, dilution levels and pre-emptive rights, the distribution of income and the capital structure. In order to exercise these rights effectively, we believe shareholders have the right to sufficient and timely information to be able to take an informed view of the proposals, and of the performance of the company and management.
Our focus is on the board of directors, as the agent of shareholders, which should set the company’s strategic aims within a framework of prudent and effective controls which enables risk to be assessed and managed. The board should provide direction and leadership to the management and oversee management’s performance. Our starting position is to be supportive of boards in their oversight efforts on our behalf and we would generally expect to support the items of business they put to a vote at shareholder meetings. Votes cast against or withheld from resolutions proposed by the board are a signal that we are concerned that the directors or management have either not acted in the interests of shareholders or have not responded adequately to shareholder concerns regarding strategy or performance.
These principles set out our approach to engaging with companies, provide guidance on our position on corporate governance and outline how our views might be reflected in our voting decisions. Corporate governance practices vary internationally and our expectations in relation to individual companies are based on the legal and regulatory framework of each market. However, as noted above, we do believe that there are some overarching principles of corporate governance that apply globally. We assess voting matters on a case-by-case basis and in light of each company’s unique circumstances. We are interested to understand from the company’s reporting its approach to corporate governance, particularly where it is different from the usual market practice, and how it benefits shareholders.
BlackRock also believes that shareholders have responsibilities in relation to monitoring and providing feedback to companies, sometimes known as stewardship. These ownership responsibilities include, in our view, engaging with management or board members on corporate governance matters, voting proxies in the best long-term economic interests of shareholders and engaging with regulatory bodies to ensure a sound policy framework consistent with promoting long-term shareholder value creation. Institutional shareholders also have responsibilities to their clients to have appropriate resources and oversight structures. Our own approach to oversight in relation to our corporate governance activities is set out in the section below titled “BlackRock’s oversight of its corporate governance activities”.
CORPORATE GOVERNANCE, ENGAGEMENT AND VOTING
We recognize that accepted standards of corporate governance differ between markets but we believe that there are sufficient common threads globally to identify an overarching set of principles. The primary objective of our corporate governance activities is the protection and enhancement of the value of our clients’ investments in public corporations. Thus, these principles focus on practices and structures that we consider to be supportive of long-term value creation. We discuss below the principles under six key themes. In our regional and market-specific voting guidelines we explain how these principles inform our voting decisions in relation to specific resolutions that may appear on the agenda of a shareholder meeting in the relevant market.
The six key themes are:
•	Boards and directors
•	Auditors and audit-related issues
•	Capital structure, mergers, asset sales and other special transactions
•	Remuneration and benefits
•	Social, ethical and environmental issues
•	General corporate governance matters
At a minimum we would expect companies to observe the accepted corporate governance standard in their domestic market or to explain why doing so is not in the interests of shareholders. Where company reporting and disclosure is inadequate or the approach taken is inconsistent with our view of what is in the best interests of shareholders, we typically will engage with the company and/or use our vote to encourage a change in practice. In making voting decisions, we take into account research from proxy advisors, other internal and external research, information published by the company or provided through engagement and the views of our equity portfolio managers.
BlackRock views engagement as an important activity; engagement provides BlackRock with the opportunity to improve our understanding of investee companies and their governance structures, so that our voting decisions may be better informed. Engagement also allows us to share our philosophy and approach to investment and corporate governance with companies to enhance their understanding of our objectives. There are a range of approaches we may take in engaging companies depending on the nature of the issue under consideration, the company and the market.
Boards and directors
The performance of the board is critical to the economic success of the company and to the protection of shareholders’ interests. Board members serve as agents of shareholders in overseeing the strategic direction and operation of the company. For this reason, BlackRock focuses on directors in many of its engagements and sees the election of directors as one of its most important responsibilities in the proxy voting context.
We expect the board of directors to promote and protect shareholder interests by:
•	establishing an appropriate corporate governance structure;
•	supporting and overseeing management in setting strategy;
•	ensuring the integrity of financial statements;
•	making decisions regarding mergers, acquisitions and disposals;
•	establishing appropriate executive compensation structures; and
•	addressing business issues including social, ethical and environmental issues when they have the potential to materially impact company reputation and performance.
There should be clear definitions of the role of the board, the sub-committees of the board and the senior management such that the responsibilities of each are well understood and accepted. Companies should report publicly the approach taken to governance (including in relation to board structure) and why this approach is in the interest of shareholders. We will engage with the appropriate directors where we have concerns about the performance of the board or the company, the broad strategy of the company or the performance of individual board members. Concerns about directors may include their role on the board of a different company where that board has performed poorly and failed to protect shareholder interests.
BlackRock believes that directors should stand for re-election on a regular basis. We assess directors nominated for election or re-election in the context of the composition of the board as a whole. There should be detailed disclosure of the relevant credentials of the individual directors in order that shareholders can assess the caliber of an individual nominee. We expect there to be a sufficient number of independent directors on the board to ensure the protection of the interests of all shareholders. Common impediments to independence may include but are not limited to:
•	current employment at the company or a subsidiary;

•	former employment within the past several years as an executive of the company;
•	providing substantial professional services to the company and/or members of the company’s management;
•	having had a substantial business relationship in the past three years;
•	having, or representing a shareholder with, a substantial shareholding in the company;
•	being an immediate family member of any of the aforementioned; and
•	interlocking directorships.
BlackRock believes that the operation of the board is enhanced when there is a clearly independent, senior non-executive director to lead it. Where the chairman is also the CEO or is otherwise not independent the company should have an independent lead director. The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board and encouraging independent participation in board deliberations. The lead independent board director should be available to shareholders if they have concerns that they wish to discuss.
To ensure that the board remains effective, regular reviews of board performance should be carried out and assessments made of gaps in skills or experience amongst the members. BlackRock believes it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking and to ensure both continuity and adequate succession planning. In identifying potential candidates, boards should take into consideration the diversity of experience and expertise of the current directors and how that might be augmented by incoming directors. We believe that directors are in the best position to assess the optimal size for the board, but we would be concerned if a board seemed too small to have an appropriate balance of directors or too large to be effective.
There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors. BlackRock believes that shareholders’ interests are best served when the independent members of the board form a sub-committee to deal with such matters. In many markets, these sub-committees of the board specialize in audit, director nominations and compensation matters. An ad hoc committee might also be formed to decide on a special transaction, particularly one with a related party.
Auditors and audit-related issues
BlackRock recognizes the critical importance of financial statements which should provide a complete and accurate picture of a company’s financial condition. We will hold the members of the audit committee or equivalent responsible for overseeing the management of the audit function. We take particular note of cases involving significant financial restatements or ad hoc notifications of material financial weakness.
The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management. To that end, we believe it is important that auditors are, and are seen to be, independent. Where the audit firm provides services to the company in addition to the audit, the fees earned should be disclosed and explained. Audit committees should also have in place a procedure for assuring annually the independence of the auditor.
Capital structure, mergers, asset sales and other special transactions
The capital structure of a company is critical to its owners, the shareholders, as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emption rights are a key protection for shareholders against the dilution of their interests.
In assessing mergers, asset sales or other special transactions, BlackRock’s primary consideration is the long-term economic interests of shareholders. Boards proposing a transaction need to clearly explain the economic and strategic rationale behind it. We will review a proposed transaction to determine the degree to which it enhances long-term shareholder value. We would prefer that proposed transactions have the unanimous support of the board and have been negotiated at arm’s length. We may seek reassurance from the board that executive and/or board members’ financial interests in a given transaction have not affected their ability to place shareholders’ interests before their own. Where the transaction involves related parties, we would expect the recommendation to support it to come from the independent directors and would prefer only non-conflicted shareholders to vote on the proposal.

BlackRock believes that shareholders have a right to dispose of company shares in the open market without unnecessary restriction. In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights. Such mechanisms can serve to protect and entrench interests other than those of the shareholders. We believe that shareholders are broadly capable of making decisions in their own best interests. We would expect any so-called ‘shareholder rights plans’ being proposed by a board to be subject to shareholder approval on introduction and periodically thereafter for continuation.
Remuneration and benefits
BlackRock expects a company’s board of directors to put in place a compensation structure that incentivizes and rewards executives appropriately and is aligned with shareholder interests, particularly long-term shareholder returns. We would expect the compensation committee to take into account the specific circumstances of the company and the key individuals the board is trying to incentivize. We encourage companies to ensure that their compensation packages incorporate appropriate and challenging performance conditions consistent with corporate strategy and market practice. We use third party research, in addition to our own analysis, to evaluate existing and proposed compensation structures. We hold members of the compensation committee or equivalent accountable for poor compensation practices or structures.
BlackRock believes that there should be a clear link between variable pay and company performance as reflected in returns to shareholders. We are not supportive of one-off or special bonuses unrelated to company or individual performance. We support incentive plans that pay out rewards earned over multiple and extended time periods. We believe consideration should be given to building claw back provisions into incentive plans such that executives would be required to repay rewards where they were not justified by actual performance. Compensation committees should guard against contractual arrangements that would entitle executives to material compensation for early termination of their contract. Finally, pension contributions should be reasonable in light of market practice.
Outside directors should be compensated in a manner that does not risk compromising their independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.
Social, ethical, and environmental issues
Our fiduciary duty to clients is to protect and enhance their economic interest in the companies in which we invest on their behalf. It is within this context that we undertake our corporate governance activities. We believe that well-managed companies will deal effectively with the social, ethical and environmental (“SEE”) aspects of their businesses.
BlackRock expects companies to identify and report on the material, business-specific SEE risks and opportunities and to explain how these are managed. This explanation should make clear how the approach taken by the company best serves the interests of shareholders and protects and enhances the long-term economic value of the company. The key performance indicators in relation to SEE matters should also be disclosed and performance against them discussed, along with any peer group benchmarking and verification processes in place. This helps shareholders assess how well management is dealing with the SEE aspects of the business. Any global standards adopted should also be disclosed and discussed in this context.
We may vote against the election of directors where we have concerns that a company might not be dealing with SEE issues appropriately. Sometimes we may reflect such concerns by supporting a shareholder proposal on the issue, where there seems to be either a significant potential threat or realized harm to shareholders’ interests caused by poor management of SEE matters. In deciding our course of action, we will assess whether the company has already taken sufficient steps to address the concern and whether there is a clear and material economic disadvantage to the company if the issue is not addressed.
More commonly, given that these are often not voting issues, we will engage directly with the board or management. The trigger for engagement on a particular SEE concern is our assessment that there is potential for material economic ramifications for shareholders.
We do not see it as our role to make social, ethical or political judgments on behalf of clients. We expect investee companies to comply, at a minimum, with the laws and regulations of the jurisdictions in which they operate. They should explain how they manage situations where such laws or regulations are contradictory or ambiguous.

General corporate governance matters
BlackRock believes that shareholders have a right to timely and detailed information on the financial performance and viability of the companies in which they invest. In addition, companies should also publish information on the governance structures in place and the rights of shareholders to influence these. The reporting and disclosure provided by companies helps shareholders assess whether the economic interests of shareholders have been protected and the quality of the board’s oversight of management. BlackRock believes shareholders should have the right to vote on key corporate governance matters, including on changes to governance mechanisms, to submit proposals to the shareholders’ meeting and to call special meetings of shareholders.
BLACKROCK’S OVERSIGHT OF ITS CORPORATE GOVERNANCE ACTIVITIES
Oversight
BlackRock holds itself to a very high standard in its corporate governance activities, including in relation to executing proxy votes. This function is executed by a team of dedicated BlackRock employees without sales responsibilities (the “Corporate Governance Group”), and which is considered an investment function. BlackRock maintains three regional oversight committees (“Corporate Governance Committees”) for the Americas, Europe, the Middle East and Africa (EMEA) and Asia-Pacific, consisting of senior BlackRock investment professionals. All of the regional Corporate Governance Committees report to a Global Corporate Governance Oversight Committee, which is a risk-focused committee composed of senior representatives of the active and index equity investment businesses, the Deputy General Counsel, the Global Executive Committee member to whom the Corporate Governance Group reports and the head of the Corporate Governance Group. The Corporate Governance Committees review and approve amendments to their respective proxy voting guidelines (“Guidelines”) and grant authority to the Global Head of Corporate Governance (“Global Head”), a dedicated BlackRock employee without sales responsibilities, to vote in accordance with the Guidelines. The Global Head leads the Corporate Governance Group to carry out engagement, voting and vote operations in a manner consistent with the relevant Corporate Governance Committee’s mandate. The Corporate Governance Group engages companies in conjunction with the portfolio managers in discussions of significant governance issues, conducts research on corporate governance issues and participates in industry discussions to keep abreast of the field of corporate governance. The Corporate Governance Group, or vendors overseen by the Corporate Governance Group, also monitor upcoming proxy votes, execute proxy votes and maintain records of votes cast. The Corporate Governance Group may refer complicated or particularly controversial matters or discussions to the appropriate investors and/or regional Corporate Governance Committees for their review, discussion and guidance prior to making a voting decision.
BlackRock’s Equity Policy Oversight Committee (EPOC) is informed of certain aspects of the work of the Global Corporate Governance Oversight Committee and the Corporate Governance Group.
Vote execution
BlackRock carefully considers proxies submitted to funds and other fiduciary accounts (“Funds”) for which it has voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which it has voting authority based on BlackRock’s evaluation of the best long-term economic interests of shareholders, in the exercise of its independent business judgment, and without regard to the relationship of the issuer of the proxy (or any dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates.
When exercising voting rights, BlackRock will normally vote on specific proxy issues in accordance with its Guidelines for the relevant market. The Guidelines are reviewed regularly and are amended consistent with changes in the local market practice, as developments in corporate governance occur, or as otherwise deemed advisable by BlackRock’s Corporate Governance Committees. The Corporate Governance Committees may, in the exercise of their business judgment, conclude that the Guidelines do not cover the specific matter upon which a proxy vote is requested or that an exception to the Guidelines would be in the best long-term economic interests of BlackRock’s clients.
In the uncommon circumstance of there being a vote with respect to fixed-income securities or the securities of privately held issuers the decision generally will be made by a Fund’s portfolio managers and/or the Corporate Governance Group based on their assessment of the particular transactions or other matters at issue.
In certain markets, proxy voting involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies. These issues include but are not limited to: (i) untimely notice of shareholder meetings; (ii) restrictions on a foreigner’s ability to exercise votes; (iii) requirements to vote proxies in person; (iv) “share- blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); (v) potential difficulties in translating the proxy; and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as shareblocking or overly burdensome administrative requirements.
As a consequence, BlackRock votes proxies in these markets only on a “best-efforts” basis. In addition, the Corporate Governance Committees may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the issuer’s proposal.
While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the relevant Corporate Governance Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such an account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts. In addition, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for their funds and the client assets in those Funds, on how best to maximize economic value in respect of a particular investment. Accordingly, portfolio managers retain full discretion to vote the shares in the Funds they manage based on their analysis of the economic impact of a particular ballot item.
Conflicts management
BlackRock maintains policies and procedures that are designed to prevent undue influence on BlackRock’s proxy voting activity that might stem from any relationship between the issuer of a proxy (or any dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates. Some of the steps BlackRock has taken to prevent conflicts include, but are not limited to:
•	BlackRock has adopted a proxy voting oversight structure whereby the Corporate Governance Committees oversee the voting decisions and other activities of the Corporate Governance Group, and particularly its activities with respect to voting in the relevant region of each Corporate Governance Committee’s jurisdiction.
•	The Corporate Governance Committees have adopted Guidelines for each region, which set forth the firm’s views with respect to certain corporate governance and other issues that typically arise in the proxy voting context. The Corporate Governance Committees receive periodic reports regarding the specific votes cast by the Corporate Governance Group and regular updates on material process issues, procedural changes and other matters of concern to the Corporate Governance Committees.
•	BlackRock’s Global Corporate Governance Oversight Committee oversees the Global Head, the Corporate Governance Group and the Corporate Governance Committees. The Global Corporate Governance Oversight Committee conducts a review, at least annually, of the proxy voting process to ensure compliance with BlackRock’s risk policies and procedures.
•	BlackRock maintains a reporting structure that separates the Global Head and Corporate Governance Group from employees with sales responsibilities. In addition, BlackRock maintains procedures intended to ensure that all engagements with corporate issuers or dissident shareholders are managed consistently and without regard to BlackRock’s relationship with the issuer of the proxy or dissident shareholder. Within the normal course of business, the Global Head or Corporate Governance Group may engage directly with BlackRock clients, and with employees with sales responsibilities, in discussions regarding general corporate governance policy matters, and to otherwise ensure that proxy-related client service levels are met. The Global Head or Corporate Governance Group does not discuss any specific voting matter with a client prior to the disclosure of the vote decision to all applicable clients after the shareholder meeting has taken place, except if the client is acting in the capacity as issuer of the proxy or dissident shareholder and is engaging through the established procedures independent of the client relationship.
•	In certain instances, BlackRock may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BlackRock with instructions as to how to vote such proxies. In the latter case, BlackRock votes the proxy in accordance with the independent fiduciary’s determination. Use of an independent fiduciary has been adopted for voting the proxies related to any company that is affiliated with BlackRock or any company that includes BlackRock employees on its board of directors.
With regard to the relationship between securities lending and proxy voting, BlackRock’s approach is driven by our clients’ economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that generally the likely economic value of casting most votes is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BlackRock recalling loaned securities in order to ensure they are voted. Periodically, BlackRock analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures is necessary in light of future conditions. In addition, BlackRock may in its discretion determine that the value of voting outweighs the cost of recalling shares, and thus recall shares to vote in that instance.
Voting guidelines
The issue-specific voting Guidelines published for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest. These Guidelines are not intended to be exhaustive. BlackRock applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review.
As such, these Guidelines do not provide a guide to how BlackRock will vote in every instance. Rather, they share our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots.
Reporting
We report our proxy voting activity directly to clients and publicly as required. In addition, we publish for clients a more detailed discussion of our corporate governance activities, including engagement with companies and with other relevant parties.

Appendix B - Regular Holidays and Redemptions
Regular Holidays.  For every occurrence of one or more intervening holidays in the applicable non-U.S. market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a non-U.S. market due to emergencies and delivery cycles for transferring securities to redeeming investors may also prevent the Trust from delivering securities within the normal settlement period.
The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with non-U.S. market holiday schedules, will require a delivery process longer than seven calendar days, in certain circumstances. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein in the future.
In calendar year 2016 (the only year for which holidays are known at the time of filing of this SAI), the dates of regular holidays affecting the relevant securities markets in which a Fund invests are as follows (please note these holiday schedules are subject to potential changes in the relevant securities markets):
2016
Angola
January 1	March 8
January 25	March 25
February 4	April 4
February 9

Argentina
January 1	March 25	August 15	December 9
February 8	May 25	October 10	December 30
February 9	June 20	November 28
March 24	July 8	December 8

Australia
January 1	March 29	June 14	November 1
January 26	April 12	August 1	November 2
March 7	April 25	August 10	December 23
March 8	May 2	August 17	December 26
March 14	May 16	September 26	December 27
March 25	June 6	September 30	December 28
March 28	June 13	October 3	December 30
Austria
January 1	May 5	October 26	December 30
January 6	May 16	November 1
March 25	May 26	December 8
March 28	August 15	December 26

Azerbaijan
January 1	March 8	March 23
January 2	March 20	March 24
January 4	March 21	March 25
January 20	March 22

Bahamas
January 1	May 16	August 1	December 27
March 25	June 3	October 14
March 28	July 11	December 26

Bahrain
May 1	September 12	October 10	December 12
July 6	September 13	October 11	December 18
July 7	September 14	October 12
September 11	October 2	December 11
The Bahraini market is closed every Friday.
Bangladesh
February 21	July 3	August 25	October 12
March 17	July 5	September 11	November 7
March 26	July 6	September 12	December 12
April 14	July 7	September 13	December 13
May 1	August 15	September 14	December 25
May 23	August 24	October 11
The Bangladeshi market is closed every Friday.
Belgium
January 1	May 6	August 15	December 26
March 25	May 16	September 27
March 28	July 11	November 1
May 5	July 21	November 11

Bermuda
January 1	June 13	July 29	December 26
March 25	June 20	September 5	December 27
May 24	July 28	November 11

Botswana
January 1	March 28	July 18	December 26
January 2	May 2	July 19	December 27
March 25	May 5	September 30
March 26	July 1	October 1

Brazil
January 1	February 9	May 26	November 15
January 20	February 10	September 7	December 30
January 25	March 25	October 12
February 8	April 21	November 2
Canada
January 1	March 25	August 1	December 26
January 4	May 23	September 5	December 27
February 8	June 24	October 10
February 15	July 1	November 11

The Cayman Islands
January 1	March 28	November 14	December 30
January 25	May 16	December 23
February 10	June 13	December 26
March 25	July 4	December 27

Chile
January 1	June 27	September 19	December 8
March 24	August 15	October 10	December 23
March 25	September 16	October 31	December 30
May 23	September 18	November 1

China
January 1	February 16	June 9	October 5
January 18	April 4	June 10	October 6
February 8	May 2	July 4	October 7
February 9	May 3	September 5	October 10
February 10	May 4	September 15	November 11
February 11	May 5	September 16	November 24
February 12	May 6	October 3	December 26
February 15	May 30	October 4

Colombia
January 1	March 25	July 4	November 7
January 11	May 9	July 20	November 14
March 21	May 30	August 15	December 8
March 24	June 6	October 17	December 30

Costa Rica
January 1	July 25	October 17	December 29
March 24	August 2	December 26	December 30
March 25	August 15	December 27
April 11	September 15	December 28

Cote d’Ivoire
January 1
March 28

Croatia
January 1	March 28	August 5	December 26
January 6	May 26	August 15
March 25	June 22	November 1

Cyprus
January 1	March 28	May 3	December 26
January 6	April 1	June 20
March 14	April 29	August 15
March 25	May 2	October 28

The Czech Republic
January 1	July 5	October 28	December 30
March 25	July 6	November 17
March 28	September 28	December 26

Denmark
January 1	March 28	May 6
March 24	April 22	May 16
March 25	May 5	December 26

The Dominican Republic
January 1	January 25	May 16
January 4	March 25	May 26
January 21	May 2	August 16

Ecuador
January 1	March 25	November 2	December 30
February 8	May 27	November 3
February 9	August 12	December 6

Egypt
January 7	May 2	September 12	December 11
January 25	July 6	September 13	December 12
April 25	July 7	October 2
May 1	September 11	October 6
The Egyptian market is closed every Friday.
El Salvador
January 1	March 25
March 24	March 26

Estonia
January 1	March 25	June 22	December 23
February 23	March 28	June 23	December 26
February 24	May 5	June 24

Finland
January 1	March 25	June 24
January 6	March 28	December 6
March 24	May 5	December 26

France
January 1	May 16	July 15	November 11
March 25	May 20	August 15	December 26
March 28	May 31	October 31
May 5	July 14	November 1

Gabon
January 1
March 28
April 17

Germany
January 1	March 28	August 15	December 30
January 6	May 5	October 3
February 8	May 16	November 1
March 25	May 26	December 26

Ghana
January 1	May 2	July 7	December 26
March 7	May 25	September 12	December 27
March 25	July 1	September 21
March 28	July 6	December 2

Greece
January 1	March 25	May 16	December 26
January 6	March 28	June 20
February 8	April 29	August 15
March 14	May 2	October 28

Guernsey
January 1	May 2	August 29	December 27
March 25	May 9	December 23	December 30
March 28	May 30	December 26

Hong Kong
January 1	March 25	June 9	December 26
February 8	March 28	July 1	December 27
February 9	April 4	September 16
February 10	May 2	October 10

Hungary
January 1	March 25	October 31	December 30
March 14	March 28	November 1
March 15	May 16	November 26

Iceland
January 1	March 25	May 5	August 1
January 4	March 28	May 16	December 26
March 24	April 21	June 17

India
January 1	April 8	July 7	September 30
January 26	April 14	August 15	October 11
February 19	April 15	August 17	October 12
March 7	April 19	August 19	October 31
March 23	May 21	August 22	November 1
March 24	June 30	September 5	November 14
March 25	July 1	September 12	December 12
April 1	July 6	September 13	December 13

Indonesia
January 1	May 5	July 7	October 3
February 8	May 6	July 8	December 12
March 9	July 4	August 17	December 26
March 25	July 5	September 12	December 30
April 8	July 6	September 13

Iraq
January 1	March 5	April 9
January 6	March 21

Ireland
January 1	May 2	December 23	December 30
March 17	June 6	December 26
March 25	August 1	December 27
March 28	October 31	December 28

Israel
March 24	May 11	October 4	October 20
April 24	May 12	October 11	October 23
April 25	May 13	October 12	October 24
April 26	June 12	October 16	December 25
April 27	August 14	October 17
April 28	October 2	October 18
April 29	October 3	October 19
The Israeli market is closed every Friday.
Italy
January 1	March 28	June 29	December 8
January 6	April 25	August 15	December 26
March 25	June 2	November 1

Jamaica
January 1	March 28	October 17
February 10	May 23	December 26
March 25	August 1	December 27

Japan
January 1	April 29	July 18	October 10
January 11	May 3	August 11	November 3
February 11	May 4	September 19	November 23
March 21	May 5	September 22	December 23

Jordan
May 1	July 6	September 13	December 11
May 5	July 7	September 14	December 12
May 25	July 10	September 15	December 25
July 4	September 11	October 2	December 29
July 5	September 12	November 14
The Jordanian market is closed every Friday.
Kazakhstan
January 1	March 22	July 6	December 16
January 4	March 23	August 30	December 19
January 7	May 2	September 12
March 8	May 9	September 13
March 21	May 10	December 1

Kenya
January 1	June 1	October 20
March 25	July 6	December 12
March 28	July 7	December 26
May 2	October 10	December 27

Kuwait
January 3	July 6	September 13	December 15
February 25	July 7	September 14	December 29
February 28	September 8	October 2
May 5	September 11	October 6
July 5	September 12	December 12
The Kuwaiti market is closed every Friday.
Latvia
January 1	May 2	June 23	December 26
March 25	May 4	June 24
March 28	May 5	November 18

Lebanon
January 1	April 29	July 8	October 11
January 6	May 2	August 15	November 12
February 9	May 25	September 12	November 22
March 25	July 6	September 13	December 12
March 28	July 7	October 2
Lithuania
January 1	March 25	May 5	October 31
February 15	March 28	June 24	November 1
February 16	March 29	July 6	December 26
March 11	May 2	August 15	December 27

Luxembourg
January 1	May 5	August 15
March 25	May 16	November 1
March 28	June 23	December 26

Malaysia
January 1	May 23	July 7	October 31
January 25	May 30	July 8	December 12
February 1	May 31	August 31	December 26
February 8	June 4	September 12
February 9	June 22	September 16
May 2	July 6	October 3

Malta
January 1	March 31	September 8	December 26
February 10	June 7	September 21
March 25	June 29	December 8
March 28	August 15	December 13

Mauritius
January 1	March 7	August 15	October 31
February 1	April 8	September 5	November 2
February 8	July 6	September 6

Mexico
January 1	March 21	September 16	December 12
February 1	March 24	November 2
February 5	March 25	November 21

Mongolia
January 1	February 10
February 8	February 11
February 9	March 8

Morocco
January 1	July 7	September 14	December 12
January 11	September 12	October 3	December 13
July 6	September 13	November 18

Namibia
January 1	April 27	May 25	December 16
March 21	May 2	June 16	December 26
March 25	May 4	August 9
March 28	May 5	August 26

The Netherlands
January 1	March 28	May 5	May 16
March 25	April 27	May 12	December 26

The Netherlands Antilles
January 1	March 25	May 5	December 26
February 8	March 28	October 21

New Zealand
January 1	February 8	April 25	December 26
January 4	March 24	June 6	December 27
January 25	March 25	October 24	December 30
February 1	March 28	December 23

Nigeria
January 1	May 30	September 13	December 27
March 25	July 6	October 3
March 28	July 7	December 12
May 2	September 12	December 26

Norway
January 1	March 25	May 16
March 23	March 28	May 17
March 24	May 5	December 26

Oman
May 5	July 9	September 13	December 12
May 7	July 10	September 14
July 6	September 11	October 2
July 7	September 12	November 19
The Omani market is closed every Friday.
Pakistan
January 1	July 1	September 13	October 12
February 5	July 6	September 14	November 9
March 23	July 7	September 15	December 12
June 6	July 8	September 16	December 13
June 7	July 9	October 10
June 24	September 12	October 11

Panama
January 1	March 24	November 3	December 8
February 8	March 25	November 4	December 26
February 9	May 2	November 10
February 10	August 15	November 28

Papua
January 1	March 28	June 13	December 26
March 25	April 25	September 16	December 27

Paraguay
January 1	March 24
March 1	March 25
March 23

Peru
January 1	June 29	August 30
March 24	July 28	November 1
March 25	July 29	December 8

The Philippines
January 1	March 25	August 26	November 1
February 8	May 9	August 29	November 2
February 25	July 6	September 12	November 30
March 24	July 7	October 31	December 30

Poland
January 1	March 28	August 15	December 26
January 6	May 3	November 1
March 25	May 26	November 11

Portugal
January 1	April 25	August 15	December 8
February 9	May 26	October 5	December 26
March 25	June 10	November 1
March 28	June 13	December 1

Qatar
February 9	July 8	September 11	September 15
March 6	July 9	September 12	December 18
July 6	July 10	September 13
July 7	July 11	September 14
The Qatari market is closed every Friday.
Romania
January 1	June 20	November 30	December 26
May 2	August 15	December 1

Russia
January 1	January 7	March 7	May 9
January 4	January 8	March 8	May 10
January 5	February 22	May 2	June 13
January 6	February 23	May 3	November 4

Saudi Arabia
July 4	July 9	September 11	September 15
July 5	July 10	September 12	September 24
July 6	July 11	September 13
July 7	September 10	September 14
The Saudi Arabian market is closed every Friday.
Serbia
January 1	February 15	April 29	May 3
January 7	February 16	May 2	November 11

Singapore
January 1	May 2	July 7	October 29
February 8	May 21	August 9	October 31
February 9	May 23	September 12	December 26
March 25	July 6	September 13
The Slovak Republic
January 1	July 5	November 1	December 28
January 6	August 29	November 17	December 29
March 25	September 1	December 26	December 30
March 28	September 15	December 27

Slovenia
January 1	March 28	August 15	December 26
February 8	April 27	October 31
March 25	May 2	November 1

South Africa
January 1	April 27	December 16	December 30
March 21	May 2	December 23
March 25	June 16	December 26
March 28	August 9	December 27

South Korea
January 1	March 1	June 6	October 3
January 4	April 5	August 15	November 10
February 8	April 13	September 14	December 30
February 9	April 14	September 15
February 10	May 5	September 16

Spain
January 1	April 8	July 25	November 1
January 6	April 12	August 15	November 9
March 24	May 2	August 16	December 6
March 25	May 3	September 9	December 8
March 28	May 26	October 12	December 26

Sri Lanka
January 1	March 25	July 6	November 14
January 15	April 13	July 19	December 12
February 4	April 14	August 17	December 13
February 22	April 21	September 12	December 26
March 7	May 2	September 16
March 22	May 23	October 31

Sweden
January 1	March 25	May 13	November 4
January 5	March 28	June 6	December 23
January 6	May 4	June 23	December 26
March 24	May 5	June 24	December 30

Switzerland
January 1	May 5	August 1	December 8
January 6	May 16	August 15	December 26
March 25	May 26	September 8
March 28	June 29	November 1

Taiwan
January 1	February 10	April 5	September 16
February 4	February 11	May 2	October 3
February 5	February 12	June 9	October 4
February 8	February 29	June 10	October 5
February 9	April 4	September 15	October 10

Thailand
January 1	April 15	May 23	October 24
February 22	May 2	July 1	December 5
April 6	May 5	July 18	December 12
April 13	May 6	July 19
April 14	May 20	August 12

Trinidad and Tobago
January 1	March 28	June 20	October 31
February 8	March 30	July 6	December 26
February 9	May 26	August 1	December 27
March 25	May 30	August 31

Tunisia
January 1	July 5	August 19	November 7
January 14	July 6	September 12	November 15
February 4	July 7	September 13	December 12
March 21	July 25	October 26

Turkey
January 1	July 5	September 12	October 28
April 23	July 6	September 13	October 29
May 1	July 7	September 14
May 19	July 8	September 15
July 4	August 30	September 16
Ukraine
January 1	January 8	May 3	June 28
January 4	March 7	May 9	August 24
January 6	March 8	June 20	October 14
January 7	May 2	June 27

The United Arab Emirates
January 2	July 7	September 13	December 4
May 4	August 6	September 14	December 11
May 5	September 10	October 2	December 12
July 5	September 11	November 30
July 6	September 12	December 3
The United Arab Emirates market is closed every Friday.
The United Kingdom
January 1	May 2	December 23	December 30
March 25	May 30	December 26
March 28	August 29	December 27

The United States Bond Market
January 1	May 29*	November 11	December 26
January 18	May 30	November 24	December 31*
February 15	July 4	November 25*
March 24*	September 5	December 24*
March 25	October 10	December 25

*	The U.S. bond market has recommended early close.

Uruguay
January 1	February 9	April 18	August 25
January 6	March 24	May 16	October 10
February 8	March 25	July 18	November 2

Venezuela
January 1	April 19	June 27	October 31
January 11	May 5	June 29	November 7
February 8	May 9	July 4	December 8
February 9	May 26	July 5	December 12
March 24	May 30	August 15
March 25	June 24	October 12

Vietnam
January 1	February 10	April 18	September 2
February 8	February 11	May 2
February 9	February 12	May 3

Zambia
January 1	May 2	July 5	December 26
March 8	May 5	August 1
March 25	May 25	October 18
March 28	July 4	October 24
Zimbabwe
January 1	April 18	August 8	December 26
March 25	May 2	August 9
March 28	May 25	December 22
Redemptions  The longest redemption cycle for a Fund is a function of the longest redemption cycle among the countries and regions whose securities comprise the Funds. In calendar year 2016 (the only year for which holidays are known at the time of this SAI filing), the dates of regular holidays affecting the following securities markets present the worst-case redemption cycles* for a Fund as follows:
2016
Country	Trade Date	Settlement Date	Number of Days to Settle
Australia	03/22/16	03/30/16	8
	12/20/16	12/29/16	9
	12/21/16	01/02/17	12
	12/22/16	01/03/17	12

Bahrain	09/07/16	09/15/16	8
	09/08/16	09/18/16	10

Bangladesh	06/29/16	07/10/16	11
	09/06/16	09/15/16	9
	09/07/16	09/18/16	11
	09/08/16	09/19/16	11

Brazil	02/03/16	02/11/16	8
	02/04/16	02/12/16	8
	02/05/16	02/15/16	10

China	02/03/16	02/17/16	14
	02/04/16	02/18/16	14
	02/05/16	02/19/16	14
	04/27/16	05/09/16	12
	04/28/16	05/10/16	12
	04/29/16	05/11/16	12
	09/28/16	10/11/16	13
	09/29/16	10/12/16	13
	09/30/16	10/13/16	13

Colombia	03/18/16	03/28/16	10

Costa Rica	12/21/16	01/02/17	12

2016
Country	Trade Date	Settlement Date	Number of Days to Settle
	12/22/16	01/03/17	12
	12/23/16	01/04/17	12

Ghana	06/30/16	07/08/16	8

Indonesia	06/29/16	07/11/16	12
	06/30/16	07/12/16	12
	07/01/16	07/13/16	12

Ireland	12/21/16	12/29/16	8
	12/22/16	01/02/17	11

Israel	04/20/16	05/01/16	11
	04/21/16	05/02/16	11
	10/10/16	10/25/16	15
	10/13/16	10/26/16	13

Japan	04/27/16	05/06/16	9
	04/28/16	05/09/16	11
	05/02/16	05/10/16	8

Jordan	06/30/16	07/11/16	11
	07/03/16	07/12/16	9
	09/07/16	09/18/16	11
	09/08/16	09/19/16	11

Kuwait	09/06/16	09/15/16	9
	09/07/16	09/18/16	11

Lebanon	07/01/16	7/11/16	10
	07/04/16	7/12/16	8
	07/05/16	7/13/16	8

Malaysia	07/01/16	07/11/16	10
	07/04/16	07/12/16	8
	07/05/16	07/13/16	8

Mexico	03/18/16	03/28/16	10

Morocco	09/07/16	09/15/16	8
	09/08/16	09/16/16	8
	09/09/16	09/19/16	10

Namibia	03/14/16	03/22/16	8
	03/15/16	03/23/16	8
	03/16/16	03/24/16	8
	03/17/16	03/29/16	12
	03/18/16	03/30/16	12
	03/22/16	03/31/16	9
	03/23/16	04/01/16	9

2016
Country	Trade Date	Settlement Date	Number of Days to Settle
	03/24/16	04/04/16	11
	04/20/16	04/28/16	8
	04/21/16	04/29/16	8
	04/22/16	05/03/16	11
	04/25/16	05/06/16	11
	04/26/16	05/09/16	13
	04/28/16	05/10/16	12
	04/29/16	05/11/16	12
	05/03/16	05/12/16	9
	05/18/16	05/26/16	8
	05/19/16	05/27/16	8
	05/20/16	05/30/16	10
	05/23/16	05/31/16	8
	05/24/16	06/01/16	8
	06/09/16	06/17/16	8
	06/10/16	06/20/16	10
	06/13/16	06/21/16	8
	06/14/16	06/22/16	8
	06/15/16	06/23/16	8
	08/02/16	08/10/16	8
	08/03/16	08/11/16	8
	08/04/16	08/12/16	8
	08/05/16	08/15/16	10
	08/08/16	08/16/16	8
	08/19/16	08/29/16	10
	08/22/16	08/30/16	8
	08/23/16	08/31/16	8
	08/24/16	09/01/16	8
	08/25/16	09/02/16	8
	12/09/16	12/19/16	10
	12/12/16	12/20/16	8
	12/13/16	12/21/16	8
	12/14/16	12/22/16	8
	12/15/16	12/23/16	8
	12/19/16	12/27/16	8
	12/20/16	12/28/16	8
	12/21/16	12/29/16	8
	12/22/16	12/30/16	8
	12/23/16	01/02/17	10

New Zealand	03/21/16	03/29/16	8
	03/22/16	03/30/16	8
	03/23/16	03/31/16	8
	12/20/16	12/28/16	8
	12/21/16	12/29/16	8
	12/22/16	01/02/17	11

Norway	03/21/16	03/29/16	8
	03/22/16	03/30/16	8

2016
Country	Trade Date	Settlement Date	Number of Days to Settle
Oman	070/3/16	07/11/16	8
	07/04/16	07/12/16	8
	07/05/16	07/13/16	8
	09/06/16	09/15/16	9
	09/07/16	09/18/16	11
	09/08/16	09/19/16	11

Pakistan	09/08/16	09/19/16	11
	09/09/16	09/20/16	11

The Philippines	10/26/16	11/03/16	8
	10/27/16	11/04/16	8
	10/28/16	11/07/16	10

Qatar	07/03/16	07/12/16	9
	07/04/16	07/13/16	9
	07/05/16	07/14/16	9
	09/06/16	09/18/16	12
	09/07/16	09/19/16	12
	09/08/16	09/20/16	12

Saudi Arabia	06/30/16	07/12/16	12
	07/03/16	07/13/16	10
	09/07/16	09/18/16	11
	09/08/16	09/19/16	11

Serbia	04/26/16	05/04/16	8
	04/27/16	05/05/16	8
	04/28/16	05/06/16	8

The Slovak Republic	12/22/16	01/02/17	11
	12/23/16	01/03/17	11

South Africa	03/14/16	03/22/16	8
	03/15/16	03/23/16	8
	03/16/16	03/24/16	8
	03/17/16	03/29/16	12
	03/18/16	03/30/16	12
	03/22/16	03/31/16	9
	03/23/16	04/01/16	9
	03/24/16	04/04/16	11
	04/20/16	04/28/16	8
	04/21/16	04/29/16	8
	04/22/16	05/03/16	11
	04/25/16	05/04/16	9
	04/26/16	05/05/16	9
	04/28/16	05/06/16	8
	04/29/16	05/09/16	10
	06/09/16	06/17/16	8
	06/10/16	06/20/16	10

2016
Country	Trade Date	Settlement Date	Number of Days to Settle
	06/13/16	06/21/16	8
	06/14/16	06/22/16	8
	06/15/16	06/23/16	8
	08/02/16	08/10/16	8
	08/03/16	08/11/16	8
	08/04/16	08/12/16	8
	08/05/16	08/15/16	10
	08/08/16	08/16/16	8
	12/09/16	12/19/16	10
	12/12/16	12/20/16	8
	12/13/16	12/21/16	8
	12/14/16	12/22/16	8
	12/15/16	12/28/16	13
	12/16/16	12/28/16	12
	12/19/16	12/29/16	10
	12/20/16	01/02/17	13
	12/21/16	01/03/17	13
	12/22/16	01/04/17	13
	12/28/16	01/05/17	8
	12/29/16	01/06/17	8

Taiwan	02/02/16	02/15/16	13
	02/03/16	02/16/16	13

Thailand	04/08/16	04/18/16	10
	04/11/16	04/19/16	8
	04/12/16	04/20/16	8
	04/29/16	05/09/16	10

Trinidad and Tobago	03/23/16	03/31/16	8
	03/24/16	04/01/16	8

Tunisia	06/30/16	07/08/16	8
	07/01/16	07/11/16	10
	07/04/16	07/12/16	8

Turkey	06/30/16	07/11/16	11
	07/01/16	07/12/16	11
	09/08/16	09/19/16	11
	09/09/16	09/20/16	11

Ukraine	01/05/16	01/13/16	8

The United Arab Emirates	09/07/16	09/15/16	8
	09/08/16	09/18/16	10

Vietnam	02/03/16	02/15/16	12
	02/04/16	02/16/16	12
	02/05/16	02/17/16	12

2016
Country	Trade Date	Settlement Date	Number of Days to Settle
Zimbabwe	03/18/16	03/29/16	11
	03/21/16	03/30/16	9
	03/22/16	03/31/16	9
	03/23/16	04/01/16	9
	03/24/16	04/04/16	11
	04/11/16	04/19/16	8
	04/12/16	04/20/16	8
	04/13/16	04/21/16	8
	04/14/16	04/22/16	8
	04/15/16	04/25/16	10
	04/25/16	05/03/16	8
	04/26/16	05/04/16	8
	04/27/16	05/05/16	8
	04/28/16	05/06/16	8
	04/29/16	05/09/16	10
	05/18/16	05/26/16	8
	05/19/16	05/27/16	8
	05/20/16	05/30/16	10
	05/23/16	05/31/16	8
	05/24/16	06/01/16	8
	08/01/16	08/10/16	9
	08/02/16	08/11/16	9
	08/03/16	08/12/16	9
	08/04/16	08/15/16	11
	08/05/16	08/16/16	11
	12/15/16	12/23/16	8
	12/16/16	12/27/16	11
	12/19/16	12/28/16	9
	12/20/16	12/29/16	9
	12/21/16	12/30/16	9
	12/23/16	01/02/17	10

*	These worst-case redemption cycles are based on information regarding regular holidays, which may be out of date. Based on changes in holidays, longer (worse) redemption cycles are possible.

IS-SAI-03-____

iShares Trust

File Nos. 333-92935 and 811-09729

Part C

Other Information

Item 28. Exhibits:

PEA # 1,644

Exhibit Number	Description

(a.1)	Amended and Restated Agreement and Declaration of Trust, dated September 17, 2009, is incorporated herein by reference to Post-Effective Amendment No. 303, filed October 16, 2009 (“PEA No. 303”).

(a.2)	Restated Certificate of Trust, dated September 13, 2006, is incorporated herein by reference to Post-Effective Amendment No. 53, filed September 19, 2006.

(b)	Amended and Restated By-Laws, dated April 20, 2010, are incorporated herein by reference to Post-Effective Amendment No. 418, filed May 4, 2010.

(c)	Article II of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to PEA No. 303.

(d.1)	Investment Advisory Agreement, dated December 1, 2009, between the iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) is incorporated herein by reference to Post-Effective Amendment No. 354, filed December 28, 2009.

(d.2)	Schedule A to the Investment Advisory Agreement between the Trust and BFA is incorporated herein by reference to Post-Effective Amendment No. 1,631, filed May 18, 2016 (“PEA No. 1,631”).

(d.3)	Schedule A to the Investment Advisory Agreement between iShares, Inc. and BFA is incorporated herein by reference to PEA No. 1,631.

(d.4)	Master Advisory Fee Waiver Agreement, dated December 1, 2009, between the Trust and BFA is incorporated herein by reference to Post-Effective Amendment No. 512, filed March 24, 2011.

(d.5)	Schedule A to the Master Advisory Fee Waiver Agreement is incorporated herein by reference to Post-Effective Amendment No. 1,616 filed April 19, 2016 (“PEA No. 1,616”).

(d.6)	Form of Participation Agreement is incorporated herein by reference to Post-Effective Amendment No. 773, filed October 15, 2012.

(d.7)	Sub-Advisory Agreement, dated December 1, 2010, between BFA and BlackRock International Limited (“BIL”) is incorporated herein by reference to Post-Effective Amendment No. 529, filed April 21, 2011.

(d.8)	Exhibit A to the Sub-Advisory Agreement between BFA and BIL is incorporated herein by reference to Post-Effective Amendment No. 1,534, filed November 10, 2015.

(e.1)	Distribution Agreement, dated February 3, 2012, between the Trust and BlackRock Investments, LLC (“BRIL”) is incorporated herein by reference to Post-Effective Amendment No. 921, filed July 10, 2013.

(e.2)	Exhibit A to the Distribution Agreement is incorporated herein by reference to PEA No. 1,631.

(f)	Not applicable.

(g)	Service Module for Custodial Services, dated April 21, 2011, is incorporated herein by reference to Post-Effective Amendment No. 573, filed August 19, 2011 (“PEA No. 573”).

(h.1)	Master Services Agreement, dated April 21, 2011, between the Trust and State Street Bank and Trust Company (“State Street”) is incorporated herein by reference to Post-Effective Amendment No. 551, filed June 27, 2011.

(h.2)	Exhibit A to the Master Services Agreement is incorporated herein by reference to PEA No. 1,631.

(h.3)	Service Module for Fund Administration and Accounting Services, dated April 21, 2011, is incorporated herein by reference to PEA No. 573.

(h.4)	Service Module for Transfer Agency Services, dated April 21, 2011, is incorporated herein by reference to PEA No. 573.

(h.5)	Amended and Restated Securities Lending Agency Agreement, dated January 1, 2015, among the Trust, iShares, Inc., iShares MSCI Russia Capped ETF, Inc., iShares U.S. ETF Company, Inc., iShares U.S. ETF Trust and BlackRock Institutional Trust Company, N.A. (“BTC”) is incorporated herein by reference to Post-Effective Amendment No. 1,318, filed February 4, 2015.

(h.6)	Schedule A to the Amended and Restated Securities Lending Agency Agreement is incorporated herein by reference to PEA No. 1,631.

(h.7)	Form of Master Securities Loan Agreement (including forms of Annexes and Schedules thereto) is incorporated herein by reference to Post-Effective Amendment No. 369, filed January 22, 2010.

(h.8)	Amended and Restated Sublicense Agreement, dated September 23, 2015, among the Trust, iShares, Inc. and BFA for the C&S Indexes, as that term is defined in the Agreement (“C&S Sublicense Agreement”), is incorporated herein by reference to Post-Effective Amendment No. 1,512, filed October 21, 2015 (“PEA No. 1,512”).

(h.9)	Exhibit A to the C&S Sublicense Agreement is incorporated herein by reference to PEA No. 1,512.

(h.10)	Amended and Restated Sublicense Agreement, dated September 23, 2015, among the Trust, iShares, Inc. and BFA for the Dow Jones Indexes, as that term is defined in the Agreement (“Dow Jones Sublicense Agreement”), is incorporated herein by reference to PEA No. 1,512.

(h.11)	Exhibit A to the Dow Jones Sublicense Agreement is incorporated herein by reference to PEA No. 1,512.

(h.12)	Amended and Restated Sublicense Agreement, dated September 23, 2015, among the Trust, iShares, Inc. and BFA for the Markit iBoxx indexes, as that term is defined in the Agreement (“Markit iBoxx Sublicense Agreement”), is incorporated herein by reference to PEA No. 1,512.

(h.13)	Exhibit A to the Markit iBoxx Sublicense Agreement is incorporated herein by reference to PEA No. 1,512.

(h.14)	Amended and Restated Sublicense Agreement, dated September 23, 2015, among the Trust, iShares, Inc. and BFA for the Morningstar Indexes, as that term is defined in the Agreement (“Morningstar Sublicense Agreement”), is incorporated herein by reference to PEA No. 1,512.

(h.15)	Exhibit A to the Morningstar Sublicense Agreement is incorporated herein by reference to Post-Effective Amendment No. 1,630, filed May 10, 2016.

(h.16)	Amended and Restated Sublicense Agreement, dated September 23, 2015, among the Trust, iShares, Inc. and BFA for the MSCI Indexes, as that term is defined in the Agreement (“MSCI Sublicense Agreement”), is incorporated herein by reference to PEA No. 1,512.

(h.17)	Exhibit A to the MSCI Sublicense Agreement is incorporated herein by reference to Post-Effective Amendment No. 1,621, filed May 10, 2016 (“PEA No. 1,621”).

(h.18)	Amended and Restated Sublicense Agreement, dated September 23, 2015, among the Trust, iShares, Inc. and BFA for the NASDAQ indexes, as that term is defined in the Agreement (“NASDAQ Sublicense Agreement”), is incorporated herein by reference to PEA No. 1,512.

(h.19)	Exhibit A to the NASDAQ Sublicense Agreement is incorporated herein by reference to PEA No. 1,512.

(h.20)	Amended and Restated Sublicense Agreement, dated September 23, 2015, among the Trust, iShares, Inc. and BFA for the Russell Indexes, as that term is defined in the Agreement (“Russell Sublicense Agreement”), is incorporated herein by reference to PEA No. 1,512.

(h.21)	Exhibit A to the Russell Sublicense Agreement is incorporated herein by reference to PEA No. 1,512.

(h.22)	Amended and Restated Sublicense Agreement, dated September 23, 2015, among the Trust, iShares, Inc. and BFA for the S&P Indexes, as that term is defined in the Agreement (“S&P Sublicense Agreement”), is incorporated herein by reference to PEA No. 1,512.

(h.23)	Exhibit A to the S&P Sublicense Agreement is incorporated herein by reference to PEA No. 1,544.

(i)	Legal Opinion and Consent of Richards, Layton & Finger, P.A. to be filed by amendment.

(j)	Not applicable.

(k)	Not applicable.

(l.1)	Subscription Agreement, dated April 20, 2000, between the Trust and SEI Investments Distribution Co. is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000 (“PEA No. 2”).

(l.2)	Letter of Representations, dated April 14, 2000, between the Trust and the Depository Trust Company (“DTC”) is incorporated herein by reference to PEA No. 2.

(l.3)	Amendment of Letter of Representations, dated January 9, 2001, between the Trust and DTC for iShares Nasdaq Biotechnology Index Fund and iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Post-Effective Amendment No. 11, filed July 2, 2001.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p.1)	Code of Ethics for Fund Access Persons is incorporated herein by reference to Post-Effective Amendment No. 1,506, filed September 15, 2015.

(p.2)	BlackRock, Inc. Personal Trading Policy is incorporated herein by reference to Post-Effective Amendment No. 1,151, filed June 19, 2014.

(p.3)	Code of Ethics for BRIL is incorporated herein by reference to PEA 1,621.

(q.1)	Powers of Attorney, each dated March 25, 2015, for Manish Mehta, Jane D. Carlin, Mark Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver,[1] John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 1,490, filed August 6, 2015 (“PEA No. 1,490”).

(q.2)	Power of Attorney, dated March 24, 2016, for Jack Gee is incorporated herein by reference to PEA No. 1,616.

(q.3)	Officer’s Certificate is incorporated herein by reference to Post-Effective Amendment No, 1,592, filed March 28, 2016.

Item 29. Persons Controlled By or Under Common Control with Registrant:

None.

Item 30. Indemnification:

The Trust (also referred to in this section as the “Fund”) is organized as a Delaware statutory trust and is operated pursuant to an Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) that permits the Trust to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”). The Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid in connection with any claim, action, suit, proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a trustee or officer and against amounts paid as incurred in the settlement thereof. This indemnification is subject to the following conditions:

[1]	Served as Independent Trustee through March 31, 2016.

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders, as adjudicated by a court or body before which the proceeding was brought, that was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; and

(b) as adjudicated by a court or body before which the proceeding was brought, officers and trustees of the Trust are indemnified only for actions taken in good faith that the officers and trustees reasonably believed were in or not opposed to the best interests of the Trust.

The Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard; provided, however, that any shareholder, by appropriate legal proceedings, may challenge any such determination by the trustees or by independent legal counsel.

Article IX of the Registrant’s Amended and Restated By-Laws provides as follows:

The Amended and Restated By-Laws provides that the Trust may purchase and maintain insurance on behalf of any Covered Person or employee of the Trust, including any Covered Person or employee of the Trust who is or was serving at the request of the Trust as a trustee, officer, or employee of a corporation, partnership, association, joint venture, trust, or other enterprise, against any liability asserted against and incurred by such Covered Person or employee in any such capacity or arising out of his or her status as such, whether or not the trustees would have the power to indemnify him or her against such liability. The Trust may not acquire or obtain a contract for insurance that protects or purports to protect any trustee or officer of the Trust against any liability to the Trust or its Shareholders to which such trustee or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

1933 Act

Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Section 17.1 of the Master Services Agreement between Registrant and State Street provides as follows:

The Master Services Agreement provides that State Street will indemnify, defend and hold harmless the applicable Fund, its Affiliates, and its respective officers, directors, employees, agents and permitted successors and assigns from any and all damages, fines, penalties, deficiencies, losses, liabilities (including judgments and amounts reasonably paid in settlement) and expenses (including interest, court costs, reasonable fees and expenses of attorneys, accountants and other experts or other reasonable fees and expenses of litigation or other proceedings or of any claim, default or assessment) (“Losses”) arising from or in connection with any third party claim or threatened third party claim to the extent that such Losses are based on or arising out of any of the following: (a) breach by State Street or any State Street Personnel of any of its data protection, information security or confidentiality obligations hereunder or under a Service Module to which such Fund is a signatory; (b) any claim of infringement or misappropriation of any Intellectual Property Right alleged to have occurred because of systems or other Intellectual Property provided by or on behalf of State Street or based upon the performance of the Services (collectively, the “State Street Infringement Items”), except to the extent that such infringement or misappropriation relates to or results from; (i) changes made by any Fund or by a third party at the direction of a Fund to the State Street Infringement Items; (ii) changes to the State Street Infringement Items recommended by State Street and not made due to a request from any Fund, provided that State Street has notified such Fund that failure to implement such recommendation would result in infringement within a reasonable amount of time for such Fund to so implement following such notification; (iii) any Fund’s combination of the State Street Infringement Items with products or services not provided or approved in writing by State Street, except to the extent such combination arises out of any Fund’s use of the State Street Infringement Items in a manner consistent with the applicable business requirements documentation; (iv) designs or specifications that in themselves infringe and that are provided by or at the direction of any Fund (except in the event of a knowing infringement by State Street); or (v) use by a Fund of any of the State Street Infringement Items in a manner that is not consistent with the applicable business requirements documentation or otherwise not permitted under the Master Services Agreement or any Service Module; (c) any claim or action by, on behalf of, or related to, any prospective, then-current or former employees of State Street, arising from or in connection with a Service Module to which a Fund is a signatory, including: (i) any claim arising under occupational health and safety, worker’s compensation, ERISA or other applicable Law; (ii) any claim arising from the interview or hiring practices, actions or omissions of employees of State Street; (iii) any claim relating to any violation by employees of State Street, or its respective officers, directors, employees, representatives or agents, of any Law or any common law protecting persons or members of protected classes or categories, such laws or regulations prohibiting discrimination or harassment on the basis of a protected characteristic; and (iv) any claim based on a theory that such Fund is an employer or joint employer of any such prospective, then-current or former employees of State Street; (d) the failure by State Street to obtain, maintain, or comply with any governmental approvals as required under the Master Services Agreement and/or a Service Module to which such Fund is a signatory or such other failures as otherwise agreed by the Parties from time to time; (e) claims by third parties arising from claims by governmental authorities against such Customer for fines, penalties, sanctions, late fees or other remedies to the extent arising from or in connection with State Street’s failure to perform its responsibilities under the Master Services Agreement or any Service Module (except to the extent a Fund is not permitted as a matter of public policy to have such an indemnity for financial penalties arising from criminal actions); (f) claims by clients of State Street relating to services, products or systems provided by State Street or a Subcontractor to such client(s) in a shared or leveraged environment; (g) any claim initiated by an Affiliate or potential or actual Subcontractor of State Street asserting rights in connection with a Service Module to which such Fund is a signatory; or (h) other claims as otherwise agreed by the Parties from time to time.

Section 8.02 of the Distribution Agreement between Registrant and BRIL provides as follows:

The Distribution Agreement provides that BRIL agrees to indemnify and hold harmless the Trust, each of its trustees, officers, employees and each person, if any, who controls the Trust within the meaning of Section 15 of the 1933 Act (collectively, the “Trust Indemnified Parties”) from and against any and all losses to which the Trust Indemnified Parties become subject, arising out of or based upon (i) any untrue statement or alleged untrue statement of a material fact contained in the Prospectus or the omission or alleged omission therefrom of a material fact required to be stated therein or necessary to make the statements therein not misleading, in reliance upon and in conformity with written information furnished to the Trust by BRIL about BRIL expressly for use therein; (ii) any breach of any representation, warranty or covenant made by BRIL in the Distribution Agreement; and (iii) the actions or omissions of any person acting under the supervision of BRIL in providing services under the Distribution Agreement; provided, however, that BRIL shall not be liable in any such case to the extent that any loss arises out of or is based upon (A) the Trust’s own willful misfeasance, willful misconduct or gross negligence or the Trust’s reckless disregard of its obligations under the Distribution Agreement or (B) the Trust’s material breach of the Distribution Agreement.

The Authorized Participant Agreement provides that the Authorized Participant (the “Participant”) agrees to indemnify and hold harmless the Fund and its respective subsidiaries, affiliates, directors, officers, employees and agents, and each person, if any, who controls such persons within the meaning of Section 15 of the 1933 Act (each an “Indemnified Party”) from and against any loss, liability, cost and expense (including attorneys’ fees) incurred by such Indemnified Party as a result of (i) any breach by the Participant of any provision of the Authorized Participant Agreement that relates to the Participant; (ii) any failure on the part of the Participant to perform any of its obligations set forth in the Authorized Participant Agreement; (iii) any failure by the Participant to comply with applicable laws, including rules and regulations of self-regulatory organizations; or (iv) actions of such Indemnified Party in reliance upon any instructions issued in accordance with Annex II, III or IV (as each may be amended from time to time) of the Authorized Participant Agreement reasonably believed by the distributor and/or the transfer agent to be genuine and to have been given by the Participant.

Section 5.1(c) of the Amended and Restated Securities Lending Agency Agreement provides as follows:

The Amended and Restated Securities Lending Agency Agreement provides that BTC shall indemnify and hold harmless the Trust and each Fund, its Board of Trustees and its agents and BFA and any investment adviser for the Funds from any and all loss, liability, costs, damages, actions, and claims (“Loss”) to the extent that any such Loss arises out of the material breach of this Agreement by or negligent acts or omissions or willful misconduct of BTC, its officers, directors or employees or any of its agents or subcustodians in connection with the securities lending activities undertaken pursuant to this Agreement, provided that BTC’s indemnification obligation with respect to the acts or omissions of its subcustodians shall not exceed the indemnification provided by the applicable subcustodian to BTC.

Item 31. Business and Other Connections of the Investment Adviser:

The Trust is advised by BFA, an indirect wholly owned subsidiary of BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. BFA’s business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

The directors and officers of BFA consist primarily of persons who during the past two years have been active in the investment management business. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Information as to the executive officers and directors of BFA is included in its Form ADV initially filed with the SEC (File No. 801-22609) on November 15, 1984 and updated thereafter and is incorporated herein by reference.

BIL acts as sub-adviser for a number of affiliated registered investment companies advised by BlackRock Advisors, LLC. The address of each of these registered investment companies is 100 Bellevue Parkway, Wilmington, Delaware 19809. The address of BIL is Exchange Place One, 1 Semple Street, Edinburgh, EH3 8BL, United Kingdom. The list required by this Item 31 about officers and directors of BIL, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV, filed by BIL pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-51087).

Item 32. Principal Underwriters:

(a)	Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

BRIL, the distributor of certain funds, acts as the principal underwriter or placement agent, as applicable, for each of the following open-end registered investment companies including certain funds of the Registrant:

BBIF Government Securities Fund	BlackRock Mid Cap Value Opportunities Series, Inc.
BBIF Money Fund	BlackRock Multi-State Municipal Series Trust
BBIF Tax-Exempt Fund	BlackRock Municipal Bond Fund, Inc.
BBIF Treasury Fund	BlackRock Municipal Series Trust
BIF Government Securities Fund	BlackRock Natural Resources Trust
BIF Money Fund	BlackRock Pacific Fund, Inc.
BIF Multi-State Municipal Series Trust	BlackRock Series Fund, Inc.
BIF Tax-Exempt Fund	BlackRock Series, Inc.
BIF Treasury Fund	BlackRock Strategic Global Bond Fund, Inc.
BlackRock Allocation Target Shares	BlackRock Value Opportunities Fund, Inc.
BlackRock Balanced Capital Fund, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value Fund, Inc.	FDP Series, Inc.
BlackRock Bond Fund, Inc.	Funds For Institution Series
BlackRock California Municipal Series Trust	iShares, Inc.
BlackRock Capital Appreciation Fund, Inc.	iShares U.S. ETF Trust
BlackRock CoRI Funds	Managed Account Series
BlackRock Emerging Markets Fund, Inc.	Master Bond LLC
BlackRock Equity Dividend Fund	Master Focus Growth LLC
BlackRock EuroFund	Master Government Securities LLC
BlackRock Financial Institutions Series Trust	Master Institutional Money Market LLC
BlackRock Focus Growth Fund, Inc.	Master Investment Portfolio
BlackRock Funds	Master Large Cap Series LLC
BlackRock Funds II	Master Money LLC
BlackRock Funds III	Master Tax-Exempt LLC
BlackRock Global Allocation Fund, Inc.	Master Treasury LLC
BlackRock Global SmallCap Fund, Inc.	Master Value Opportunities LLC
BlackRock Index Funds, Inc.	Quantitative Master Series LLC
BlackRock Large Cap Series Funds, Inc.	Ready Assets Government Liquidity Fund
BlackRock Latin America Fund, Inc.	Ready Assets U.S.A. Government Money Fund
BlackRock Liquidity Funds	Ready Assets U.S. Treasury Money Fund
BlackRock Long-Horizon Equity Fund	Retirement Series Trust
BlackRock Master LLC

BRIL also acts as the distributor or placement agent for the following closed-end registered investment companies:

BlackRock Corporate High Yield Fund, Inc.
BlackRock Debt Strategies Fund, Inc.
BlackRock Floating Rate Income Strategies Fund, Inc.
BlackRock Health Sciences Trust
BlackRock Limited Duration Income Trust
BlackRock Preferred Partners LLC

BRIL provides numerous financial services to BlackRock-advised funds and is the distributor of BlackRock’s open-end funds. These services include coordinating and executing Authorized Participation Agreements, preparing, reviewing and providing advice with respect to all sales literature and responding to Financial Industry Regulatory Authority comments on marketing materials.

(b)	Set forth below is information concerning each director and officer of BRIL. The principal business address for each such person is 55 East 52nd Street, New York, NY 10055.

Name	Position(s) and Office(s) with BRIL	Position(s) and Office(s) with Registrant
Abigail Reynolds	Chairman, Chief Executive Officer, President and Director	None
Matthew Mallow	Chief Legal Officer and Senior Managing Director	None
Christopher Meade	General Counsel and Senior Managing Director	None
Saurabh Pathak	Chief Financial Officer and Director	None
James Hamilton	Chief Operating Officer and Director	None
Gregory Rosta	Chief Compliance Officer and Vice President	None
Anne Ackerley	Managing Director	None
Michael Bishopp	Managing Director	None
Joseph Craven	Managing Director	None
Sally George	Managing Director	None
Lisa Hill	Managing Director	None
Andrew Dickson	Secretary and Director	None
Terri Slane	Assistant Secretary and Director	None
Chris Nugent	Director	None
John Diorio	Director	None
Lourdes Sanchez	Vice President	None
Robert Fairbairn	Member, Board of Managers	None
Salim Ramji	Member, Board of Managers	None
Richard Prager	Member, Board of Managers	None
Christopher Vogel	Member, Board of Managers	None

(c)	Not applicable.

Item 33. Location of Accounts and Records:

(a)	The Trust maintains accounts, books and other documents required by Section 31(a) of the 1940 Act and the rules there under (collectively, the “Records”) at the offices of State Street, 1 Iron Street, Boston, MA 02210.

(b)	BFA maintains all Records relating to its services as investment adviser at 400 Howard Street, San Francisco, CA 94105.

(c)	BRIL maintains all Records relating to its services as distributor of certain Funds at 1 University Square Drive, Princeton, NJ 08540.

(d)	State Street maintains all Records relating to its services as transfer agent at 100 Huntington Avenue, Copley Place Tower 1, Floor 2, Boston, MA 02116. State Street maintains all Records relating to its services as fund accountant and custodian at 1 Iron Street, Boston, MA 02210.

Item 34. Management Services:

Not applicable.

Item 35. Undertakings:

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 1,644 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 25th day of May, 2016.

iSHARES TRUST

By:
Manish Mehta*
President
Date:	May 25, 2016

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1,644 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark Wiedman*
Trustee
Date:	May 25, 2016

John E. Martinez*
Trustee
Date:	May 25, 2016

Cecilia H. Herbert*
Trustee
Date:	May 25, 2016

Charles A. Hurty*
Trustee
Date:	May 25, 2016

John E. Kerrigan*
Trustee
Date:	May 25, 2016

Robert S. Kapito*
Trustee
Date:	May 25, 2016

Madhav V. Rajan*
Trustee
Date:	May 25, 2016

Jane D. Carlin*
Trustee
Date:	May 25, 2016

/s/ Jack Gee
Jack Gee**
Treasurer and Chief Financial Officer
Date:	May 25, 2016

/s/ Jack Gee
*	By: Jack Gee
Attorney-in-fact
Date:	May 25, 2016

*	Powers of Attorney, each dated March 25, 2015, for Manish Mehta, Jane D. Carlin, Mark Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to PEA No. 1,490.
**	Power of Attorney, dated March 24, 2016, for Jack Gee is incorporated herein by reference to PEA No. 1,616.